AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 2005


                              REGISTRATION NOS. 333-124214
                                                811-21757

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------

                                    FORM N-1A-A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]





                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                             ----------------------

                            THE ARRIVATO FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                          350 FIFTH AVENUE, 59TH FLOOR
                               NEW YORK, NY 10118
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)
       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 601-2736

                                   ERIC RUBIN
                             ARRIVATO ADVISORS, LLC
                                    PRESIDENT
                          350 FIFTH AVENUE, 59TH FLOOR
                               NEW YORK, NY 10118

             COPIES TO:

                                STEVEN R. HOWARD
                          THACHER, PROFFITT & WOOD, LLP
                           TWO WORLD FINANCIAL CENTER
                               NEW YORK, NY 10281

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

      IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX):

      [ ]   IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)

      [ ]   ONE (DATE) PURSUANT TO PARAGRAPH (b)

      [ ]   60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)

      [ ]   ON (DATE) PURSUANT TO PARAGRAPH (A)(1)

      [X]   75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)

      [ ]   ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

      IF APPROPRIATE, CHECK THE FOLLOWING BOX:

      [ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

INSIDE THIS PROSPECTUS

Descriptions of each fund's goal, strategy, and main risks, along with information on costs, the individual who manages the funds, and the past performance of the indexes the funds are intended to track.

                            About the Funds     NestEgg Dow Jones U.S. Target Date Funds                          1

                                                                                                                  4
                                                NestEgg Dow Jones U.S. 2010 Fund

                                                                                                                  7
                                                NestEgg Dow Jones U.S. 2015 Fund

                                                                                                                 10
                                                NestEgg Dow Jones U.S. 2020 Fund

                                                                                                                 13
                                                NestEgg Dow Jones U.S. 2030 Fund

                                                                                                                 16
                                                NestEgg Dow Jones U.S. 2040 Fund

                                                                                                                 19
                                                The Investment Adviser

                                                                                                                 20
                                                Index Performance

                              How to Invest     The Share Classes                                                25

                                                                                                                 26
                                                How To Buy Fund Shares

                                                                                                                 28
                                                How To Sell and Exchange Fund Shares

                                                                                                                 30
                                                Shareholder Services and Policies

                                                Information, instructions, and policies to know about
                                                your fund account and transactions

                                                                                                                 36
                                                Distributions and Taxes

                                                                                                                 38
                                                Notice of Privacy Policy

ABOUT THE FUNDS

The NestEgg Dow Jones U.S. Target Date Funds are five mutual funds offering distinct investment choices to suit a range of investment goals. Each Fund seeks to track the performance of one of the Dow Jones U.S. Target Date Indexes, a unique group of U.S. target date indexes, less operating expenses.

Each of the NestEgg Dow Jones U.S. Target Date Funds is offered to investors who are saving for a particular goal in life -- such as retirement -- or need to withdraw a substantial portion of their investment in, or close to, the year named in the Fund's title.

Each Dow Jones U.S. Target Date Index contains thousands of domestic securities. Each Dow Jones U.S. Target Date Index invests in six stock categories (U.S. large-cap value, U.S. large-cap growth, U.S. mid-cap value, U.S. mid-cap growth, U.S. small-cap value and U.S. small-cap growth), in three bond categories (U.S. government bonds, U.S. corporate bonds and U.S. mortgage backed bonds), and cash and short-term money market securities. By investing in ten different asset classes, each Index attempts to maximize the diversification benefits offered by the total U.S. securities market. Allocations are made to stocks and fixed-income securities in the indexes according to a mathematical formula (Dow Jones U.S. Target Date Indexes Methodology).

The NestEgg Dow Jones U.S. Target Date Funds invest in ten asset classes that correspond to the asset classes comprising the Dow Jones U.S. Target Date Indexes. Each NestEgg Dow Jones U.S. Target Date Fund has a distinct asset mix. The allocation to stocks, bonds and cash for each Fund systematically grows more conservative as the target date in the Fund's title approaches.

The systematic reduction of equity risk over time exposes investors to higher levels of equity risk in the early years and lower levels of equity risk in the years immediately prior to their target dates.

                     RELATIVE EQUITY RISK OF THE DOW JONES
                            U.S. TARGET DATE INDEXES

[LINE GRAPH]

MONTHS REMAINING                                                              EQUITY RISK
----------------                                                              -----------
420                                                                             90.0000
                                                                                89.9990
                                                                                89.9961
                                                                                89.9912
                                                                                89.9843
                                                                                89.9755
                                                                                89.9648
                                                                                89.9520
                                                                                89.9373
                                                                                89.9207
                                                                                89.9021
                                                                                89.8816
                                                                                89.8591
                                                                                89.8347
                                                                                89.8083
                                                                                89.7799
                                                                                89.7496
                                                                                89.7174
                                                                                89.6832
                                                                                89.6471
                                                                                89.6091
                                                                                89.5691
                                                                                89.5272
                                                                                89.4833
                                                                                89.4375
                                                                                89.3898
                                                                                89.3402
                                                                                89.2886
                                                                                89.2352
                                                                                89.1798
                                                                                89.1225
                                                                                89.0633
                                                                                89.0022
                                                                                88.9391
                                                                                88.8742
                                                                                88.8074
                                                                                88.7387
                                                                                88.6681
                                                                                88.5956
                                                                                88.5213
                                                                                88.4450
                                                                                88.3670
                                                                                88.2870
                                                                                88.2052
                                                                                88.1215
                                                                                88.0359
                                                                                87.9485
                                                                                87.8593
                                                                                87.7682
                                                                                87.6753
                                                                                87.5806
                                                                                87.4840
                                                                                87.3856
                                                                                87.2855
                                                                                87.1835
                                                                                87.0797
                                                                                86.9741
                                                                                86.8667
                                                                                86.7575
                                                                                86.6466
360                                                                             86.5339
                                                                                86.4194
                                                                                86.3032
                                                                                86.1852
                                                                                86.0655
                                                                                85.9440
                                                                                85.8208
                                                                                85.6959
                                                                                85.5693
                                                                                85.4409
                                                                                85.3109
                                                                                85.1791
                                                                                85.0457
                                                                                84.9106
                                                                                84.7738
                                                                                84.6354
                                                                                84.4952
                                                                                84.3535
                                                                                84.2101
                                                                                84.0650
                                                                                83.9184
                                                                                83.7701
                                                                                83.6202
                                                                                83.4687
                                                                                83.3156
                                                                                83.1609
                                                                                83.0047
                                                                                82.8469
                                                                                82.6875
                                                                                82.5266
                                                                                82.3641
                                                                                82.2001
                                                                                82.0346
                                                                                81.8676
                                                                                81.6990
                                                                                81.5290
                                                                                81.3575
                                                                                81.1845
                                                                                81.0101
                                                                                80.8342
                                                                                80.6568
                                                                                80.4780
                                                                                80.2978
                                                                                80.1162
                                                                                79.9332
                                                                                79.7487
                                                                                79.5629
                                                                                79.3757
                                                                                79.1872
                                                                                78.9973
                                                                                78.8060
                                                                                78.6135
                                                                                78.4196
                                                                                78.2244
                                                                                78.0279
                                                                                77.8301
                                                                                77.6310
                                                                                77.4306
                                                                                77.2291
                                                                                77.0262
300                                                                             76.8221
                                                                                76.6168
                                                                                76.4103
                                                                                76.2027
                                                                                75.9938
                                                                                75.7837
                                                                                75.5725
                                                                                75.3601
                                                                                75.1466
                                                                                74.9320
                                                                                74.7162
                                                                                74.4993
                                                                                74.2814
                                                                                74.0624
                                                                                73.8423
                                                                                73.6211
                                                                                73.3989
                                                                                73.1757
                                                                                72.9515
                                                                                72.7262
                                                                                72.5000
                                                                                72.2728
                                                                                72.0446
                                                                                71.8155
                                                                                71.5854
                                                                                71.3544
                                                                                71.1225
                                                                                70.8897
                                                                                70.6560
                                                                                70.4214
                                                                                70.1859
                                                                                69.9496
                                                                                69.7125
                                                                                69.4745
                                                                                69.2358
                                                                                68.9962
                                                                                68.7559
                                                                                68.5148
                                                                                68.2729
                                                                                68.0303
                                                                                67.7869
                                                                                67.5429
                                                                                67.2981
                                                                                67.0527
                                                                                66.8066
                                                                                66.5598
                                                                                66.3123
                                                                                66.0643
                                                                                65.8156
                                                                                65.5663
                                                                                65.3164
                                                                                65.0660
                                                                                64.8150
                                                                                64.5634
                                                                                64.3113
                                                                                64.0587
                                                                                63.8055
                                                                                63.5519
                                                                                63.2978
                                                                                63.0433
240                                                                             62.7882
                                                                                62.5328
                                                                                62.2769
                                                                                62.0206
                                                                                61.7640
                                                                                61.5069
                                                                                61.2495
                                                                                60.9917
                                                                                60.7336
                                                                                60.4752
                                                                                60.2165
                                                                                59.9575
                                                                                59.6982
                                                                                59.4386
                                                                                59.1788
                                                                                58.9188
                                                                                58.6585
                                                                                58.3980
                                                                                58.1374
                                                                                57.8766
                                                                                57.6155
                                                                                57.3544
                                                                                57.0932
                                                                                56.8318
                                                                                56.5703
                                                                                56.3087
                                                                                56.0470
                                                                                55.7853
                                                                                55.5236
                                                                                55.2618
                                                                                55.0000
                                                                                54.7382
                                                                                54.4764
                                                                                54.2147
                                                                                53.9530
                                                                                53.6913
                                                                                53.4297
                                                                                53.1682
                                                                                52.9068
                                                                                52.6456
                                                                                52.3845
                                                                                52.1234
                                                                                51.8626
                                                                                51.6020
                                                                                51.3415
                                                                                51.0812
                                                                                50.8212
                                                                                50.5614
                                                                                50.3018
                                                                                50.0425
                                                                                49.7835
                                                                                49.5248
                                                                                49.2664
                                                                                49.0083
                                                                                48.7505
                                                                                48.4931
                                                                                48.2360
                                                                                47.9794
                                                                                47.7231
                                                                                47.4672
180                                                                             47.2118
                                                                                46.9567
                                                                                46.7022
                                                                                46.4481
                                                                                46.1945
                                                                                45.9413
                                                                                45.6887
                                                                                45.4366
                                                                                45.1850
                                                                                44.9340
                                                                                44.6836
                                                                                44.4337
                                                                                44.1844
                                                                                43.9357
                                                                                43.6877
                                                                                43.4402
                                                                                43.1934
                                                                                42.9473
                                                                                42.7019
                                                                                42.4571
                                                                                42.2131
                                                                                41.9697
                                                                                41.7271
                                                                                41.4852
                                                                                41.2441
                                                                                41.0038
                                                                                40.7642
                                                                                40.5254
                                                                                40.2875
                                                                                40.0504
                                                                                39.8141
                                                                                39.5786
                                                                                39.3440
                                                                                39.1103
                                                                                38.8775
                                                                                38.6456
                                                                                38.4146
                                                                                38.1845
                                                                                37.9554
                                                                                37.7272
                                                                                37.5000
                                                                                37.2738
                                                                                37.0485
                                                                                36.8243
                                                                                36.6011
                                                                                36.3789
                                                                                36.1577
                                                                                35.9376
                                                                                35.7186
                                                                                35.5007
                                                                                35.2838
                                                                                35.0680
                                                                                34.8534
                                                                                34.6399
                                                                                34.4275
                                                                                34.2163
                                                                                34.0062
                                                                                33.7974
                                                                                33.5896
                                                                                33.3832
120                                                                             33.1779
                                                                                32.9738
                                                                                32.7709
                                                                                32.5694
                                                                                32.3690
                                                                                32.1699
                                                                                31.9721
                                                                                31.7756
                                                                                31.5804
                                                                                31.3865
                                                                                31.1940
                                                                                31.0027
                                                                                30.8128
                                                                                30.6243
                                                                                30.4371
                                                                                30.2513
                                                                                30.0668
                                                                                29.8838
                                                                                29.7022
                                                                                29.5220
                                                                                29.3432
                                                                                29.1658
                                                                                28.9899
                                                                                28.8155
                                                                                28.6425
                                                                                28.4710
                                                                                28.3010
                                                                                28.1324
                                                                                27.9654
                                                                                27.7999
                                                                                27.6359
                                                                                27.4734
                                                                                27.3125
                                                                                27.1531
                                                                                26.9953
                                                                                26.8391
                                                                                26.6844
                                                                                26.5313
                                                                                26.3798
                                                                                26.2299
                                                                                26.0816
                                                                                25.9350
                                                                                25.7899
                                                                                25.6465
                                                                                25.5048
                                                                                25.3647
                                                                                25.2262
                                                                                25.0894
                                                                                24.9543
                                                                                24.8209
                                                                                24.6891
                                                                                24.5591
                                                                                24.4307
                                                                                24.3041
                                                                                24.1792
                                                                                24.0560
                                                                                23.9345
                                                                                23.8148
                                                                                23.6968
                                                                                23.5806
60                                                                              23.4661
                                                                                23.3534
                                                                                23.2425
                                                                                23.1333
                                                                                23.0259
                                                                                22.9203
                                                                                22.8165
                                                                                22.7145
                                                                                22.6144
                                                                                22.5160
                                                                                22.4194
                                                                                22.3247
                                                                                22.2318
                                                                                22.1407
                                                                                22.0515
                                                                                21.9641
                                                                                21.8785
                                                                                21.7949
                                                                                21.7130
                                                                                21.6331
                                                                                21.5550
                                                                                21.4787
                                                                                21.4044
                                                                                21.3319
                                                                                21.2613
                                                                                21.1926
                                                                                21.1258
                                                                                21.0609
                                                                                20.9978
                                                                                20.9367
                                                                                20.8775
                                                                                20.8202
                                                                                20.7648
                                                                                20.7114
                                                                                20.6598
                                                                                20.6102
                                                                                20.5625
                                                                                20.5167
                                                                                20.4728
                                                                                20.4309
                                                                                20.3909
                                                                                20.3529
                                                                                20.3168
                                                                                20.2826
                                                                                20.2504
                                                                                20.2201
                                                                                20.1917
                                                                                20.1653
                                                                                20.1409
                                                                                20.1184
                                                                                20.0979
                                                                                20.0793
                                                                                20.0627
                                                                                20.0480
                                                                                20.0352
                                                                                20.0245
                                                                                20.0157
                                                                                20.0088
                                                                                20.0039
                                                                                20.0010
0                                                                               20.0000

                                                             About the Funds   1

As each Fund reaches the stated target date, Fund assets will be invested in an Asset Allocation Strategy that holds risk at approximately 20% of the risk of the U.S. Stock Market.

The funds will pursue their objectives by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The portfolio manager uses quantitative analysis techniques to structure the fund to obtain a high correlation to the Dow Jones U.S. Target Date Indexes, while keeping the funds as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the Dow Jones U.S. Target Date Indexes as closely as possible, the funds invest in a statistically selected sample of the securities found in the Dow Jones U.S. Target Date Indexes, using a process known as 'optimization.' This process selects stocks for the funds so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely replicate those of the securities in the Dow Jones U.S. Target Date Indexes. Over the long term, the Funds seek a correlation between the performance of the funds, before expenses, and the Dow Jones U.S. Target Date Indexes of 98% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the funds intend to invest at least 80% of their assets, determined at the time of purchase, in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes. Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts. The Funds invest in ADRs in order to provide international diversification.

The funds' securities are weighted to attempt to make the funds' total investment characteristics similar to those of the Dow Jones U.S. Target Date Indexes as a whole. The Funds may exclude or remove any stock from the fund if the Funds believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the portfolio manager may purchase a stock not included in the Dow Jones U.S. Target Date Index when it is believed to be a cost-efficient way of approximating the Dow Jones U.S. Target Date Index's performance or in an effort to satisfy the investment needs of shareholders. For example, it may do so in anticipation of a stock being added to the Dow Jones U.S. Target Date Index. The fund may hold assets in short-term debt securities or money market instruments for liquidity purposes. The funds may lend their investment securities up to 30% of their total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

PORTFOLIO MANAGER

The Fund's portfolio manager is responsible for the day-to-day management of the fund.

Jared Goldstrom, Vice President and Portfolio Manager. Mr. Goldstrom joined "AIFS" in May of 2005. Before joining AIFS, Mr. Goldstrom was Head Trader of a private investment fund based out of New York. Prior to that he was Head Managing Trader at E*Trade Professional, the trading division of E*Trade Securities. Mr. Goldstrom graduated from Emory University with a B.A. in Economics. Mr. Goldstrom is a member of the Securities Trader Association and also holds the Chartered Portfolio Management certification.

For additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the funds he manages, please consult the SAI.

 2  About the Funds

DEFINITIONS

DOW JONES U.S. STYLE INDEXES
A series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The six indexes, and the approximate number of companies in each index, as of the date of this Prospectus, are:


- Large Growth Index (100 companies)
- Large Value Index (125 companies)
- Mid Growth Index (200 companies)
- Mid Value Index (250 companies)
- Small Growth Index (300 companies)
- Small Value Index (350 companies)

The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large-cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%. (The companies in the smallest 5% are considered micro-cap and are eliminated due to their low liquidity.) Currently, Dow Jones reviews the composition of the Dow Jones U.S. Style Indexes twice a year, in March and September. As indicated below, the equity portion of each Dow Jones U.S. Target Date Index is made up of one-third large cap, one-third mid-cap and one-third small-cap and is equally divided between growth and value.
The growth and value indexes include only companies with these respective stock characteristics. The indexes use a methodology that is designed to exclude most companies that cannot be clearly classified as either growth or value, as well as companies that are very small and thinly traded.

EQUITY ALLOCATION
[Pie Chart]

                                 U.S. LARGE CAP       U.S. MID CAP        U.S. MID CAP       U.S. SMALL CAP      U.S. SMALL CAP
U.S. LARGE CAP VALUE                 GROWTH              GROWTH               VALUE               VALUE              GROWTH
--------------------             --------------       ------------        ------------       --------------      --------------
16.67                                 16.67               16.67               16.67               16.67               16.67

MARKET CAPITALIZATION The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole. Terms such as "small cap" and "large cap" refer to stocks with small and large total market values, respectively. "Float adjusted" market capitalization measures only those shares that are readily available for trading.

GROWTH STOCKS Stocks that appear to have above-average potential for growth of revenue, earnings and stock price over time.

VALUE STOCKS Stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

INVESTMENT PROCESS
In an effort to run an efficient and effective strategy, instead of purchasing all of the securities of the Dow Jones U.S. Target Date Indexes, the funds use the process of 'optimization,' a statistical sampling technique. The sampling method could cause the portfolio to overweight or underweight securities held with respect to the Dow Jones U.S. Target Date Index. Using cash flows and risk assessments as determinants, the funds first purchase securities with larger weightings as established by the Dow Jones U.S. Target Date Index, and then systematically add lesser weighted securities until an optimal point where the adviser believes replication of the characteristics of the indexes are achieved without incurring unnecessary transaction costs.
Before investing, you should carefully consider your investment goals, your time horizon, and your tolerance for risk. This knowledge can be helpful in identifying the funds in this prospectus that may most closely match your investing needs.
Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

"Dow Jones," "Dow Jones U.S. Target Date Indexes," "Dow Jones U.S. Style Indexes," "Dow Jones U.S. Target 2010 Index," "Dow Jones U.S. Target 2015 Index," "Dow Jones U.S. Target 2020 Index," "Dow Jones U.S. Target 2030 Index," and "Dow Jones U.S. Target 2040 Index" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by American Independence Financial Services, LLC ("AIFS" or the "Adviser"). The NestEgg Dow Jones U.S. Target Date Funds, based on the Dow Jones U.S. Target Date Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

                                                             About the Funds   3

                                                   TICKER SYMBOL
                                                   CUSIP NUMBERS      Class A:            Class C:
                                                    FUND NUMBERS      Class A:      Class C:

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2010 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2010 Index (2010 Index), before operating expenses. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying portfolio's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Indexes, the Lehman U.S. Bond index, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF.
  The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund may use statistical sampling techniques in seeking to track the performance of the 2010 Index. The Fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2010 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 18.9
Cash Index                                                                       34.6
Three U.S. Bond Indexes                                                          46.5

As of October 31, 2005, the allocation of the 2010 Index was 18.9% equally divided among the six Dow Jones U.S. Style Indexes, 46.5% equally divided among three U.S. bond indexes and 34.6% in one cash index.

The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg Dow Jones U.S. 2010 Fund will be rebalanced monthly.

Although major changes tend to be rare, the Fund's fundamental strategy can only be changed by a vote of the majority of the Fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of its assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make more defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.

  THIS FUND MAY INTEREST INVESTORS WHO HAVE SHORT TO MEDIUM TIME HORIZONS, OR MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2010.

 4  NestEgg Dow Jones U.S. 2010 Fund

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 2010 Index over the short or long term. Reasons for this include the effects of Fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2010 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations. ADRs are also subject to the risks discussed above with respect for foreign investments.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2010 Index appears on page 20.
                                            NestEgg Dow Jones U.S. 2010 Fund   5

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                         CLASS A       CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 SHARES        SHARES
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                       4.75%          None
Maximum deferred sales charge (as a percentage of
  the Net Asset Value at purchase)                           None(1)      1.00%(2)
Redemption Fee(3)
  (as a percentage of amount redeemed, if
  applicable)                                               2.00%         2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                              0.60%         0.60%
Distribution (12b-1) and Service Fees                       0.50%         1.00%
Other Expenses(4)                                           0.88%         0.88%
Total Annual Fund Operating Expenses Before
  Reductions                                                1.98%         2.48%
Expense Reductions(5)                                       0.53%         0.53%
Total Annual Fund Operating Expenses After
  Reductions                                                1.45%         1.95%

(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.
(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
(4) Other Expenses are based on estimated amounts for the current fiscal year.
(5) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 1.45% for Class A shares and 1.95% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR       3 YEARS
 Class A Shares        $   630       $    956
 Class C Shares        $   323       $    688

 6  NestEgg Dow Jones U.S. 2010 Fund

                                                   TICKER SYMBOL
                                                   CUSIP NUMBERS      Class A:            Class C:
                                                    FUND NUMBERS      Class A:     Class C:

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2015 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2015 Index (2015 Index), before operating expenses. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying portfolio's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Index, the Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF. The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund will use statistical sampling techniques in seeking to track the performance of the 2015 Index. The Fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2015 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 26.8
Three U.S. Bond Indexes                                                          66.1
Cash Index                                                                        7.1

As of October 31, 2005, the allocation of the 2015 Index was 26.8% equally divided among the 6 Dow Jones U.S. Style Indexes, 66.1% equally divided among the 3 U.S. bond indexes and 7.1% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2015 Fund will be rebalanced monthly.

Although major changes tend to be rare, the Fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.

  THIS FUND MAY INTEREST MODERATE TO CONSERVATIVE INVESTORS, OR INVESTORS WHO MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2015.

                                            NestEgg Dow Jones U.S. 2015 Fund   7

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2015 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2015 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations. ADRs are also subject to the risks discussed above with respect for foreign investments.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2015 Index appears on page 20.
 8  NestEgg Dow Jones U.S. 2015 Fund

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                         CLASS A       CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 SHARES        SHARES
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                       4.75%          None
Maximum deferred sales charge (as a percentage of
  the Net Asset Value at purchase)                           None(1)      1.00%(2)
Redemption Fee(3)
  (as a percentage of amount redeemed, if
  applicable)                                               2.00%         2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                              0.60%         0.60%
Distribution (12b-1) and Service Fees                       0.50%         1.00%
Other Expenses(4)                                           0.57%         0.57%
Total Annual Fund Operating Expenses Before
  Reductions                                                1.67%         2.17%
Expense Reductions(5)                                      -0.22%        -0.22%
Total Annual Fund Operating Expenses After
  Reductions                                                1.45%         1.95%

(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.
(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
(4) Other Expenses are based on estimated amounts for the current fiscal year.
(5) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 1.45% for Class A shares and 1.95% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR       3 YEARS
 Class A Shares        $   630       $    956
 Class C Shares        $   323       $    688

                                            NestEgg Dow Jones U.S. 2015 Fund   9

                                                   TICKER SYMBOL
                                                   CUSIP NUMBERS      Class A:            Class C:
                                                    FUND NUMBERS      Class A:   Class C:

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2020 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2020 Index (2020 Index), before operating expenses. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying Portfolio's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Index, the Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF. The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund will use statistical sampling techniques in seeking to track the performance of the 2020 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2020 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 48.3
Three U.S. Bond Indexes                                                          47.7
Cash Index                                                                        4.0

As of October 31, 2005, the allocation of the 2020 Index was 48.3% equally divided among the 6 Dow Jones U.S. Style Indexes, 47.7% equally divided among the 3 U.S. bond indexes and 4.0% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2020 Fund will be rebalanced monthly.

Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.

  THIS FUND MAY INTEREST INVESTORS WHO SEEK LONG-TERM TOTAL RETURN FROM A BALANCED PORTFOLIO, OR INVESTORS WHO MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2020.

 10  NestEgg Dow Jones U.S. 2020 Fund

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2020 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2020 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations. ADRs are also subject to the risks discussed above with respect for foreign investments.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2020 Index appears on page 20.
                                           NestEgg Dow Jones U.S. 2020 Fund   11

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                         CLASS A       CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 SHARES        SHARES
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                       4.75%          None
Maximum deferred sales charge (as a percentage of
  the Net Asset Value at purchase)                           None(1)       1.00(2)
Redemption Fee(3)
  (as a percentage of amount redeemed, if
  applicable)                                               2.00%         2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                              0.60%         0.60%
Distribution (12b-1) and Service Fees                       0.50%         1.00%
Other Expenses(4)                                           0.47%         0.47%
Total Annual Fund Operating Expenses Before
  Reductions                                                1.57%         2.07%
Expense Reductions(5)                                      -0.12%        -0.12%
Total Annual Fund Operating Expenses After
  Reductions                                                1.45%         1.95%

(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.
(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3) If you purchase shares and then redeem those shares, you will pay a redemption fee of 2.00% of the amount redeemed.
(4) Other Expenses are based on estimated amounts for the current fiscal year.
(5) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 1.45% for Class A shares and 1.95% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR       3 YEARS
 Class A Shares        $   630       $    956
 Class C Shares        $   323       $    688

 12  NestEgg Dow Jones U.S. 2020 Fund

                                                  TICKER SYMBOL
                                                  CUSIP NUMBERS      Class A:            Class C:
                                                   FUND NUMBERS      Class A:      Class C:

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2030 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2030 Index (2030 Index), before operating expenses. Although the Adviser does not currently intend to do so, at sometime in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying Fund's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Index, the Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF. The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund will use statistical sampling techniques in seeking to track the performance of the 2030 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2030 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 78.5
Three U.S. Bond Indexes                                                          17.5
Cash Index                                                                        4.0

As of October 31, 2005, the allocation of the 2030 Index was 78.5% equally divided among the 6 Dow Jones U.S. Style Indexes, 17.5% equally divided among the 3 U.S. bond indexes and 4.0% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2030 Fund will be rebalanced monthly.
Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.

  THIS FUND MAY INTEREST INVESTORS WHO HAVE A LONG-TERM TIME HORIZON, OR INVESTORS WHO MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2030.

                                           NestEgg Dow Jones U.S. 2030 Fund   13

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund's share price changes with the value of the Fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2030 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2030 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations. ADRs are also subject to the risks discussed above with respect for foreign investments.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2030 Index appears on page 20.
 14  NestEgg Dow Jones U.S. 2030 Fund

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                          CLASS A       CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  SHARES        SHARES
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                       4.75%          None
Maximum deferred sales charge (as a percentage of
  the Net Asset Value at purchase)                           None(1)      1.00%(2)
Redemption Fee(3)
  (as a percentage of amount redeemed, if
  applicable)                                               2.00%         2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                              0.60%         0.60%
Distribution (12b-1) and Service Fees                       0.50%         1.00%
Other Expenses(4)                                           0.53%         0.53%
Total Annual Fund Operating Expenses Before
  Reductions                                                1.13%         1.63%
Expense Reductions(5)                                      -0.18%        -0.18%
Total Annual Fund Operating Expenses After
  Reductions                                                1.45%         1.95%

(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.
(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
(4) Other Expenses are based on estimated amounts for the current fiscal year.
(5) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 1.45% for Class A shares and 1.95% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR       3 YEARS
 Class A Shares        $   630       $    956
 Class C Shares        $   323       $    688

                                           NestEgg Dow Jones U.S. 2030 Fund   15

                                                   TICKER SYMBOL
                                                   CUSIP NUMBERS      Class A:            Class C:
                                                    FUND NUMBERS      Class A:      Class C:

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2040 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2040 Index (2040 Index), before operating expenses. Although the Fund does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying portfolio's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Index, the Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF. The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund will use statistical sampling techniques in seeking to track the performance of the 2040 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2040 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 90.5
Three U.S. Bond Indexes                                                           5.5
Cash Index                                                                        4.0

As of October 31, 2005, the allocation of the 2040 Fund's assets was 90.5% equally divided among the 6 Dow Jones U.S. Style Indexes, 5.5% equally divided among the 3 U.S. bond indexes and 4.0% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2040 Fund will be rebalanced monthly.

Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.



  THIS FUND MAY INTEREST INVESTORS WHO HAVE A LONG-TERM TIME HORIZON, OR INVESTORS WHO MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2040.

 16  NestEgg Dow Jones U.S. 2040 Fund

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the Fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2040 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2040 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations. ADRs are also subject to the risks discussed above with respect for foreign investments.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2040 Index appears on page 20.
                                           NestEgg Dow Jones U.S. 2040 Fund   17

FEES AND EXPENSES
These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                         CLASS A       CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                 SHARES        SHARES
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                       4.75%          None
Maximum deferred sales charge (as a percentage of
  the Net Asset Value at purchase)                           None(1)      1.00%(2)
Redemption Fee(3)
  (as a percentage of amount redeemed, if
  applicable)                                               2.00%         2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                              0.60%         0.60%
Distribution (12b-1) and Service Fees                       0.50%         1.00%
Other Expenses(4)                                           0.60%         0.60%
Total Annual Fund Operating Expenses Before
  Reductions                                                2.20%         1.70%
Expense Reductions(5)                                      -0.25%        -0.25%
Total Annual Fund Operating Expenses After
  Reductions                                                1.45%         1.95%

(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.
(2) Class C shares will be assessed a 1.00% CDSC if redeemed within one year of the date of purchase.
(3) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
(4) Other Expenses are based on estimated amounts for the current fiscal year.
(5) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 1.45% for Class A shares and 1.95% for Class C shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR    3 YEARS
 Class A Shares        $    630   $    956
 Class C Shares        $    323   $    688

 18  NestEgg Dow Jones U.S. 2040 Fund

ADDITIONAL RISKS OF THE NESTEGG DOW JONES U.S. TARGET DATE FUNDS

MANAGEMENT RISK The Funds' performance could be hurt if the funds' management improperly executes the funds' strategies.

METHODOLOGY RISK The Funds could lag the overall market or certain other types of funds during times when stocks that the indexes seek to exclude, such as those with a combination of growth and value characteristics, lead the market.

CAPITALIZATION WEIGHTING RISK Large-cap stocks represent the great majority of the U.S. stock market's market capitalization, or total worth (in Dow Jones' definition, typically over 70%). Accordingly, a capitalization-weighted broad market index, such as the S&P 500, is strongly affected by the performance of large-cap stocks, and much less affected by the performance of mid- and small-cap stocks.

In comparison, by seeking to maintain equal equity exposure to the large-, mid-, and small-cap categories, the funds will be more strongly influenced by the performance of mid- and small-cap stocks and less strongly influenced by the performance of large-cap stocks. As a result, the funds' risks and returns could be substantially different from those of a capitalization-weighted index, or an index fund that seeks to track the value of this type of index.

REPURCHASE AGREEMENT RISK Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

SECURITIES LENDING RISK To earn additional income, the fund may lend their securities to qualified financial institutions. Although these loans are fully collateralized, the fund's performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged.

The Trust is a newly organized entity and has no prior operating history or track record. Accordingly, the Fund does not have a performance history for a prospective investor to consider.

DOW JONES DISCLAIMER "Dow Jones," "Dow Jones U.S. Target Date Indexes," "Dow Jones U.S. Style Indexes," "Dow Jones U.S. Target 2010 Index," "Dow Jones U.S. Target 2015 Index," "Dow Jones U.S. Target 2020 Index," "Dow Jones U.S. Target 2030 Index," and "Dow Jones U.S. Target 2040 Index" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by AIFS, LLC. The NestEgg Dow Jones U.S. Target Date Funds, based on the Dow Jones U.S. Target Date Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

THE INVESTMENT ADVISER

The investment adviser for these Funds is AIFS, LLC. AIFS is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. AIFS is based at 350 Fifth Avenue, New York, NY 10118.

Under the supervision of the Board of Trustees, AIFS is responsible for managing each fund's portfolio in accordance with each Fund's goal and policies. In exchange for providing these services, AIFS receives a management fee from each Fund. For the Funds' first fiscal year, the management fee for each Fund is 0.60% of average daily net assets. AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the fund's total operating expenses at not more than the following percentages of average annual net assets of the share classes through October 31, 2006: 1.45% for Class A Shares and 1.95% for Class C Shares.

Through a licensing agreement with Dow Jones, AIFS has obtained the right to offer investment products based on the Dow Jones U.S. Target Date Indexes, and to obtain information and assistance in order to facilitate the operations of the Funds.

           Additional Risks of the NestEgg Dow Jones U.S. Target Date Funds   19

DOW JONES U.S. TARGET DATE INDEXES AND THEIR PERFORMANCE

WHILE THE STRATEGY OF THE FUNDS IS THE SAME AS THE TARGET INDEX, THE PERFORMANCE SHOWN FOR THESE INDEXES IS NOT THE PAST PERFORMANCE OF THE NESTEGG DOW JONES U.S. TARGET DATE FUNDS OR ANY OTHER INVESTMENT. In addition, unlike the Target Date Indexes, the Funds may invest up to 12% of their equity allocation in ADRs. See "Index Risk" above. The NestEgg Dow Jones U.S. Target Date Funds and the Adviser are new entities and have no performance record of their own. Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. Past index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

THE DOW JONES U.S. TARGET DATE INDEXES ARE CONSTRUCTED USING:

- Six Dow Jones Style Indexes (Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, and Small-Cap Value) as the equity component, each equally weighted and monthly rebalanced

- Three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and monthly rebalanced

- One cash index (the Lehman U.S. T-Bills Index) as the cash component
None of these indexes is to be confused with the Dow Jones Industrial Average, an average of the stock prices of 30 industrial stocks that is widely used as an indicator of stock market performance.

The table below shows average annual returns for the five Dow Jones U.S. Target Date Indexes described above over the periods indicated, as of June 30, 2005. These returns reflect reinvestment of dividends and other earnings. For each index, the table also shows the best and worst returns for any twelve-month period during the past 10 years. The return of each index is calculated monthly by multiplying the returns of sub indexes by the weighting assigned to the corresponding Composite Major Asset Class ("CMAC") and then summing the weighted returns. Past performance is not indicative of future results and as with any investments there is always a potential for loss as well as profit.

For example, as indicated below, the worst 12 month period for each of the Target Indexes was a loss.

It should be noted that the long-term performance of the Target Date Indexes coincides with the beginning of a long bull stock market.

PERFORMANCE: DOW JONES U.S. TARGET DATE INDEXES
PERFORMANCE AS OF 10/31/05. FOR MORE RECENT PERFORMANCE, SEE             .COM.

                                      ANNUALIZED                                        SINCE INCEPTION
                                                             Since
                  1 Year    3 Years   5 Years   10 Years   Inception    Best 12-Month Period      Worst 12-Month Period
 Dow Jones U.S.
   Target 2010
   Index           4.06%     7.91%     5.24%      7.84%      8.30%     21.05% for the 12 month   -2.32% for the 12 month
                                                                       period ended 12/31/95     period ended 1/31/95
 Dow Jones U.S.
   Target 2015
   Index           5.58%     9.62%     4.60%      8.56%      9.19%     28.14% for the 12 month   -6.22% for the 12 month
                                                                       period ended 3/31/98      period ended 7/31/02
 Dow Jones U.S.
   Target 2020
   Index           7.30%    11.68%     3.92%      9.26%      9.99%     34.51% for the 12 month   -11.91% for the 12 month
                                                                       period ended 3/31/98      period ended 9/30/01
 Dow Jones U.S.
   Target 2030
   Index          10.54%    15.60%     2.89%      9.88%     10.65%     42.03% for the 12 month   -21.09% for the 12 month
                                                                       period ended 3/31/98      period ended 9/30/01
 Dow Jones U.S.
   Target 2040
   Index          11.77%    16.98%     3.01%      9.99%     10.73%     44.67% for the 12 month   -22.50% for the 12 month
                                                                       period ended 2/28/04      period ended 9/30/01

Inception date for the indexes is December 31, 1991
 20  Dow Jones U.S. Target Date Indexes and Their Performance

This document contains comparisons, assertions, and conclusions regarding the performance of the Dow Jones U.S. Target Date Indexes based on backtesting, i.e., calculations of how an index might have performed in the past if it had existed. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. Back-tested performance does not represent actual performance, is not the result of actual trading and should not be interpreted as an indication of actual performance. Dow Jones & Company, Inc. began publishing the Dow Jones U.S. Target Date Indexes on April 1, 2005. Each Dow Jones US Target Date Index is comprised of a set of equity, bond and cash sub-indexes. The equity component is represented by the Dow Jones U.S. Style Indexes; the bond component by the Lehman Government, Corporate, and Mortgage Bond Indexes and the cash component by the Lehman 1-3 Month T-Bill Indexes. Dow Jones created back-tested theoretical history for the Dow Jones U.S. Target Date Indexes for the period 12/31/1991 through 4/1/2005 using the aforementioned indexes. Prior performance is pretax and includes re-invested dividends and interest.

THE BACKTESTED PERFORMANCE RESULTS HAVE MANY INHERENT LIMITATIONS. AMONG OTHER THINGS, BACKTESTED PERFORMANCE DIFFERS FROM ACTUAL PERFORMANCE BECAUSE IT IS ACHIEVED THROUGH THE RETROACTIVE APPLICATION OF DATA THAT IS DESIGNED WITH THE BENEFIT OF HINDSIGHT. RULES USED TO CALCULATE "PRIOR PERFORMANCE" ARE NOT CHANGED. HOWEVER, DOW JONES DOES RESERVE THE RIGHT TO ALTER THE METHODOLOGIES OF THEIR INDEXES, INCLUDING STYLE AND TARGET INDEXES IN THE FUTURE. IN THE EVENT OF A CHANGE IN METHODOLOGY, IT IS NOT STANDARD PRACTICE TO RECALCULATE OR "RECAST" PAST PERFORMANCE AND THE CONDITIONS, OBJECTIVES AND INVESTMENT STRATEGIES OF THE INDEXES HAVE NOT CHANGED MATERIALLY DURING THE TIME PERIOD PORTRAYED ABOVE.

NEITHER DOW JONES NOR ANY OF ITS AFFILIATES MAKES ANY REPRESENTATION THAT THE DOW JONES U.S. TARGET DATE INDEXES WILL OR ARE LIKELY TO ACHIEVE PERFORMANCE SIMILAR TO THOSE SHOWN USING BACKTESTED PERFORMANCE INFORMATION. ACTUAL PERFORMANCE OF THE DOW JONES U.S. TARGET DATE INDEXES MAY BE MATERIALLY LOWER THAN THE BACKTESTED PERFORMANCE. THERE ARE FREQUENTLY SIGNIFICANT DIFFERENCES BETWEEN HYPOTHETICAL PERFORMANCE RESULTS AND THE ACTUAL RESULTS SUBSEQUENTLY ACHIEVED BY ANY PARTICULAR TRADING OR INVESTMENT STRATEGY. AMONG OTHER THINGS, BACKTESTED PERFORMANCE RESULTS DO NOT REFLECT THE IMPACT THAT MATERIAL ECONOMIC AND MARKET FACTORS MIGHT HAVE ON THE DECISIONS AN INVESTMENT ADVISER MANAGING AN INVESTMENT STRATEGY BASED ON THE DOW JONES U.S. TARGET DATE INDEXES MIGHT MAKE IF THE ADVISER WERE ACTUALLY MANAGING CLIENT ASSETS.

                   Dow Jones U.S. Target Date Indexes and Their Performance   21

A CHOICE OF SHARE CLASSES

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

- CLASS A SHARES -- with a front-end sales charge, volume reductions and lower ongoing expenses than Class C shares. For purchases of $1,000,000 or more a CDSC of 1.00% will be assessed if redeemed within one year of purchase and .50% CDSC will be assessed if redeemed after the first year and within the second year.

- CLASS C SHARES -- no front-end sales charge, a 1.00% CDSC on redemptions made within one year of purchase and higher ongoing expenses than Class A shares.

The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.
You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class C shares, which do not have a front-end sales charge. After six years, Class C shares convert to Class A shares to avoid the higher ongoing expenses assessed against Class C shares.

Class C shares orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also will be either treated as orders for Class A shares or refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus beginning on page 24. You may wish to discuss this choice with your financial consultant.

CLASS A SHARE SALES CHARGE SCHEDULE

If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the net asset value of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

                                                                   FRONT-END            FRONT-END
                                                                SALES CHARGE         SALES CHARGE        BROKER-DEALER
                                                              AS % OF PUBLIC          AS % OF NET            AMOUNT OF
AMOUNT OF PURCHASE                                            OFFERING PRICE      AMOUNT INVESTED      SALE CONCESSION
Less than $50,000                                                   4.75%               4.99%                 4.25%

$50,000 to $99,999                                                  4.00%               4.17%                 3.50%

$100,000 to $249,999                                                3.25%               3.36%                 2.75%

$250,000 to $499,999                                                2.25%               2.30%                 2.00%

$500,000 to $999,999                                                1.25%               1.27%                 1.00%

$1,000,000 and over(1)                                              0.00%               0.00%                 1.00%

(1) We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase or .50% if redeemed within one and two years of purchase unless the dealer of record waived its commission with a Fund's approval. Certain exceptions apply (see "CDSC Waivers" and "Waivers for Certain Parties"). The CDSC percentage you pay on Class A shares is applied to the NAV of the shares on the date of original purchase.

 22  A Choice of Share Classes

CLASS C SHARES SALES CHARGES

If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to redemption, the Fund will first redeem shares acquired by reinvestment of any distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares automatically convert to Class A shares after six years.

REDUCTIONS AND WAIVERS OF SALES CHARGES

Generally, we offer more sales charge reductions or waivers for Class A shares than for Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy.

CLASS A SHARE SALES CHARGE REDUCTIONS

If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

- You pay no front-end or back-end sales charges on Fund shares you buy with REINVESTED distributions.

- You pay a lower sales charge if you are investing an amount over a BREAKPOINT LEVEL. See the "Class A Share Sales Charge Schedule" above.

- By signing a LETTER OF INTENT ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

- RIGHTS OF ACCUMULATION ("ROA") allow you to combine the amount you are investing and the total value of Class A and Class C shares of any NestEgg Funds already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

- You pay no sales charges on Fund shares you purchase with the proceeds of redemption of Class A shares of another fund family within 90 days of the date of redemption.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

- a family unit, including children under the age of twenty-one or single trust estate;

- a trustee or fiduciary purchasing for a single fiduciary relationship; or

- the members of a "qualified group," which consists of a "company" (as defined under the 1940 Act), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

HOW A LETTER OF INTENT CAN SAVE YOU MONEY!

If you plan to invest, for example, $100,000 in an NestEgg Dow Jones U.S. Target Date Fund in installments over the next year, by signing a letter of intent you would pay only a 3.25% sales load on the entire purchase. Otherwise, you might pay 4.75% on the first $49,999, then 4.00% on the next $50,000!

CDSC WAIVERS

The CDSC does not apply to: (1) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (2) redemptions following death or post-purchase disability (as defined by Section 72(m) (7) of the Code); (3) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets

                                                  A Choice of Share Classes   23
held in the applicable Class of shares of the Fund; (4) reinvested dividends and capital gains; and (5) a Systematic Withdrawal Plan of 10% where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

WAIVERS FOR CERTAIN PARTIES

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses and pay no front-end sale charge. The following people can buy Class A shares at NAV:

- Current and retired employees, directors/trustees and officers of:

     - NestEgg Dow Jones U.S. Target Date Funds (including any predecessor funds);

     - AIFS, LLC and its affiliates; and

     - family members of any of the above.

- Current employees of:

     - AIFS, LLC and its affiliates;

     - Dow Jones & Company, Inc.;

     - National Basketball Players Association;*

     - broker-dealers who act as selling agents; and

     - immediate family members (spouse, sibling, parent or child) of any of the above.

Contact your selling agent for further information.

You also may buy Class A shares of any Fund at NAV if they are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" with whom the NestEgg Dow Jones U.S. Target Date Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

DISTRIBUTION AND SERVICE (12B-1) FEES

Each of the NestEgg Dow Jones U.S. Target Date Funds has adopted a plan that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers (NASD), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by NASD of Class A assets and up to .75% of Class C assets. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment.

Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's adviser may provide compensation to financial representatives for distribution, administrative and promotional services.

* The NBPA negotiates on behalf of all members with certain financial service providers. The Adviser is included as part of the National Basketball Players Association's financial education program.
 24  Distribution and Service (12b-1) Fees

HOW TO INVEST   In this section, you will find information on how to invest in the funds, including how to buy, sell and exchange fund shares.
                It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an NestEgg Dow Jones U.S. Target Date Fund's shareholder.

                You can find out more about the topics covered here by contacting the NestEgg Dow Jones U.S. Target Date Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

                                                              How to Invest   25

HOW TO BUY FUND SHARES

Use the instructions on these pages if you are investing directly with NestEgg Dow Jones U.S. Target Date Funds. If you are investing through a financial advisor, your advisor will be able to give you instructions.

FIRST INVESTMENT                            ADDITIONAL INVESTMENTS

                                                                                             REGULAR MAIL
 Class A and Class C Shares investors can    Class A and Class C Shares investors can
 open an account for as little as $1,000.    add as little as $25 at a time to an            NestEgg Dow Jones U.S.
 We reserve the right to waive these         account. We reserve the right to waive          Target Date Funds
 minimums in certain instances. Be sure to   these minimums in certain instances.            PO Box 183049
 read the fund's prospectus before you                                                       Columbus, OH 43218-3049
 invest.
 By mail or express delivery
 - Complete and sign an application (if      - Make out an investment check to               EXPRESS, REGISTERED, OR
   you need an application, you may            "NestEgg Dow Jones U.S. Target Date           CERTIFIED
   download it from the web site or call       Funds"
   1-866-410-2006)                                                                           NestEgg Dow Jones U.S.
                                             - Return a deposit stub or write a letter       Target Date Funds
 - Send the application to us at the           that includes your name, account              3435 Stelzer Rd.
   appropriate address, along with an          number, the amount of your investment,        Columbus, OH 43219
   investment check made out to "NestEgg       and the fund name and share class
   Dow Jones U.S. Target Date Funds"
                                             - Sign the letter, enclose the check, and
                                               mail it to the appropriate address
 By wire                                                                                     *NOTE:
 - Call 1-866-410-2006 to obtain             - Please call 1-866-410-2006 for wiring         A signature guarantee is
   instructions for sending your               instructions. There is a $1,000 minimum       required in order to add
   application, and for instructing your       for wiring funds.                             bank account instructions to
   bank to wire transfer your investment.                                                    your account.
                                             - Be aware that your bank may charge a
                                               fee to wire money

 26  How To Buy Fund Shares

FIRST INVESTMENT                            ADDITIONAL INVESTMENTS
 By phone
 - Initial investments cannot be made by     - To use this service, call
   phone. Please complete and mail an          1-866-410-2006 to verify that the
   application to the appropriate address.     service is in place, then using the
                                               voice prompts you may place your
                                               purchase order
                                             - Prior to placing a purchase order by
                                               phone via ACH transfer, you must first
                                               have your bank account instructions
                                               established on your account. If you did
                                               not select this option when
                                               establishing your account, verify that
                                               your bank is a member of the Automated
                                               Clearing House system. You may then
                                               download and complete an Additional
                                               Services Request Form* available at
                                                         .com or call us at
                                               1-866-410-2006 to have one mailed to
                                               your address of record. There is a $100
                                               minimum on ACH transfers.
 Automatic investment plan
 - You can enroll in the Automatic           - To make changes to your automatic
   Investment Plan by completing the           investment plan call 1-866-410-2006. If
   appropriate section on the application.     you did not select this option when
                                               establishing your account, verify that
                                               your bank is a member of the Automated
                                               Clearing House system. You may then
                                               download and complete an Additional
                                               Services Request Form* available at
                                                         .com or call us at
                                               1-866-410-2006 to have one mailed to
                                               your address of record.

                                                     How To Buy Fund Shares   27

HOW TO SELL OR EXCHANGE SHARES

EXCHANGING INTO ANOTHER FUND                SELLING SHARES
                                                                                             REGULAR MAIL
 Be sure to obtain and read a current        Some sell orders, including those for
 prospectus for the fund you are             more than $100,000, must be placed in           NestEgg Dow Jones U.S.
 exchanging into. For additional             writing with a signature guarantee (see         Target Date Funds
 information please contact us at            page 38). There is a $25 minimum on             PO Box 183049
 1-866-410-2006                              exchanging fund shares.                         Columbus, OH 43218-3049
 By fax
 - Send a fax to 614-428-3391 that          - Write a letter that includes your              EXPRESS, REGISTERED, OR
   includes your account number, the fund   account number, the fund and share class,        CERTIFIED
  and share class you are exchanging out      and the dollar value or number of shares
  of, the dollar value or number of shares    to be sold                                     NestEgg Dow Jones U.S.
  to be exchanged, and the name and share                                                    Target Date Funds
  class of the fund you are exchanging      - Have the letter signed by all account          3435 Stelzer Rd.
  into.                                       owners, with the name(s) and address           Columbus, OH 43219
                                               exactly as they are on the account
 - Have the fax signed by all account
   owners, with the name(s) and address     - Mail the letter to the appropriate
   exactly as they are on the account.      address
                                            - Fax number for Exchanging/Selling/
                                              Update to the Fund is 614-428-3391.
 By mail or express delivery
 - Write a letter that includes your        - Write a letter that includes your
   account number, the fund and share       account number, the fund and share class,
  class you are exchanging out of, the        and the dollar value or number of shares
  dollar value or number of shares to be      to be sold
  exchanged, and the name and share class
  of the fund you are exchanging into       - Have the letter signed by all account
                                              owners, with the name(s) and address
 - Have the letter signed by all account       exactly as they are on the account
   owners, with the name(s) and address
exactly as they are on the account          - Mail the letter to the appropriate
                                            address
 - Mail the letter to the appropriate
 address

 28  How To Sell Or Exchange Shares

EXCHANGING INTO ANOTHER FUND                SELLING SHARES

 By phone, wire, or ACH                                                                      *NOTE:
 - Call 1-866-410-2006 to request an         - To use this service, call                     A signature guarantee is
   exchange                                  1-866-410-2006 to verify that the service       required in order to add
                                               is in place, then using the voice             bank account instructions to
                                               prompts you may place your sell order         your account.
                                             - Prior to placing a sell order by phone        Web site
                                             via wire or ACH transfer, you must first                  .com
                                               have your bank account instructions
                                               established on your account. If you did       REGULAR MAIL
                                               not select this option when                   NestEgg Dow Jones U.S.
                                               establishing your account, verify that        Target Date Funds
                                               your bank is a member of the Automated        PO Box 183049
                                               Clearing House system. You may then           Columbus, OH 43218-3049
                                               download and complete an Additional
                                               Services Request Form* available at           EXPRESS, REGISTERED
                                                         .com or call us at                  OR CERTIFIED
                                               1-866-410-2006 to have one mailed to          NestEgg Dow Jones U.S.
                                               your address of record                        Target Date Funds
                                                                                             c/o BISYS
                                             - Telephone redemption to your address of       3435 Stelzer Road
                                               record is available unless you declined       Columbus, OH 43219
                                               it on your application
                                             - Minimum sell order for wire is $1,000,
                                               for ACH transfer $100
 Systematic withdrawal plan
 - You can enroll in the systematic          - To make changes to your systematic
   withdrawal plan by completing the           withdrawal plan please call 1-866-410-
   appropriate section on the application.     2006. If you did not select this option
                                               when establishing your account, verify
 - You must have a minimum balance of          that your bank is a member of the
   $10,000 to set up your systematic           Automated Clearing House system. You
   withdrawal plan. Withdrawals can be for     may then download and complete an
   as little as $100 each.                     Additional Services Request Form*
                                               available at           .com or call us
                                               at 1-866-410-2006 to have one mailed to
                                               your address of record

                                             How To Sell Or Exchange Shares   29

SHAREHOLDER SERVICES AND POLICIES

As an NestEgg Dow Jones Fund's shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about.
The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your NestEgg Dow
Jones U.S. Target Date Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

                                                          OUR "ONE COPY PER HOUSEHOLD" POLICY
If you are investing through a financial advisor, check the
materials you received from them about how to buy and sell         We typically send just one copy of
shares. In general, you should follow the information in           any shareholder report and prospectus
those materials in any case where it is different from what        to each household. If the members of
it says in this prospectus. Please note that a financial           your household prefer to receive
advisor may charge fees in addition to those charged by the        their own copies, please contact your
funds.                                                             financial advisor, or call
                                                                   1-866-410-2006.

SHAREHOLDER SERVICES

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, go to
          .com and download our Additional Services Request Form or call 1-866-410-2006 and one will be mailed to your address of record.

TAX-ADVANTAGED INVESTMENT PLANS A full range of retirement and other tax-advantaged investment plans is available directly from NestEgg Dow Jones U.S. Target Date Funds or from your financial advisor, including IRA, SEP, 401(k), Coverdale and pension plans. All funds and both share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, go to the web site or call 1-866-410-2006 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

EXCHANGE PRIVILEGE As an NestEgg Dow Jones U.S. Target Date Funds investor, you can exchange all of your shares of one NestEgg Dow Jones U.S. Target Date Fund for the same class of shares in any other NestEgg Dow Jones U.S. Target Date Fund.

 30  Shareholder Services and Policies

AUTOMATIC INVESTMENT PLAN Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, download the form, or call 1-866-410-2006. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer cannot be made because of a low bank balance.

SYSTEMATIC WITHDRAWAL PLAN Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your NestEgg Dow Jones U.S. Target Date Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

DIRECTED REINVESTMENTS Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

DOLLAR COST AVERAGING

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

                                          Shareholder Services and Policies   31

POLICIES ABOUT TRANSACTIONS

BUSINESS HOURS The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each NestEgg Dow Jones U.S. Target Date Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the funds are open by calling 1-866-410-2006.

DETERMINING WHEN YOUR ORDER WILL BE PROCESSED You can place an order to buy or sell shares at any time. A purchase request received by NestEgg Funds before the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) that has been determined to be in "good order", will be processed at that day's NAV plus any applicable sale charge or redemption fee. Because any order you place through an investment advisor has to be forwarded to NestEgg Funds before it can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

PAYING FOR SHARES YOU BUY Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, credit card convenience checks, travelers checks or third party checks (checks made out to you and signed over to us).

WIRE TRANSACTION POLICIES Wire transactions are generally completed within 24 hours of when you place your order. The funds can only send wires of $1,000 or more and may only accept wires of $1,000 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

IF YOU CANNOT REACH US BY PHONE

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page 27.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 1-866-410-2006 or contact your financial advisor for more information.

OUR CUSTOMER IDENTIFICATION PROGRAM To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as

 32  Shareholder Services and Policies
long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

ORDERS THAT REQUIRE A SIGNATURE GUARANTEE There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

- when you want to sell more than $100,000 worth of shares

- when you want to send the proceeds to a third party

- when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

TIMING OF PAYMENT FOR SHARES YOU SELL Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

- when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 business days)

- when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

HOW THE FUNDS CALCULATE SHARE PRICES The price at which you buy and sell shares of these funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

LIMITS ON EXCHANGES, PURCHASES, AND REDEMPTIONS Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days' notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of "market timing." We may also reject or limit purchase orders, for these or other reasons.

The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING To the extent that the Funds are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the

                                          Shareholder Services and Policies   33

Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds reserves the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If a Fund believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it will request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund will restrict purchases or exchanges or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Funds may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. Transactions placed in violation of the Funds' excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

The Funds impose a 2.00% redemption fee (short-term trading fee) on Fund shares redeemed 60 days or less from the date of purchase. The fee is based on the shares' net asset value at redemption and is deducted from the redemption proceeds. The fee is paid to the Fund to offset costs associated with short-term shareholder trading. It does not apply to shares that are acquired through reinvestment of distributions. The redemption fee also does not apply to (1) redemptions following death or post-purchase disability (as defined

 34  Shareholder Services and Policies
by Section 72(m)(7) of the Code); the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; or (3) redemptions from a Systematic Withdrawal Plan.

HOW THE FUNDS VALUE THEIR HOLDINGS We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

For example, we may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market or pricing service price.

SHARE CERTIFICATES
We do not issue share certificates.

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

- reject your account application if you fail to give us a correct Social Security or other tax ID number

- withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

- close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days' notice so you can either increase your balance or close your account

- pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

- change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

- suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

- withdraw or suspend the offering of shares at any time

- reject any order we believe may be fraudulent or unauthorized

- reject or limit purchases of shares for any reason

- reject a telephone redemption if we believe it is advisable to do so

                                          Shareholder Services and Policies   35

DISTRIBUTIONS AND TAXES

Mutual funds pass along to shareholders virtually all of their net earnings. A fund can earn money in two ways: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid for them. Keep in mind that a fund's earnings are separate from any gains or losses you may realize from your own transactions in fund shares. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

WHEN THE FUNDS PAY
DIVIDENDS AND DISTRIBUTIONS                     Dividends         Capital Gains
NestEgg Dow Jones U.S. 2010 Fund                 Monthly               Annually
NestEgg Dow Jones U.S. 2015 Fund                Annually               Annually
NestEgg Dow Jones U.S. 2020 Fund                Annually               Annually
NestEgg Dow Jones U.S. 2030 Fund                Annually               Annually
NestEgg Dow Jones U.S. 2040 Fund                Annually               Annually

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

CHOICES FOR RECEIVING DIVIDENDS AND DISTRIBUTIONS You can choose how you receive your dividends and distributions. You can:

- have all dividends and distributions automatically reinvested in fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts)

- have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer

Please indicate your preference on your application. If you do not give us any instructions, we will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account call 1-866-410-2006.

Note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until we receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

 36  Distributions and Taxes

Because EACH SHAREHOLDER'S TAX SITUATION IS UNIQUE, ask your tax professional for more information about the possible tax consequences of your NestEgg Dow Jones U.S. Target Date Fund investments.

TAX CONSEQUENCES OF BUYING AND SELLING FUND SHARES In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the shares. Note that for tax purposes, an exchange from one fund to another is the same as a sale.

TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS The tax status of the fund earnings you receive and your own fund transactions generally depend on their type:

GENERALLY TAXED AT ORDINARY INCOME RATES:

- short-term capital gains from selling fund shares

- taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

- short-term capital gains distributions paid by a fund

GENERALLY TAXED AT CAPITAL GAINS RATES:

- long-term capital gains from selling fund shares

- long-term capital gains distributions paid by a fund

In addition, fund payments and transactions may be subject to state and local taxes.

TAX STATUS STATEMENTS Every January, each NestEgg Dow Jones U.S. Target Date Fund mails out detailed tax information to it shareholders. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

"BUYING A DIVIDEND"

If you invest right before a fund pays a dividend, you will be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

                             SERVICE PROVIDERS

                               Management and support services are provided to the Funds by several organizations.

                                     Investment Advisor and Administrator:
                                     American Independence Financial Services,
                                     LLC
                                     The Empire State Building
                                     350 Fifth Avenue, 59th Floor
                                     New York, New York 10118

                                     Custodian: INTRUST Bank NA
                                     105 North Main Street
                                     Wichita, Kansas 67202

                                     Transfer Agent: BISYS Fund Services Ohio,
                                     Inc.
                                     3435 Stelzer Rd
                                     Columbus, OH 43219

                                     Distributor: BISYS Fund Services Limited
                                     Partnership
                                     3435 Stelzer Rd
                                     Columbus, OH 43219

                                                    Distributions and Taxes   37

                      NOTICE OF PRIVACY POLICY & PRACTICES

Arrivato Funds Trust recognizes and respects the privacy concerns and expectations of our customers(1).

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Arrivato Dow Jones U.S. Target Date Funds.

COLLECTION OF CUSTOMER
INFORMATION                 We collect nonpublic personal information about our
                            customers from the following sources:.

                            - Account Applications and other forms, which may
                              include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

                            - Account History, including information about the
                              transactions and balances in a customer's accounts; and

                            - Correspondence, written, telephonic or electronic
                              between a customer and NestEgg Dow Jones U.S. Target Date Funds or service providers to the NestEgg Dow Jones U.S. Target Date Funds.

DISCLOSURE OF CUSTOMER
INFORMATION                 We may disclose all of the information described
                            above to certain third parties who are not affiliated with the NestEgg Dow Jones U.S. Target
                            Date Funds under one or more of these circumstances:

                            - As Authorized -- if you request or authorize the
                              disclosure of the information.

                            - As Permitted by Law -- for example, sharing
                              information with companies who maintain or service customer accounts for the NestEgg Dow Jones U.S. Target Date Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

                            - Under Joint Agreements -- we may also share
                              information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER
INFORMATION                 We require service providers to the NestEgg Dow
                            Jones U.S. Target Date Funds:

                            - to maintain policies and procedures designed to
                              assure only appropriate access to, and use of information about customers of the NestEgg Dow Jones U.S. Target Date Funds; and

                            - to maintain physical, electronic and procedural
                              safeguards that comply with federal standards to guard non public personal information of customers of the NestEgg Dow Jones U.S. Target Date Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of NestEgg Dow Jones U.S. Target Date Funds.

---------------

(1)For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to NestEgg Dow Jones U.S. Target Date Funds, but do not invest in NestEgg Dow Jones U.S. Target Date Funds shares.

 38  Notice of Privacy Policy & Practices

                               FOR MORE INFORMATION

                               You will find more information about the funds in the following documents:

                               ANNUAL AND SEMI-ANNUAL REPORTS The funds' annual and semi-annual reports will contain more information about the funds and a discussion about the market conditions and investment strategies that had a significant effect on the funds' performance during the last fiscal year.

                               STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI contains detailed information about the funds and their policies. It is incorporated by reference into (considered to be part of) this prospectus.

                               You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 1-866-410-2006, visiting the Funds' website at www.arrivatofunds.com or writing to:

                               NestEgg Dow Jones U.S. Target Date Funds
                               The Empire State Building
                               350 Fifth Avenue, 59th Floor
                               New York, NY 10118
                               1-866-410-2005
                               www.arrivatofunds.com

                               If you buy your shares through a financial institution, you may contact your institution for more information.

                               You may review and obtain copies of the funds' documents by visiting the SEC's Public Reference Room in Washington, DC. You may also obtain copies of the funds' documents after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                               Reports and other information about the funds are also available on the EDGAR Database on the SEC's website at http://www.sec.gov.

                               The funds' Investment Company Act File No. is 811-21757.

INSIDE THIS PROSPECTUS

Descriptions of each fund's goal, strategy, and main risks, along with information on costs, the individual who manages the funds, and the past performance of the indexes the funds are intended to track.

                            About the Funds    NestEgg Dow Jones U.S. Target Date Funds                           1

                                                                                                                  4
                                                NestEgg Dow Jones U.S. 2010 Fund

                                                                                                                  7
                                                NestEgg Dow Jones U.S. 2015 Fund

                                                                                                                 10
                                                NestEgg Dow Jones U.S. 2020 Fund

                                                                                                                 13
                                                NestEgg Dow Jones U.S. 2030 Fund

                                                                                                                 16
                                                NestEgg Dow Jones U.S. 2040 Fund

                                                                                                                 19
                                                The Investment Adviser

                                                                                                                 20
                                                Index Performance

                              How to Invest    How To Buy Fund Shares                                            24

                                                                                                                 26
                                                How To Sell and Exchange Fund Shares

                                                                                                                 28
                                                Shareholder Services and Policies

                                                                                                                 30
                                                Information, instructions, and policies to know about
                                              your fund account and transactions

                                                                                                                 34
                                                Distributions and Taxes

                                                                                                                 36
                                                Notice of Privacy Policy

ABOUT THE FUNDS

The NestEgg Dow Jones U.S. Target Date Funds are five mutual funds offering distinct investment choices to suit a range of investment goals. Each Fund seeks to track the performance of one of the Dow Jones U.S. Target Date Indexes, a unique group of U.S. target date indexes, less operating expenses.

Each of the NestEgg Dow Jones U.S. Target Date Funds is offered to investors who are saving for a particular goal in life -- such as retirement -- or need to withdraw a substantial portion of their investment in, or close to, the year named in the Fund's title.

Each Dow Jones U.S. Target Date Index contains thousands of domestic securities. Each Dow Jones U.S. Target Date Index invests in six stock categories (U.S. large-cap value, U.S. large-cap growth, U.S. mid-cap value, U.S. mid-cap growth, U.S. small-cap value and U.S. small-cap growth), in three bond categories (U.S. government bonds, U.S. corporate bonds and U.S. mortgage backed bonds), and cash and short-term money market securities. By investing in ten different asset classes, each Index attempts to maximize the diversification benefits offered by the total U.S. securities market. Allocations are made to stocks and fixed-income securities in the indexes according to a mathematical formula (Dow Jones U.S. Target Date Indexes Methodology).

The NestEgg Dow Jones U.S. Target Date Funds invest in ten asset classes that correspond to the asset classes comprising the Dow Jones U.S. Target Date Indexes. Each NestEgg Dow Jones U.S. Target Date Fund has a distinct asset mix. The allocation to stocks, bonds and cash for each Fund systematically grows more conservative as the target date in the Fund's title approaches.

The systematic reduction of equity risk over time exposes investors to higher levels of equity risk in the early years and lower levels of equity risk in the years immediately prior to their target dates.

                     RELATIVE EQUITY RISK OF THE DOW JONES
                            U.S. TARGET DATE INDEXES

[LINE GRAPH]

MONTHS REMAINING                                                              EQUITY RISK
----------------                                                              -----------
420                                                                             90.0000
                                                                                89.9990
                                                                                89.9961
                                                                                89.9912
                                                                                89.9843
                                                                                89.9755
                                                                                89.9648
                                                                                89.9520
                                                                                89.9373
                                                                                89.9207
                                                                                89.9021
                                                                                89.8816
                                                                                89.8591
                                                                                89.8347
                                                                                89.8083
                                                                                89.7799
                                                                                89.7496
                                                                                89.7174
                                                                                89.6832
                                                                                89.6471
                                                                                89.6091
                                                                                89.5691
                                                                                89.5272
                                                                                89.4833
                                                                                89.4375
                                                                                89.3898
                                                                                89.3402
                                                                                89.2886
                                                                                89.2352
                                                                                89.1798
                                                                                89.1225
                                                                                89.0633
                                                                                89.0022
                                                                                88.9391
                                                                                88.8742
                                                                                88.8074
                                                                                88.7387
                                                                                88.6681
                                                                                88.5956
                                                                                88.5213
                                                                                88.4450
                                                                                88.3670
                                                                                88.2870
                                                                                88.2052
                                                                                88.1215
                                                                                88.0359
                                                                                87.9485
                                                                                87.8593
                                                                                87.7682
                                                                                87.6753
                                                                                87.5806
                                                                                87.4840
                                                                                87.3856
                                                                                87.2855
                                                                                87.1835
                                                                                87.0797
                                                                                86.9741
                                                                                86.8667
                                                                                86.7575
                                                                                86.6466
360                                                                             86.5339
                                                                                86.4194
                                                                                86.3032
                                                                                86.1852
                                                                                86.0655
                                                                                85.9440
                                                                                85.8208
                                                                                85.6959
                                                                                85.5693
                                                                                85.4409
                                                                                85.3109
                                                                                85.1791
                                                                                85.0457
                                                                                84.9106
                                                                                84.7738
                                                                                84.6354
                                                                                84.4952
                                                                                84.3535
                                                                                84.2101
                                                                                84.0650
                                                                                83.9184
                                                                                83.7701
                                                                                83.6202
                                                                                83.4687
                                                                                83.3156
                                                                                83.1609
                                                                                83.0047
                                                                                82.8469
                                                                                82.6875
                                                                                82.5266
                                                                                82.3641
                                                                                82.2001
                                                                                82.0346
                                                                                81.8676
                                                                                81.6990
                                                                                81.5290
                                                                                81.3575
                                                                                81.1845
                                                                                81.0101
                                                                                80.8342
                                                                                80.6568
                                                                                80.4780
                                                                                80.2978
                                                                                80.1162
                                                                                79.9332
                                                                                79.7487
                                                                                79.5629
                                                                                79.3757
                                                                                79.1872
                                                                                78.9973
                                                                                78.8060
                                                                                78.6135
                                                                                78.4196
                                                                                78.2244
                                                                                78.0279
                                                                                77.8301
                                                                                77.6310
                                                                                77.4306
                                                                                77.2291
                                                                                77.0262
300                                                                             76.8221
                                                                                76.6168
                                                                                76.4103
                                                                                76.2027
                                                                                75.9938
                                                                                75.7837
                                                                                75.5725
                                                                                75.3601
                                                                                75.1466
                                                                                74.9320
                                                                                74.7162
                                                                                74.4993
                                                                                74.2814
                                                                                74.0624
                                                                                73.8423
                                                                                73.6211
                                                                                73.3989
                                                                                73.1757
                                                                                72.9515
                                                                                72.7262
                                                                                72.5000
                                                                                72.2728
                                                                                72.0446
                                                                                71.8155
                                                                                71.5854
                                                                                71.3544
                                                                                71.1225
                                                                                70.8897
                                                                                70.6560
                                                                                70.4214
                                                                                70.1859
                                                                                69.9496
                                                                                69.7125
                                                                                69.4745
                                                                                69.2358
                                                                                68.9962
                                                                                68.7559
                                                                                68.5148
                                                                                68.2729
                                                                                68.0303
                                                                                67.7869
                                                                                67.5429
                                                                                67.2981
                                                                                67.0527
                                                                                66.8066
                                                                                66.5598
                                                                                66.3123
                                                                                66.0643
                                                                                65.8156
                                                                                65.5663
                                                                                65.3164
                                                                                65.0660
                                                                                64.8150
                                                                                64.5634
                                                                                64.3113
                                                                                64.0587
                                                                                63.8055
                                                                                63.5519
                                                                                63.2978
                                                                                63.0433
240                                                                             62.7882
                                                                                62.5328
                                                                                62.2769
                                                                                62.0206
                                                                                61.7640
                                                                                61.5069
                                                                                61.2495
                                                                                60.9917
                                                                                60.7336
                                                                                60.4752
                                                                                60.2165
                                                                                59.9575
                                                                                59.6982
                                                                                59.4386
                                                                                59.1788
                                                                                58.9188
                                                                                58.6585
                                                                                58.3980
                                                                                58.1374
                                                                                57.8766
                                                                                57.6155
                                                                                57.3544
                                                                                57.0932
                                                                                56.8318
                                                                                56.5703
                                                                                56.3087
                                                                                56.0470
                                                                                55.7853
                                                                                55.5236
                                                                                55.2618
                                                                                55.0000
                                                                                54.7382
                                                                                54.4764
                                                                                54.2147
                                                                                53.9530
                                                                                53.6913
                                                                                53.4297
                                                                                53.1682
                                                                                52.9068
                                                                                52.6456
                                                                                52.3845
                                                                                52.1234
                                                                                51.8626
                                                                                51.6020
                                                                                51.3415
                                                                                51.0812
                                                                                50.8212
                                                                                50.5614
                                                                                50.3018
                                                                                50.0425
                                                                                49.7835
                                                                                49.5248
                                                                                49.2664
                                                                                49.0083
                                                                                48.7505
                                                                                48.4931
                                                                                48.2360
                                                                                47.9794
                                                                                47.7231
                                                                                47.4672
180                                                                             47.2118
                                                                                46.9567
                                                                                46.7022
                                                                                46.4481
                                                                                46.1945
                                                                                45.9413
                                                                                45.6887
                                                                                45.4366
                                                                                45.1850
                                                                                44.9340
                                                                                44.6836
                                                                                44.4337
                                                                                44.1844
                                                                                43.9357
                                                                                43.6877
                                                                                43.4402
                                                                                43.1934
                                                                                42.9473
                                                                                42.7019
                                                                                42.4571
                                                                                42.2131
                                                                                41.9697
                                                                                41.7271
                                                                                41.4852
                                                                                41.2441
                                                                                41.0038
                                                                                40.7642
                                                                                40.5254
                                                                                40.2875
                                                                                40.0504
                                                                                39.8141
                                                                                39.5786
                                                                                39.3440
                                                                                39.1103
                                                                                38.8775
                                                                                38.6456
                                                                                38.4146
                                                                                38.1845
                                                                                37.9554
                                                                                37.7272
                                                                                37.5000
                                                                                37.2738
                                                                                37.0485
                                                                                36.8243
                                                                                36.6011
                                                                                36.3789
                                                                                36.1577
                                                                                35.9376
                                                                                35.7186
                                                                                35.5007
                                                                                35.2838
                                                                                35.0680
                                                                                34.8534
                                                                                34.6399
                                                                                34.4275
                                                                                34.2163
                                                                                34.0062
                                                                                33.7974
                                                                                33.5896
                                                                                33.3832
120                                                                             33.1779
                                                                                32.9738
                                                                                32.7709
                                                                                32.5694
                                                                                32.3690
                                                                                32.1699
                                                                                31.9721
                                                                                31.7756
                                                                                31.5804
                                                                                31.3865
                                                                                31.1940
                                                                                31.0027
                                                                                30.8128
                                                                                30.6243
                                                                                30.4371
                                                                                30.2513
                                                                                30.0668
                                                                                29.8838
                                                                                29.7022
                                                                                29.5220
                                                                                29.3432
                                                                                29.1658
                                                                                28.9899
                                                                                28.8155
                                                                                28.6425
                                                                                28.4710
                                                                                28.3010
                                                                                28.1324
                                                                                27.9654
                                                                                27.7999
                                                                                27.6359
                                                                                27.4734
                                                                                27.3125
                                                                                27.1531
                                                                                26.9953
                                                                                26.8391
                                                                                26.6844
                                                                                26.5313
                                                                                26.3798
                                                                                26.2299
                                                                                26.0816
                                                                                25.9350
                                                                                25.7899
                                                                                25.6465
                                                                                25.5048
                                                                                25.3647
                                                                                25.2262
                                                                                25.0894
                                                                                24.9543
                                                                                24.8209
                                                                                24.6891
                                                                                24.5591
                                                                                24.4307
                                                                                24.3041
                                                                                24.1792
                                                                                24.0560
                                                                                23.9345
                                                                                23.8148
                                                                                23.6968
                                                                                23.5806
60                                                                              23.4661
                                                                                23.3534
                                                                                23.2425
                                                                                23.1333
                                                                                23.0259
                                                                                22.9203
                                                                                22.8165
                                                                                22.7145
                                                                                22.6144
                                                                                22.5160
                                                                                22.4194
                                                                                22.3247
                                                                                22.2318
                                                                                22.1407
                                                                                22.0515
                                                                                21.9641
                                                                                21.8785
                                                                                21.7949
                                                                                21.7130
                                                                                21.6331
                                                                                21.5550
                                                                                21.4787
                                                                                21.4044
                                                                                21.3319
                                                                                21.2613
                                                                                21.1926
                                                                                21.1258
                                                                                21.0609
                                                                                20.9978
                                                                                20.9367
                                                                                20.8775
                                                                                20.8202
                                                                                20.7648
                                                                                20.7114
                                                                                20.6598
                                                                                20.6102
                                                                                20.5625
                                                                                20.5167
                                                                                20.4728
                                                                                20.4309
                                                                                20.3909
                                                                                20.3529
                                                                                20.3168
                                                                                20.2826
                                                                                20.2504
                                                                                20.2201
                                                                                20.1917
                                                                                20.1653
                                                                                20.1409
                                                                                20.1184
                                                                                20.0979
                                                                                20.0793
                                                                                20.0627
                                                                                20.0480
                                                                                20.0352
                                                                                20.0245
                                                                                20.0157
                                                                                20.0088
                                                                                20.0039
                                                                                20.0010
0                                                                               20.0000

                                                             About the Funds   1

As each Fund reaches the stated target date, Fund assets will be invested in an Asset Allocation Strategy that holds risk at approximately 20% of the risk of the U.S. Stock Market.

The funds will pursue their objectives by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as futures contracts and options, relating to the benchmark. Futures contracts and options are used as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The portfolio manager uses quantitative analysis techniques to structure the fund to obtain a high correlation to the Dow Jones U.S. Target Date Indexes, while keeping the funds as fully invested as possible in all market environments. To attempt to replicate the risk and return characteristics of the Dow Jones U.S. Target Date Indexes as closely as possible, the funds invest in a statistically selected sample of the securities found in the Dow Jones U.S. Target Date Indexes, using a process known as "optimization." This process selects stocks for the funds so that industry weightings, market capitalizations and fundamental character-istics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields), closely replicate those of the securities in the Dow Jones U.S. Target Date Indexes. Over the long term, the Funds seek a correlation between the performance of the funds, before expenses, and the Dow Jones U.S. Target Date Indexes of 98% or better. A figure of 100% would indicate perfect correlation.

PRINCIPAL INVESTMENTS

Under normal circumstances, the funds intend to invest at least 80% of their assets, determined at the time of purchase, in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options, that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes. Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts. The Funds invest in ADRs in order to provide international diversification.

The funds' securities are weighted to attempt to make the funds' total investment characteristics similar to those of the Dow Jones U.S. Target Date Indexes as a whole. The Funds may exclude or remove any stock from the fund if the Funds believe that the stock is illiquid or that the merit of the investment has been impaired by financial conditions or other extraordinary events. At times, the portfolio manager may purchase a stock not included in the Dow Jones U.S. Target Date Index when it is believed to be a cost-efficient way of approximating the Dow Jones U.S. Target Date Index's performance or in an effort to satisfy the investment needs of shareholders. For example, it may do so in anticipation of a stock being added to the Dow Jones U.S. Target Date Index. The fund may hold assets in short-term debt securities or money market instruments for liquidity purposes. The funds may lend their investment securities up to 30% of their total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

PORTFOLIO MANAGER

The Fund's portfolio manager is responsible for the day-to-day management of the fund.

Jared Goldstrom, Vice President and Portfolio Manager. Mr. Goldstrom joined American Independence Financial Services, LLC ("AIFS") in May of 2005. Before joining AIFS, Mr. Goldstrom was Head Trader of a private investment fund based out of New York. Prior to that he was Head Managing Trader at E*Trade Professional, the trading division of E*Trade Securities. Mr. Goldstrom graduated from Emory University with a B.A. in Economics. Mr. Goldstrom is a member of the Securities Trader Association and also holds the Chartered Portfolio Management certification.

For additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the funds he manages, please consult the SAI.

 2  About the Funds

DEFINITIONS

DOW JONES U.S. STYLE INDEXES
A series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The six indexes, and the approximate number of companies in each index as of the date of the Prospectus, are:
- Large Growth Index (100 companies)
- Large Value Index (125 companies)
- Mid Growth Index (200 companies)
- Mid Value Index (250 companies)
- Small Growth Index (300 companies)
- Small Value Index (350 companies)
The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large-cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%. (The companies in the smallest 5% are considered micro-cap and are eliminated due to their low liquidity.) Currently, Dow Jones reviews the composition of the Dow Jones U.S. Style Indexes twice a year, in March and September. As indicated below, the equity portion of each Dow Jones U.S. Target Date Index is made up of one-third large cap, one-third mid-cap and one-third small-cap and is equally divided between growth and value.
The growth and value indexes include only companies with these respective stock characteristics. The indexes use a methodology that is designed to exclude most companies that cannot be clearly classified as either growth or value, as well as companies that are very small and thinly traded.

EQUITY ALLOCATION
[Pie Chart]

                                 U.S. LARGE CAP       U.S. MID CAP        U.S. MID CAP       U.S. SMALL CAP      U.S. SMALL CAP
U.S. LARGE CAP VALUE                 GROWTH              GROWTH               VALUE               VALUE              GROWTH
--------------------             --------------       ------------        ------------       --------------      --------------
16.67                                 16.67               16.67               16.67               16.67               16.67

MARKET CAPITALIZATION The total market value of all shares owned by investors. Market capitalization may be measured for an individual company, a group of companies, or a stock market as a whole. Terms such as "small cap" and "large cap" refer to stocks with small and large total market values, respectively. "Float adjusted" market capitalization measures only those shares that are readily available for trading.

GROWTH STOCKS Stocks that appear to have above-average potential for growth of revenue, earnings and stock price over time.

VALUE STOCKS Stocks whose market price appears low in light of certain other measures of worth, such as book value, recent earnings, or earnings growth.

INVESTMENT PROCESS
In an effort to run an efficient and effective strategy, instead of purchasing all of the securities of the Dow Jones U.S. Target Date Indexes, the funds use the process of 'optimization,' a statistical sampling technique. The sampling method could cause the portfolio to overweight or underweight securities held with respect to the Dow Jones U.S. Target Date Index. Using cash flows and risk assessments as determinants, the funds first purchase securities with larger weightings as established by the Dow Jones U.S. Target Date Index, and then systematically add lesser weighted securities until an optimal point where the adviser believes replication of the characteristics of the indexes are achieved without incurring unnecessary transaction costs.
Before investing, you should carefully consider your investment goals, your time horizon, and your tolerance for risk. This knowledge can be helpful in identifying the funds in this prospectus that may most closely match your investing needs.
Remember that mutual funds are investments, not bank deposits. They are not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down and you could lose money by investing in them.

                             "Dow Jones," "Dow Jones U.S. Target Date Indexes," "Dow Jones U.S. Style Indexes," "Dow Jones U.S. Target 2010 Index," "Dow Jones U.S. Target 2015 Index," "Dow Jones U.S. Target 2020 Index," "Dow Jones U.S. Target 2030 Index," and "Dow Jones U.S. Target 2040 Index" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by American Independence Financial Services, LLC). The NestEgg Dow Jones U.S. Target Date Funds, based on the Dow Jones U.S. Target Date Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

                                                             About the Funds   3

                                                  TICKER SYMBOL
                                                  CUSIP NUMBERS      Class A:            Class C:
                                                   FUND NUMBERS      Class A:     Class C:

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2010 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2010 Index (2010 Index), before operating expenses. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying portfolio's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Indexes, the Lehman U.S. Bond index, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF. The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund may use statistical sampling techniques in seeking to track the performance of the 2010 Index. The Fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2010 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 18.9
Cash Index                                                                       34.6
Three U.S. Bond Indexes                                                          46.5

As of October 31, 2005, the allocation of the 2010 Index was 18.9% equally divided among the six Dow Jones U.S. Style Indexes, 46.5% equally divided among three U.S. bond indexes and 34.6% in one cash index.

The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the NestEgg Dow Jones U.S. 2010 Fund will be rebalanced monthly.

Although major changes tend to be rare, the Fund's fundamental strategy can only be changed by a vote of the majority of the Fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of its assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make more defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.

  THIS FUND MAY INTEREST INVESTORS WHO HAVE SHORT TO MEDIUM TIME HORIZONS, OR MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2010.
 4  NestEgg Dow Jones U.S. 2010 Fund

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the index) during market declines. In addition, the fund could underperform the 2010 Index over the short or long term. Reasons for this include the effects of Fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2010 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2010 Index appears on page 20.

                                            NestEgg Dow Jones U.S. 2010 Fund   5

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                                  INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         CLASS SHARES
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge (as a percentage of the Net
  Asset Value at purchase)                                              None
Redemption Fee(1)
  (as a percentage of amount redeemed, if applicable)                  2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                                         0.60%
Distribution (12b-1) and Service Fees                                   None
Other Expenses(2)                                                      0.88%
Total Annual Fund Operating Expenses Before Reductions                 1.48%
Expense Reductions(3)                                                 -0.53%
Total Annual Fund Operating Expenses After Reductions                  0.95%

(1) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 0.95% for Institutional
    Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR       3 YEARS
 Institutional Class
   Shares              $    97       $    416

 6  NestEgg Dow Jones U.S. 2010 Fund

                                                  TICKER SYMBOL
                                                  CUSIP NUMBERS      Class A:            Class C:
                                                   FUND NUMBERS      Class A:     Class C:

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2015 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2015 Index (2015 Index), before operating expenses. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying portfolio's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Index, the Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF. The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund will use statistical sampling techniques in seeking to track the performance of the 2015 Index. The Fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2015 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 26.8
Three U.S. Bond Indexes                                                          66.1
Cash Index                                                                        7.1

As of October 31, 2005, the allocation of the 2015 Index was 26.8% equally divided among the 6 Dow Jones U.S. Style Indexes, 66.1% equally divided among the 3 U.S. bond indexes and 7.1% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2015 Fund will be rebalanced monthly.

Although major changes tend to be rare, the Fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.

  THIS FUND MAY INTEREST MODERATE TO CONSERVATIVE INVESTORS, OR INVESTORS WHO MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2015.

                                            NestEgg Dow Jones U.S. 2015 Fund   7

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2015 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2015 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2015 Index appears on page 20.

 8  NestEgg Dow Jones U.S. 2015 Fund

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                                  INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         CLASS SHARES
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge (as a percentage of the Net
  Asset Value at purchase)                                              None
Redemption Fee(1)
  (as a percentage of amount redeemed, if applicable)                  2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                                         0.60%
Distribution (12b-1) and Service Fees                                   None
Other Expenses(2)                                                      0.57%
Total Annual Fund Operating Expenses Before Reductions                 1.17%
Expense Reductions(3)                                                 -0.22%
Total Annual Fund Operating Expenses After Reductions                  0.95%

(1) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 0.95% for Institutional
    Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR       3 YEARS
 Institutional Class
   Shares              $    97       $    350

                                            NestEgg Dow Jones U.S. 2015 Fund   9

                                                  TICKER SYMBOL
                                                  CUSIP NUMBERS      Class A:            Class C:
                                                   FUND NUMBERS      Class A:     Class C:

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2020 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2020 Index (2020 Index), before operating expenses. Although the Adviser does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying Portfolio's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Index, the Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF. The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund will use statistical sampling techniques in seeking to track the performance of the 2020 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2020 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 48.3
Three U.S. Bond Indexes                                                          47.7
Cash Index                                                                          4

As of October 31, 2005, the allocation of the 2020 Index was 48.3% equally divided among the 6 Dow Jones U.S. Style Indexes, 47.7% equally divided among the 3 U.S. bond indexes and 4.0% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2020 Fund will be rebalanced monthly.

Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.

  THIS FUND MAY INTEREST INVESTORS WHO SEEK LONG-TERM TOTAL RETURN FROM A BALANCED PORTFOLIO, OR INVESTORS WHO MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2020.

 10  NestEgg Dow Jones U.S. 2020 Fund

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2020 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2020 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2020 Index appears on page 20.
                                           NestEgg Dow Jones U.S. 2020 Fund   11

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                                  INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         CLASS SHARES
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge (as a percentage of the Net
  Asset Value at purchase)                                              None
Redemption Fee(1)
  (as a percentage of amount redeemed, if applicable)                  2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                                         0.60%
Distribution (12b-1) and Service Fees                                   None
Other Expenses(2)                                                      0.47%
Total Annual Fund Operating Expenses Before Reductions                 1.07%
Expense Reductions(3)                                                 -0.12%
Total Annual Fund Operating Expenses After Reductions                  0.95%

(1) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 0.95% for Institutional
    Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR       3 YEARS
 Institutional Class
   Shares              $    97       $    328

 12  NestEgg Dow Jones U.S. 2020 Fund

                                                  TICKER SYMBOL
                                                  CUSIP NUMBERS      Class A:            Class C:
                                                   FUND NUMBERS      Class A:     Class C:

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2030 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2030 Index (2030 Index), before operating expenses. Although the Adviser does not currently intend to do so, at sometime in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying Fund's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Index, the Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF. The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund will use statistical sampling techniques in seeking to track the performance of the 2030 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2030 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 78.5
Three U.S. Bond Indexes                                                          17.5
Cash Index                                                                          4

As of October 31, 2005, the allocation of the 2030 Index was 78.5% equally divided among the 6 Dow Jones U.S. Style Indexes, 17.5% equally divided among the 3 U.S. bond indexes and 4.0% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2030 Fund will be rebalanced monthly.

Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.

  THIS FUND MAY INTEREST INVESTORS WHO HAVE A LONG-TERM TIME HORIZON, OR INVESTORS WHO MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2030.

                                           NestEgg Dow Jones U.S. 2030 Fund   13

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The Fund's share price changes with the value of the Fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the Fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2030 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2030 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the Fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations. ADRs are also subject to the risks discussed above with respect for foreign investments.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2030 Index appears on page 20.
 14  NestEgg Dow Jones U.S. 2030 Fund

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                                  INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                          CLASS SHARES
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge (as a percentage of the Net
  Asset Value at purchase)                                              None
Redemption Fee(1)
  (as a percentage of amount redeemed, if applicable)                  2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                                         0.60%
Distribution (12b-1) and Service Fees                                   None
Other Expenses(2)                                                      0.53%
Total Annual Fund Operating Expenses Before Reductions                 1.13%
Expense Reductions(3)                                                 -0.18%
Total Annual Fund Operating Expenses After Reductions                  0.95%

(1) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 0.95% for Institutional
    Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR       3 YEARS
 Institutional Class
   Shares              $    97       $    341

                                           NestEgg Dow Jones U.S. 2030 Fund   15

                                                  TICKER SYMBOL
                                                  CUSIP NUMBERS      Class A: 00790P876  Class C: 00790P884
                                                   FUND NUMBERS      Class A: 40  Class C: 240

NESTEGG DOW JONES U.S. TARGET DATE FUNDS

NESTEGG DOW JONES U.S. 2040 FUND
               THE FUND SEEKS TO PROVIDE CAPITAL APPRECIATION AND
          CURRENT INCOME CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.

MAIN STRATEGIES

The Fund's fundamental strategy is to seek to track the overall performance of the Dow Jones U.S. Target 2040 Index (2040 Index), before operating expenses. Although the Fund does not currently intend to do so, at some time in the future, the Fund may also seek to achieve its objective by investing in a set of underlying Master Portfolios each representing various asset classes and sectors which are representative of the sub-indexes which comprise the Dow Jones U.S. Target Date Indexes. If the Fund was to do this, it would bear a portion of the underlying portfolio's expenses. Shareholders would be notified in advance in the event the Fund was to achieve its objective by investing through master portfolios.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

- Under normal circumstances, the Fund intends to invest at least 80% of it's assets in securities included in the Dow Jones U.S. Target Date Indexes and in derivative instruments, such as futures contracts and options that provide exposure to the stocks of companies in the Dow Jones U.S. Target Date Indexes. Up to 20% of a Target Date Fund's total assets may be used to purchase money market securities, exchange-traded funds, and American Depository Receipts ("ADRs") which are not in the Dow Jones U.S. Target Date Indexes.

- Common stocks of companies traded on major U.S. stock exchanges

- Fixed income securities included in the Lehman Government, Corporate, and Mortgage Bond Indexes

- Short term Money Market securities

- Exchange-traded funds that provide exposure to one or more Dow Jones U.S. Style Index, the Lehman U.S. Bond indexes, or derivatives that serve this same purpose such as options and futures. To the extent the Fund invests in ETF's the Fund will pay the proportionate share of the underlying expenses of the ETF. The ETF's expenses are in addition to the expenses reflected in the Fund's fee table.

- Under normal circumstances, the adviser intends to invest approximately 12% of the equity portion of the funds in American Depository Receipts.

The Fund will use statistical sampling techniques in seeking to track the performance of the 2040 Index. The fund intends to adjust its holdings to reflect any changes arising from changes in the composition of the 2040 Index.

                             FUND ASSET ALLOCATION
[PIE CHART]

Six Dow Jones U.S. Style Indexes                                                 90.5
Three U.S. Bond Indexes                                                           5.5
Cash Index                                                                          4

As of October 31, 2005, the allocation of the 2040 Fund's assets was 90.5% equally divided among the 6 Dow Jones U.S. Style Indexes, 5.5% equally divided among the 3 U.S. bond indexes and 4.0% in one cash index. The Fund's asset allocation will become more conservative over time by decreasing equity exposure as the Fund approaches its target date. The assets of the 2040 Fund will be rebalanced monthly.

Although major changes tend to be rare, the fund's fundamental strategy can only be changed by a vote of the majority of the fund's outstanding shares.

MAJOR POLICIES/LIMITS

- The Fund allocates at least 4% of assets to each of the major asset classes (stocks, bonds, and cash)

- The Fund intends to remain fully invested at all times, and does not intend to make defensive investments in adverse market conditions

- The Fund may engage in securities lending

- The Fund is subject to the restrictions of Section 12(d)(1). Generally, except as provided otherwise by the Investment Company Act of 1940, this means that
  (a) the Fund cannot invest in any registered investment company, to the extent that the Fund would own more than 3% of that regulated investment company's outstanding share position, (b) the Fund cannot invest more than 5% of its total assets in the securities of any one registered investment company and,
  (c) the Fund cannot invest more than 10% of its total assets in the securities of registered investment companies in the aggregate.



  THIS FUND MAY INTEREST INVESTORS WHO HAVE A LONG-TERM TIME HORIZON, OR INVESTORS WHO MAY BE SAVING FOR A PARTICULAR GOAL IN LIFE AND MAY NEED TO WITHDRAW A SUBSTANTIAL PORTION OF THEIR INVESTMENT IN, OR AROUND, THE YEAR 2040.

 16  NestEgg Dow Jones U.S. 2040 Fund

MAIN RISKS

STOCK MARKET RISK Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the Fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

INDEX RISK Because the Fund uses an indexing strategy, your money remains fully exposed to market conditions (as measured by the indexes) during market declines. In addition, the fund could underperform the 2040 Index over the short or long term. Reasons for this include the effects of fund expenses and transaction costs; differences between the stocks and bonds (and their weightings) in the 2040 Index and in the fund's portfolio; and the timing and magnitude of shareholder transactions in Fund shares. The Fact that the Fund will invest in ADRs and other investments that are not in the Index increases the risk that the Fund's performance will deviate from the Target Date Index. The deviation from the Target Date Index could be significant.

INTEREST RATE RISK When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the Fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price.

PREPAYMENT RISK Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.

CREDIT RISK The Fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

DERIVATIVES RISK Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

ADR RISK The Fund may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment. In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations. ADRs are also subject to the risks discussed above with respect for foreign investments.

This Fund does not yet have performance information or financial highlights to show in this prospectus. Past performance of the Dow Jones U.S. Target 2040 Index appears on page 20.
                                           NestEgg Dow Jones U.S. 2040 Fund   17

FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares.
A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here. Each of the share classes described in this prospectus has its own cost structure. "Annual Operating Expenses" are deducted from fund assets, so their effect is included in the fund's performance figures.

SHAREHOLDER FEES                                                  INSTITUTIONAL
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         CLASS SHARES
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                                         None
Maximum deferred sales charge (as a percentage of the Net
  Asset Value at purchase)                                              None
Redemption Fee(1)
  (as a percentage of amount redeemed, if applicable)                  2.00%
ANNUAL FUND OPERATING EXPENSES
Management Fee                                                         0.60%
Distribution (12b-1) and Service Fees                                   None
Other Expenses(2)                                                      0.60%
Total Annual Fund Operating Expenses Before Reductions                 1.20%
Expense Reductions(3)                                                 -0.25%
Total Annual Fund Operating Expenses After Reductions                  0.95%

(1) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.
(2) Other Expenses are based on estimated amounts for the current fiscal year.
(3) American Independence Financial Services, LLC has contractually agreed to reduce the management fee and reimburse expenses until 10/31/06 in order to keep the Total Annual Fund
    Operating Expenses at 0.95% for Institutional
    Class shares. This reduction lowers the expense ratio and increases overall returns to investors.

EXAMPLE

Based on the costs above, including expenses of the underlying funds, this example helps you compare the expenses of each share class with those of other mutual funds. The example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses may be different.

                         1 YEAR    3 YEARS
 Institutional Class
   Shares              $     97   $    356

 18  NestEgg Dow Jones U.S. 2040 Fund

ADDITIONAL RISKS OF THE NESTEGG DOW JONES U.S. TARGET DATE FUNDS

MANAGEMENT RISK The Funds' performance could be hurt if the funds' management improperly executes the funds' strategies.

METHODOLOGY RISK The Funds could lag the overall market or certain other types of funds during times when stocks that the indexes seek to exclude, such as those with a combination of growth and value characteristics, lead the market.

CAPITALIZATION WEIGHTING RISK Large-cap stocks represent the great majority of the U.S. stock market's market capitalization, or total worth (in Dow Jones' definition, typically over 70%). Accordingly, a capitalization-weighted broad market index, such as the S&P 500, is strongly affected by the performance of large-cap stocks, and much less affected by the performance of mid- and small-cap stocks.

In comparison, by seeking to maintain equal equity exposure to the large-, mid-, and small-cap categories, the funds will be more strongly influenced by the performance of mid- and small-cap stocks and less strongly influenced by the performance of large-cap stocks. As a result, the funds' risks and returns could be substantially different from those of a capitalization-weighted index, or an index fund that seeks to track the value of this type of index.

REPURCHASE AGREEMENT RISK Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

SECURITIES LENDING RISK To earn additional income, the fund may lend their securities to qualified financial institutions. Although these loans are fully collateralized, the fund's performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged.

The Trust is a newly organized entity and has no prior operating history or track record. Accordingly, the Fund does not have a performance history for a prospective investor to consider.

DOW JONES DISCLAIMER "Dow Jones," "Dow Jones U.S. Target Date Indexes," "Dow Jones U.S. Style Indexes," "Dow Jones U.S. Target 2010 Index," "Dow Jones U.S. Target 2015 Index," "Dow Jones U.S. Target 2020 Index," "Dow Jones U.S. Target 2030 Index," and "Dow Jones U.S. Target 2040 Index" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by AIFS, LLC. The NestEgg Dow Jones U.S. Target Date Funds, based on the Dow Jones U.S. Target Date Indexes are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

THE INVESTMENT ADVISER

The investment adviser for these Funds is AIFS, LLC. AIFS is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. AIFS is based at 350 Fifth Avenue, New York, NY 10118.

Under the supervision of the Board of Trustees, AIFS is responsible for managing each fund's portfolio in accordance with each Fund's goal and policies. In exchange for providing these services, AIFS receives a management fee from each Fund. For the Funds' first fiscal year, the management fee for each Fund is 0.60% of average daily net assets. AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the fund's total operating expenses at not more than 0.95% of average annual net assets of the Institutional share class through October 31, 2006.

Through a licensing agreement with Dow Jones, AIFS has obtained the right to offer investment products based on the Dow Jones U.S. Target Date Indexes, and to obtain information and assistance in order to facilitate the operations of the Funds.

           Additional Risks of the NestEgg Dow Jones U.S. Target Date Funds   19

DOW JONES U.S. TARGET DATE INDEXES AND THEIR PERFORMANCE

WHILE THE STRATEGY OF THE FUNDS IS THE SAME AS THE TARGET INDEX, THE PERFORMANCE SHOWN FOR THESE INDEXES IS NOT THE PAST PERFORMANCE OF THE NESTEGG DOW JONES U.S. TARGET DATE FUNDS OR ANY OTHER INVESTMENT. In addition, unlike the Target Date Indexes, the Funds may invest up to 12% of their equity allocation in ADRs. See "Index Risk" above. The NestEgg Dow Jones U.S. Target Date Funds and the Adviser are new entities and have no performance record of their own. Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. Past index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.


THE DOW JONES U.S. TARGET DATE INDEXES ARE CONSTRUCTED USING:


- Six Dow Jones Style Indexes (Large-Cap Growth, Large-Cap Value, Mid-Cap Growth, Mid-Cap Value, Small-Cap Growth, and Small-Cap Value) as the equity component, each equally weighted and monthly rebalanced


- Three U.S. bond indexes (the Lehman Corporate Bonds, Government Bonds, and Mortgage Bonds Indexes) as the bond component, each equally weighted and monthly rebalanced


- One cash index (the Lehman U.S. T-Bills Index) as the cash component

None of these indexes is to be confused with the Dow Jones Industrial Average, an average of the stock prices of 30 industrial stocks that is widely used as an indicator of stock market performance.

The table below shows average annual returns for the five Dow Jones U.S. Target Date Indexes described above over the periods indicated, as of June 30, 2005. These returns reflect reinvestment of dividends and other earnings. For each index, the table also shows the best and worst returns for any twelve-month period during the past 10 years. The return of each index is calculated monthly by multiplying the returns of sub indexes by the weighting assigned to the corresponding Composite Major Asset Class ("CMAC") and then summing the weighted returns. Past performance is not indicative of future results and as with any investments there is always a potential for loss as well as profit.


For example, as indicated below, the worst 12 month period for each of the Target Indexes was a loss.


It should be noted that the long-term performance of the Target Date Indexes coincides with the beginning of a long bull stock market.


PERFORMANCE: DOW JONES U.S. TARGET DATE INDEXES
PERFORMANCE AS OF 10/31/05. FOR MORE RECENT PERFORMANCE, SEE             .COM.

                                      ANNUALIZED                                        SINCE INCEPTION
                                                             Since
                  1 Year    3 Years   5 Years   10 Years   Inception    Best 12-Month Period      Worst 12-Month Period
 Dow Jones U.S.
   Target 2010
   Index           4.06%     7.91%     5.24%      7.84%      8.30%     21.05% for the 12 month   -2.32% for the 12 month
                                                                       period ended 12/31/95     period ended 1/31/95

 Dow Jones U.S.
   Target 2015
   Index           5.58%     9.62%     4.60%      8.56%      9.19%     28.14% for the 12 month   -6.22% for the 12 month
                                                                       period ended 3/31/98      period ended 7/31/02

 Dow Jones U.S.
   Target 2020
   Index           7.30%    11.68%     3.92%      9.26%      9.99%     34.51% for the 12 month   -11.91% for the 12 month
                                                                       period ended 3/31/98      period ended 9/30/01

 Dow Jones U.S.
   Target 2030
   Index          10.54%    15.60%     2.89%      9.88%     10.65%     42.03% for the 12 month   -21.09% for the 12 month
                                                                       period ended 3/31/98      period ended 9/30/01

 Dow Jones U.S.
   Target 2040
   Index          11.77%    16.98%     3.01%      9.99%     10.73%     44.67% for the 12 month   -22.50% for the 12 month
                                                                       period ended 2/28/04      period ended 9/30/01

Inception date for the indexes is December 31, 1991
 20  Dow Jones U.S. Target Date Indexes and Their Performance

This document contains comparisons, assertions, and conclusions regarding the performance of the Dow Jones U.S. Target Date Indexes based on backtesting, i.e., calculations of how an index might have performed in the past if it had existed. Back-tested performance information is purely hypothetical and is provided solely for informational purposes. Back-tested performance does not represent actual performance, is not the result of actual trading and should not be interpreted as an indication of actual performance. Dow Jones & Company, Inc. began publishing the Dow Jones U.S. Target Date Indexes on April 1, 2005. Each Dow Jones US Target Date Index is comprised of a set of equity, bond and cash sub-indexes. The equity component is represented by the Dow Jones U.S. Style Indexes; the bond component by the Lehman Government, Corporate, and Mortgage Bond Indexes and the cash component by the Lehman 1-3 Month T-Bill Indexes. Dow Jones created back-tested theoretical history for the Dow Jones U.S. Target Date Indexes for the period 12/31/1991 through 4/1/2005 using the aforementioned indexes. Prior performance is pretax and includes re-invested dividends and interest.

THE BACKTESTED PERFORMANCE RESULTS HAVE MANY INHERENT LIMITATIONS. AMONG OTHER THINGS, BACKTESTED PERFORMANCE DIFFERS FROM ACTUAL PERFORMANCE BECAUSE IT IS ACHIEVED THROUGH THE RETROACTIVE APPLICATION OF DATA THAT IS DESIGNED WITH THE BENEFIT OF HINDSIGHT. RULES USED TO CALCULATE "PRIOR PERFORMANCE" ARE NOT CHANGED. HOWEVER, DOW JONES DOES RESERVE THE RIGHT TO ALTER THE METHODOLOGIES OF THEIR INDEXES, INCLUDING STYLE AND TARGET INDEXES IN THE FUTURE. IN THE EVENT OF A CHANGE IN METHODOLOGY, IT IS NOT STANDARD PRACTICE TO RECALCULATE OR "RECAST" PAST PERFORMANCE AND THE CONDITIONS, OBJECTIVES AND INVESTMENT STRATEGIES OF THE INDEXES HAVE NOT CHANGED MATERIALLY DURING THE TIME PERIOD PORTRAYED ABOVE.

NEITHER DOW JONES NOR ANY OF ITS AFFILIATES MAKES ANY REPRESENTATION THAT THE DOW JONES U.S. TARGET DATE INDEXES WILL OR ARE LIKELY TO ACHIEVE PERFORMANCE SIMILAR TO THOSE SHOWN USING BACKTESTED PERFORMANCE INFORMATION. ACTUAL PERFORMANCE OF THE DOW JONES U.S. TARGET DATE INDEXES MAY BE MATERIALLY LOWER THAN THE BACKTESTED PERFORMANCE. THERE ARE FREQUENTLY SIGNIFICANT DIFFERENCES BETWEEN HYPOTHETICAL PERFORMANCE RESULTS AND THE ACTUAL RESULTS SUBSEQUENTLY ACHIEVED BY ANY PARTICULAR TRADING OR INVESTMENT STRATEGY. AMONG OTHER THINGS, BACKTESTED PERFORMANCE RESULTS DO NOT REFLECT THE IMPACT THAT MATERIAL ECONOMIC AND MARKET FACTORS MIGHT HAVE ON THE DECISIONS AN INVESTMENT ADVISER MANAGING AN INVESTMENT STRATEGY BASED ON THE DOW JONES U.S. TARGET DATE INDEXES MIGHT MAKE IF THE ADVISER WERE ACTUALLY MANAGING CLIENT ASSETS.

                   Dow Jones U.S. Target Date Indexes and Their Performance   21

HOW TO INVEST   In this section, you will find information on how to invest in the funds, including how to buy, sell and exchange fund shares.
                It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an NestEgg Dow Jones U.S. Target Date Fund's shareholder.

                You can find out more about the topics covered here by contacting the NestEgg Dow Jones U.S. Target Date Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

 22  How to Invest

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Institutional Class shares of the Funds are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (1) trusts, or investment management and other fiduciary accounts managed or administered by AIFS or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by AIFS or its affiliates or correspondents, pursuant to a written agreement, (3) Service Class Shareholders of the American Independence Funds Trust, and (4) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus. A separate application is required for Individual Retirement Account investments.

The minimum initial investment amount is $3,000,000. The Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See "Anti-Money Laundering Program" at the end of this section and the "Market Timing Policies" section.

                                                              How to Invest   23

HOW TO BUY FUND SHARES

Use the instructions on these pages if you are investing directly with NestEgg Dow Jones U.S. Target Date Funds. If you are investing through a financial advisor, your advisor will be able to give you instructions.

FIRST INVESTMENT                            ADDITIONAL INVESTMENTS

 By mail or express delivery                                                                 REGULAR MAIL

 - Complete and sign an application (if      - Make out an investment check to               NestEgg Dow Jones U.S.
   you need an application, you may            "NestEgg Dow Jones U.S. Target Date           Target Date Funds
   download it from the web site or call       Funds"                                        PO Box 183049
   1-866-410-2006)                                                                           Columbus, OH 43218-3049
                                             - Return a deposit stub or write a letter
 - Send the application to us at the           that includes your name, account
   appropriate address, along with an          number, the amount of your investment,
   investment check made out to "NestEgg       and the fund name and share class
   Dow Jones U.S. Target Date Funds"
                                             - Sign the letter, enclose the check, and
                                               mail it to the appropriate address
 By wire
 - Call 1-866-410-2006 to obtain             - Please call 1-866-410-2006 for wiring         EXPRESS, REGISTERED, OR
   instructions for sending your               instructions. There is a $1,000 minimum       CERTIFIED
   application, and for instructing your       for wiring funds.
   bank to wire transfer your investment.                                                    NestEgg Dow Jones U.S.
                                             - Be aware that your bank may charge a          Target Date Funds
                                               fee to wire money                             3435 Stelzer Rd.
                                                                                             Columbus, OH 43219
 By phone
 - Initial investments cannot be made by     - To use this service, call                     *NOTE:
   phone. Please complete and mail an          1-866-410-2006 to verify that the
   application to the appropriate address.     service is in place, then using the           A signature guarantee is
                                               voice prompts you may place your              required in order to add
                                               purchase order                                bank account instructions to
                                                                                             your account.
                                             - Prior to placing a purchase order by
                                               phone via ACH transfer, you must first
                                               have your bank account instructions
                                               established on your account. If you did
                                               not select this option when
                                               establishing your account, verify that
                                               your bank is a member of the Automated
                                               Clearing House system. You may then
                                               download and complete an Additional
                                               Services Request Form* available at
                                                         .com or call us at
                                               1-866-410-2006 to have one mailed to
                                               your address of record. There is a $100
                                               minimum on ACH transfers.

 24  How To Buy Fund Shares

FIRST INVESTMENT                            ADDITIONAL INVESTMENTS
 Automatic investment plan
 - You can enroll in the Automatic           - To make changes to your automatic
   Investment Plan by completing the           investment plan call 1-866-410-2006. If
   appropriate section on the application.     you did not select this option when
                                               establishing your account, verify that
                                               your bank is a member of the Automated
                                               Clearing House system. You may then
                                               download and complete an Additional
                                               Services Request Form* available at
                                                         .com or call us at
                                               1-866-410-2006 to have one mailed to
                                               your address of record.

                                                     How To Buy Fund Shares   25

HOW TO SELL OR EXCHANGE SHARES

EXCHANGING INTO ANOTHER FUND                SELLING SHARES
                                                                                             REGULAR MAIL
 Be sure to obtain and read a current        Some sell orders, including those for
 prospectus for the fund you are             more than $100,000, must be placed in           NestEgg Dow Jones U.S.
 exchanging into. For additional             writing with a signature guarantee (see         Target Date Funds
 information please contact us at            page 38). There is a $25 minimum on             PO Box 183049
 1-866-410-2006                              exchanging fund shares.                         Columbus, OH 43218-3049
 By fax
 - Send a fax to 614-428-3391 that          - Write a letter that includes your              EXPRESS, REGISTERED, OR
   includes your account number, the fund   account number, the fund and share class,        CERTIFIED
  and share class you are exchanging out      and the dollar value or number of shares
  of, the dollar value or number of shares    to be sold                                     NestEgg Dow Jones U.S.
  to be exchanged, and the name and share                                                    Target Date Funds
  class of the fund you are exchanging      - Have the letter signed by all account          3435 Stelzer Rd.
  into.                                       owners, with the name(s) and address           Columbus, OH 43219
                                               exactly as they are on the account
 - Have the fax signed by all account
   owners, with the name(s) and address     - Mail the letter to the appropriate
   exactly as they are on the account.      address
                                            - Fax number for Exchanging/Selling/
                                              Update to the Fund is 614-428-3391.
 By mail or express delivery
 - Write a letter that includes your        - Write a letter that includes your
   account number, the fund and share       account number, the fund and share class,
  class you are exchanging out of, the        and the dollar value or number of shares
  dollar value or number of shares to be      to be sold
  exchanged, and the name and share class
  of the fund you are exchanging into       - Have the letter signed by all account
                                              owners, with the name(s) and address
 - Have the letter signed by all account       exactly as they are on the account
   owners, with the name(s) and address
exactly as they are on the account          - Mail the letter to the appropriate
                                            address
 - Mail the letter to the appropriate
 address

 26  How To Sell Or Exchange Shares

EXCHANGING INTO ANOTHER FUND                SELLING SHARES

 By phone, wire, or ACH                                                                      *NOTE:
 - Call 1-866-410-2006 to request an         - To use this service, call
   exchange                                  1-866-410-2006 to verify that the service       A signature guarantee is
                                               is in place, then using the voice             required in order to add
                                               prompts you may place your sell order         bank account instructions to
                                             - Prior to placing a sell order by phone        your account.
                                             via wire or ACH transfer, you must first
                                               have your bank account instructions           Web site
                                               established on your account. If you did       www.arrivatofunds.com
                                               not select this option when
                                               establishing your account, verify that        REGULAR MAIL
                                               your bank is a member of the Automated        NestEgg Dow Jones U.S.
                                               Clearing House system. You may then           Target Date Funds
                                               download and complete an Additional           PO Box 183049
                                               Services Request Form* available at           Columbus, OH 43218-3049
                                                         .com or call us at
                                               1-866-410-2006 to have one mailed to          EXPRESS, REGISTERED
                                               your address of record                        OR CERTIFIED
                                                                                             NestEgg Dow Jones U.S.
                                             - Telephone redemption to your address of       Target Date Funds
                                               record is available unless you declined       c/o BISYS
                                               it on your application                        3435 Stelzer Road
                                             - Minimum sell order for wire is $1,000,        Columbus, OH 43219
                                               for ACH transfer $100
 Systematic withdrawal plan
 - You can enroll in the systematic          - To make changes to your systematic
   withdrawal plan by completing the           withdrawal plan please call 1-866-410-
   appropriate section on the application.     2006. If you did not select this option
                                               when establishing your account, verify
 - You must have a minimum balance of          that your bank is a member of the
   $10,000 to set up your systematic           Automated Clearing House system. You
   withdrawal plan. Withdrawals can be for     may then download and complete an
   as little as $100 each.                     Additional Services Request Form*
                                               available at           .com or call us
                                               at 1-866-410-2006 to have one mailed to
                                               your address of record

                                             How To Sell Or Exchange Shares   27

SHAREHOLDER SERVICES AND POLICIES

As an NestEgg Dow Jones Fund's shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.

There are also a number of policies affecting the ways you do business with us that you may find helpful to know about.
The most important of these policies are described following the services.

How much of this service and policy information applies to you will depend on the type of account your NestEgg Dow
Jones U.S. Target Date Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

                                                                   OUR "ONE COPY PER HOUSEHOLD" POLICY
If you are investing through a financial advisor, check the
materials you received from them about how to buy and sell         We typically send just one copy of
shares. In general, you should follow the information in           any shareholder report and prospectus
those materials in any case where it is different from what        to each household. If the members of
it says in this prospectus. Please note that a financial           your household prefer to receive
advisor may charge fees in addition to those charged by the        their own copies, please contact your
funds.                                                             financial advisor, or call
                                                                   1-866-410-2006.

SHAREHOLDER SERVICES

You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place, go to
            .com and download our Additional Services Request Form or call 1-866-410-2006 and one will be mailed to your address of record.

TAX-ADVANTAGED INVESTMENT PLANS A full range of retirement and other tax-advantaged investment plans is available directly from NestEgg Dow Jones U.S. Target Date Funds or from your financial advisor, including IRA, SEP, 401(k), Coverdale and pension plans. All funds and both share classes are eligible for investment in tax-advantaged accounts.

For information about the plans, including the features, fees, and limitations, go to the web site or call 1-866-410-2006 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

EXCHANGE PRIVILEGE As an NestEgg Dow Jones U.S. Target Date Funds investor, you can exchange all of your shares of one NestEgg Dow Jones U.S. Target Date Fund for the same class of shares in any other NestEgg Dow Jones U.S. Target Date Fund.

 28  Shareholder Services and Policies

AUTOMATIC INVESTMENT PLAN Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

To set up your Automatic Investment Plan, download the form, or call 1-866-410-2006. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the funds if a scheduled transfer cannot be made because of a low bank balance.

SYSTEMATIC WITHDRAWAL PLAN Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your NestEgg Dow Jones U.S. Target Date Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

DIRECTED REINVESTMENTS Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

DOLLAR COST AVERAGING

Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

                                          Shareholder Services and Policies   29

POLICIES ABOUT TRANSACTIONS

BUSINESS HOURS The funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each NestEgg Dow Jones U.S. Target Date Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

If the NYSE is closed because of an emergency, the funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the funds are open by calling 1-866-410-2006.

DETERMINING WHEN YOUR ORDER WILL BE PROCESSED You can place an order to buy or sell shares at any time. A purchase request received by NestEgg Funds before the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) that has been determined to be in "good order", will be processed at that day's NAV plus any applicable sale charge or redemption fee. Because any order you place through an investment advisor has to be forwarded to NestEgg Funds before it can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

PAYING FOR SHARES YOU BUY Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, credit card convenience checks, travelers checks or third party checks (checks made out to you and signed over to us).

WIRE TRANSACTION POLICIES Wire transactions are generally completed within 24 hours of when you place your order. The funds can only send wires of $1,000 or more and may only accept wires of $1,000 or more.

Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

IF YOU CANNOT REACH US BY PHONE

Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page 27.

SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

Selling shares in these types of accounts often requires additional documentation. Please call 1-866-410-2006 or contact your financial advisor for more information.

OUR CUSTOMER IDENTIFICATION PROGRAM To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

 30  Shareholder Services and Policies

For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

ORDERS THAT REQUIRE A SIGNATURE GUARANTEE There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

- when you want to sell more than $100,000 worth of shares

- when you want to send the proceeds to a third party

- when the address or bank of record on the account has changed in the past 60 days

You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

TIMING OF PAYMENT FOR SHARES YOU SELL Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

There are two main circumstances under which payment to you could be delayed more than seven days:

- when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 business days)

- when unusual circumstances prompt the SEC to permit further delays

If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

HOW THE FUNDS CALCULATE SHARE PRICES The price at which you buy and sell shares of these funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

LIMITS ON EXCHANGES, PURCHASES, AND REDEMPTIONS Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days' notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of "market timing." We may also reject or limit purchase orders, for these or other reasons.

The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING To the extent that the Funds are unable to curtail excessive trading practices in a Fund, these practices may interfere with the efficient management of a Fund's

                                          Shareholder Services and Policies   31
portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

Purchases and exchanges of shares of the Funds should be made for investment purposes only. The Funds reserves the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If a Fund believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it will request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund will restrict purchases or exchanges or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Funds also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Funds may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. Transactions placed in violation of the Funds' excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

The Funds impose a 2.00% redemption fee (short-term trading fee) on Fund shares redeemed 60 days or less from the date of purchase. The

 32  Shareholder Services and Policies
fee is based on the shares' net asset value at redemption and is deducted from the redemption proceeds. The fee is paid to the Fund to offset costs associated with short-term shareholder trading. It does not apply to shares that are acquired through reinvestment of distributions. The redemption fee also does not apply to (1) redemptions following death or post-purchase disability (as defined by Section 72(m)(7) of the Code); the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; or (3) redemptions from a Systematic Withdrawal Plan.

HOW THE FUNDS VALUE THEIR HOLDINGS We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

For example, we may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market or pricing service price.

SHARE CERTIFICATES

We do not issue share certificates.

OTHER RIGHTS WE RESERVE

You should be aware that we may do any of the following:

- reject your account application if you fail to give us a correct Social Security or other tax ID number

- withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

- close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days' notice so you can either increase your balance or close your account

- pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

- change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

- suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

- withdraw or suspend the offering of shares at any time

- reject any order we believe may be fraudulent or unauthorized

- reject or limit purchases of shares for any reason

- reject a telephone redemption if we believe it is advisable to do so

                                          Shareholder Services and Policies   33

DISTRIBUTIONS AND TAXES

Mutual funds pass along to shareholders virtually all of their net earnings. A fund can earn money in two ways: by receiving interest, dividends, or other income payments from securities it holds, or by selling securities for more than what it paid for them. Keep in mind that a fund's earnings are separate from any gains or losses you may realize from your own transactions in fund shares. A fund is not necessarily obligated to pay its shareholders a distribution during any particular period.

WHEN THE FUNDS PAY
DIVIDENDS AND DISTRIBUTIONS                     Dividends         Capital Gains
NestEgg Dow Jones U.S. 2010 Fund                 Monthly               Annually
NestEgg Dow Jones U.S. 2015 Fund                Annually               Annually
NestEgg Dow Jones U.S. 2020 Fund                Annually               Annually
NestEgg Dow Jones U.S. 2030 Fund                Annually               Annually
NestEgg Dow Jones U.S. 2040 Fund                Annually               Annually

A fund may also pay dividends and capital gain distributions at other times if it means that the fund would otherwise have to pay federal income or excise tax.

CHOICES FOR RECEIVING DIVIDENDS AND DISTRIBUTIONS You can choose how you receive your dividends and distributions. You can:

- have all dividends and distributions automatically reinvested in fund shares, at NAV (this is the only option for retirement accounts and other tax-deferred accounts)

- have all dividends and distributions sent to you by check or sent to your bank account by ACH transfer

Please indicate your preference on your application. If you do not give us any instructions, we will reinvest all dividends and distributions in the fund from which they originated. To change the dividend and distribution arrangement on an existing account call 1-866-410-2006.

Note that if any dividend or distribution payments are returned as undeliverable, those payments and any future payments will be reinvested until we receive valid instructions otherwise. You will not receive any interest on uncashed dividend and distribution checks.

 34  Distributions and Taxes

Because EACH SHAREHOLDER'S TAX SITUATION IS UNIQUE, ask your tax professional for more information about the possible tax consequences of your NestEgg Dow Jones U.S. Target Date Fund investments.

TAX CONSEQUENCES OF BUYING AND SELLING FUND SHARES In general, buying and selling fund shares will have tax consequences for you. (An important exception is an IRA or other tax-advantaged account.) When you sell shares, you typically will realize either a capital gain or loss. If you have a gain, how it is taxed depends in part on how long you owned the shares. Note that for tax purposes, an exchange from one fund to another is the same as a sale.

TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS The tax status of the fund earnings you receive and your own fund transactions generally depend on their type:

GENERALLY TAXED AT ORDINARY INCOME RATES:

- short-term capital gains from selling fund shares

- taxable income dividends paid by a fund (although non-corporate taxpayers may be entitled to a reduced tax rate on these dividends based on the amount of qualified dividend income received by the funds)

- short-term capital gains distributions paid by a fund

GENERALLY TAXED AT CAPITAL GAINS RATES:

- long-term capital gains from selling fund shares

- long-term capital gains distributions paid by a fund

In addition, fund payments and transactions may be subject to state and local taxes.

TAX STATUS STATEMENTS Every January, each NestEgg Dow Jones U.S. Target Date Fund mails out detailed tax information to it shareholders. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares.

Note that dividends or distributions that are declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

"BUYING A DIVIDEND"

If you invest right before a fund pays a dividend, you will be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

                             SERVICE PROVIDERS

                               Management and support services are provided to the Funds by several organizations.

                                     Investment Advisor and Administrator:
                                     American Independence Financial Services,
                                     LLC
                                     The Empire State Building
                                     350 Fifth Avenue, 59th Floor
                                     New York, New York 10118

                                     Custodian: INTRUST Bank NA
                                     105 North Main Street
                                     Wichita, Kansas 67202

                                     Transfer Agent: BISYS Fund Services Ohio,
                                     Inc.
                                     3435 Stelzer Rd
                                     Columbus, OH 43219

                                     Distributor: BISYS Fund Services Limited
                                     Partnership
                                     3435 Stelzer Rd
                                     Columbus, OH 43219

                                                    Distributions and Taxes   35

                      NOTICE OF PRIVACY POLICY & PRACTICES

American Independence Funds Trust recognizes and respects the privacy concerns and expectations of our customers(1).

We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the NestEgg Dow Jones U.S. Target Date Funds.

COLLECTION OF CUSTOMER
INFORMATION                 We collect nonpublic personal information about our
                            customers from the following sources:.

                            - Account Applications and other forms, which may
                              include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

                            - Account History, including information about the
                              transactions and balances in a customer's accounts; and

                            - Correspondence, written, telephonic or electronic
                              between a customer and NestEgg Dow Jones U.S. Target Date Funds or service providers to the NestEgg Dow Jones U.S. Target Date Funds.

DISCLOSURE OF CUSTOMER
INFORMATION                 We may disclose all of the information described
                            above to certain third parties who are not affiliated with the NestEgg Dow Jones U.S. Target
                            Date Funds under one or more of these circumstances:

                            - As Authorized -- if you request or authorize the
                              disclosure of the information.

                            - As Permitted by Law -- for example, sharing
                              information with companies who maintain or service customer accounts for the NestEgg Dow Jones U.S. Target Date Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

                            - Under Joint Agreements -- we may also share
                              information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

SECURITY OF CUSTOMER
INFORMATION                 We require service providers to the NestEgg Dow
                            Jones U.S. Target Date Funds:

                            - to maintain policies and procedures designed to
                              assure only appropriate access to, and use of information about customers of the NestEgg Dow Jones U.S. Target Date Funds; and

                            - to maintain physical, electronic and procedural
                              safeguards that comply with federal standards to guard non public personal information of customers of the NestEgg Dow Jones U.S. Target Date Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of NestEgg Dow Jones U.S. Target Date Funds.

---------------

(1)For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to NestEgg Dow Jones U.S. Target Date Funds, but do not invest in NestEgg Dow Jones U.S. Target Date Funds shares.

 36  Notice of Privacy Policy & Practices

                               FOR MORE INFORMATION

                               You will find more information about the funds in the following documents:

                               ANNUAL AND SEMI-ANNUAL REPORTS The funds' annual and semi-annual reports will contain more information about the funds and a discussion about the market conditions and investment strategies that had a significant effect on the funds' performance during the last fiscal year.

                               STATEMENT OF ADDITIONAL INFORMATION (SAI) The SAI contains detailed information about the funds and their policies. It is incorporated by reference into (considered to be part of) this prospectus.

                               You can get a free copy of these documents, request other information about the funds and make shareholder inquiries by calling 1-866-410-2006, visiting the Funds' website at www.arrivatofunds.com or writing to:

                               Arrivato Dow Jones U.S. Target Date Funds
                               The Empire State Building
                               350 Fifth Avenue, 59th Floor
                               New York, NY 10118
                               1-866-410-2005
                               www.arrivatofunds.com

                               If you buy your shares through a financial institution, you may contact your institution for more information.

                               You may review and obtain copies of the funds' documents by visiting the SEC's Public Reference Room in Washington, DC. You may also obtain copies of the funds' documents after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, DC 20549-0102 or by electronic request to publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                               Reports and other information about the funds are also available on the EDGAR Database on the SEC's website at http://www.sec.gov.

                               The funds' Investment Company Act File No. is 811-21757.

                       AMERICAN INDEPENDENCE FUNDS TRUST
                                 IS MANAGED BY
                             AMERICAN INDEPENDENCE
                       FINANCIAL SERVICES, LLC ( "AIFS")

                                   QUESTIONS?
                           Call 866-410-2006 or your
                           investment representative.

                          AMERICAN INDEPENDENCE FUNDS

                                   STOCK FUND
                           INTERNATIONAL EQUITY FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                          KANSAS TAX-EXEMPT BOND FUND

                                   PROSPECTUS
                                            , 2005

                           CLASS A AND CLASS C SHARES

                       [AMERICAN INDEPENDENCE FUNDS LOGO]
                     THE SECURITIES AND EXCHANGE COMMISSION
                     HAS NOT APPROVED THE SHARES DESCRIBED
                        IN THIS PROSPECTUS OR DETERMINED
                      WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                        THE NOTICE OF PRIVACY POLICY AND
                       PRACTICES OF THE FUNDS IS INCLUDED
                        WITH THIS PROSPECTUS BUT IS NOT
                           CONSIDERED TO BE A PART OF
                                THE PROSPECTUS.

TABLE OF CONTENTS



RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

Carefully review this important section, which summarizes each Fund's investments, risks, past performance, and fees.


   3  Stock Fund
   7  International Equity Fund
  14  Short-Term Bond Fund
  19  Intermediate Bond Fund
  24  Kansas Tax-Exempt Bond Fund




INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Review this section for information on investment strategies and their risks.


      Stock Fund
      International Equity Fund
      Short-Term Bond Fund
      Intermediate Bond Fund
      Kansas Tax-Exempt Bond Fund




FUND MANAGEMENT
--------------------------------------------------------------------------------

Review this section for details on the people and organizations who oversee the Funds.


  30  The Investment Adviser
  30  Portfolio Managers
  31  Sub-Advisers
      The Distributor




SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.


      Pricing of Fund Shares
  37  Purchasing and Adding to Your Shares
  39  Selling Your Shares
  42  General Policies on Selling Shares
      Distribution Arrangements
  49  Dividends, Distributions and Taxes
      Exchanging Your Shares
      Market Timing Policies




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------







BACK COVER
--------------------------------------------------------------------------------



      Where to Learn More About the Funds

TICKER SYMBOLS Y
CUSIP NUMBERS Y
FUND NUMBERS Y

   STOCK FUND AMERICAN INDEPENDENCE FUNDS

  The Fund's goal is to provide investors with long-term capital appreciation.

MAIN STRATEGIES

The Fund normally invests at least 80%* of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks and at least 65% of its total assets in such stocks issued by U.S. companies with large market capitalizations (over $5 billion) at the time of purchase. The Fund's sub-adviser uses a value oriented approach to selecting stocks by identifying stocks that it considers undervalued (i.e. priced less than its real worth). The Fund's sub-adviser also considers the company's soundness and earnings prospects. If the Fund's sub-adviser determines a company may no longer benefit from the current market and economic environment and shows declining fundamentals, it will eliminate the Fund's holding of the company's stock. The Fund may also invest in securities that are convertible into common stock and preferred stock.

* The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.

STOCK MARKET RISK

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK

Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

RISK/RETURN SUMMARY AND FUND EXPENSES




The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing in the bar chart how the Fund has performed from year to year and by comparing in the table the Fund's performance over time to that of the Standard & Poor's 500(R) Composite Stock Index ("S&P 500(R)"), a widely recognized, unmanaged index of common stocks. Prior to December 1999, the Fund was managed by another sub-adviser.
Both the bar chart and the table assume reinvestment of dividends and distributions and reflect voluntary and contractual fee reductions. Without such fee reductions, the Fund's performance would have been lower.
The returns for Class A, Class C and Institutional Class will differ because of differences in the expenses of each class. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future. Class A shares were previously called Service Class Shares.


              STOCK FUND
              PERFORMANCE BAR CHART AND TABLE
              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1)

[BAR GRAPH IN %]

1998                                                                              9.85
1999                                                                             -4.15
2000                                                                             23.99
2001                                                                             -1.19
2002                                                                            -17.57
2003                                                                             31.49
2004                                                                             18.31

 Best quarter:           20.41%    Q2   '03
 Worst quarter:         -17.89%    Q3   '02
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if sales charges were included.

                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2004              2004         INCEPTION
                                               ----------------------------------------------------------------
 SERVICE CLASS -- RETURN BEFORE TAXES ON
 DISTRIBUTION(2)                               January 21, 1997       12.43%             8.34%          8.10%
                                               ----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTION(2)                                11.95%             7.72%          6.43%
                                               ----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTION(1) AND
 SALE OF SHARES                                                        8.08%             6.82%          5.94%
                                               ----------------------------------------------------------------
 S&P 500 INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                      January 31, 1997       10.87%            -2.30%          7.24%
---------------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges. After-tax returns are calculated using historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from hose shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

RISK/RETURN SUMMARY AND FUND EXPENSES





                                               STOCK FUND
                                               FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR
 INVESTMENT)                         CLASS A SHARES   CLASS C SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   5.75%            None
 Maximum Deferred Sales Charge
 (as a percentage of the Net Asset
 Value at purchase)                       None             1.00%(1)
 Redemption Fee                           2.00%(2)         2.00%(2)

 ANNUAL FUND OPERATING EXPENSES      CLASS A SHARES   CLASS C SHARES

 Management fee                           1.00%            1.00%
 Distribution (12b-1) and Service
 Fees                                     0.50%            1.00%
 Other Expenses(3)                        0.35%            0.35%
 Total Annual Fund operating
 expenses before reductions               1.85%            2.35%
 Expense Reductions(4)                   -0.46%           -0.46%
 Total Annual Fund operating
 expenses after reductions                1.39%            1.89%

   ---------------

   (1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

   (2) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

   (3) Other Expenses are based on estimated amounts for the current fiscal year.

   (4) AIFS has contractually agreed to reduce the management fee and reimburse
       expenses until          in order to keep the Total Annual Fund Operating
       Expenses at 1.39% and 1.89% for the Class A and Class C Shares respectively. This reduction lowers the expense ratio and increases overall returns to investors.

RISK/RETURN SUMMARY AND FUND EXPENSES





                                               STOCK FUND
                                               EXPENSE EXAMPLE

BASED ON THE COSTS ABOVE, THIS EXAMPLE HELPS YOU COMPARE THE EXPENSES OF EACH SHARE CLASS WITH THOSE OF OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THE EXPENSES ABOVE REMAIN THE SAME. IT ALSO ASSUMES THAT YOU INVESTED $10,000, EARNED 5% ANNUAL RETURNS AND REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS IS ONLY AN EXAMPLE; ACTUAL EXPENSES MAY BE DIFFERENT.


                                       1        3        5       10
 STOCK FUND                         YEAR    YEARS    YEARS    YEARS
 ------------------------------------------------------------------
 CLASS A
 CLASS C
 ------------------------------------------------------------------

TICKER SYMBOL Y
CUSIP NUMBERS Y
FUND NUMBERS Y

   INTERNATIONAL EQUITY FUND AMERICAN INDEPENDENCE FUNDS

  The Fund seeks to provide investors with long-term capital appreciation. The
                            Fund seeks its objective
  by investing primarily in equity securities of issuers outside of the United
                                    States.

MAIN STRATEGIES

The International Equity Fund seeks to achieve its goal by investing in a wide variety of international equity securities issued throughout the world, normally excluding the U.S. The Adviser manages the Fund as an opportunistic international equity product and is not constrained by a particular investment style. The Adviser chooses securities in industries and companies it believes are experiencing favorable demand for their products or services. The Adviser considers companies with above average earnings potential, companies that are dominant within their industry, companies within industries that are undergoing dramatic change and companies that are market leaders in developing industries. Other considerations include expected levels of inflation, government policies or actions, currency relationships and prospects for economic growth in a country or region. The Adviser selects stocks using a fundamental qualitative and quantitative approach adjusted for factors specific to each economic sector and region. In developed markets (such as the United States, Western Europe, and certain Dollar bloc countries including Australia, New Zealand and Canada) the stock selection process is primarily bottom-up. The Adviser concentrates on company factors such as balance sheet metrics and industry factors such as the performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Adviser believes that most investment return in developed markets comes from sound, company specific fundamental research. In emerging markets, the Adviser uses primarily a bottom-up selection process with some consideration to top down factors focusing on macroeconomic liquidity and geopolitical factors of particular areas. In selecting investments for the Fund, the portfolio managers focus on securities located in at least five different countries, although the Fund may at times invest all of its assets in fewer than five countries.



- Under normal market conditions, the Fund invests primarily in the equity securities of companies located outside the U.S., including emerging markets. The Fund will invest, under normal circumstances, at least 80% of its net assets in "foreign securities" as defined below,

RISK/RETURN SUMMARY AND FUND EXPENSES



which may be emerging markets. Under normal circumstances, the Fund will not exceed 20% of net assets in developing countries or emerging markets securities.



For the purpose of the fund's investments, "foreign securities" means those securities issued by companies:

- whose principal securities trading markets are outside the U.S.; or

- that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S.; or



- that have significant portion of their assets outside the U.S.; or



- that are linked to non-U.S. dollar currencies; or



- that are organized under the laws of, or with principal office in, a country other than the U.S.


- The Fund intends to invest in securities denominated in the currencies of a variety of countries. The fund may also invest in currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. In an effort to protect the Fund against a decline in the value of portfolio securities, in U.S. dollars terms, due to fluctuations in currency exchange rates, the Fund may enter into currency hedges that may decrease or offset any losses from such fluctuations.



- The Fund may invest in American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) issued by sponsored or unsponsored facilities. ADRs are usually issued by a U.S. bank trust company and traded on a U.S. exchange. GDRs may be issued by institutions located anywhere in the world and traded in any securities market. EDRs are issued in Europe and used in bearer form in European markets.



DEPOSITORY RECEIPTS: Receipts, typically issued by a bank or trust company, representing the ownership of underlying securities that are issued by a foreign company and held by a bank or trust company.



- Most of the purchases and sales made by the fund will be made in the primary trading market for the particular security. The primary market is usually in the country in which the issuer has its main office. The Fund generally follows a multi-capitalization approach focusing on mid to large-capitalization companies, but the Fund may also invest in smaller, emerging growth companies. In addition, the Fund may invest in securities that are sold in private placement transactions between

RISK/RETURN SUMMARY AND FUND EXPENSES



                                      their issuers and their purchasers and
                                      that are neither listed on an exchange nor traded over-the counter.



- The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government, such as Treasury bills, notes and bonds, are supported by its full faith and credit. Obligations issued by federal agencies and government-sponsored entities are not backed by the full faith and credit of the U.S. Treasury and may be supported only by the credit of the instrumentality or the right of the issuer to borrow from the U.S. Treasury.



- The Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions. During these times, a Fund may not achieve its investment goal. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, which may involve higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

MAIN RISKS

STOCK MARKET RISK. A Fund that invests in common stocks is subject to the risk that stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for small and mid-sized companies, or companies in developing industries, which tend to be more vulnerable to adverse developments.



BOND MARKET RISK. A Fund that invests in debt securities is subject to the risk that fixed income prices in general may lose value because of declines in the bond market. The prices of fixed income securities respond to a variety of economic factors, particularly interest rate changes, as well as to perceptions about the credit worthiness of both corporate and government issuers. Generally fixed income securities will decrease in value if interest rates rise and will increase in value if interest rates decline. Longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

RISK/RETURN SUMMARY AND FUND EXPENSES






FOREIGN INVESTMENT RISK. A Fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers' balance of payments, overall debit level, and cash flow from tax or other revenues.



DEVELOPING COUNTRY RISK. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.



POLITICAL RISK. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under Communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

RISK/RETURN SUMMARY


The bar chart and table listed below show how the International Equity Fund has performed from year to year. This performance includes the performance of the Portfolio in which the Fund invested 100% of its investable assets, the American Beacon International Equity Fund -- Institutional Class (the "Predecessor"). Until January , 2006, the Fund was organized as the International Multi-Manager Stock Fund of the American Independence Funds. The performance shown in the bar chart and table represents: the actual performance of the Fund from January 20, 1997 (its inception) through December 31, 2004 and the actual performance of the Portfolio from November 1, 1995 (its inception) through January 19, 1997. This performance would have been significantly lower, taking into account the current fees of the Fund, because the Portfolio's performance reflects no fees at the feeder level and the Predecessor had lower fees.

The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The table below it compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, a widely recognized, unmanaged representative of the aggregate performance of international stock markets.

Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions, which, if otherwise, would cause performance to be lower. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              INTERNATIONAL EQUITY FUND
              PERFORMANCE BAR CHART AND TABLE

              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1,2)

[BAR CHART IN %]

1995                                                                             17.83
1996                                                                              20.1
1997                                                                              8.82
1998                                                                             11.29
1999                                                                             26.45
2000                                                                             -4.29
2001                                                                            -15.78
2002                                                                            -13.95
2003                                                                             41.22
2004                                                                             23.28



 Best quarter:           21.56%  Q2   '03
 Worst quarter:         -22.23%  Q3   '02
 ---------------------------------------------

       -------------------
       (1) These figures reflect year-by-year total returns for the Fund, the Portfolio and the Predecessor and are as of December 31 of each year. They do not reflect sales charges and would be lower, if sales charges were included.

       (2) The performance of the Portfolio was calculated by adjusting the performance of the Initial Feeder Fund to exclude fees and expenses paid at the level of the Initial Feeder Fund.



       The returns for the Class A shares will differ from the Class C and Institutional Class shares returns because of differences in expenses of each class.

       The Fund's after-tax returns shown below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR ENDED      FIVE YEARS ENDED     TEN YEARS ENDED
                                             DECEMBER 31, 2004    DECEMBER 31, 2004   DECEMBER 31, 2004
                                            -----------------------------------------------------------
 CLASS A(1,2) BEFORE TAXES                         17.14%                2.79%              9.53%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS               16.40%                1.77%              8.70%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND
 SALE OF SHARES                                    11.14%                1.83%              8.01%
                                            -----------------------------------------------------------
 MSCI EAFE INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                      20.70%               -0.80%              5.94%
-------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges.

(2) Prior to         , 2006, Class A Shares were called Service Class Shares.

RISK/RETURN SUMMARY AND FUND EXPENSES


                             [ICON]



                                               INTERNATIONAL EQUITY FUND
                                               FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR
 INVESTMENT)                         CLASS A SHARES   CLASS C SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   5.75%            None
 Maximum Deferred Sales Charge
 (as a percentage of the Net Asset
 Value at purchase)                       None             1.00%(1)
 Redemption Fee                           2.00%(2)         2.00%(2)

 ANNUAL FUND OPERATING EXPENSES      CLASS A SHARES   CLASS C SHARES

 Management fee                           0.81%            0.81%
 Distribution (12b-1) and Service
 Fees                                     0.50%            1.00%
 Other Expenses(3)                        0.55%            0.55%
 Total Annual Fund operating
 expenses before reductions               1.86%            2.36%
 Expense Reductions(4)                   -0.37%           -0.37%
 Total Annual Fund operating
 expenses after reductions                1.49%            1.99%

   ---------------

   (1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

   (2) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

   (3) Other Expenses are based on estimated amounts for the current fiscal year.

   (4) AIFS has contractually agreed to reduce the management fee and reimburse
       expenses until          in order to keep the Total Annual Fund Operating
       Expenses at 1.49% and 1.99% for the Class A and Class C Shares respectively. This reduction lowers the expense ratio and increases overall returns to investors.
 12

RISK/RETURN SUMMARY AND FUND EXPENSES





                                               INTERNATIONAL EQUITY FUND
                                               EXPENSE EXAMPLE

BASED ON THE COSTS ABOVE, THIS EXAMPLE HELPS YOU COMPARE THE EXPENSES OF EACH SHARE CLASS WITH THOSE OF OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THE EXPENSES ABOVE REMAIN THE SAME. IT ALSO ASSUMES THAT YOU INVESTED $10,000, EARNED 5% ANNUAL RETURNS AND REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS IS ONLY AN EXAMPLE; ACTUAL EXPENSES MAY BE DIFFERENT.


                                     1      3        5       10
 INTERNATIONAL EQUITY FUND        YEAR   YEARS   YEARS    YEARS
 CLASS A SHARES
 CLASS B SHARES
 --------------------------------------------------------------

                            [ICON]



TICKER SYMBOL Y
CUSIP NUMBERS Y
FUND NUMBERS Y
   SHORT-TERM BOND FUND AMERICAN INDEPENDENCE FUNDS

   The Fund seeks to provide investors with as high a level of current income as is consistent with liquidity
   and safety of principal by investing primarily in investment-grade bonds with maturities of 1-3 years.

MAIN STRATEGIES

The Fund's overall investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. The strategies employ a top-down, macroeconomic approach to determine the portfolios positioning on the yield curve, duration, maturity, and sector allocation. The fund then initiates a process of security analysis based on several factors including but not limited to economic trends, inflation, and fiscal policy. This strategy seeks to outperform the Lehman U.S. Aggregate 1-3 yr fixed income index.

- The fund will normally invest at least 80% of its net assets, plus borrowing for investment purposes, in bonds such as U.S. Government Securities, Corporate Debt Securities, and Fixed Rate Mortgage-Backed Securities.

- U.S. Treasury Obligations

- U.S. Government Agency Securities

- Corporate Debt Securities

- Mortgage-backed Securities

- Under normal market conditions, the Fund's average maturity is expected to be between 1 and 3 years.

- Although the value of the Fund's Shares will fluctuate, under normal market conditions the Fund's adviser will seek to manage the magnitude of fluctuation by limiting the Fund's duration to 2 year or less.

- Under normal market conditions, at least 65% of the Fund's total assets will be invested in Bonds are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by a nationally recognized statistical rating organization, such as Moody's Investor Services Inc ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch Investors Services Inc ("Fitch"), or which are unrated and determined by the Fund's adviser to be of comparable quality.

MAIN RISKS

The value of the Fund's investments, and the value of your investments in the Fund will fluctuate with market conditions. You may lose money on your investment in the Fund, or the Fund could underperform other investments. Other principal risks include:

RISK/RETURN SUMMARY


                                      [ICON]


INTEREST RATE RISK

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

PREPAYMENT RISK

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund's bond allocation.

CREDIT RISK

The fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

RISK/RETURN SUMMARY AND FUND EXPENSES


The bar chart on this page shows how the Short-Term Bond Fund has performed from year to year. The table below it compares the Fund's performance over time to those of the Lehman Brothers 1-3 Year Government Bond Index and the Lehman Short 9-12 Month Treasury Index, each a widely recognized, unmanaged index generally representative of short-term government securities. The table also compares the Fund's performance to that of the Lipper Short Investment Grade Universe Average to show how the Fund's performance compares with the returns of an index of funds with investment objectives similar to the Fund's. This table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions. Without such fee reduction, the Fund's performance would have been lower.
The returns for the Class C shares will differ from the Class A shares (previously called Service Class) returns shown in the bar chart because of differences in expenses of each class. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              SHORT-TERM BOND FUND
              PERFORMANCE BAR CHART AND TABLE

              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE SHARES(1)

[BAR CHART IN %]

1998                                                                             6.63
----                                                                             ----
1999                                                                             2.28
2000                                                                             8.33
2001                                                                             6.73
2002                                                                             3.65
2003                                                                             1.87
2004                                                                             1.22



 Best quarter:            3.21%  Q3   '01
 Worst quarter:          -0.51%  Q2   '04
 ---------------------------------------------

       -------------------

       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2004              2004         INCEPTION
                                              -----------------------------------------------------------------
 SERVICE CLASS(1,2)                            January 21 1997        -2.62%             3.54%          4.09%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                               -3.28%             2.06%          2.34%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTION AND SALE
 OF SHARES                                                            -1.69%             2.11%          2.39%
                                              -----------------------------------------------------------------
 LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND
 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES                            January 31, 1997         1.07%             5.11%          5.26%
                                              -----------------------------------------------------------------
 LIPPER SHORT INVESTMENT GRADE UNIVERSE
 AVERAGE (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                           January 31, 1997         1.35%             4.57%          4.78%
                                              -----------------------------------------------------------------
 LEHMAN SHORT 9-12 MONTH TREASURY INDEX       January 31, 1997         0.93%             3.70%          4.36%
---------------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401K plans or individual retirement accounts.

(2) For current performance information, including the Fund's 30-day yield, call 1-866-410-2006.

FEES AND EXPENSES





                                               SHORT TERM BOND FUND
                                               FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR
 INVESTMENT)                         CLASS A SHARES   CLASS C SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   3.75%            None
 Maximum Deferred Sales Charge (as
 a percentage of the Net Asset
 Value at purchase)                       None             1.00%(1)
 Redemption Fee                           2.00%(2)         2.00%(2)

 ANNUAL FUND OPERATING EXPENSES      CLASS A SHARES   CLASS C SHARES
 Management fee                           0.40%            0.40%
 Distribution (12b-1) and Service
 Fees                                     0.50%            1.00%
 Other Expenses(3)                        0.44%            0.44%
 Total Annual Fund operating
 expenses before reductions               1.34%            1.84%
 Expense Reductions(4)                   -0.59%           -0.39%
 Total Annual Fund operating
 expenses after reductions                0.75%            1.45%

   ---------------

   (1 )Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

   (2) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

   (3) Other Expenses are based on estimated amounts for the current fiscal year.

   (4) AIFS has contractually agreed to reduce the management fee and reimburse
       expenses until       in order to keep the Total Annual Fund Operating
       Expenses at 0.75% and 1.45% for the Class A and Class C Shares respectively. This reduction lowers the expense ratio and increases overall returns to investors.

RISK/RETURN SUMMARY AND FUND EXPENSES





                                               SHORT-TERM BOND FUND
                                               EXPENSE EXAMPLE

BASED ON THE COSTS ABOVE, THIS EXAMPLE HELPS YOU COMPARE THE EXPENSES OF EACH SHARE CLASS WITH THOSE OF OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THE EXPENSES ABOVE REMAIN THE SAME. IT ALSO ASSUMES THAT YOU INVESTED $10,000, EARNED 5% ANNUAL RETURNS AND REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS IS ONLY AN EXAMPLE; ACTUAL EXPENSES MAY BE DIFFERENT.


                                     1      3        5       10
 SHORT-TERM BOND FUND             YEAR   YEARS   YEARS    YEARS
 --------------------------------------------------------------
 CLASS A SHARES
 CLASS C SHARES
 --------------------------------------------------------------

                                 [ICON]



TICKER SYMBOLS Y
CUSIP NUMBERS Y
FUND NUMBERS Y
   INTERMEDIATE BOND FUND AMERICAN INDEPENDENCE FUNDS

    The fund's goal is to provide investors with a competitive total return. The fund primarily invests in intermediate term investment-grade bonds. A high level of current income is an important consideration in achieving the Fund's overall goal.

MAIN STRATEGIES

The Fund's overall investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. The strategies employ a top-down, macroeconomic approach to determine the portfolios positioning on the yield curve, duration, maturity, and sector allocation. The fund then initiates a process of security analysis based on several factors including but not limited to economic trends, inflation, and fiscal policy. The strategy seeks to outperform the Lehman U.S. Aggregate fixed income index.


- Under normal market conditions, the fund's dollar-weighted average maturity is expected to be between 3 and 10 years. A Bond's maturity is the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer.

- U.S. Treasury Obligations

- U.S. Government Agency Securities

- Corporate Debt Securities

- Mortgage-backed Securities


- Under normal market conditions, the fund's average maturity is expected to be between 3 and 10 years. A Bond's maturity is the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer.

- Although the value of the Fund's shares will fluctuate, the adviser will seek to manage the magnitude of fluctuation by limiting the Fund's average duration to 5 years or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

- Under normal market conditions, at least 65% of the Fund's total assets will be invested in Bonds are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by a nationally recognized statistical rating organization, such as Moody's Investor Services Inc ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch Investors Services Inc ("Fitch"), or which are unrated and determined by the Fund's adviser to be of comparable quality.

RISK/RETURN SUMMARY AND FUND EXPENSES


                             [ICON]


INTEREST RATE RISK

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

PREPAYMENT RISK

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund's bond allocation.

CREDIT RISK

The fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

RISK/RETURN SUMMARY


The bar chart listed below shows how the Intermediate Bond Fund has performed from year to year. The table below it compares the Fund's performance over time to that of the Lehman Brothers Intermediate Government/ Credit Bond Index, a widely recognized, unmanaged index generally representative of intermediate government and corporate bonds. The table also compares the Fund's performance to that of the Lipper Intermediate Investment Grade Universe Average to show how the Fund's performance compares with the returns of an index of funds with investment objectives similar to the Fund's. This table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions. Without such fee reductions, the Fund's performance would have been lower.
The returns for the Class C shares will differ from the Class A shares returns shown in the bar chart because of differences in expenses of each class. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future. Class A shares were previously called Service Class shares.


              INTERMEDIATE BOND FUND
              PERFORMANCE BAR CHART AND TABLE

              YEAR-BY-YEAR TOTAL RETURN -- SERVICE CLASS SHARES(1)

[BAR CHART IN %]

1998                                                                              7.36
1999                                                                             -0.34
2000                                                                              9.66
2001                                                                              7.92
2002                                                                             10.25
2003                                                                              3.77
2004                                                                              2.78



 Best quarter:            4.59%  Q3   '02
 Worst quarter:          -2.44%  Q2   '04
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did. The Fund's after-tax returns shown below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2004              2004         INCEPTION
                                              -----------------------------------------------------------------
 SERVICE CLASS SHARES(1,2)                    January 21, 1997        -1.05%             6.02%          5.63%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                               -2.39%             3.99%          3.48%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTION AND SALE
 OF SHARES                                                            -0.60%             3.91%          3.47%
                                              -----------------------------------------------------------------
 LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND
 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                           January 31, 1997         3.04%             7.21%          6.59%
                                              -----------------------------------------------------------------
 LIPPER INTERMEDIATE INVESTMENT GRADE
 UNIVERSE AVERAGE (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                     January 31, 1997         3.87%             6.86%          6.14%
---------------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2 )For current performance information, including the Fund's 30-day yield, call
    1-866-410-2005.

FEES AND EXPENSES


                                     [ICON]



                                               INTERMEDIATE BOND FUND
                                               FEES AND EXPENSES

As an investor in the Intermediate Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY BY YOU)         CLASS A SHARES   CLASS C SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   4.25%*           None

 Maximum deferred sales charge (as
 a percentage of the Net Asset
 Value at purchase)                       None             1.00%(1)

 Redemption Fee                           2.00%            2.00%(2)

 ANNUAL FUND OPERATING EXPENSES
 (FEES PAID FROM FUND ASSETS)

 Management fee(1,2)                      0.40%            0.40%
 Distribution (12b-1) fee and
 Service Fee(2)                           0.50%            1.00%
 Other Expenses                           0.44%            0.44%
 Total Fund operating expenses            1.34%            1.84%
 Fee Waivers(1,2)                         0.48%            0.28%
 Net Expenses(2)                          0.86%            1.56%

---------------
(1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.

(2) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

(3) Other Expenses are based on estimated amounts for the current fiscal year.

(4) AIFS has contractually agreed to reduce the management fee and reimburse
    expenses until           in order to keep the Total Annual Fund Operating
    Expenses at 1.39% and 1.89% for the Class A and Class C Shares respectively. This reduction lowers the expense ratio and increases overall returns to investors.
 22

FUND EXPENSES





                                               INTERMEDIATE BOND FUND
                                               EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES OF THE FUND WITH THOSE OF OTHER MUTUAL FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE FOLLOWING:
  - $10,000 INVESTMENT
  - 5% ANNUAL RETURN
  - REDEMPTION AT THE END OF EACH PERIOD
  - NO CHANGES IN THE FUND'S EXPENSES
BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


                                     1      3        5       10
 INTERMEDIATE BOND FUND           YEAR   YEARS   YEARS    YEARS
 CLASS A SHARES
 CLASS C SHARES
 --------------------------------------------------------------

[ICON]




TICKER SYMBOLS Y
CUSIP NUMBERS Y
FUND NUMBERS Y
   KANSAS TAX-EXEMPT BOND FUND AMERICAN INDEPENDENCE FUNDS

   The Kansas Tax-Exempt Bond Fund seeks to preserve capital while producing current income for the investor that is exempt from both federal and
                           Kansas state income taxes.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in municipal bonds with maturities ranging from 1 to 20 years. It is the intent of the Adviser to maintain a dollar weighted average portfolio maturity between 7 and 12 years. Under normal conditions, the Fund will invest, as a fundamental investment policy, at least 80% of its net assets, plus borrowings for investment purposes, in municipal bonds which produce interest that is exempt from federal income tax and, in the opinion of bond counsel of the issuer of Kansas obligations, is exempt from Kansas state income taxes. Under normal conditions, the Fund will invest at least 80% of its net assets in securities the income from which is not subject to the alternative minimum tax. The Fund will not purchase securities which are rated, at the time of purchase, below "Baa" by Moody's Investor Services, Inc. or below "BBB" by Standard & Poors Corporation. The Fund is managed to provide an attractive yield from municipal bonds that have strong credit qualities. Municipalities with these strong credit qualities are more likely to offer a reliable stream of payments. The Fund's adviser may sell a security if its fundamental qualities deteriorate or to take advantage of more attractive yield opportunities.

MAIN RISKS

RISK/RETURN SUMMARY AND FUND EXPENSES




STATE SPECIFIC RISK

State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states.

STOCK MARKET RISK

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK

Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

DERIVATIVES RISK

Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

RISK/RETURN SUMMARY AND FUND EXPENSES


The bar chart and table listed below show how the Kansas Tax-Exempt Bond Fund and its predecessors have performed and how its performance has varied from year to year. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing in the table how the Fund's average annual returns compare with the returns of the Lehman Brothers 7-Year General Obligation Index and Municipal Index, each a widely recognized, unmanaged index generally representative of intermediate- and short-term municipal bonds. The Fund has been in existence since December 10, 1990, but until May 17, 1997 the Fund was organized as the Kansas Tax Exempt Income Portfolio of the SEI Tax Exempt Trust. Prior to November 2000, the Fund was managed directly by INTRUST Bank. Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions, without such fee reductions
performance would be lower. From   to   2005 the Fund was managed by INTRUST
Bank.
The returns for the Class A will differ from the Class C returns because of differences in expenses of each class(2). Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              KANSAS TAX-EXEMPT BOND FUND
              PERFORMANCE BAR CHART AND TABLE

              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS(1,2)

[BAR CHART IN %]

1995                                                                              12.4
1996                                                                              3.95
1997                                                                               7.6
1998                                                                              5.63
1999                                                                             -2.73
2000                                                                              10.1
2001                                                                              4.39
2002                                                                              8.03
2003                                                                              4.03
2004                                                                              2.65



 Best quarter:            4.88%  Q1   '95
 Worst quarter:          -2.29%  Q2   '99
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if sales charges were included.

       (2) Class A had been previously designated as Premium Class prior to 2/28/02. The Institutional Class had been previously designated as Service Class and subject to a front-end sales charge prior to 2/28/02.

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR ENDED      FIVE YEARS ENDED     10 YEARS ENDED
                                             DECEMBER 31, 2004    DECEMBER 31, 2004   DECEMBER 31, 2004
                                            -----------------------------------------------------------
 SERVICE CLASS(1,2,3)                              -1.81%                4.36%              4.44%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)            -2.39%                3.99%              3.48%
                                            -----------------------------------------------------------
 SERVICE CLASS(2,3) RETURN AFTER TAXES ON
 DISTRIBUTION                                      -1.81%                4.36%              4.42%
                                            -----------------------------------------------------------
 INSTITUTIONAL CLASS(2,3) RETURN AFTER
 TAXES ON DISTRIBUTION AND SALE OF SHARES           3.09%                5.60%              5.45%
                                            -----------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATION
 INDEX                                             3.5.1%                6.60%              6.55%
                                            -----------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR MUNICIPAL INDEX             3.15%                6.61%              6.48%
-------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) For current performance information, including the Fund's 30-day yield, call 1-866-410-2006.

(3) Returns represent Institutional Class performance for periods prior to 8/6/02 and include effect of contractual .75% 12b-1 fee. Class A and Class C shares are invested in the same portfolio of securities.

FEES AND EXPENSES


                                     [ICON]



                                               KANSAS TAX-EXEMPT BOND FUND
                                               FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR
 INVESTMENT)                         CLASS A SHARES   CLASS C SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering
 price)                                   4.25%            None
 Maximum Deferred Sales Charge
 (as a percentage of the Net Asset
 Value at purchase)                       None             1.00%(1)
 Redemption Fee                           2.00%(2)         2.00%(2)

 ANNUAL FUND OPERATING EXPENSES      CLASS A SHARES   CLASS C SHARES

 Management fee                           0.30%            0.30%
 Distribution (12b-1) and Service
 Fees                                     0.50%            1.00%
 Other Expenses(3)                        0.36%            0.36%
 Total Annual Fund operating
 expenses before reductions               1.16%            1.66%
 Expense Reductions(4)                   -0.36%           -0.26%
 Total Annual Fund operating
 expenses after reductions                0.80%            1.40%

   ---------------

   (1) Class A shares that are purchased at NAV in amounts of $1,000,000 or more will be assessed a 1.00% CDSC if they are redeemed within one year of the date of purchase and a 0.50% CDSC if redeemed after the first year and within the second year.
   (2) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

   (3) Other Expenses are based on estimated amounts for the current fiscal year.

   (4) AIFS has contractually agreed to reduce the management fee and reimburse
       expenses until          in order to keep the Total Annual Fund Operating
       Expenses at 0.80% and 1.40% for the Class A and Class C Shares respectively. This reduction lowers the expense ratio and increases overall returns to investors.

FEES AND FUND EXPENSES





                                               KANSAS TAX-EXEMPT BOND FUND
                                               EXPENSE EXAMPLE

BASED ON THE COSTS ABOVE, THIS EXAMPLE HELPS YOU COMPARE THE EXPENSES OF EACH SHARE CLASS WITH THOSE OF OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THE EXPENSES ABOVE REMAIN THE SAME. IT ALSO ASSUMES THAT YOU INVESTED $10,000, EARNED 5% ANNUAL RETURNS AND REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS IS ONLY AN EXAMPLE; ACTUAL EXPENSES MAY BE DIFFERENT.


                                           1      3        5       10
 KANSAS TAX-EXEMPT BOND FUND            YEAR   YEARS   YEARS    YEARS
 --------------------------------------------------------------------
 CLASS A SHARES
 CLASS C SHARES
 --------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS



ADDITIONAL RISKS OF THE AMERICAN INDEPENDENCE FUNDS

MANAGEMENT RISK

The funds' performance could be hurt if the funds' management improperly executes the funds' strategies.

REPURCHASE AGREEMENT RISK

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

SECURITIES LENDING RISK

To earn additional income, the fund may lend their securities to qualified financial institutions. Although these loans are fully collateralized, the fund's performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged.

Each Fund's investment objective is fundamental which means it may not be changed without shareholder approval. With respect to the 80% investment policy of each Fund (except for the Kansas Tax-Exempt Bond Fund), such Fund's limitation is non-fundamental; however, shareholders will receive 60 days advance notice of any change to the limitation. Additional descriptions of the Funds' risks, strategies and investments, as well as other strategies and investments not described below, may be found in the Funds' Statement of Additional Information ('SAI'). The SAI also contains descriptions of each of the securities which the Fund may purchase.

FUND MANAGEMENT



                            THE INVESTMENT ADVISER

   The investment adviser for these Funds is American Independence Financial Services, LLC ("AIFS" or the "Advisor"). The Advisor is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. AIFS is based at 350 Fifth Avenue, New York, NY 10118.
   Under the supervision of the Board of Trustees, the Advisor is responsible for managing each fund's portfolio in accordance with each fund's goal and policies. In exchange for providing these services, the Advisor receives a management fee from each fund. The management fee for each Fund will be as follows:

                                          ------------------
     Stock Fund                                        1.00%
                                          ------------------------------
     International Stock Fund                          0.81%
                                          ------------------------------
     Short-Term Bond Fund                              0.40%
                                          ------------------------------
     Intermediate Bond Fund                            0.40%
                                          ------------------------------
     Kansas Tax-Exempt Fund                            0.30%
    ---------------------------------------------------------------------

   AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Fund's total operating expenses at not more than the following percentages of average annual net assets of the share classes for a period of three years (five years for the Kansas Tax-Exempt Bond Fund): Stock Fund 0.89%, International Equity Fund 0.99%, Short-Term Bond Fund, 0.45%, Intermediate Bond Fund 0.56% and Kansas Tax-Exempt Bond Fund, 0.40%.
   Prior to December 31, 2005, the Adviser for the Funds was INTRUST Financial Services, which is a wholly owned subsidiary of INTRUST Bank, N.A. INTRUST Bank N.A.
                            PORTFOLIO MANAGERS
   Under the investment advisory agreement, AIFS is responsible for the investment management oversight in its role as adviser to all of the Funds. The fund's portfolio manager is responsible for the day-to-day management of the fund.
   Jared Goldstrom joined American Independence Financial Services, LLC in May, 2005. He will be responsible for the day to day oversight of the sub-advisory relationships pertaining to the Stock Fund and the International Equity Fund. Prior to joining AIFS, Mr. Goldstrom was Head Trader of a private investment fund based out of New York. Prior to that, he was Head Managing Trader at E*Trade Professional, the trading division of E*Trade Securities. Mr. Goldstrom is also Portfolio Manager of the AIFS NestEgg Dow Jones U.S. Target Date Funds.
   Robert A. Campbell,       joined American Independence Financial Services in
         , 2005. He will be responsible for the day to day operations of the Kansas Tax-Exempt Bond Fund and day-to-day oversight of the Short-Term Bond Fund and Intermediate Bond Fund. Prior to joining AIFS, Mr. Campbell was a senior portfolio manager with Galliard Capital Management, Inc. (the previous sub-adviser to the Kansas Tax-Exempt Bond Fund) since August, 2000 where he was the portfolio manager of the Kansas Tax-Exempt Bond Fund. Prior to his employment with Galliard, Mr. Campbell served as a municipal/fixed income portfolio manager with First Commerce Investors (1997-2000), U.S. Bank/First Bank (1996-1997) and Firstier Bank (1995-1996).
   For additional information about the portfolio managers' compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages, please consult the SAI.

FUND MANAGEMENT



                            SUB-ADVISERS

   STOCK FUND AND INTERNATIONAL EQUITY FUND
   Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") will provide portfolio investment management services for the Stock Fund and the International Equity Fund. Barrow Hanley, 3232 McKinney Avenue, 15th Floor, Dallas, TX 75204 is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. Barrow Hanley is engaged in the business of providing investment advice to institutional and individual client accounts and had assets of approximately $42 billion as of December 31, 2004. Barrow Hanley has managed the Stock Fund since December 1999. Barrow Hanley manages client assets on a team basis for the large cap value equity strategy. Equity portfolio managers and analysts operate as a team for the purposes of generating and researching investment ideas within the large cap segment of the market. Individual security holdings and weightings in the Stock Fund are the result of input from both analysts and portfolio managers. The portfolio managers on the Stock Fund are Mark Giambrone, Jim Barrow, Timothy Culler, Robert Chambers, and Ray Nixon. The Funds' Statement of Additional Information provides additional information about the portfolio managers, including ownership in the Funds. Barrow Hanley has managed the International Equity Fund since
                  . Mark Giambrone and Robert Chambers are the portfolio managers for the International Equity Fund. Barrow Hanley manages the client assets on a team basis for the International Equity Fund.

   SHORT-TERM BOND FUND AND INTERMEDIATE BOND FUND
   Commerce Asset Management ("CAM") founded in 1973 a wholly owned subsidiary of Commerce Bank, N.A. serves as the sub-adviser to the Short-Term Bond Fund and the Intermediate Bond Fund. CAM is a publicly traded bank holding company. Its headquarters are in Cherry Hill, New Jersey. As of December 31, 2004, CAM had approximately $1.6 billion in assets under management. Under the Advisors Act of 1940 CAM qualifies as a bank and is exempt from registration with the SEC. Commerce Asset Management investment powers under its national bank charter and is supervised for compliance with laws and regulations related to those powers by the Office of Comptroller of the Currency.
   Mr. Fernando Garip, Senior Vice President and Chief Investment Officer, Ms. Hillary T. Matchett, Vice President and Ms. Diane Allard, Vice President share the responsibility of the portfolio management of the Short-Term Bond Fund and Intermediate Bond Fund.
   The Statement of Additional Information has more detailed information about the Adviser and other service providers.

SHAREHOLDER INFORMATION



                                SHAREHOLDER INFORMATION

   A CHOICE OF SHARE CLASSES
   After choosing a Fund, your next most important choice is which share class to buy. The Funds also offer an Institutional Class of shares which are available in a separate prospectus. The following classes of shares are available through this Prospectus:

        CLASS A SHARES -- with a front-end sales charge, volume reductions and lower ongoing expenses than Class C shares. For purchases of $1,000,000 or more a CDSC of 1.00% will be assessed if redeemed within one year of purchase and .50% CDSC will be assessed if redeemed after first year and within the second year.

        CLASS C SHARES -- no front-end sales charge, a 1.00% CDSC on redemptions made within one year of purchase and higher ongoing expenses than Class A shares.
   The choice among share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.
   You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class C shares, which do not have a front-end sales charge. After six years, Class C shares convert to Class A shares to avoid the higher ongoing expenses assessed against Class C shares.
   Class C shares, orders of $1,000,000 or more, including orders which because of a right of accumulation or letter of intent would qualify for the purchase of Class A shares without an initial sales charge, also will be either treated as orders for Class A shares or refused.
   Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus beginning on page. You may wish to discuss this choice with your financial consultant.

   CLASS A SHARE SALES CHARGE SCHEDULE
   If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the net asset value of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

SHAREHOLDER INFORMATION





                                SHAREHOLDER INFORMATION
                                CONTINUED
                           STOCK AND INTERNATIONAL EQUITY FUND

                                    FRONT-END      FRONT-END SALES
                                   SALES CHARGE    CHARGE AS % OF     BROKER-DEALER
                                  AS % OF PUBLIC     NET AMOUNT      AMOUNT OF SALE
 AMOUNT OF PURCHASE               OFFERING PRICE      INVESTED         CONCESSION
                                  --------------------------------------------------
  Less than $50,000                    4.75%             4.99%             4.25%
                                  --------------------------------------------------
  $50,000 to $99,999                   4.00%             4.17%             3.50%
                                  --------------------------------------------------
  $100,000 to $249,999                 3.25%             3.36%             2.75%
                                  --------------------------------------------------
  $250,000 to $499,999                 2.25%             2.30%             2.00%
                                  --------------------------------------------------
  $500,000 to $999,999                 1.25%             1.27%             1.00%
                                  --------------------------------------------------
  $1,000,000 and over(1)               0.00%             0.00%             1.00%
 -----------------------------------------------------------------------------------

                           INTERMEDIATE BOND FUND AND KANSAS TAX-EXEMPT BOND
                           FUND

                                    FRONT-END      FRONT-END SALES
                                   SALES CHARGE    CHARGE AS % OF     BROKER-DEALER
                                  AS % OF PUBLIC     NET AMOUNT      AMOUNT OF SALE
 AMOUNT OF PURCHASE               OFFERING PRICE      INVESTED         CONCESSION
                                  --------------------------------------------------
  Less than $50,000                    4.25%
                                  --------------------------------------------------
  $50,000 to $99,999                   3.75%
                                  --------------------------------------------------
  $100,000 to $249,999                 3.00%
                                  --------------------------------------------------
  $250,000 to $499,999                 2.00%
                                  --------------------------------------------------
  $500,000 to $999,999                 1.50%
                                  --------------------------------------------------
  $1,000,000 and over(1)               0.00%             0.00%             1.00%
 -----------------------------------------------------------------------------------

                           SHORT-TERM BOND FUND

                                    FRONT-END      FRONT-END SALES
                                   SALES CHARGE    CHARGE AS % OF     BROKER-DEALER
                                  AS % OF PUBLIC     NET AMOUNT      AMOUNT OF SALE
 AMOUNT OF PURCHASE               OFFERING PRICE      INVESTED         CONCESSION
                                  --------------------------------------------------
  Less than $50,000                    3.75%
  $50,000 to $99,999                   3.50%
                                  --------------------------------------------------
  $100,000 to $249,999                 3.00%
                                  --------------------------------------------------
  $250,000 to $499,999                 2.00%
                                  --------------------------------------------------
  $500,000 to $999,999                 1.50%
                                  --------------------------------------------------
  $1,000,000 and over(1)               0.00%             0.00%             1.00%
 -----------------------------------------------------------------------------------

   (1) We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase or .50% if redeemed within one and two years of purchase unless the dealer of record waived its commission with a Fund's approval. Certain exceptions apply (see "CDSC Waivers" and "Waivers for Certain Parties"). The CDSC percentage you pay on Class A shares is applied to the NAV of the shares on the date of original purchase.

SHAREHOLDER INFORMATION





                                SHAREHOLDER INFORMATION
                                CONTINUED

   CLASS C SHARES SALES CHARGES
   If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. To determine whether the CDSC applies to redemption, the Fund will first redeem shares acquired by reinvestment of any distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares automatically convert to Class A shares after six years.

   REDUCTIONS AND WAIVERS OF SALES CHARGES
   Generally, we offer more sales charge reductions or waivers for Class A shares than for Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy.

   CLASS A SHARE SALES CHARGE REDUCTIONS
   If you believe you are eligible for any of the following reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.
   - You pay no front-end or back-end sales charges on Fund shares you buy with REINVESTED distributions.
   - You pay a lower sales charge if you are investing an amount over a BREAKPOINT LEVEL. See the "Class A Share Sales Charge Schedule" above.
   - By signing a LETTER OF INTENT ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.
   - Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A and Class C shares of any American Independence Funds already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.
   - You pay no sales charges on Fund shares you purchase with the proceeds of redemption of Class A shares within 90 days of the date of redemption.
   You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:
     - a family unit, including children under the age of twenty-one or single trust estate;
     - a trustee or fiduciary purchasing for a single fiduciary relationship; or

SHAREHOLDER INFORMATION





                                SHAREHOLDER INFORMATION
                                CONTINUED
     - the members of a "qualified group," which consists of a "company" (as defined under the 1940 Act), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

   HOW A LETTER OF INTENT CAN SAVE YOU MONEY!
   If you plan to invest, for example, $100,000 in an American Independence Fund in installments over the next year, by signing a letter of intent you would pay only 3.25% sales load on the entire purchase. Otherwise, you might pay 4.75% on the first $49,999, then 4.00% on the next $50,000!

   CDSC WAIVERS
   The CDSC does not apply to: (1) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size;
   (2) redemptions following death or post-purchase disability (as defined by Section 72(m) (7) of the Code); (3) the portion of a mandated minimum distribution from an IRA, SIMPLE IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in the applicable Class of shares of the Fund; (4) reinvested dividends and capital gains; and (5) a Systematic Withdrawal Plan of 10% where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

   WAIVERS FOR CERTAIN PARTIES
   If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

      - Current and retired employees, directors/trustees and officers of:

        - American Independence Financial Services LLC and its affiliates; and

        - family members of any of the above.

      - Current employees of:

        - National Basketball Players Association;*

        - broker-dealers who act as selling agents; and

        - immediate family members (spouse, sibling, parent or child) of any of the above.
   * The National Basketball Association negotiates on behalf of all members with certain financial service providers. The Adviser is included as part of the national Basketball Players Association's financial education program.
   Contact your selling agent for further information.
   We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. Those directions may supersede the terms and conditions discussed here.

SHAREHOLDER INFORMATION





                                SHAREHOLDER INFORMATION
                                CONTINUED

   DISTRIBUTION AND SERVICE (12b-1) FEES
   Each of the American Independence Funds has adopted a plan that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the National Association of Securities Dealers (NASD), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by NASD of Class A assets and up to .75% of Class C assets. Because 12b-1 fees are paid on an ongoing basis, over time they increase the cost of your investment.
   Your financial representative may be paid a fee when you buy shares and may receive different levels of compensation depending upon which class of shares you buy. In addition to these payments, the fund's advisor may provide compensation to financial representatives for distribution, administrative and promotional services.

SHAREHOLDER INFORMATION





                                PURCHASING AND ADDING TO YOUR SHARES
   HOW TO INVEST
   In this section, you will find information on how to invest in the Funds, including how to buy, sell and exchange fund shares. It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an American Independence Fund's shareholder.

   You can find out more about the topics covered here by contacting the American Independence Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

   HOW TO BUY FUN SHARES

   Use the instructions on these pages if you are investing directly with American Independence Funds. If you are investing through a financial advisor, your advisor will be able to give you instructions.

   FIRST INVESTMENT
   Class A and Class C Shares investors can open an account for as little as $1,000. We reserve the right to waive these minimums in certain instances. Be sure to read the fund's prospectus before you invest.

   ADDITIONAL INVESTMENTS
   Class A and Class C Shares investors can add as little as $25 at a time to an account. We reserve the right to waive these minimums in certain instances.

   BY MAIL OR EXPRESS DELIVERY
   By mail or express delivery

   - Complete and sign an application (if you need an application, you may download it from the web site or call 1-866-410-2006)

   - Send the application to us at the appropriate address, along with an investment check made out to "American Independence Funds"

   - Make out an investment check to "American Independence Funds"

   - Return a deposit stub or write a letter that includes your name, account number, the amount of your investment, and the fund name and share class

   - Sign the letter, enclose the check, and mail it to the appropriate address

   BY WIRE
   - Call 1-866-410-2006 for instructions before wiring any money

     Request your bank to wire Federal funds to:

     Street Address
     City, State Zip
     DDA#
     ABA#

   - Specify the fund name and share class, your name, and your account number

   - Be aware that your bank may charge a fee to wire money

SHAREHOLDER INFORMATION



                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   BY PHONE
   Initial investments cannot be made by phone Please complete and mail an application to the appropriate address.
   - To use this service, call 1-866-410-2006 to verify that the service is in place, then using the voice prompts you may place your purchase order

   - Prior to placing a purchase order by phone via ACH transfer, you must first have your bank account instructions established on your account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form* available at
     www.      .com or call us at 1-866-410-2006 to have one mailed to your address of record

   AUTOMATIC INVESTMENT PLAN
   You can enroll in the automatic investment plan by completing the appropriate section on the application.

   - To make changes to your automatic investment plan you may do so online at
     www.      .com. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request
     Form* available at www.      .com or call us at 1-866-410-2006 to have one
     mailed to your address of record

   * Note: A signature guarantee is required in order to add bank account instructions to your account.

   WEB SITE
   www.      .com

   REGULAR MAIL
   American Independence Funds
   PO Box 183049
   Columbus, Ohio
   43218-3049

   EXPRESS, REGISTERED, OR CERTIFIED
   American Independence Funds
   C/O BISYS
   3435 Stelzer Road
   Columbus, Ohio 43219

SHAREHOLDER INFORMATION





                                SELLING YOUR SHARES
   HOW TO SELL OR EXCHANGE SHARES
   EXCHANGING INTO ANOTHER FUND

   Be sure to obtain and read a current prospectus for the fund you are exchanging into. For additional information please contact us at 1-866-410-2006

   SELLING SHARES

   Some sell orders, including those for more than $100,000, must be placed in writing with a signature guarantee (see page XX). There is a $25 minimum on exchanges of fund shares.

   BY FAX

   Send a fax to 866-410-2006 that includes your account number, the fund and share class you are exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund you are exchanging into.

   Have the fax signed by all account owners, with the name(s) and address exactly as they are on the account.
     - Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold
     - Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account
     - Mail or fax the letter to the appropriate address
     - Fax number for Exchanging/Selling/Update to the Funds is 866-410-2006

   BY MAIL OR EXPRESS DELIVERY

     - Write a letter that includes your account number, the fund and share class you are exchanging out of, the dollar value or number of shares to be exchanged, and the name and share class of the fund you are exchanging into
     - Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account
     - Mail the letter to the appropriate address
     - Write a letter that includes your account number, the fund and share class, and the dollar value or number of shares to be sold
     - Have the letter signed by all account owners, with the name(s) and address exactly as they are on the account
     - Mail the letter to the appropriate address
     - Fax number for Exchanging/Selling/Update to the Funds is 866-410-2006

SHAREHOLDER INFORMATION



                                SELLING YOUR SHARES
                                CONTINUED

   BY PHONE, WIRE, OR ACH

     - Call 1-866-410-2006 to request an exchange
     - To use this service, call 1-866-410-2006 to verify that the service is in place, then using the voice prompts you may place your sell order
     - Prior to placing a sell order by phone via wire or ACH transfer, you must first have your bank account instructions established on your account. If you did not select this option when establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an Additional Services Request Form*
       available at www.          .com or call us at 1-866-410-2006 to have one
       mailed to your address of record
     - Telephone redemption to your address of record is available unless you declined it on your application
     - minimum sell order for wire is $1,000, for ACH transfer $100

   SYSTEMATIC WITHDRAWAL PLAN

   You can enroll in the systematic withdrawal plan by completing the appropriate section on the application. You must have a minimum balance of $1,000 to set up your systematic withdrawal plan. Withdrawals can be for as little as $100 each.
     - To make changes to your systematic withdrawal plan you may do so online
       at www.          .com. If you did not select this option when
       establishing your account, verify that your bank is a member of the Automated Clearing House system. You may then download and complete an
       Additional Services Request Form* available at www.          .com or call
       us at 1-866-410-2006 to have one mailed to your address of record

   * Note: A signature guarantee is required in order to add bank account instructions to your account.

   REGULAR MAIL:

   American Independence Funds
   PO Box 183049
   Columbus, Ohio 43218-3049

   Express, registered or certified

   American Independence Funds
   c/o BISYS
   3435 Stelzer Road
   Columbus, Ohio 43219
 40

SHAREHOLDER INFORMATION





                                SHAREHOLDER SERVICES AND POLICIES
   As an American Independence Fund's shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.
   There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

   How much of this service and policy information applies to you will depend on the type of account your American Independence Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

   If you are investing through a financial advisor, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the Funds.

   SHAREHOLDER SERVICES
   You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place call 1-866-410-2006 and one will be mailed to your address of record.

   TAX-ADVANTAGED INVESTMENT PLANS
   A full range of retirement and other tax-advantaged investment plans is available directly from American Independence Funds or from your financial advisor, including IRA, SEP, 401(k), Coverdale and pension plans. All Funds and both share classes are eligible for investment in tax-advantaged accounts.

   For information about the plans, including the features, fees, and limitations call 1-866-410-2006 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

   EXCHANGE PRIVILEGE
   As an American Independence Funds investor, you can exchange all of your shares of one American Independence Fund for the same class of shares in any other American Independence Fund.

   OUR "ONE COPY PER HOUSEHOLD" POLICY
   We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor, call 1-866-410-2005.

   AUTOMATIC INVESTMENT PLAN
   Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

SHAREHOLDER INFORMATION



                                GENERAL POLICIES ON SELLING SHARES
                                CONTINUED

   To set up your Automatic Investment Plan, download the form online or call 1-866-410-2005. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the Funds if a scheduled transfer cannot be made because of a low bank balance.

   SYSTEMATIC WITHDRAWAL PLAN
   Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your American Independence Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

   DIRECTED REINVESTMENTS
   Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

   DOLLAR COST AVERAGING
   Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

   Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS

   BUSINESS HOURS
   The Funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each American Independence Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

   If the NYSE is closed because of an emergency, the Funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the Funds are open by calling 1-866-410-2006.

   DETERMINING WHEN YOUR ORDER WILL BE PROCESSED
   You can place an order to buy or sell shares at any time. A purchase request received by American Independence Funds before the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) that has been determined to be in "good order", will be processed at that day's NAV plus any applicable sale charge or redemption fee. Because any order you place through an investment advisor has to be forwarded to American Independence Funds before it can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

   PAYING FOR SHARES YOU BUY
   Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us. Wire transaction policies

   Wire transactions are generally completed within 24 hours of when you place your order. The Funds can only send wires of $1,000 or more and may only accept wires of $1,000 or more.

   Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

   IF YOU CANNOT REACH US BY PHONE
   Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page XX.

   SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS
   Selling shares in these types of accounts often requires additional documentation. Please call 1-866-410-2006 or contact your financial advisor for more information.

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS
                                CONTINUED

   OUR CUSTOMER IDENTIFICATION PROGRAM
   To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

   For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

   Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

   ORDERS THAT REQUIRE A SIGNATURE GUARANTEE
   There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:
    - when you want to sell more than $100,000 worth of shares
    - when you want to send the proceeds to a third party
    - when the address or bank of record on the account has changed in the past 60 days

   You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS
                                CONTINUED

   A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

   TIMING OF PAYMENT FOR SHARES YOU SELL
   Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

   There are two main circumstances under which payment to you could be delayed more than seven days:
    - when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)
    - when unusual circumstances prompt the SEC to permit further delays

   If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

   HOW THE FUNDS CALCULATE SHARE PRICES
   The price at which you buy and sell shares of these Funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the Funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

   LIMITS ON EXCHANGES, PURCHASES, AND REDEMPTIONS
   Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days' notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

   At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of "market timing." We may also reject or limit purchase orders, for these or other reasons.

   The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. The Board has approved a 2.00% redemption fee on shares purchased and redeemed within a 60 day period if the advisor believes the investor is involved in market timing or other excessive, short-term trading. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS
                                CONTINUED

   RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING
   To the extent that the Funds or agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

   Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund reserves the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If the Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Fund may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. Transactions placed in violation of the Funds' excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.

   Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS
                                CONTINUED

   that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

   The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

   HOW THE FUNDS VALUE THEIR HOLDINGS
   We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

   For example, we may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market or pricing service price.

   SHARE CERTIFICATES
   We do not issue share certificates.

   THE RIGHTS WE RESERVE
   You should be aware that we may do any of the following:
    - reject your account application if you fail to give us a correct Social Security or other tax ID number
    - withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding
    - close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days' notice so you can either increase your balance or close your account
    - pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS
                                CONTINUED

   will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.
     - change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)
     - suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares
     - withdraw or suspend the offering of shares at any time
     - reject any order we believe may be fraudulent or unauthorized
     - reject or limit purchases of shares for any reason
     - reject a telephone redemption if we believe it is advisable to do so
                                SERVICE PROVIDERS
   Management and support services are provided to the Funds by several organizations.

   Investment Adviser and Administrator:

   American Independence Financial Services, LLC
   350 Fifth Avenue, 59th Floor
   New York, NY 10118

   Custodian: INTRUST Bank NA
   105 North Main Street
   Wichita, Kansas 67202

   Transfer Agent: BISYS Funds Services Ohio, Inc.
   3435 Stelzer Rd.
   Columbus, OH 43219

   Distributor: BISYS Fund Services Limited Partnership
   3435 Stelzer Rd.
   Columbus, OH 43219

SHAREHOLDER INFORMATION



                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Intermediate Term Bond Fund, the Short-Term Bond Fund and the Kansas Tax-Exempt Bond Fund are paid monthly. Dividends on the Stock Fund and the International Equity Fund are paid annually. Capital gains for all Funds are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income except that a portion might be a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long-term capital gain distribution if the Fund sells securities that it's holding for more than one year, and are the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Fund shares.

   Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

   The Kansas Tax-Exempt Bond Fund intends to distribute tax-exempt income, however, any capital gains distributed by the Fund may be taxable. The Kansas Tax-Exempt Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

AMERICAN INDEPENDENCE FUNDS

                                               AMERICAN INDEPENDENCE FUNDS
                                               NOTICE OF PRIVACY POLICY &
                                               PRACTICES

   American Independence Funds Trust recognizes and respects the privacy concerns and expectations of our customers(1).

   We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the American Independence Funds.

    COLLECTION OF CUSTOMER            We collect nonpublic personal information about our customers from the
      INFORMATION                     following sources:



                                      - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;



                                      - Account History, including information about the transactions and balances in a customer's accounts; and



                                      - Correspondence, written, telephonic or electronic between a customer and
                                        American Independence Funds or service providers to the American
                                        Independence Funds.



    DISCLOSURE OF CUSTOMER            We may disclose all of the information described above to certain third
      INFORMATION                     parties who are not affiliated with the American Independence Funds under one or more of these circumstances:



                                      - As Authorized -- if you request or authorize the disclosure of the information.



                                      - As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the American Independence
                                        Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.



                                      - Under Joint Agreements -- we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.



    SECURITY OF CUSTOMER              We require service providers to the American Independence Funds:
      INFORMATION



                                      - to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the American
                                        Independence Funds; and



                                      - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.




   We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.

   ---------------

   (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.
 50

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders, when available, contain additional information on each Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                            AMERICAN INDEPENDENCE FUNDS
                            TRUST

                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219

                            TELEPHONE: (866) 410-2006

   You can review and copy the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:
     - For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102, (for information on the operation of the Public Reference Room call the Commission at 1-202-942-8090), or by electronic request to the following e-mail address: publicinfo@sec.gov.
     - Free from the Commission's Website at www.sec.gov.

   Investment Company Act file no.  811-          .

                       AMERICAN INDEPENDENCE FUNDS TRUST
                                 IS MANAGED BY
             AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC ("AIFS")

                                   QUESTIONS?
                           Call 866-410-2006 or your
                           investment representative.

                          AMERICAN INDEPENDENCE FUNDS

                                   STOCK FUND
                           INTERNATIONAL EQUITY FUND
                              SHORT-TERM BOND FUND
                             INTERMEDIATE BOND FUND
                          KANSAS TAX-EXEMPT BOND FUND

                                   PROSPECTUS
                                            , 2006

                       [AMERICAN INDEPENDENCE FUNDS LOGO]
                           INSTITUTIONAL CLASS SHARES
                     THE SECURITIES AND EXCHANGE COMMISSION
                     HAS NOT APPROVED THE SHARES DESCRIBED
                        IN THIS PROSPECTUS OR DETERMINED
                      WHETHER THIS PROSPECTUS IS ACCURATE
                     OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

                        THE NOTICE OF PRIVACY POLICY AND
                       PRACTICES OF THE FUNDS IS INCLUDED
                        WITH THIS PROSPECTUS BUT IS NOT
                           CONSIDERED TO BE A PART OF
                                THE PROSPECTUS.

TABLE OF CONTENTS



RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------

Carefully review this important section, which summarizes each Fund's investments, risks, past performance, and fees.


   3  Stock Fund
   7  International Equity Fund
  13  Short-Term Bond Fund
  18  Intermediate Bond Fund
  23  Kansas Tax-Exempt Bond Fund




INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

Review this section for information on investment strategies and their risks.


      Stock Fund
      International Equity Fund
      Short-Term Bond Fund
      Intermediate Bond Fund
      Kansas Tax-Exempt Bond Fund




FUND MANAGEMENT
--------------------------------------------------------------------------------

Review this section for details on the people and organizations who oversee the Funds.


  29  The Investment Adviser
  29  Portfolio Managers
  30  Sub-Advisers
      The Distributor




SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.


      Pricing of Fund Shares
  31  Purchasing and Adding to Your Shares
  34  How to Sell or Exchange Your Shares
  36  Shareholder Services and Policies
      Distribution Arrangements
  44  Dividends, Distributions and Taxes
      Exchanging Your Shares
      Market Timing Policies

TICKER SYMBOL /
CUSIP NUMBERS /
FUND NUMBERS /

   AMERICAN INDEPENDENCE FUNDS TRUST STOCK FUND

    The Fund seeks to provide investors with long-term capital appreciation.

MAIN STRATEGIES

The Fund normally invests at least 80%* of its net assets, plus borrowings for investment purposes, in common and/or preferred stocks and at least 65% of its total assets in such stocks issued by U.S. companies with large market capitalizations (over $5 billion) at the time of purchase. The Fund's sub-adviser uses a value oriented approach to selecting stocks by identifying stocks that it considers undervalued (i.e. priced less than its real worth). The Fund's sub-adviser also considers the company's soundness and earnings prospects. If the Fund's sub- adviser determines a company may no longer benefit from the current market and economic environment and shows declining fundamentals, it will eliminate the Fund's holding of the company's stock. The Fund may also invest in securities that are convertible into common stock and preferred stock.

* The Fund will provide notice to shareholders at least 60 days prior to any change to this policy.

MAIN RISKS

The value of the Fund's investments, and the value of your investments in the Fund, will fluctuate with market conditions. You may lose money on your investment in the Fund, or the Fund could underperform other investments. Other principal risks include:

STOCK MARKET RISK

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK

Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

RISK/RETURN SUMMARY




The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing in the bar chart how the Fund has performed from year to year and by comparing in the table the Fund's performance over time to that of the Standard & Poor's 500(R) Composite Stock Index ("S&P 500(R)"), a widely recognized, unmanaged index of common stocks. The Fund has been in
existence since January 21, 1997, but until January   , 2006, the Fund was
organized as the Stock Fund of the American Independence Funds Trust. Prior to December 1999, the Fund was managed by another sub-adviser. Both the bar chart and the table assume reinvestment of dividends and distributions and reflect voluntary and contractual fee reductions. Without such fee reductions, the Fund's performance would have been lower.
The returns for Institutional Class, Class A and Class C will differ because of differences in the expenses of each class. The Institutional Class Shares were previously known as Service Class Shares. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              STOCK FUND
              PERFORMANCE BAR CHART AND TABLE
              YEAR-BY-YEAR TOTAL RETURNS -- SERVICE SHARES(1)

[BAR GRAPH IN %]

1998                                                                              9.85
1999                                                                             -4.15
2000                                                                             23.99
2001                                                                             -1.19
2002                                                                            -17.57
2003                                                                             31.49
2004                                                                             18.31

 Best quarter:           20.41%    Q2   '03
 Worst quarter:         -17.89%    Q3   '02
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if sales charges were included.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                 ONE YEAR ENDED   FIVE YEARS ENDED
                                                                  DECEMBER 31,      DECEMBER 31,       SINCE
                                                 INCEPTION            2004              2004         INCEPTION
                                              ----------------------------------------------------------------
 SERVICE -- RETURN BEFORE TAXES ON
 DISTRIBUTION(1)                              January 21, 1997       12.43%             8.34%          8.10%
                                              ----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTION(1)                               11.95%             7.72%          6.43%
                                              ----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTION (1) AND
 SALE OF SHARES                                                       8.08%             6.82%          5.94%
                                              ----------------------------------------------------------------
 S&P 500(R) INDEX (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                     January 31, 1997       10.87%            -2.30%          7.24%
--------------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEES AND EXPENSES




These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY                         INSTITUTIONAL
 FROM YOUR INVESTMENT)                       CLASS SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering price)             None

 Maximum Deferred Sales Charge (as a
 percentage of the Net Asset Value at
 purchase)                                    None(1)

 Redemption Fee                                  2.00%
 ANNUAL FUND
 OPERATING EXPENSES

 Management fee                                  1.00%
 Distribution (12b-1) and service fees           None
 Other expenses(2)                               0.35%
 Total Fund operating expenses before
 reductions                                      1.35%
 Expense reductions(3)                          -0.46%
 Total Annual Fund operating expenses after
 reductions                                      0.89%

   ---------------

   (1) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

   (2) Other Expenses are based on estimated amounts for the current fiscal year.

   (3) AIFS has contractually agreed to reduce the management fee and reimburse
       expenses until          in order to keep the Total Annual Fund Operating
       Expenses at 0.89%. This reduction lowers the expense ratio and increases overall returns to investors.

RISK/RETURN SUMMARY AND FUND EXPENSES





                                               STOCK FUND
                                               EXPENSE EXAMPLE

BASED ON THE COSTS ABOVE, THIS EXAMPLE HELPS YOU COMPARE THE EXPENSES OF EACH SHARE CLASS WITH THOSE OF OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THE EXPENSES ABOVE REMAIN THE SAME. IT ALSO ASSUMES THAT YOU INVESTED $10,000, EARNED 5% ANNUAL RETURNS AND REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS IS ONLY AN EXAMPLE; ACTUAL EXPENSES MAY BE DIFFERENT.


                                       1        3        5       10
 STOCK FUND                         YEAR    YEARS    YEARS    YEARS
 ------------------------------------------------------------------
 INSTITUTIONAL CLASS
 ------------------------------------------------------------------

TICKER SYMBOL /
CUSIP NUMBERS /
FUND NUMBERS /

   AMERICAN INDEPENDENCE FUNDS INTERNATIONAL EQUITY FUND

  The Fund seeks to provide investors with long-term capital appreciation. The Fund seeks its objective by investing in equity securities of issuers based outside of the United States.

MAIN STRATEGIES

Under normal market conditions, the Fund invests primarily in the equity securities of companies located outside the U.S. The Fund will invest, under normal circumstances, at least 80% of its net assets in "foreign securities" as defined below, which may include emerging markets on an opportunistic basis. Under normal circumstances, the Fund will not exceed 20% of net assets in developing countries or emerging markets securities.

For the purpose of the fund's investments, "foreign securities" means those securities issued by companies:

  - whose principal securities trading markets are outside the U.S.; or

  - that derive a significant share of their total revenue from either goods or services produced or sales made in markets outside the U.S.; or

  - that have significant portion of their assets outside the U.S.; or

  - that are linked to non-U.S. dollar currencies; or

  - that are organized under the laws of, or with principal office in, a country other than the U.S.

The Fund intends to invest in securities denominated in the currencies of a variety of countries. The fund may also invest in currencies of a variety of countries. The Fund may also invest in securities denominated in multinational currencies such as the Euro. In an effort to protect the Fund against a decline in the value of portfolio securities, in U.S. dollar terms, due to fluctuations in currency exchange rates, the Fund may enter into currency hedges that may decrease or offset any losses from such fluctuations.

The Fund may invest in American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) issued by sponsored or unsponsored facilities. ADRs are usually issued by a U.S. bank trust company and traded on a U.S. exchange. GDRs may be issued by institutions located anywhere in the world and traded in any securities market. EDRs are issued in Europe and used in bearer form in European markets.

DEPOSITORY RECEIPTS

Receipts, typically issued by a bank or trust company, representing the ownership of underlying securities that are issued by a foreign company and held by a bank or trust company.

Most of the purchases and sales made by the fund will be made in the primary trading market for the particular security. The primary market is usually in the country in which the issuer has its main office. The Fund generally follows a multi-capitalization approach focusing on mid to large-capitalization companies, but the Fund may also invest in smaller, emerging growth companies. In addition, the Fund may invest in securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the counter.

The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Government, such as Treasury bills, notes and bonds, are supported by its full faith and credit. Obligations issued by federal agencies and government-sponsored entities are not backed by the full faith and credit of the U.S. Treasury and may be supported only by the credit of the instrumentality or the right of the issuer to borrow from the U.S. Treasury.

The Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions. During these times, a Fund may not achieve its investment goal. The Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, which may involve higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

MAIN RISKS

The value of the Fund's investments, and the value of your investments in the Fund will fluctuate with market conditions. You may lose money on your investment in the Fund, or the Fund could underperform other investments. Other principal risks include:

STOCK MARKET RISK

A Fund that invests in common stocks is subject to the risk that stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for small and mid-sized companies, or companies in developing industries, which tend to be more vulnerable to adverse developments.

INCOME RISK

A Fund that invests in debt securities is subject to the risk that falling interest rates will cause a Fund's income to decline. Income risk is generally higher for short-term bonds.

FOREIGN INVESTMENT RISK

A Fund that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets. The willingness and ability of sovereign issuers to pay principal and interest on government securities depends on various economic factors, including the issuers' balance of payments, overall debit level, and cash flow from tax or other revenues.

DEVELOPING COUNTRY RISK

Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

POLITICAL RISK

Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, a Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under Communist systems that took control of private industry. This could occur again in this region or others in which a Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

RISK/RETURN SUMMARY


The bar chart and table listed below show how the International Equity Fund has performed from year to year. This performance includes the performance of the Portfolio in which the Fund invested 100% of its investable assets in the American Beacon International Equity Fund--Institutional Class (the "Predecessor"). The Fund has been in existence since November 1, 1995 but until January , 2006, the Fund was organized as the International Multi-Manager Stock Fund of the American Independence Funds Trust. The performance shown in the bar chart and table represents: the actual performance of the Fund from January 20, 1997 (its inception) through December 31, 2004; the actual performance of the Portfolio from November 1, 1995 (its inception) through January 19, 1997. This performance would have been significantly lower, taking into account the current fees of the Fund, because the Portfolio's performance reflects no fees at the feeder level and the Predecessor had lower fees.

The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The table below it compares the Fund's performance over time to that of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index, a widely recognized, unmanaged representative of the aggregate performance of international stock markets.

Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions, which, if otherwise, would cause performance to be lower. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              INTERNATIONAL EQUITY FUND
              PERFORMANCE BAR CHART AND TABLE


     YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1,2)
[BAR CHART IN %]

1995                                                                             17.83
1996                                                                              20.1
1997                                                                              8.82
1998                                                                             11.29
1999                                                                             26.45
2000                                                                             -4.29
2001                                                                            -15.78
2002                                                                            -13.95
2003                                                                             41.22
2004                                                                             23.28



 Best quarter:           21.56%  Q2   '03
 Worst quarter:         -22.23%  Q3   '02
 ---------------------------------------------

       -------------------

       (1) These figures reflect year-by-year total returns for the Fund, the Portfolio and the Predecessor and are as of December 31 of each year. They do not reflect sales charges and would be lower, if sales charges were included.

       (2) The performance of the Portfolio was calculated by adjusting the performance of the Initial Feeder Fund to exclude fees and expenses paid at the level of the Initial Feeder Fund.



       The returns for Institutional Class, Class A and Class C will differ because of differences in expenses of each class. Institutional Class Shares were previously known as Service Class Shares. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

       The Fund's after-tax returns shown below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR ENDED      FIVE YEARS ENDED     TEN YEARS ENDED
                                             DECEMBER 31, 2004    DECEMBER 31, 2004   DECEMBER 31, 2004
                                            -----------------------------------------------------------
 SERVICE CLASS(1) BEFORE TAXES                     17.14%                2.79%              9.53%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS               16.40%                1.77%              8.70%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS AND
 SALE OF SHARES                                    11.14%                1.83%              8.01%
                                            -----------------------------------------------------------
 MSCI EAFE INDEX (REFLECTS NO DEDUCTION
 FOR FEES, EXPENSES OR TAXES)                      20.70%               -0.80%              5.94%
-------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges.

FEES AND EXPENSES





                                               INTERNATIONAL EQUITY FUND
                                               FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
 (PAID DIRECTLY FROM                         INSTITUTIONAL
 YOUR INVESTMENT)                            CLASS SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering price)             None

 Maximum Deferred Sales Charge
 (as a percentage of the Net Asset Value at
 purchase)                                    None(1)

 Redemption Fee                                  2.00%

 ANNUAL FUND
 OPERATING EXPENSES

 Management fee                                  0.81%
 Distribution (12b-1) and Service Fees           None
 Other expenses(2)                               0.55%
 Total Annual Fund operating expenses
 before reduction                                1.36%
 Expense Reductions(3)                          -0.37%
 Total Annual Fund operating expenses after
 reduction                                       0.99%

   ---------------
   (1 )If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

   (2) Other Expenses are based on estimated amounts for the current fiscal year.

   (3) AIFS has contractually agreed to reduce the management fee and reimburse
       expenses until          in order to keep the Total Annual Fund Operating
       Expenses at 0.99%. This reduction lowers the expense ratio and increases overall returns to investors.

RISK/RETURN SUMMARY AND FUND EXPENSES





                                               INTERNATIONAL EQUITY FUND
                                               EXPENSE EXAMPLE

BASED ON THE COSTS ABOVE, THIS EXAMPLE HELPS YOU COMPARE THE EXPENSES OF EACH SHARE CLASS WITH THOSE OF OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THE EXPENSES ABOVE REMAIN THE SAME. IT ALSO ASSUMES THAT YOU INVESTED $10,000, EARNED 5% ANNUAL RETURNS AND REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS IS ONLY AN EXAMPLE; ACTUAL EXPENSES MAY BE DIFFERENT.


                                   1        3         5       10
 INTERNATIONAL STOCK FUND         YEAR   YEARS    YEARS    YEARS
 INSTITUTIONAL SHARES
 ---------------------------------------------------------------

TICKER SYMBOL /
CUSIP NUMBERS /
FUND NUMBERS /

   AMERICAN INDEPENDENCE FUNDS SHORT-TERM BOND FUND

   The Fund seeks to provide investors with as high a level of current income as is consistent with liquidity and safety of principal. The Fund seeks its objective by investing primarily in investment-grade bonds with maturities of 1-3 years.

MAIN STRATEGIES

The Fund's overall investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. The strategies employ a top-down, macroeconomic approach to determine the portfolios positioning on the yield curve, duration, maturity, and sector allocation. The fund then initiates a process of security analysis based on several factors including but not limited to economic trends, inflation, and fiscal policy.

The Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in bonds such as U.S. Government Securities, Corporate Debt Securities, and Fixed Rate Mortgage-Backed Securities.

The Bonds' maturities (i.e. the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer, or, in the case of asset-backed securities, the average life of such principal payments) will range from short-term (including overnight) to 5 years. Although the value of the Fund's Shares will fluctuate, the Fund's adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar-weighted average duration to 2 years or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Under normal market conditions, the Fund's dollar-weighted average maturity is expected to be between 1 and 3 years. At least 65% of the Fund's total assets will be invested in Bonds that are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by a nationally recognized statistical rating organization, such as Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") or Fitch Investors Services, Inc. ("Fitch"), or which are unrated and determined by the Fund's investment adviser to be of comparable quality.

The Bonds in which the fund will primarily invest include:

  - U.S. TREASURY OBLIGATIONS

  - U.S. GOVERNMENT AGENCY SECURITIES

  - CORPORATE DEBT SECURITIES

  - MORTGAGE-BACKED SECURITIES

MAIN RISKS



INTEREST RATE RISK

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

PREPAYMENT RISK

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund's bond allocation.

CREDIT RISK

The fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

RISK/RETURN SUMMARY





The bar chart listed below shows how the Short-Term Bond Fund has performed from year to year. The table below it compares the Fund's performance over time to those of the Lehman Brothers 1-3 Year Government Bond Index and the Lehman Short 9-12 Month Treasury Index, each a widely recognized, unmanaged index generally representative of short-term government securities. The table also compares the Fund's performance to that of the Lipper Short Investment Grade Universe Average to show how the Fund's performance compares with the returns of an index of funds with investment objectives similar to the Fund's. This table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The Fund has been in existence since January 21, 1997, but until January , 2006, the Fund was organized as the UltraShort Bond Fund of the American Independence Funds Trust. Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions. Without such fee reduction, the Fund's performance would have been lower.

The returns for Institutional Class, Class A and Class C will differ because of differences in expenses of each class. The Institutional Class Shares of the predecessor were previously known as Service Class Shares. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              SHORT-TERM BOND FUND
              PERFORMANCE BAR CHART AND TABLE

     YEAR-BY-YEAR TOTAL RETURNS -- SERVICE CLASS SHARES(1)
[BAR CHART IN %]

1998                                                                             6.63
1999                                                                             2.28
2000                                                                             8.33
2001                                                                             6.73
2002                                                                             3.65
2003                                                                             1.87
2004                                                                             1.22



 Best quarter:            3.21%  Q3   '01
 Worst quarter:          -0.51%  Q2   '04
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2004              2004         INCEPTION
                                              -----------------------------------------------------------------

 SERVICE CLASS(1,2)                            January 21, 1997       -2.62%             3.54%          4.09%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                               -3.28%             2.06%          2.34%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTION AND SALE
 OF SHARES                                                            -1.69%             2.11%          2.39%
                                              -----------------------------------------------------------------
 LEHMAN BROTHERS 1-3 YEAR GOVERNMENT BOND
 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                            January 31, 1997        1.07%             5.11%          5.26%
                                              -----------------------------------------------------------------
 LIPPER SHORT INVESTMENT GRADE UNIVERSE
 AVERAGE (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                            January 31, 1997        1.35%             4.57%          4.78%
                                              -----------------------------------------------------------------
 LEHMAN SHORT 9-12 MONTH TREASURY INDEX        January 31, 1997        0.93%             3.70%          4.36%
---------------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) For current performance information, including the Fund's 30-day yield, call 1-866-410-2006.

FEES AND EXPENSES





                                               SHORT-TERM BOND FUND
                                               FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY                      INSTITUTIONAL
 FROM YOUR INVESTMENT)                    CLASS SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage
 of offering price)                           None
 Maximum Deferred Sales Charge
 (as a percentage of the Net Asset Value
 at purchase)                                 None(1)
 Redemption Fee                               2.00%

 ANNUAL FUND
 OPERATING EXPENSES

 Management fee                               0.40%
 Distribution (12b-1) and Service Fees        None
 Other Expenses(2)                            0.44%
 Total Annual Fund operating expenses
 before reductions                            0.84%
 Expense Reductions(3)                       -0.39%
 Total Annual Fund operating expenses
 after reductions                             0.45%

   ---------------

   (1) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

   (2) Other Expenses are based on estimated amounts for the current fiscal year.

   (3) AIFS has contractually agreed to reduce the management fee and reimburse
       expenses until       in order to keep the Total Annual Fund Operating
       Expenses at 0.45%. This reduction lowers the expense ratio and increases overall returns to investors.
 16

RISK/RETURN SUMMARY AND FUND EXPENSES





                                               SHORT-TERM BOND FUND
                                               EXPENSE EXAMPLE

BASED ON THE COSTS ABOVE, THIS EXAMPLE HELPS YOU COMPARE THE EXPENSES OF EACH SHARE CLASS WITH THOSE OF OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THE EXPENSES ABOVE REMAIN THE SAME. IT ALSO ASSUMES THAT YOU INVESTED $10,000, EARNED 5% ANNUAL RETURNS AND REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS IS ONLY AN EXAMPLE; ACTUAL EXPENSES MAY BE DIFFERENT.


                                     1      3        5       10
 SHORT-TERM BOND FUND             YEAR   YEARS   YEARS    YEARS
 --------------------------------------------------------------
 INSTITUTIONAL CLASS
 --------------------------------------------------------------

TICKER SYMBOL /
CUSIP NUMBERS /
FUND NUMBERS /

   AMERICAN INDEPENDENCE FUNDS INTERMEDIATE BOND FUND

The Fund seeks is to provide investors with a competitive total return. The fund primarily invests in intermediate term investment-grade bonds. A high level of current income is an important consideration in achieving the Fund's overall goal.

MAIN STRATEGIES

The Fund's overall investment philosophy emphasizes a fundamental approach to managing fixed income assets with a goal of delivering consistent investment returns. The strategies employ a top-down, macroeconomic approach to determine the portfolios positioning on the yield curve, duration, maturity, and sector allocation. The fund then initiates a process of security analysis based on several factors including but not limited to economic trends, inflation, and fiscal policy. The strategy seeks to outperform the Lehman U.S. Aggregate fixed income index.

MAIN TYPES OF SECURITIES THE FUND MAY HOLD

  - Under normal market conditions, the fund's dollar-weighted average maturity is expected to be between 3 and 10 years. A Bond's maturity is the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer.

  - U.S. Treasury Obligations

  - U.S. Government Agency Securities

  - Corporate Debt Securities

  - Mortgage-backed Securities

MAJOR POLICIES/LIMITS

  - Under normal market conditions, the fund's average maturity is expected to be between 3 and 10 years. A Bond's maturity is the date when a bond issuer agrees to return the bond's principal, or face value, to the bond's buyer.

  - Although the value of the Fund's shares will fluctuate, the adviser will seek to manage the magnitude of fluctuation by limiting the Fund's average duration to 5 years or less. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

  - Under normal market conditions, at least 65% of the Fund's total assets will be invested in Bonds are rated, at the time of purchase, within the three highest long-term or two highest short-term rating categories assigned by a nationally recognized statistical rating organization, such as Moody's Investor Services Inc ("Moody's"), Standard & Poor's Corporation ("S&P"), or Fitch Investor Services Inc ("Fitch"), or which are unrated and determined by the Fund's adviser to be of comparable quality.

RISK/RETURN SUMMARY


MAIN RISK



INTEREST RATE RISK

When interest rates rise, market prices of bonds generally fall, which could hurt the total return of the fund's bond allocation. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities, mortgage securities, and the securities of issuers in the financial services sector can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

PREPAYMENT RISK

Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. This risk could affect the total return of the fund's bond allocation.

CREDIT RISK

The fund's bond allocation could perform poorly if the credit quality of its bonds declines, or if a bond goes into default. Hard economic times, corporate malfeasance, and incorrect assessment of risks are among the types of factors that could cause a decline in credit quality.

RISK/RETURN SUMMARY AND FUND EXPENSES




The bar chart on this page shows how the Intermediate Bond Fund has performed from year to year. The table below it compares the Fund's performance over time to that of the Lehman Brothers Intermediate Government/Credit Bond Index, a widely recognized, unmanaged index generally representative of intermediate government and corporate bonds. The table also compares the Fund's performance to that of the Lipper Intermediate Investment Grade Universe Average to show how the Fund's performance compares with the returns of an index of funds with investment objectives similar to the Fund's. This table gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions. Without such fee reductions, the Fund's performance would have been lower. The Fund has been in existence since January 21, 1997,
but until January   , 2006, the Fund was organized as the Intermediate Bond Fund of the American Independence Funds Trust.

The returns for Institutional Class, Class A and Class C Shares will differ because of differences in the expenses of each class. Institutional Class Shares were previously known as Service Class Shares. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


              INTERMEDIATE BOND FUND
              PERFORMANCE BAR CHART AND TABLE
              YEAR-BY-YEAR TOTAL RETURN -- SERVICE CLASS SHARES(1)

[BAR GRAPH IN %]

1998                                                                              7.36
1999                                                                             -0.34
2000                                                                              9.66
2001                                                                              7.92
2002                                                                             10.25
2003                                                                              3.77
2004                                                                              2.78

 Best quarter:           4.59%    Q3   '02
 Worst quarter:         -2.44%    Q2   '04
 ---------------------------------------------

       -------------------
       (1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if they did.



       The Fund's after-tax returns shown below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                  ONE YEAR ENDED   FIVE YEARS ENDED
                                                                   DECEMBER 31,      DECEMBER 31,       SINCE
                                                  INCEPTION            2004              2004         INCEPTION
                                              -----------------------------------------------------------------
 SERVICE CLASS(1,2)                            January 21, 1997       -1.05%             6.02%          5.63%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)                               -2.39%             3.99%          3.48%
                                              -----------------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTION AND SALE
 OF SHARES                                                            -0.60%             3.91%          3.47%
                                              -----------------------------------------------------------------
 LEHMAN INTERMEDIATE GOVERNMENT/CREDIT BOND
 INDEX (REFLECTS NO DEDUCTION FOR FEES,
 EXPENSES OR TAXES)                            January 31, 1997        3.04%             7.21%          6.59%
                                              -----------------------------------------------------------------
 LIPPER INTERMEDIATE INVESTMENT GRADE
 UNIVERSE AVERAGE (REFLECTS NO DEDUCTION FOR
 FEES, EXPENSES OR TAXES)                      January 31, 1997        3.87%             6.86%          6.14%
---------------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) For current performance information, including the Fund's 30-day yield, call 1-866-410-2005.

FEES AND EXPENSES



                                               INTERMEDIATE BOND FUND
                                               FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fun. These tables do not reflect charges that may be imposed in connection with an account through which you hold fund shares. A broker dealer or financial institution maintaining an account through which you hold fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY                      INSTITUTIONAL
 BY YOU)                                  CLASS SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering price)          None

 Maximum Deferred Charge
 (as a percentage of the Net Asset Value
 at purchase)                              None(1)

 Redemption Fee                               2.00%

 ANNUAL FUND
 OPERATING EXPENSES

 Management fee                               0.40%
 Distribution (12b-1) and service fees        None
 Other expenses(2)                            0.44%
 Total Annual Fund operating expenses
 before reductions                            0.84%
 Expense Reductions(3)                       -0.28%
 Total Annual Fund operating expenses
 after reductions                             0.56%

   ---------------
   (1) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

   (2) Other Expenses are based on estimated amounts for the current fiscal year.

   (3) AIFS has contractually agreed to reduce the management fee and reimburse
       expenses until          in order to keep the Total Annual Fund Operating
       Expenses at 0.56%. This reduction lowers the expense ratio and increases overall returns to investors.

RISK/RETURN SUMMARY AND FUND EXPENSES





                                               INTERMEDIATE BOND FUND
                                               EXPENSE EXAMPLE

BASED ON THE COSTS ABOVE, THIS EXAMPLE HELPS YOU COMPARE THE EXPENSES OF EACH SHARE CLASS WITH THOSE OF OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THE EXPENSES ABOVE REMAIN THE SAME. IT ALSO ASSUMES THAT YOU INVESTED $10,000, EARNED 5% ANNUAL RETURNS AND REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS IS ONLY AN EXAMPLE; ACTUAL EXPENSES MAY BE DIFFERENT.


                                     1      3        5       10
 INTERMEDIATE BOND FUND           YEAR   YEARS   YEARS    YEARS
 INSTITUTIONAL CLASS SHARES
 --------------------------------------------------------------

TICKER SYMBOL /
CUSIP NUMBERS /
FUND NUMBERS /

   AMERICAN INDEPENDENCE FUNDS KANSAS TAX-EXEMPT BOND FUND

   The Fund seeks to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes.

MAIN STRATEGIES

The Fund invests primarily in municipal bonds with maturities ranging from 1 to 20 years. It is the intent of the Adviser to maintain a dollar weighted average portfolio maturity between 7 and 12 years. Under normal conditions, the Fund will invest, as a fundamental investment policy, at least 80% of its net assets, plus borrowings for investment purposes, in municipal bonds which produce interest that is exempt from federal income tax and, in the opinion of bond counsel of the issuer of Kansas obligations, is exempt from Kansas state income taxes. Under normal conditions, the Fund will invest at least 80% of its net assets in securities the income from which is not subject to the alternative minimum tax. The Fund will not purchase securities which are rated, at the time of purchase, below "Baa" by Moody's Investor Services, Inc. or below "BBB" by Standard & Poors Corporation. The Fund is managed to provide an attractive yield from municipal bonds that have strong credit qualities. Municipalities with these strong credit qualities are more likely to offer a reliable stream of payments. The Fund's adviser may sell a security if its fundamental qualities deteriorate or to take advantage of more attractive yield opportunities.

   MAIN RISKS

STATE SPECIFIC RISK


State specific risk is the chance that the Fund, because it invests primarily in securities issued by Kansas and its municipalities, is more vulnerable to unfavorable developments in Kansas than funds that invest in municipal bonds of many different states.

STOCK MARKET RISK

Stock prices change daily, and may rise or fall in response to business, political, or economic news. Declines in the market may occur rapidly or slowly, and may be short- or long-lived. The fund's share price changes with the value of the fund's securities, and when you sell shares they may be worth more or less than what you paid for them.

STYLE RISK

Growth stocks and value stocks tend to perform differently in different markets. Because the fund invests in both types of stocks, its performance may lag whichever category performs best during a given period.

MID- AND SMALL-CAP RISK

Because midsized and small companies tend to have limited business lines, financial resources, and competitive advantages compared to larger companies, their stock prices tend to fluctuate more than those of larger companies, and may move in a different direction than the broader market. Shares of small companies in particular may be thinly traded, making them potentially less easy to buy or sell at a desired time or price. Rising interest rates and changes in key personnel may hurt small businesses more than large ones.

DERIVATIVES RISK

Derivatives, including futures and options, could produce losses that are substantially greater than the amount invested. Derivatives could also add to the fund's expenses or eliminate some opportunities for gains. With some derivatives, there is also a risk that the fund could lose money if the counterparty to the derivative fails to honor its contractual obligation.

RISK/RETURN SUMMARY AND FUND EXPENSES



KANSAS TAX-EXEMPT BOND FUND

The bar chart and table on this page show how the Kansas Tax-Exempt Bond Fund and its predecessor have performed and how its performance has varied from year to year. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing in the table how the Fund's average annual returns compare with the returns of the Lehman Brothers 7-Year General Obligation Index and Municipal Index, each a widely recognized, unmanaged index generally representative of intermediate- and short-term municipal bonds. The Fund has been in existence
since December 10, 1990, but until January   , 2006, the Fund was organized as
the Kansas Tax-Exempt Bond Fund of the American Independence Funds Trust. From inception to May 17, 1997 the Fund was organized as the Kansas Tax Exempt Income Portfolio of the SEI Tax Exempt Trust. Prior to November 2000, the Fund was managed directly by INTRUST Bank. Both the bar chart and the table assume reinvestment of dividends and distributions and reflect contractual and voluntary fee reductions, without such fee reductions performance would be lower.

Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


            PERFORMANCE BAR CHART AND TABLE
            YEAR-BY-YEAR TOTAL RETURNS -- INSTITUTIONAL CLASS SHARES(1,2)

[BAR GRAPH IN %]

1995                                                                              12.4
1996                                                                              3.95
1997                                                                               7.6
1998                                                                              5.63
1999                                                                             -2.73
2000                                                                              10.1
2001                                                                              4.39
2002                                                                              8.03
2003                                                                              4.03
2004                                                                              2.65

 Best quarter:            4.88%    Q1   '95
 Worst quarter:          -2.29%    Q2   '99
 ---------------------------------------------

------------
(1) These figures are as of December 31 of each year. They do not reflect sales charges and would be lower if sales charges were included.

(2) The Institutional Class had been previously designated as Service Class and subject to a front-end sales charge prior to 2/28/02.

                                                           AVERAGE ANNUAL TOTAL RETURNS
                                              ONE YEAR ENDED      FIVE YEARS ENDED     TEN YEARS ENDED
                                             DECEMBER 31, 2004    DECEMBER 31, 2004   DECEMBER 31, 2004
                                            -----------------------------------------------------------
 SERVICE CLASS(2,3,4,5)                           -1.81%               4.36%               4.44%
                                            -----------------------------------------------------------
 INSTITUTIONAL CLASS(2,4)                          2.65%               5.80%               5.55%
                                            -----------------------------------------------------------
 RETURN AFTER TAXES ON DISTRIBUTIONS(2)           -2.39%               3.99%               3.48%
                                            -----------------------------------------------------------
 SERVICE CLASS(2,3,4,5) -- RETURN AFTER
 TAXES ON DISTRIBUTION                            -1.81%               4.36%               4.42%
                                            -----------------------------------------------------------
 INSTITUTIONAL CLASS(1,2,3) -- RETURN
 AFTER TAXES ON DISTRIBUTION AND SALE OF
 SHARES                                            3.09%               5.60%               5.45%
                                            -----------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR
 GENERAL OBLIGATION INDEX                          3.51%               6.60%               6.55%
                                            -----------------------------------------------------------
 LEHMAN BROTHERS 7-YEAR MUNICIPAL INDEX            3.15%               6.61%               6.48%
-------------------------------------------------------------------------------------------------------

(1) These figures reflect deduction of sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(2) For current performance information, including the Fund's 30-day yield, call 1-866-410-2006

(3) Returns represent Institutional Class performance for periods prior to 8/6/02 and include effect of contractual .75% 12b-1 fee.

FEES AND EXPENSES





                                               KANSAS TAX-EXEMPT BOND FUND
                                               FEES AND EXPENSES

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in the Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker dealer or financial institution maintaining an account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.


 SHAREHOLDER FEES
 (FEES PAID DIRECTLY                      INSTITUTIONAL
 FROM YOUR INVESTMENT)                    CLASS SHARES

 Maximum Sales Charge (Load)
 Imposed on Purchases
 (as a percentage of offering price)          None

 Maximum Deferred Sales Charge
 (Load) Imposed on Purchases
 (as a percentage of offering price)       None(1)

 Redemption Fee                               2.00%



 ANNUAL FUND
 OPERATING EXPENSES

 Management fee                               0.30%
 Distribution (12b-1) and service fees        None
 Other expenses(2)                            0.36%
 Total Annual Fund operating expenses
 before reductions                            0.66%
 Expense Reductions(3)                       -0.26%
 Total Annual Fund operating expenses
 after reductions                             0.40%

   ---------------
   (1) If you purchase shares and then redeem those shares within 60 days, you will pay a redemption fee of 2.00% of the amount redeemed.

   (2) Other Expenses are based on estimated amounts for the current fiscal year.

   (3) AIFS has contractually agreed to reduce the management fee and reimburse
       expenses until       in order to keep the Total Annual Fund Operating
       Expenses at 0.40%. This reduction lowers the expense ratio and increases overall returns to investors.
 26

RISK/RETURN SUMMARY AND FUND EXPENSES





                                               KANSAS TAX-EXEMPT BOND FUND
                                               EXPENSE EXAMPLE

BASED ON THE COSTS ABOVE, THIS EXAMPLE HELPS YOU COMPARE THE EXPENSES OF EACH SHARE CLASS WITH THOSE OF OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THE EXPENSES ABOVE REMAIN THE SAME. IT ALSO ASSUMES THAT YOU INVESTED $10,000, EARNED 5% ANNUAL RETURNS AND REINVESTED ALL DIVIDENDS AND DISTRIBUTIONS. THIS IS ONLY AN EXAMPLE; ACTUAL EXPENSES MAY BE DIFFERENT.


                                           1      3        5       10
 KANSAS TAX-EXEMPT BOND FUND            YEAR   YEARS   YEARS    YEARS
 --------------------------------------------------------------------
 INSTITUTIONAL CLASS
 --------------------------------------------------------------------

ADDITIONAL RISKS OF THE AMERICAN INDEPENDENT FUNDS

MANAGEMENT RISK

The funds' performance could be hurt if the funds' management improperly executes the funds' strategies.

REPURCHASE AGREEMENT RISK

Repurchase agreements carry the risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment in a fund to decline.

SECURITIES LENDING RISK

To earn additional income, the fund may lend their securities to qualified financial institutions. Although these loans are fully collateralized, the fund's performance could be hurt if a borrower defaults or becomes insolvent, or if the fund wishes to sell a security before its return can be arranged.

FUND MANAGEMENT



                            THE INVESTMENT ADVISER



   The investment adviser for these Funds is American Independence Financial Services, LLC ("AIFS" or the "Advisor"). The Advisor is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. AIFS is based at 350 Fifth Avenue, New York, NY 10118.
   Under the supervision of the Board of Trustees, the Advisor is responsible for managing each fund's portfolio in accordance with each fund's goal and policies. In exchange for providing these services, the Advisor receives a management fee from each fund. The management fee for each Fund will be as follows:

                                           ------------------------------
     Stock Fund                                        1.00%
                                          ------------------------------
     International Equity Fund                         0.81%
                                          ------------------------------
     Short-Term Bond Fund                              0.40%
                                          ------------------------------
     Intermediate Bond Fund                            0.40%
                                          ------------------------------
     Kansas Tax-Exempt Bond Fund                       0.30%
    ---------------------------------------------------------------------

   AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Fund's total operating expenses at not more than the following percentages of average annual net assets of the share classes for a period of three years (five years for the Kansas Tax-Exempt Bond Fund): Stock Fund 0.89%, International Equity Fund 0.99%, Short-Term Bond Fund, 0.45%, Intermediate Bond Fund 0.56% and Kansas Tax-Exempt Bond Fund, 0.40%.
   Prior to December 31, 2005, the Adviser for the Funds was INTRUST Financial Services, which is a wholly owned subsidiary of INTRUST Bank, N.A.

                            PORTFOLIO MANAGERS



   Under the investment advisory agreement, AIFS is responsible for the investment management oversight in its role as adviser to all of the Funds. The fund's portfolio manager is responsible for the day-to-day management of the fund.
   Jared Goldstrom joined American Independence Financial Services in May, 2005. He will be responsible for the day to day oversight of the sub-advisory relationships pertaining to the Stock Fund and the International Equity Fund. Prior to joining AIFS, Mr. Goldstrom was Head Trader of a private investment fund based out of New York. Prior to that, he was Head Managing Trader at E*Trade Professional, the trading division of E*Trade Securities. Mr. Goldstrom is also Portfolio Manager of the AIFS NestEgg Dow Jones U.S. Target Date Funds.
   Robert A. Campbell, [title] joined American Independence Financial Services
   in       , 2005. He will be responsible for the day to day operations of the
   Kansas Tax-Exempt Bond Fund and day-to-day oversight of the Short-Term Bond Fund and Intermediate Bond Fund. Prior to joining AIFS, Mr. Campbell was a senior portfolio manager with Galliard Capital Management, Inc. (the previous sub-adviser to the Kansas Tax-Exempt Bond Fund) since August, 2000 where he was the portfolio manager of the Kansas Tax-Exempt Bond Fund. Prior to his employment with Galliard, Mr. Campbell served as a municipal/fixed income portfolio manager with First Commerce Investors (1997-2000), U.S. Bank/First Bank (1996-1997) and Firstier Bank (1995-1996).
   For additional information about the portfolio managers' compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities of the Funds he manages, please consult the SAI.

FUND MANAGEMENT



                            SUB-ADVISERS

   STOCK FUND AND INTERNATIONAL EQUITY FUND

   Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") will provide portfolio investment management services for the Stock Fund and the Internaional Equity Fund. Barrow Hanley, 3232 McKinney Avenue, 15th Floor, Dallas, TX 75204 is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. Barrow Hanley is engaged in the business of providing investment advice to institutional and individual client accounts and had assets of approximately $42 billion as of December 31, 2004. Barrow Hanley has managed the Stock Fund since December 1999. Barrow Hanley manages client assets on a team basis for the large cap value equity strategy. Equity portfolio managers and analysts operate as a team for the purposes of generating and researching investment ideas within the large cap segment of the market and International Equity. Individual security holdings and weightings in the Stock Fund are the result of input from both analysts and portfolio managers. The portfolio managers on the Stock Fund are Mark Giambrone, Jim Barrow, Timothy Culler, Robert Chambers, and Ray Nixon. The portfolio managers for the International Equity Fund are Mark Giambrone and Robert Chambers. The Funds' Statement of Additional Inflormation provides additional information about the portfolio managers, including ownership in the Stock Fund and International Equity.
   Barrow Hanley has managed the International Equity Fund since        .

   SHORT-TERM BOND FUND AND INTERMEDIATE BOND FUND

   Commerce Asset Management ("CAM") founded in 1973 a wholly owned subsidiary of Commerce Bank, N.A. serves as the sub-adviser to the Short-Term Bond Fund and the Intermediate Bond Fund. CAM is a publicly traded bank holding company. Its headquarters are in Cherry Hill, New Jersey. As of December 31, 2004, CAM had approximately $1.6 billion in assets under management. Under the Advisors Act of 1940 CAM qualifies as a bank and is exempt from registration with the SEC. Commerce Asset Management investment powers under its national bank charter and is supervised for compliance with laws and regulations related to those powers by the Office of Comptroller of the Currency. Mr. Fernando Garip, Senior Vice President and Chief Investment Officer, Ms. Hillary T. Matchett, Vice President and Ms. Diane Allard, Vice President share the responsibility of the portfolio management of the Short-Term Bond Fund and Intermediate Bond Fund.

SHAREHOLDER INFORMATION



                                PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

Institutional Class shares of the Funds are offered at net asset value without a sales load. Purchases of Institutional Class shares may only be made by one of the following types of "Institutional Investors": (1) trusts, or investment management and other fiduciary accounts managed or administered by AIFS or its affiliates or correspondents pursuant to a written agreement, (2) any persons purchasing shares with the proceeds of a distribution from a trust, investment management and other fiduciary account managed or administered by AIFS or its affiliates or correspondents, pursuant to a written agreement and (3) other persons or organizations authorized by the Distributor. The Trust and the Distributor reserve the right to waive or reduce the minimum initial investment amount with respect to certain accounts. All initial investments should be accompanied by a completed Purchase Application, a form of which accompanies this Prospectus.


A separate application is required for Individual Retirement Account investments.


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Neither third-party checks, money orders, bank starter checks nor credit card convenience checks are accepted.


The minimum initial investment amount is $5,000,000. The Fund may waive its minimum purchase requirement or may reject a purchase order if it considers it in the best interest of the Fund and its shareholders. See "Anti-Money Laundering Program" at the end of this section and the "Market Timing Policies" section.


Orders received by your broker or Service Organization for the Funds in proper order prior to the determination of net asset value and transmitted to the Fund prior to the close of its business day which is currently 4:00 p.m. Eastern time will become effective that day.

SHAREHOLDER INFORMATION



                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   HOW TO INVEST

   In this section, you will find information on how to invest in the Funds, including how to buy, sell and exchange fund shares. It is also the place to look for information on transaction policies, dividends, taxes, and the many services and choices you have as an American Independence Fund's shareholder.

   You can find out more about the topics covered here by contacting the American Independence Funds, speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

   HOW TO BUY FUND SHARES

   Use the instructions on these pages if you are investing directly with American Independence Funds. If you are investing through a financial advisor, your advisor will be able to give you instructions.

                                    FIRST INVESTMENT                ADDITIONAL INVESTMENTS
     By Mail or Express Delivery    - Complete and sign an          - Make out an investment check to "American
                                      application (if you need        Independence Funds"
                                      an application, you may
                                      download it from the web      - Return a deposit stub or write a letter
                                      site or call                  that includes your name, account number, the
                                      1-866-410-2006)                 amount of your investment, and the fund
                                                                      name and share class
                                    - Send the application to us
                                      at the appropriate            - Sign the letter, enclose the check, and
                                      address, along with an        mail it to the appropriate address
                                      investment check made out
                                      to "American Independence
                                      Funds"
     By Wire                        - Call 1-866-410-2006 for       Request your bank to wire Federal funds to:
                                      instructions before wiring
                                      any money                     Street Address
                                                                    City, State Zip
                                                                    DDA#
                                                                    ABA#
                                                                    - Specify the fund name and share class, your
                                                                      name, and your account number
                                                                    - Be aware that your bank may charge a fee to
                                                                      wire money

SHAREHOLDER INFORMATION



                                PURCHASING AND ADDING TO YOUR SHARES
                                CONTINUED

   HOW TO BUY FUND SHARES
   CONTINUED

                                    FIRST INVESTMENT                ADDITIONAL INVESTMENTS
     By Phone                       Initial investments cannot      - To use this service, call 1-866-410-2006 to
                                    be made by phone. Please          verify that the service is in place, then
                                    complete and mail an              using the voice prompts you may place your
                                    application to the                purchase order
                                    appropriate address.
                                                                    - Prior to placing a purchase order by phone
                                                                      via ACH transfer, you must first have your
                                                                      bank account instructions established on
                                                                      your account. If you did not select this
                                                                      option when establishing your account,
                                                                      verify that your bank is a member of the
                                                                      Automated Clearing House system. You may
                                                                      then download and complete an Additional
                                                                      Services Request Form* available at
                                                                      www.        .com or call us at
                                                                      1-866-410-2006 to have one mailed to your
                                                                      address of record
     Automatic Investment Plan      You can enroll in the           - To make changes to your automatic
                                    automatic investment plan by      investment plan you may do so online at
                                    completing the appropriate        www.        .com. If you did not select
                                    section on the application        this option when establishing your account,
                                                                      verify that your bank is a member of the
                                                                      Automated Clearing House system. You may
                                                                      then download and complete an Additional
                                                                      Services Request Form* available at
                                                                      www.        .com or call us at
                                                                      1-866-410-2006 to have one mailed to your
                                                                      address of record

   * Note: A signature guarantee is required in order to add bank account instructions to your account.

               Web Site                     Regular Mail             Express, Registered, or
                                                                            Certified
           www.        .com         American Independence Funds    American Independence Funds
                                             Box 183049                     C/O BISYS
                                     Columbus, Ohio 43218-3049          3435 Stelzer Road
                                                                       Columbus, Ohio 43219

SHAREHOLDER INFORMATION



                                HOW TO SELL OR EXCHANGE SHARES

                               EXCHANGING INTO ANOTHER FUND               SELLING SHARES
                               Be sure to obtain and read a current       Some sell orders, including those for
                               prospectus for the fund you are            more than $100,000, must be placed in
                               exchanging into. For additional            writing with a signature guarantee (see
                               information please contact us at           page XX). There is a $25 minimum on
                               1-866-410-2006                             exchanges of fund shares.
     By Fax                    Send a fax to            that includes     - Write a letter that includes your
                               your account number, the fund and share      account number, the fund and share
                               class you are exchanging out of, the         class, and the dollar value or number
                               dollar value or number of shares to be       of shares to be sold
                               exchanged, and the name and share class
                               of the fund you are exchanging into.       - Have the letter signed by all account
                                                                            owners, with the name(s) and address
                               Have the fax signed by all account           exactly as they are on the account
                               owners, with the name(s) and address
                               exactly as they are on the account.        - Mail or fax the letter to the
                                                                            appropriate address
                                                                          - Fax number for Exchanging/Selling/
                                                                            Update to the Funds is 866-410-2006
     By Mail or Express        - Write a letter that includes your        - Write a letter that includes your
     Delivery                    account number, the fund and share         account number, the fund and share
                                 class you are exchanging out of, the       class, and the dollar value or number
                                 dollar value or number of shares to        of shares to be sold
                                 be exchanged, and the name and share
                                 class of the fund you are exchanging     - Have the letter signed by all account
                                 into                                       owners, with the name(s) and address
                                                                            exactly as they are on the account
                               - Have the letter signed by all account
                                 owners, with the name(s) and address     - Mail the letter to the appropriate
                                 exactly as they are on the account         address
                               - Mail the letter to the appropriate       - Fax number for Exchanging/Selling/
                                 address                                    Update to the Funds is 866-410-2006

SHAREHOLDER INFORMATION



                                HOW TO SELL OR EXCHANGE SHARES
                                CONTINUED

                               EXCHANGING INTO ANOTHER FUND               SELLING SHARES
     By Phone, Wire, or ACH    - Call 1-866-410-2006 to request an        - To use this service, call
                                 exchange                                   1-866-410-2005 to verify that the
                                                                            service is in place, then using the
                                                                            voice prompts you may place your sell
                                                                            order
                                                                          - Prior to placing a sell order by
                                                                            phone via wire or ACH transfer, you
                                                                            must first have your bank account
                                                                            instructions established on your
                                                                            account. If you did not select this
                                                                            option when establishing your
                                                                            account, verify that your bank is a
                                                                            member of the Automated Clearing
                                                                            House system. You may then download
                                                                            and complete an Additional Services
                                                                            Request Form* available at
                                                                            www.        .com or call us at
                                                                            1-866-410-2006 to have one mailed to
                                                                            your address of record
                                                                          - Telephone redemption to your address
                                                                            of record is available unless you
                                                                            declined it on your application
                                                                          - minimum sell order for wire is
                                                                            $1,000, for ACH transfer $100
     Systematic Withdrawal     You can enroll in the systematic           - To make changes to your systematic
     Plan                      withdrawal plan by completing the            withdrawal plan you may do so online
                               appropriate section on the application.      at www.        .com. If you did not
                               You must have a minimum balance of           select this option when establishing
                               $1,000 to set up your systematic             your account, verify that your bank
                               withdrawal plan. Withdrawals can be for      is a member of the Automated Clearing
                               as little as $100 each.                      House system. You may then download
                                                                            and complete an Additional Services
                                                                            Request Form* available at
                                                                            www.        .com or call us at
                                                                            1-866-410-2006 to have one mailed to
                                                                            your address of record

   * Note: A signature guarantee is required in order to add bank account instructions to your account.

                 Regular Mail:                         Express, Registered or Certified
          American Independence Funds                    American Independence Funds
                 PO Box 183049                                    c/o BISYS
           Columbus, Ohio 43218-3049                          3435 Stelzer Road
                                                             Columbus, Ohio 43219

SHAREHOLDER INFORMATION



SHAREHOLDER SERVICES AND POLICIES

   As an American Independence Fund's shareholder, you have access to a variety of services and privileges that you can tailor to your particular investment needs. Many of these are described below.

   There are also a number of policies affecting the ways you do business with us that you may find helpful to know about. The most important of these policies are described following the services.

   How much of this service and policy information applies to you will depend on the type of account your American Independence Fund shares are held in. For instance, the information on dividends and taxes applies to all investors.

   If you are investing through a financial advisor, check the materials you received from them about how to buy and sell shares. In general, you should follow the information in those materials in any case where it is different from what it says in this prospectus. Please note that a financial advisor may charge fees in addition to those charged by the Funds.

   SHAREHOLDER SERVICES

   You can set up many of these services on your initial application. To add services to an existing account, or to modify services you have in place call 1-866-410-2006 and one will be mailed to your address of record.

   TAX-ADVANTAGED INVESTMENT PLANS

   A full range of retirement and other tax-advantaged investment plans is available directly from American Independence Funds or from your financial advisor, including IRA, SEP, 401(k), Coverdale and pension plans. All Funds and both share classes are eligible for investment in tax-advantaged accounts.

   For information about the plans, including the features, fees, and limitations call 1-866-410-2006 or speak with your financial advisor. Before choosing and maintaining a tax-deferred plan, you may also want to consult your tax advisor.

   EXCHANGE PRIVILEGE

   As an American Independence Funds investor, you can exchange all of your shares of one American Independence Fund for the same class of shares in any other American Independence Fund.

   Our "one copy per household" policy:

   We typically send just one copy of any shareholder report and prospectus to each household. If the members of your household prefer to receive their own copies, please contact your financial advisor call 1-866-410-2006.
 36

SHAREHOLDER INFORMATION



                                SHAREHOLDER SERVICES AND POLICIES
                                CONTINUED

   AUTOMATIC INVESTMENT PLAN



   Investing money regularly is one of the easiest ways to stay on track with your financial goals. Our Automatic Investment Plan lets you set up regular automatic transfers of $25 or more from your bank account into your fund account. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day) and are automatically invested in the fund(s) and share class you specify.

   To set up your Automatic Investment Plan, download the form online or call 1-866-410-2006. Note that your bank must be a U.S. bank with ACH transfer services, and that you will be responsible for any loss or expense to the Funds if a scheduled transfer cannot be made because of a low bank balance.

   SYSTEMATIC WITHDRAWAL PLAN

   Our Systematic Withdrawal Plan lets you set up regular withdrawals monthly, bi-monthly, quarterly or annually from your American Independence Funds investment. You must have a minimum account balance of $10,000 to set up your Systematic Withdrawal Plan. Withdrawals can be for as little as $100 each. Transfers occur on whatever day of the month you specify (or the next business day, in months when that day is not a business day).

   DIRECTED REINVESTMENTS

   Generally, dividends and capital gains distributions are automatically reinvested in shares of the same fund and share class that paid the dividend or distribution. If you like, however, you can choose to have your dividends or distributions paid in cash. Simply complete the appropriate section on your new account application.

   DOLLAR COST AVERAGING

   Dollar cost averaging is a technique that allows you to take advantage of a basic mathematical principal in your investing. You simply invest a fixed dollar amount in a given fund at regular intervals, such as every month. When share prices are low, your fixed dollar amount buys more shares; when prices are higher, it buys fewer shares. The result is that you have the potential to reduce your average cost per share, since you are buying more shares when the price is low.

   Dollar cost averaging has the best chance of working for you when you stick with a regular schedule over time. You should be aware, though, that dollar cost averaging will not prevent you from buying at a market peak, nor will it keep you from losing money in a declining market.

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS

   BUSINESS HOURS

   The Funds are open for business each day the New York Stock Exchange (NYSE) is open. The price of each share class of each American Independence Fund is calculated every business day, as of the close of regular trading on the NYSE. The close of trading is typically 4 p.m. Eastern time, but sometimes can be earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading.

   If the NYSE is closed because of an emergency, the Funds could be open for shareholder transactions if the Federal Reserve wire system is open, but they are not required to be open. You can find out if the Funds are open by calling 1-866-410-2006.

   DETERMINING WHEN YOUR ORDER WILL BE PROCESSED

   You can place an order to buy or sell shares at any time. A purchase request received by American Independence Funds before the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time) that has been determined to be in "good order", will be processed at that day's NAV plus any applicable sale charge or redemption fee. Because any order you place through an investment advisor has to be forwarded to American Independence Funds before it can be processed, you'll need to allow extra time. A representative of your financial advisor should be able to tell you when your order will be processed. It is the responsibility of your financial advisor to forward your order to the transfer agent in a timely manner.

   PAYING FOR SHARES YOU BUY

   Fund shares can only be paid for with U.S. dollars. You can pay for shares with a personal check, bank check, wire transfer, or ACH transfer. Please note that we cannot accept cash, starter checks, money orders, or third party checks (checks made out to you and signed over to us. Wire transaction policies

   Wire transactions are generally completed within 24 hours of when you place your order. The Funds can only send wires of $1,000 or more and may only accept wires of $1,000 or more.

   Although we do not charge a fee to send or receive wires, your bank might. We recommend that you check in advance with your bank about any wire fees and policies they may have.

   IF YOU CANNOT REACH US BY PHONE

   Although we strive to provide a high level of service to our investors, during times of extraordinary market activity or other unusual circumstances it may be difficult to reach us by telephone. In such a case, you will need to place orders in writing, as described on page XX.

   SELLING SHARES IN TRUST, BUSINESS, OR ORGANIZATION ACCOUNTS

   Selling shares in these types of accounts often requires additional documentation. Please call 1-866-410-2006 or contact your financial advisor for more information.

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS
                                CONTINUED

   OUR CUSTOMER IDENTIFICATION PROGRAM



   To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information (your tax identification number or other government-issued identification number, for example) that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. Additional information may be required in certain circumstances. New Account Applications without such information may not be accepted. If you have applied for a tax identification number, the application must be provided at the time you open or reopen an account and the number submitted within 14 days of the establishment of the account. To the extent permitted by applicable law, the Company reserves the right to place limits on transactions in your account until your identity is verified.

   For your protection, when we receive an order from an investor, we take security precautions such as recording calls or requesting personalized security codes or other information. It is important to understand that as long as we take reasonable steps to ensure that an order to buy or sell shares is genuine, we are not responsible for any losses that may occur.

   Your account may have telephone or online transaction privileges. If you do not plan on using these privileges, you can ensure that no one will ever be able to misuse them by declining the telephone and online privileges (either on your application or through subsequent notice to us). Another step you can take to help ensure account security is to verify the accuracy of all confirmation statements from us immediately after you receive them.

   ORDERS THAT REQUIRE A SIGNATURE GUARANTEE

   There are several circumstances where you will need to place your order to sell shares in writing and accompany your order with a signature guarantee (the original guarantee, not a copy). The main circumstances are:

     - when you want to sell more than $100,000 worth of shares

     - when you want to send the proceeds to a third party

     - when the address or bank of record on the account has changed in the past 60 days

   You do not need a signature guarantee if you want money wired or sent ACH transfer to a bank account that is already on file with us. Also, you do not generally need a signature guarantee for an exchange, although we may require one in certain circumstances.

   A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from any financial institution that participates in the Stock Transfer Agents Medallion Program (STAMP), including most brokers, banks, savings institutions, and credit unions. Note that you cannot get a signature guarantee from a notary public.

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS
                                CONTINUED

   TIMING OF PAYMENT FOR SHARES YOU SELL



   Ordinarily, when you sell shares, we send out money within one business day of when your order is processed (which may or may not be when it is received), although it could take up to seven days.

   There are two main circumstances under which payment to you could be delayed more than seven days:

     - when you are selling shares you bought recently and paid for by check or ACH transfer and your payment has not yet cleared (maximum delay: 10 days)

     - when unusual circumstances prompt the SEC to permit further delays

   If you plan to sell shares soon after buying them, you may want to consider paying by wire to avoid delays in receiving the proceeds when you sell.

   HOW THE FUNDS CALCULATE SHARE PRICES

   The price at which you buy and sell shares of these Funds is the net asset value per share (NAV) for the share class and fund involved. We calculate a NAV for each fund and share class every day the Funds are open for business. With each fund, to calculate the NAV for a given share class, we add up the total assets for that share class, subtract its total liabilities, and divide the result by the number of shares outstanding.

   LIMITS ON EXCHANGES, PURCHASES, AND REDEMPTIONS

   Exchanges are a shareholder privilege, not a right. We may modify or terminate the exchange privilege, giving shareholders 60 days' notice if the changes are material. During unusual circumstances we may suspend the exchange privilege temporarily for all shareholders without notice.

   At any time and without prior notice, we may suspend, limit, or terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a calendar year or otherwise demonstrates what we believe is a pattern of "market timing." We may also reject or limit purchase orders, for these or other reasons.

   The Fund's Board has adopted policies and procedures designed to detect and deter frequent purchases and redemptions of Fund shares or excessive or short-term trading that may disadvantage long-term Fund shareholders. The Board has approved a 2.00% redemption fee on shares purchased and redeemed within a 60 day period if the advisor believes the investor is involved in market timing or other excessive, short-term trading. The Funds reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary.
 40

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS
                                CONTINUED

   RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING
   To the extent that the Funds or agents are unable to curtail excessive trading practices in the Fund, these practices may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating costs and decrease the Fund's investment performance; maintenance of a higher level of cash balances would likewise result in lower fund investment performance during periods of rising markets.

   Purchases and exchanges of shares of the Fund should be made for investment purposes only. The Fund reserves the right to reject any purchase request (including the purchase portion of any exchange) by any investor or group of investors for any reason without prior notice, including, in particular, if they believe the trading activity in the account(s) would be harmful or disruptive to a Fund. If the Fund or the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Transfer Agent also reserve the right to notify financial intermediaries of a shareholder's trading activity. The Fund may also permanently ban a shareholder from opening new accounts or adding to existing accounts in the Fund. Transactions placed in violation of the Funds' excessive trading policy are not deemed accepted by the Funds and may be canceled or revoked by a Fund on the next business day following receipt by the Fund.

   Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the Funds and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Funds will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. For example, the ability of the Fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker or retirement plan administrator, maintains the record of the Fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients' transaction and ownership positions that does not identify the particular underlying shareholder(s) to the Fund. If excessive trading is detected in an omnibus account, the Fund may request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in

SHAREHOLDER INFORMATION



                                POLICIES ABOUT TRANSACTIONS
                                CONTINUED

   that trading. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

   The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Funds seek to discourage excessive trading (through the use of redemption fees, for example) cannot eliminate the possibility that such trading activity in a Fund will occur.

   HOW THE FUNDS VALUE THEIR HOLDINGS

   We typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when we have reason to believe that available quotations may not be accurate, we may value securities according to methods that are approved by the Funds' Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

   For example, we may use fair value methods if a security's value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security's major trading exchange. In such a case, a fund's value for a security is likely to be different from the last quoted market or pricing service price.

   SHARE CERTIFICATES

   We do not issue share certificates.

SHAREHOLDER INFORMATION



OTHER RIGHTS WE RESERVE

   You should be aware that we may do any of the following:
   - reject your account application if you fail to give us a correct Social Security or other tax ID number

   - withhold a percentage of your distributions as required by federal tax law if we have been notified by the IRS that you are subject to backup withholding, or if you fail to give us a correct taxpayer ID number or certification that you are exempt from backup withholding

   - close your account and send you the proceeds if the value of your account falls below $1,000 as a result of withdrawals (as opposed to market activity); however, before we close your account, we will give you 30 days' notice so you can either increase your balance or close your account

   - pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities rather than cash (which typically happens only with very large redemptions); in such a case, you will continue to bear the risks associated with these securities as long as you own them, and when you sell these portfolio securities, you may pay brokerage charges.

   - change, add, or withdraw various services, fees and account policies at any time (for example, we may adjust the minimum amounts for fund investments or wire transfers, or change the policies for telephone orders)

   - suspend or delay redemptions during times when the NYSE is unexpectedly closed, when trading is restricted, or when an emergency prevents the fund from trading portfolio securities or pricing its shares

   - withdraw or suspend the offering of shares at any time

   - reject any order we believe may be fraudulent or unauthorized

   - reject or limit purchases of shares for any reason

   - reject a telephone redemption if we believe it is advisable to do so

SHAREHOLDER INFORMATION



DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Dividends on the Intermediate Term Bond Fund, the Short-Term Bond Fund and the Kansas Tax-Exempt Bond Fund are paid monthly. Dividends on the Stock Fund and the International Equity Fund are paid annually. Capital gains for all Funds are distributed at least annually.

   Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

   An exchange of shares is considered a sale, and any related gains may be subject to applicable taxes.

   Dividends are taxable as ordinary income except that a portion might be a long-term capital gain distribution. The tax rate on long-term capital gains is lower than ordinary income. You will receive a long-term capital gain distribution if the Fund sells securities that it's holding for more than one year, and are the length of time you have held shares of the Fund does not matter for this purpose. Your holding period for Fund shares matters only when you sell your Fund shares.

   Dividends are taxable in the year for which they are paid, even if they appear on your account statement in the following year.

   The Kansas Tax-Exempt Bond Fund intends to distribute tax-exempt income, however, any capital gains distributed by the Fund may be taxable. The Kansas Tax-Exempt Bond Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local income tax.

   You will be notified in January each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

   Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

SERVICE PROVIDERS

   Management and support services are provided to the Funds by several organizations.

   Investment Adviser and Administrator:

   American Independence Financial Services, LLC
   350 Fifth Avenue, 59th Floor
   New York, NY 10118

   Custodian: INTRUST Bank NA
   105 North Main Street
   Wichita, Kansas 67202

   Transfer Agent: BISYS Funds Services Ohio, Inc.
   3435 Stelzer Rd.
   Columbus, OH 43219

   Distributor: BISYS Fund Services Limited Partnership
   3435 Stelzer Rd.
   Columbus, OH 43219

SHAREHOLDER INFORMATION



AMERICAN INDEPENDENCE FUNDS NOTICE OF
PRIVACY POLICY & PRACTICES

   American Independence Funds Trust recognizes and respects the privacy concerns and expectations of our customers(1).

   We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the American Independence Funds.

   COLLECTION OF CUSTOMER INFORMATION

   We collect nonpublic personal information about our customers from the following sources:

     - Account Applications and other forms, which may include a customer's name, address, social security number, and information about a customer's investment goals and risk tolerance;

     - Account History, including information about the transactions and balances in a customer's accounts; and

     - Correspondence, written, telephonic or electronic between a customer and American Independence Funds or service providers to the American Independence Funds.

   DISCLOSURE OF CUSTOMER INFORMATION

   We may disclose all of the information described above to certain third parties who are not affiliated with the American Independence Funds under one or more of these circumstances:

     - As Authorized -- if you request or authorize the disclosure of the information.

     - As Permitted by Law -- for example, sharing information with companies who maintain or service customer accounts for the American Independence Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

     - Under Joint Agreements -- we may also share information with companies
       that perform           marketing services on our behalf or to other
       financial institutions with whom we have joint marketing agreements.

   SECURITY OF CUSTOMER INFORMATION

   We require service providers to the American Independence Funds:

     - to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the American Independence Funds; an

     - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard non public personal information of customers of the American Independence Funds.

   We will adhere to the policies and practices described in this notice regardless of whether you are a current or former shareholder of American Independence Funds.
   ---------------
   (1) For purposes of this notice, the terms "customer" or "customers" includes individuals who provide nonpublic personal information to American Independence Funds, but do not invest in American Independence Funds shares.

                        AMERICAN INDEPENDENCE FUNDS TRUST

                        NESTEGG DOW JONES U.S. 2010 FUND
                        NESTEGG DOW JONES U.S. 2015 FUND
                        NESTEGG DOW JONES U.S. 2020 FUND
                        NESTEGG DOW JONES U.S. 2030 FUND
                        NESTEGG DOW JONES U.S. 2040 FUND

             CLASS A, CLASS C SHARES AND INSTITUTIONAL CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2006

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectuses dated _________________, 2006 (the "Prospectuses"), for Class A, Class C and Institutional Class Shares of the funds listed above (each a "NestEgg Dow Jones Fund"). This SAI is incorporated by reference in its entirety into the Prospectuses. Because this SAI is not itself a prospectus, no investment in shares of any Fund should be made solely upon the information contained in this SAI.

Copies of the Prospectuses may be obtained without charge by calling 1-866-410-2005 or by writing American Independence Funds Trust, 350 Fifth Avenue, 59th Floor, New York, New York 10118. Capitalized terms that are used in this SAI but not defined have the same meanings as in the Prospectus.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND SUCH SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. YOU COULD ALSO LOSE MONEY BY INVESTING IN ONE OF THE FUNDS. IN ADDITION, THE DIVIDENDS PAID BY A FUND WILL GO UP AND DOWN.

                                TABLE OF CONTENTS

NestEgg Dow Jones U.S. Target Date Funds.                                    3
Investment Policies and Limitation for NestEgg Dow Jones U.S. Target Date
Funds                                                                        4
Portfolio Transactions and Turnover                                         23
Calculation of NAV                                                          25
Additional Information Concerning Taxes                                     26
Management of the Trust                                                     33
Distribution and Services Plans                                             39
Independent Auditors and Counsel                                            42
Anti-Bribery Laundering Program                                             43
Shares of Beneficial Interest                                               44
Conversion into a Feeder Fund                                               46
Performance Information                                                     47
Methodology Overview of the NestEgg Dow Jones Target Date Indexes           49
Miscellaneous                                                               52
Appendix A = Futures and Options                                            53
Appendix B = Proxy Voting Policies and Procedures                           64

                    NESTEGG DOW JONES U.S. TARGET DATE FUNDS

American Independence Funds Trust. (the "Trust") is a Delaware business trust that commenced operations on October 7, 2004 as an open-end, management investment company. The Trust was previously known as Arrivato Funds Trust. The Trust is comprised of 10 portfolios, five of these Funds are described in this SAI. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act").

"Dow Jones" is a service mark of Dow Jones & Company, Inc. and has been licensed for use for certain purposes by American Independence Financial Services, LLC (the "Advisor"), who, in turn, has licensed it to the Trust.

The NestEgg Dow Jones U.S. Target Date Funds (the "NestEgg Dow Jones Funds") are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the shareholders of the NestEgg Dow Jones Funds or any member of the public regarding the advisability of investing in securities generally or in these Funds particularly. Dow Jones' only relationship to the Trust is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones U.S. Target Date Indexes, which are determined, composed and calculated by Dow Jones without regard to the Advisor or the Trust. Dow Jones has no obligation to take the needs of the Advisor or the shareholders of the NestEgg Dow Jones Funds into consideration in determining, composing or calculating the Dow Jones U.S. Target Date Indexes. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the shares of the NestEgg Dow Jones Funds to be issued or in the determination or calculation of the equation by which such shares are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the shares of the NestEgg Dow Jones Funds.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES U.S. TARGET DATE INDEXES, OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISOR, SHAREHOLDERS OF THE NESTEGG DOW JONES FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF DOW JONES U.S. TARGET DATE INDEXES SM, OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES U.S TARGET DATE INDEXES SM, OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. EXCEPT AS OTHERWISE AGREED BY DOW JONES AND THE ADVISOR, THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THEM.

                       INVESTMENT POLICIES AND LIMITATIONS
                FOR THE NESTEGG DOW JONES U.S. TARGET DATE FUNDS

The Following policies and limitations supplement those set forth in the prospectus. Except as stated otherwise, if a percentage limitation is satisfied at the time an investment is made, a subsequent increase in that percentage resulting from a change in the value of a Fund's portfolio securities generally will not constitute a violation of the limitation. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations. With respect to borrowings, if a Fund's asset coverage at any time falls below that required by the 1940 Act, the Fund will reduce the amount of its borrowings in the manner required by the 1940 Act to the extent necessary to satisfy the asset coverage requirement.

Each Fund's strategy of seeking to track the overall performance of its relevant Dow Jones U.S. Target Date Index is fundamental and cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the 1940 Act)) of the Fund.

The following are each Fund's additional fundamental investment limitations set forth in their entirety. Each fund may not:

1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) obligations issued or guaranteed by the United States, any state, territory, or possession of the United States, the District of Columbia, or any of their authorities, agencies, instrumentalities, or political subdivisions; and (ii) repurchase agreements secured by any such obligations; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be classified according to their services (for example, gas, gas transmission, electric and gas, and electric and telephone each will be considered a separate industry).

2. Borrow money or issue senior securities, except that the each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or pledge any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of such borrowing. The Funds will not purchase portfolio securities while borrowings (including reverse repurchase agreements and borrowings from banks) in excess of 5% of its total assets are outstanding. Securities held by the NestEgg Dow Jones Fund in escrow or separate accounts in connection with the Fund's investment practices are not deemed to be pledged for purposes of this limitation.

3. Purchase or sell real estate, except that each Fund may purchase securities of issuers that deal in real estate; and the Funds may (a) invest in municipal obligations secured by real estate or interests therein; (b) purchase securities which are secured by real estate or interests therein; and (c) invest in mortgage-related securities, including collateralized mortgage obligations and mortgage-backed securities which are issued or guaranteed by the United States, its agencies or its instrumentalities.

4. Act as an underwriter of securities, except to the extent that the purchase of obligations directly from the issuer thereof in accordance with the Fund's investment objective, policies, and limitations may be deemed to be underwriting.

5. Write or sell put options, call options, straddles, spreads, or any combination thereof, except that the each Fund may engage in transactions in options on securities, securities indices, futures contracts and options on futures contracts.

6. Purchase securities of companies for the purpose of exercising control.

7. Purchase securities on margin, make short sales of securities, or maintain a short position, except that (a) this investment limitation shall not apply to transactions in options, futures contracts and related options, if any; and (b) the NestEgg Dow Jones Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

8. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or mineral exploration or development programs, except that the each Fund may
(a) to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities; and (b) enter into futures contracts and related options.

Make loans, except that the each Fund may (a) purchase and hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements with respect to portfolio securities; and (c) lend portfolio securities against collateral consisting of cash or securities which is consistent with the Fund's permitted investments and is equal at all times to at least 100% of the value of the securities loaned.

INVESTMENT PRACTICES OF THE NESTEGG DOW JONES FUNDS

The following pages contain more detailed information about types of instruments in which the NestEgg Dow Jones U.S. 2010 Fund, the NestEgg Dow Jones U.S. 2015 Fund, the NestEgg Dow Jones U.S. 2020 Fund, the NestEgg Dow Jones U.S. 2030 Fund and the NestEgg Dow Jones U.S. 2040 Fund may invest, strategies the Adviser may employ in pursuit of the Fund's investment objective, and a summary of related risks. The Adviser is not required to buy all of these instruments or use all of these techniques. The Adviser will buy those instruments and use those techniques it believes will help the Fund achieve its goal.

DERIVATIVE INSTRUMENTS. The Funds may purchase certain "derivative" instruments as described below under various headings. Derivative instruments are instruments that derive value from the performance of underlying assets, interest or currency exchange rates or indices, and include, but are not limited to, participation certificates, custodial receipts, futures contracts, options, forward foreign currency contracts, interest rate swaps and structured debt obligations (including collateralized mortgage obligations and other types of mortgage-related securities, "stripped" securities and various floating rate instruments). Derivative instruments present, to varying degrees, market risk that the performance of the underlying assets, interest or exchange rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the assets, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data is lacking regarding their actual performance over complete market cycles.

The Adviser will evaluate the risks presented by the derivative instruments purchased by the Fund, and will determine, in connection with its day-to-day management of the Fund, how they will be used in furtherance of the Fund's investment objective. It is possible, however, that the Adviser's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that a Fund will, because of the risks discussed above, incur loss as a result of its investments in derivative instruments.

CASH MANAGEMENT. The funds can hold uninvested cash or can invest it in cash equivalents such as money market securities, repurchase agreements, or shares of money market or short-term bond funds. Generally, these securities offer less potential for gains than other types of securities.

FUTURES AND RELATED OPTIONS ON FUTURES CONTRACTS. The Funds may invest to a limited extent in futures contracts and options on futures contracts in order to gain fuller exposure to movements of securities prices pending investment, for hedging purposes or to maintain liquidity. Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of a securities index.

The Funds also may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which that Fund intends to purchase. Similarly, if the value of a Fund's portfolio securities is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to earmarking cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of the contract. Such liquid assets may consist of cash, cash equivalents, liquid securities or other acceptable assets.

The Funds may not purchase or sell a futures contract (or related option) unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 5% or less of its total assets (after taking into account certain technical adjustments), except as may be otherwise permitted under applicable regulations.

More information regarding futures contracts and related options can be found in Appendix A.

OPTIONS TRADING. The Funds may write covered call options, buy put options, buy call options and sell, or "write," secured put options on particular securities or various securities indices. A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple. A listed call or put option gives the purchaser of this option the right to buy or sell, as the case may be, the underlying security at a stated price from a clearing corporation.

When a Fund writes a call option on a security, the option is "covered" if the Fund involved owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid portfolio securities in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund involved maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund involved holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian. A secured put option written by a Fund means that the Fund maintains in a segregated account with the custodian cash or liquid securities in an amount not less than the exercise price of the option at all times during the option period.

The principal reason for writing call options on a securities portfolio is the attempt to realize, through the receipt of premiums, a greater current return than would be realized on the securities alone. In return for the premium, the covered option writer gives up the opportunity for profit from a price increase in the underlying security above the exercise price so long as its obligation as a writer continues, but retains the risk of loss should the price of the security decline. Unlike a party who owns securities not subject to an option, the covered option writer has no control over when it may be required to sell its securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer.

The Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered call option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Fund to make a closing purchase transaction in order to close out its position.

When the Fund writes a covered call option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. Any gain on a covered call option may be offset by a decline in the market price of the underlying security during the option period. If a covered call option is exercised, the Fund involved may deliver the underlying security held by it or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss. If a secured put option is exercised, the amount paid by the Fund for the underlying security will be partially offset by the amount of the premium previously paid to the Fund. Premiums from expired options written by a Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses.

Options purchased by a Fund will not exceed 5%, and options written by the Fund will not exceed 25%, of its net assets. Options may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation which performs the obligations of its members if they default.

Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, a Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or a Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of any Fund.

Transactions in options on securities and indices also involve additional risks. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Funds will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets under normal conditions; or (c) purchase futures contracts or call options if, as a result, the amount of margin deposits on existing futures positions and the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets.

These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

The above limitations on the Funds' investments in futures contracts and options, and this and other policies regarding futures contracts and options discussed elsewhere in this SAI may be changed as regulatory agencies permit.

ILLIQUID SECURITIES. The Funds may purchase up to 15% of its net assets in illiquid securities. Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a fund. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of the fund's investments and, through reports from the Adviser, the Board monitors investments in illiquid securities. In determining the liquidity of a fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

SECURITIES LENDING. The Funds may lend securities to parties such as broker-dealers or other institutions. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, earn additional income. The borrower provides the fund with collateral in an amount at least equal to the value of the securities loaned. The fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the fund is not able to recover the securities loaned, the fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Adviser to be in good standing and when, in the Adviser's judgment, the income earned would justify the risks.

Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

OTHER INVESTMENT COMPANIES. The Funds may invest in securities issued by other investment companies that invest in the types of securities in which the Fund itself is permitted to invest. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment Trust's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears in connection with its own operations. The Fund may invest in securities issued by other investment companies within the limits prescribed by the Section 12(d)(1) of the 1940 Act, which limits each such Fund's investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole. Even though the Fund may invest in other investment companies subject to these conditions, it is not considered to be a fund of funds, as described later in this SAI.

EXCHANGE TRADED FUNDS. The Funds may invest in Exchange Traded Funds ("ETFs"), which are investment companies whose primary objective is to achieve the same rate of return as a particular market index while trading throughout the day on an exchange. ETF shares are sold initially in the primary market in units of 50,000 or more ("creation units"). A creation unit represents a bundle of securities that replicates, or is a representative sample of, a particular index and that is deposited with the ETF. Once owned, the individual shares comprising each creation unit are traded on an exchange in secondary market transactions for cash. The secondary market for ETF shares allows them to be readily converted into cash, like commonly traded stocks. The combination of primary and secondary markets permits ETF shares to be traded throughout the day close to the value of the ETF's underlying portfolio securities. The Fund would purchase and sell individual shares of ETFs in the secondary market. These secondary market transactions require the payment of commissions. The Fund's ETF purchases would be subject to the limitations described above for investing in other investment companies.

REPURCHASE AGREEMENTS. The Fund may buy portfolio securities subject to the seller's agreement to repurchase them at an agreed upon date and price. These transactions are known as repurchase agreements. Repurchase agreements involve the risk that the seller will default on his obligation and fail to repurchase the securities as agreed. In that event, the Fund will bear the risk of possible loss due to adverse market action or delays in liquidating the underlying obligations. Repurchase agreements are considered to be loans under the 1940 Act.

The repurchase price under repurchase agreements generally is equal to the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Fund's custodian or registered in the name of the Fund involved on the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price (including accrued interest). The Fund will enter into repurchase agreements only with financial institutions the Adviser deems creditworthy, and during the term of any repurchase agreement, the Adviser will continue to monitor the creditworthiness of the seller.

REVERSE REPURCHASE AGREEMENTS. The Fund may borrow money for temporary purposes by entering into reverse repurchase agreements. Under these agreements, the Fund sells portfolio securities to a financial institution and agrees to buy them back at an agreed upon date and price. Reverse repurchase agreements may be used to meet redemption requests without selling portfolio securities. Reverse repurchase agreements involve the risk of counterparty default and possible loss of collateral held by the counterparty. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

Whenever the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or liquid portfolio securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. The Fund would consider entering into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase.

WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Funds may purchase securities on a "when-issued" basis and may enter into a "forward commitment" to purchase or sell securities. These transactions, which involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date, permit the Fund to lock in a price or yield on a security it intends to purchase or sell, regardless of future changes in interest rates. The Fund will bear the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the delivery takes place. The Funds do not intend to engage in when-issued and forward commitment transactions for speculative purposes.

When the Fund agrees to purchase securities on a when-issued basis or enters into a forward commitment to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such case a Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Fund expects that its commitment to purchase securities on a when-issued or forward commitment basis will not exceed 25% of the value of its total assets. In the case of a forward commitment to sell portfolio securities, the Fund's custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding.

The Fund will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund involved may realize a capital gain or loss.

When the Fund engages in when-issued or forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund's assets, and fluctuations in the value of the underlying securities are not reflected in such Fund's net asset value as long as the commitment remains in effect.

GOVERNMENT OBLIGATIONS AND MONEY MARKET INSTRUMENTS. The Funds may invest in securities issued or guaranteed by the U.S. government, including but not limited to direct U.S. Treasury obligations, as well as in obligations issued or guaranteed by U.S. government agencies and instrumentalities. Examples of the types of U.S. government obligations that may be acquired by the Funds include, in addition to U.S. Treasury bonds, notes and bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Financing Bank, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal Farm Credit Banks, Maritime Administration, Tennessee Valley Authority, Washington D.C. Armory Board, International Bank for Reconstruction and Development (the "World Bank"), and Resolution Trust Corporation. Obligations of certain agencies and instrumentalities, such as those of GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank, are supported by the issuer's right to borrow from the Treasury; others, such as those of FNMA, are supported by the discretionary authority of the U.S. government to purchase the entity's obligations; still others, such as those of FHLMC, are backed solely by the issuer's credit and are not guaranteed by the U.S. Government. There is no assurance that the U.S. government would provide support to a U.S. government-sponsored entity was it not required to do so by law.

Certain U.S. government obligations held by the Funds may be variable or floating rate instruments. Others may have remaining maturities exceeding 397 days if such securities provide for adjustments in their interest rates not less frequently than every 397 days and the adjustments are sufficient to cause the securities to have market values, after adjustment, which approximate their par value.

The Funds may from time to time invest in money market instruments, including bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits issued or supported by U.S. or foreign banks that have total assets of more than $1 billion at the time of purchase (the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches). Each such Fund may invest in obligations of foreign banks or foreign branches of U.S. banks when the Adviser determines that the instrument presents minimal credit risks. Investments in the obligations of foreign banks and foreign branches of U.S. banks involve different risks than investments in the obligations of U.S. banks, including less stringent reserve requirements and different accounting, auditing and recordkeeping standards. Investments in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 25% of the particular Fund's total assets at the time of purchase. The Funds also may make interest-bearing savings deposits in commercial and savings banks in amounts in excess of 5% of its net assets.

Taxable commercial paper purchased by the Funds will be rated at the time of purchase within the highest rating category assigned by a Rating Agency. Corporate bonds purchased by these Funds with remaining maturities of thirteen months or less will be rated at the time of purchase within the two highest rating categories assigned by a Rating Agency. In addition, each such Fund may acquire un-rated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality. Commercial paper may include variable and floating rate instruments. The Funds also may invest in short-term, high quality, U.S. dollar-denominated corporate debt obligations of foreign issuers where the Adviser deems the investments to present minimal credit risks.

VARIABLE AND FLOATING RATE INSTRUMENTS. The Funds may purchase variable and floating rate instruments, including variable rate demand notes that permit the indebtedness there under to vary in addition to providing for periodic adjustments in the interest rates. Unless guaranteed by the U.S. government or one of its agencies or instrumentalities, variable or floating rate instruments purchased by the Funds must permit the Fund to demand payment of the principal of the instrument at least once every 397 days upon not more than 30 days' notice. Because of the absence of a market in which to resell a variable or floating rate instrument, an Underlying Fund might have trouble selling an instrument should the issuer default or during periods when the Fund is not permitted by agreement to demand payment of the instrument, and for this and other reasons a loss could occur with respect to the instrument.

The Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers and guarantors of variable and floating rate instruments and, if the obligation is subject to a demand feature, will monitor their financial ability to meet payment on demand. In determining average weighted portfolio maturity, a variable rate instrument will usually be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. A floating rate instrument will usually be deemed to have a maturity equal to the date on which the principal amount must be paid, or the date on which the redemption payment must be made, in the case of an instrument called for redemption. A floating rate instrument that is subject to a demand feature will usually be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. An instrument that is issued or guaranteed by the U.S. government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 397 days will generally be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate or earlier maturity.

MUNICIPAL OBLIGATIONS. The Funds may invest from time to time in municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. Municipal obligations may be advantageous for either of these Funds when, as a result of prevailing economic, regulatory or other circumstances, the yield of such securities on a pre-tax basis is comparable to that of other debt securities the Fund can purchase. Dividends paid to shareholders by either of these Funds that come from interest on municipal obligations generally will not be subject to federal income taxes.

The two main types of municipal obligations are "general obligation" securities (which are secured by the issuer's full faith, credit and taxing power) and "revenue" securities (which are payable only from revenues received from the operation of a particular facility or other revenue source). A third type of municipal obligation, normally issued by special purpose public authorities, is known as a "moral obligation" security. If the issuer of a moral obligation security is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund (if such a fund has been established), the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of municipal obligations, both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including market conditions generally and the municipal bond market in particular, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Private activity bonds (which are a type of obligation that, although exempt from regular federal income tax, may be subject to the federal alternative minimum tax) are usually revenue securities issued by or for public authorities to finance a privately operated facility.

In many cases, the Internal Revenue Service has not ruled on whether the interest received on a municipal obligation is tax-exempt and, accordingly, the purchase of such securities is based on the opinion of bond counsel or counsel to the issuers of such instruments. The Trust and the Adviser rely on these opinions and do not intend to review the bases for them.

Municipal obligations purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, municipal obligations may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a municipal obligation held by a Fund could have an adverse effect on the Fund's portfolio and the value of its shares. As described above under "Government Obligations and Money Market Instruments," foreign letters of credit and guarantees involve certain risks in addition to those of domestic obligations.

Municipal obligations acquired by the Funds may include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Funds may invest in bonds and other types of longer-term tax-exempt instruments.

Private activity bonds have been or are issued to obtain funds to provide privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

The payment of principal and interest on most municipal obligations purchased by a Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member, as well as the Commonwealth of Puerto Rico, Guam and the Virgin Islands, is a separate "issuer," as that term is used in the Prospectus and SAI of these Funds. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its municipal obligations may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference (see "Additional Information Concerning Taxes").

ASSET-BACKED SECURITIES. The Funds may purchase asset-backed securities, which are securities backed by installment sale contracts, credit card receivables or other assets. The yield characteristics of asset-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time, because the underlying assets (i.e., loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. In periods of falling interest rates, the rate of prepayment tends to increase. During such periods, the reinvestment of prepayment proceeds by a Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of a Fund's principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding asset-backed securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these assets under certain market conditions.

Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generally consisting of both interest and principal generated by particular assets, most often a pool of assets similar to one another. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

The estimated life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

Asset-backed securities are subject to greater risk of default during periods of economic downturn than conventional debt instruments and the holder frequently has no recourse against the entity that originated the security. In addition, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. For these reasons, under certain circumstances, such instruments may be considered illiquid securities subject to each Fund's limitation on illiquid investments described below under "Managing Liquidity."

Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

INTEREST RATE SWAPS. The Funds may enter into interest rate swap transactions for hedging purposes. Interest rate swaps involve an exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments.

The Funds will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. To the extent that a Fund's potential exposure in a transaction involving an interest rate swap is covered by the segregation of cash or liquid portfolio securities, the Fund and the Adviser believe that the transaction does not constitute a senior security under the 1940 Act and, accordingly, will not treat the transaction as being subject to the Fund's borrowing restrictions.

The Funds will not enter into interest rate swap transactions unless the unsecured commercial paper, senior debt or claims-paying ability of the other party is rated A or A-1 or better by Standard and Poor's ("S&P") or A or P-1 or better by Moody's Investors Service ("Moody's") or, if unrated, is determined to be of comparable quality by the Adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the market for other similar instruments which are traded in the interbank market. The Adviser, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund's transactions in interest rate swaps.

The use of interest rate swaps is a highly specialized activity which involves an investment technique and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

RIGHTS AND WARRANTS. The Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owner to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life to expiration. The purchase of rights and warrants involves the risk that the purchaser could lose the purchase value of the right or warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of rights and warrants involves the risk that the effective price paid for the right or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price, such as when there is no movement in the level of the underlying security. The Fund does not intend to invest more than 5% of its net assets in rights and warrants during the current fiscal year.

STAND-BY COMMITMENTS. The Funds may acquire "stand-by commitments" with respect to municipal obligations that it holds. Under a stand-by commitment, a dealer or bank agrees to purchase from the Fund, at the Fund's option, specified municipal obligations at a specified price equal to their amortized cost value plus interest. Stand-by commitments may be exercisable by the Fund involved at any time before the maturity of the underlying municipal obligations, and may be sold, transferred or assigned only with the instruments involved.

The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the value of its total assets calculated immediately after each stand-by commitment is acquired.

The Funds intend to enter into stand-by commitments only with banks, brokers or dealers that, in the opinion of the Adviser, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Funds' reliance upon the credit of these banks, brokers and dealers will be secured by the value of the underlying municipal obligations that are subject to the commitment.

The Funds would acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights there under for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying municipal obligations. Stand-by commitments acquired by the Fund would be valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

CONVERTIBLE SECURITIES. Convertible securities, which may be purchased by the Fund, entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

In selecting convertible securities for the Funds, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since Rating Agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments.

MORTGAGE-RELATED SECURITIES. The Funds may invest in mortgage-backed securities issued or guaranteed by U.S. government agencies and private issuers. Such securities may include collateralized mortgage obligations ("CMOs") and U.S. government stripped mortgage-backed securities ("SMBs").

CMOs are a type of bond issued by non-governmental entities which provide the holder with a specified interest in the cash flow of a pool of underlying mortgages or other mortgage-backed securities. Issuers of CMOs frequently elect to be taxed as a pass-through entity known as a real estate mortgage investment conduit or REMIC. CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date.

SMBs represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by a U.S. government agency and representing interests in pools of mortgage loans. These principal-only or interest-only distributions are stripped from the underlying mortgage-backed security by private entities or by the agency that issued the mortgage-backed certificates.

The yield characteristics of mortgage-related securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (i.e., mortgage loans) generally may be prepaid at any time. The prepayment rate is primarily a function of current market rates and conditions. During periods of rising interest rates, the rate of prepayments tends to decrease, lengthening the average life of the pool of mortgage-related securities. In periods of falling interest rates, the rate of prepayment tends to increase. During periods of falling interest rates, the reinvestment of prepayment proceeds by the Fund will generally be at a lower rate than the rate on the prepaid obligation. Prepayments may also result in some loss of the Fund's principal investment if any premiums were paid. As a result of these yield characteristics, some high-yielding mortgage-related securities may have less potential for growth in value than conventional bonds with comparable maturities. These characteristics may result in a higher level of price volatility for these securities under certain market conditions. In addition, SMBs may exhibit greater price volatility and interest rate risk than other types of mortgage-related securities because of the manner in which their principal and interest are returned to investors.

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"), which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the

United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA-guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private shareholders. Fannie Maes are guaranteed as to timely payment of the principal and interest only by FNMA and not the U.S. government. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed only by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured as described above, the market value of the security, which may fluctuate, is not secured. To the extent that the Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) or rising interest rates may result in some loss of the Fund's principal investment to the extent of the premium paid. The yield of the Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-related securities, including government and government-related mortgage pools, will generally fluctuate in response to market interest rates.

DOWNGRADED AND LOWER QUALITY DEBT SECURITIES ("JUNK BONDS"). The ratings assigned by each Rating Agency are representations of their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields, while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.

In the event that an investment grade debt security is downgraded by a Rating Agency, the Adviser will review the security and may retain the security at its discretion. The Fund may invest up to 10% of its net assets in debt securities rated below investment grade at the time of purchase. Such securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of (or actual) default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Issuers of low rated or non-rated securities ("high yield" securities, commonly known as "junk bonds") may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower-rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

Lower-rated securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

The Funds may have difficulty disposing of certain lower-rated securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as deterioration in the creditworthiness of the issuer.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

Subject to the general supervision and approval of the Board of Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for each NestEgg Dow Jones U.S. Target Fund.

Investment decisions for the NestEgg Dow Jones U.S. Target Funds are made independently from those for other accounts advised or managed by the Adviser. Such other accounts may also invest in the same securities as the NestEgg Dow Jones Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of one of the NestEgg Dow Jones Fund and such other accounts, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to that Fund and such other accounts. In some instances, this investment procedure may adversely affect the price paid or received by a NestEgg Dow Jones Fund or the size of the position obtainable or sold for the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the NestEgg Dow Jones Funds with those to be sold or purchased for such other accounts in order to obtain the best execution.

The portfolio turnover rate for each of the NestEgg Dow Jones Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less.

Transactions by a Fund on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions by the Fund on foreign stock exchanges involve payment of brokerage commissions that are generally fixed.

Transactions by a Fund in the over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In making portfolio investments for a Fund, the Adviser seeks to obtain the best net price and the most favorable execution of orders. The Adviser may, in its discretion, effect transactions in portfolio securities with broker-dealers who provide research advice or other services to the Fund or the Adviser. The Adviser is authorized to pay a broker-dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund that exceeds the amount of commission another broker-dealer would have charged for effecting that transaction if the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities to the Fund and to the Trust. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received (if any) is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable by the Fund. The Board will periodically review the commissions paid by the Funds to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or portfolios of the Trust or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account, portfolio of the Trust or Investment Company.

The Funds will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements with the Advisor, the Distributor, or any of their "affiliated persons" (as defined in the 1940 Act), except as the 1940 Act or the SEC permits. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

The Fund may from time to time purchase securities issued by the Trust's "regular broker/dealers."

Under certain market conditions, a Fund may experience high portfolio turnover rates as a result of the investment strategy. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. Higher portfolio turnover rates (100% or more) can result in corresponding increases in brokerage commissions and other transaction costs which must be borne by the Fund and ultimately by its shareholders. Portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions for each Fund, and the Fund may engage in short-term trading to achieve its investment objective and adhere to its investment strategy.

                               CALCULATION OF NAV

The NAV of a particular Class of a Fund is calculated separately by dividing the total value of the assets belonging to the Fund allocable to such Class, less the liabilities of the Fund allocable to such Class, by the number of outstanding shares of such Class. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the particular Fund together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment portfolio. Assets belonging to a particular Fund are reduced by the direct liabilities of that Fund and by a share of the general liabilities of the Trust allocated daily in proportion to the relative net asset values of all of the Funds at the time of allocation. In addition, liabilities directly attributable to a Class of a Fund are charged to that Class. Subject to the provisions of the Trust's Trust Instrument, determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to a particular Fund or Class thereof are conclusive.

The Funds' investments are valued at market value or, in the absence of a market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board. A security that is primarily traded on a domestic securities exchange (including securities traded through the NASDAQ National Market System) is valued at the last price on that exchange or, if there were no sales during the day, at the current quoted bid price. Securities traded in the over-the-counter market (but not securities traded through the NASDAQ National Market System) are valued at the bid based upon quotes furnished by market makers for such securities. For purposes of determining NAV, futures and options generally will be valued shortly after the close of trading on the New York Stock Exchange.

For the Funds, market or fair value may be determined on the basis of valuations provided by one or more recognized pricing services approved by the Board of Trustees, which may rely on matrix pricing systems, electronic data processing techniques, and/or quoted bid and asked prices provided by investment dealers. Short-term investments that mature in 60 days or less are valued at amortized cost unless the Board of Trustees determines that this does not constitute fair value.

                     ADDITIONAL INFORMATION CONCERNING TAXES

Information set forth in the Prospectuses that relates to federal taxation is only a summary of certain key federal tax considerations generally affecting purchasers of shares of the Funds. The following is only a summary of certain additional tax considerations generally affecting each Fund and its shareholders that are not described in the Prospectuses. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders and the discussions here and in each Fund's prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of shares of the Funds are urged to consult their tax advisers with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment under the Code (including, for example, insurance companies, banks and tax-exempt organizations). In addition, the tax discussion in the Prospectuses and this SAI is based on tax law in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss that can be used to offset capital gains in such future years. As explained below, however, such carry forwards are subject to limitations on availability Under Code Sections 382 and 383, if a Fund has an "ownership change," then the Fund's use of its capital loss carry forwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the "IRS")) in effect for the month in which the ownership change occurs (the rate for October 2003 is 4.74%). The Funds will use their best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control or knowledge of a Fund, there can be no assurance that a Fund will not have, or has not already had, an ownership change. If a Fund has or has had an ownership change, then the Fund will be subject to federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carry forwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under "Fund Distributions" below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement").

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued while the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), generally will be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected (as applicable, depending on the type of the Fund involved) if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto), or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 Contracts." Section 1256 Contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such Section 1256 Contracts have not terminated (by delivery, exercise, entering into a closing transaction, or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 Contracts is taken into account for the taxable year together with any other gain or loss that was recognized previously upon the termination of Section 1256 Contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 Contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such Section 1256 Contracts) generally is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 Contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 Contracts.

In addition to satisfying the requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (provided that, with respect to each issuer, the Fund has not invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund does not hold more than 10% of the outstanding voting securities of each such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.

If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders and such distributions will be taxable to the shareholders as dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, with respect to capital gain net income, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a "qualified dividend"), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that are qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by the Fund are less than 95% of the Fund's gross income (as specially computed), the portion of dividends received from the Fund that constitute qualified dividends will be designated by the Fund and cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by the Fund equal at least 95% of its gross income, then all of the dividends received from the Fund will constitute qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days during the 120-day period beginning on the date that is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of Code section 246(c), any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% dividends-received deduction ("DRD") for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD. In general, dividends paid on the various Funds' share classes are calculated at the same time and in the same manner. In general, dividends may differ among classes as a result of differences in distribution expenses and other class specific expenses.

Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations (other than corporations such as S corporations, which are not eligible for the deduction because of their special characteristics, and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 90-day period (180-day period in the case of certain preferred stock) beginning on the date that is 45 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Code
Section 246(c) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of Code Section 246(b), which in general limits the DRD to 70% of the shareholder's taxable income (determined without regard to the DRD and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon a Fund's disposition of domestic qualified "small business" stock will be subject to tax.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be subject to tax thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the NAV at the time a shareholder purchases shares of a Fund reflects undistributed net investment income, recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on ordinary income dividends, qualified dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or
(3) who has failed to certify to the Fund that it is not subject to backup withholding or is an "exempt recipient" (such as a corporation).

FOREIGN SHAREHOLDERS

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to such foreign shareholder will be subject to U.S. withholding tax at the applicable rate (or lower applicable treaty rate) upon the gross amount of the dividend.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, qualified dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign non-corporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION, LOCAL TAX CONSIDERATIONS

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued there under as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein and any such changes or decisions may have a retroactive effect.

Rules of state and local taxation of ordinary income dividends, qualified dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

OTHER TAX INFORMATION

The information above is only a summary of some of the tax consequences generally affecting each of the NestEgg Dow Jones Funds and its shareholders, and no attempt has been made to discuss individual tax consequences. It is up to you or your tax preparer to determine whether the sale of shares of a fund resulted in a capital gain or loss or other tax consequence to you. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a NestEgg Dow Jones Fund is suitable to their particular tax situation.

                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the general supervision of the Board in accordance with the laws of the State of Delaware and the Trust's Trust Instrument and Bylaws. Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." Trustees who are not deemed to be "interested persons" of the Trust are referred to as "Independent Trustees."

Each Trustee's and officer's address is c/o American Independence Funds Trust, 350 Fifth Avenue, 59th Floor, New York, New York 10118. Each Trustee holds offices until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Trust's shareholders in accordance with the Trust's Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified. Each Trustee oversees 5 portfolios of the Trust, which is the sole open-end investment company in the NestEgg Dow Jones Fund's complex. The following table also discloses whether a Trustee serves as a director of any company that is required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

INDEPENDENT TRUSTEES

                                                                             NUMBER OF
                                                                              FUNDS IN
                     POSITION(S)   TERM OF OFFICE         PRINCIPAL           COMPLEX           OTHER
NAME ADDRESS AND      HELD WITH     AND LENGTH OF    OCCUPATION(S) DURING   OVERSEEN BY     DIRECTORSHIPS
AGE                    COMPANY       TIME SERVED       PAST FIVE YEARS        TRUSTEE      HELD BY TRUSTEE
----------------     -----------   --------------   ---------------------   -----------   ----------------
Terry L. Carter        Trustee      Indefinite      President of QuikTrip        10       None
Age: 56                                             Corporation

Joseph Hankin*         Trustee      Indefinite**    President,                   10       None
Age: 65                                             Westchester Community
                                                    College since 1971

Jeffrey Haas*          Trustee      Indefinite**    Professor of Law, New        10       None
Age: 43                                             York Law School
                                                    1996-Present

Thomas F. Kice         Trustee      Indefinite      President of Kice            10       None
Age 55                                              Industries, Inc.

George Mileusnic       Trustee      Indefinite      Chief Financial              10       None
Age: 50                                             Officer of Caribou
                                                    Coffee, Inc.
                                                    (2001-present). Chief
                                                    Financial Officer of
                                                    Dean and DeLuca
                                                    (2000-2001).
                                                    Executive Vice
                                                    President of The
                                                    Coleman Company
                                                    (9/89-9/98).

Peter Ochs             Trustee      Indefinite      Manager of Ochs &            10       None
Age: 51                                             Associates, Inc.

Richard Wedemeyer*     Trustee      Indefinite**    Retired. Formerly            10       ING Mutual Funds
Age: 69                                             Vice President                        (2001-Present)
                                                    Finance and
                                                    Administration The
                                                    Channel Corporation
                                                    (June 1996-April
                                                    2002)

INTERESTED TRUSTEES

                                                                             NUMBER OF
                                                                              FUNDS IN
                     POSITION(S)   TERM OF OFFICE         PRINCIPAL           COMPLEX           OTHER
NAME ADDRESS AND      HELD WITH     AND LENGTH OF    OCCUPATION(S) DURING   OVERSEEN BY     DIRECTORSHIPS
AGE                    COMPANY       TIME SERVED       PAST FIVE YEARS        TRUSTEE      HELD BY TRUSTEE
----------------     -----------   --------------   ---------------------   -----------   ----------------
Ronald L. Baldwin      Trustee       Indefinite     From _____ to 2005,          10       None
Age: 49                                             Director INTRUST
                                                    Financial Services,
                                                    Inc. Director of
                                                    INTRUST Brokerage,
                                                    Inc., and Chief
                                                    Operating Officer
                                                    and President of
                                                    INTRUST Bank, N.A..

John J. Pileggi        Trustee       Indefinite     Managing Partner of          10       None
Age: 46                                             American Independence
                                                    Financial Services,
                                                    LLC since 2004.
                                                    Formerly President
                                                    and Chief Executive
                                                    Officer, Mercantile
                                                    Capital Advisors Inc.
                                                    (2002-2004).
                                                    Formerly, President
                                                    and Chief Executive
                                                    Officer,
                                                    PLUSFunds.com
                                                    (2000-2002).
                                                    Formerly, President
                                                    and CEO of ING Mutual
                                                    Fund Management Co.
                                                    LLC (1998-2000).

TRUSTEE EMERITUS

                                                                             NUMBER OF
                                                                              FUNDS IN
                     POSITION(S)   TERM OF OFFICE         PRINCIPAL           COMPLEX           OTHER
NAME ADDRESS AND      HELD WITH     AND LENGTH OF    OCCUPATION(S) DURING   OVERSEEN BY     DIRECTORSHIPS
AGE                    COMPANY       TIME SERVED       PAST FIVE YEARS        TRUSTEE      HELD BY TRUSTEE
----------------     -----------   --------------   ---------------------   -----------   ----------------
Guy Vander Jagt        Trustee       Indefinite     Partner, Baker &             10       None
Age: 73                Emeritus                     Hostetler, LLP 1993-
                                                    Present

Phillip J. Owings      Trustee       Indefinite     Consultant. Formerly         10       None
Age: 59                Emeritus                     President and
                                                    Division Manager of
                                                    Sungard Wealth
                                                    Management

                                                    Services,
                                                    LLC (2001-2003);
                                                    formerly Executive
                                                    Vice President of
                                                    INTRUST Bank
                                                    (1996-2001).

OFFICERS

                      LENGTH OF TIME
NAME, AGE AND         SERVED AS FUND
POSITION(S) HELD          OFFICER                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------     ----------------   ------------------------------------------------------------
Eric Rubin*          7/2005-Present**   President, American Independence Financial Services, LLC
Age: 38                                 (02/05-Present). Formerly Vice President, ING Financial
President                               Partners from (06/04-01/05). Formerly Senior Vice President,
                                        Mercantile Capital Advisers 04/03-04/04). Formerly Senior
                                        Vice President DST International (01/02-4//03). Formerly
                                        President EMR Financial Services (06/00-02/01). Formerly
                                        Senior Vice President, ING Funds (06/98-12/99)

Jared Goldstrom*     7/2005-Present**   Vice President and Portfolio Manager, American Independence
Age: 29                                 Financial Services, LLC (05/05-Present). Formerly Head
Vice President and                      Trader of a private investment fund based in New York
Portfolio Manager                       (7/04-5/05). Formerly, Head Managing Trader at E*Trade
                                        Professional, the trading division of E*Trade Securities
                                        (7/00-7/04).

John J. Pileggi*     7/2005-Present**   Managing Partner, American Independence Financial Services,
Age 46                                  LLC (2004-Present). Formerly, President and Chief Executive
Treasurer                               Officer, Mercantile Capital Advisors Inc. (2002-2004).
                                        Formerly, President and Chief Executive Officer,
                                        PLUSFunds.com (2000-2002). Formerly President and CEO of ING
                                        Mutual Fund Management Co., LLC (1998-2000). Formerly
                                        Managing Director of Furman Selz LLC (1994-1998).

Theresa Donovan*     7/2005-Present**   Senior Director of Compliance and Administration American
Age: 55                                 Independence Financial Services, LLC (05/05-Present).
Secretary                               Formerly Senior Corporate Paralegal, Paul, Weiss, Rifkind,
                                        Wharton & Garrison, LLP (04/98-05/05).

* Each Trustee and Officer may be contacted by writing to the Trustee or Officer, c/o American Independence Financial Services, LLC, 350 Fifth Avenue, 59th Floor, New York, NY 10118.

**   Each Trustee and Officer has served from the inception of the Funds.

     The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.

SHARE OWNERSHIP IN THE FUND COMPLEX (as of effective date of this Prospectus)

                                                    AGGREGATE DOLLAR RANGE
                          DOLLAR RANGE OF EQUITY   OF EQUITY SECURITIES IN
NAME OF TRUSTEE          SECURITIES IN THE TRUST    ALL OF THE FUND FAMILY
---------------          -----------------------   -----------------------
DISINTERESTED TRUSTEES

Joseph N. Hankin         None                      None
Jeffrey Haas             None                      None

Richard Wedemeyer        None                      None
Terry L. Carter          None                      None
Thomas F. Kice           None                      None
Peter Ochs               None                      None
George Mileusnic         None                      None

Jared Goldstrom is the portfolio manager for the five NestEgg Dow Jones Funds. His compensation consists primarily of a fixed base salary and a discretionary cash bonus as well as the possibility of equity ownership in American Independence Financial Services, LLC. Mr. Goldstrom's bonus compensation will be reviewed annually and will be determined by a number of factors including, the relative investment performance of the portfolios versus the benchmarks upon which the Funds are based, the Dow Jones U.S. Target Date Indexes, before taxes, for a one year period of time; the consistency of the portfolio manager's performance, the total value of the assets managed by the portfolio manager, the profitability of the investment advisor and the portfolio manager's contribution to profitability and the trends in industry compensation and levels.

Mr. Goldstrom also receives employee benefits, including, but not limited to, health care and other insurance benefits as well as participation in the American Independence Financial Services, LLC 401(k) program.

The structure of the portfolio manager's compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER (AS OF THE EFFECTIVE DATE OF THIS PROSPECTUS)

NAME OF PORTFOLIO MANAGER   BENEFICIAL OWNERSHIP
-------------------------   --------------------
Jared Goldstrom             None

CONFLICTS OF INTEREST

The portfolio manager makes investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the manager believes are applicable to that portfolio. Consequently, the portfolio manager may purchase or (sell) securities for one portfolio and not another portfolio. American Independence Financial Services, LLC has adopted policies and procedures which it believes are reasonably designed to address any potential conflicts. At present, Mr. Goldstrom does not manage any other accounts.

STANDING BOARD COMMITTEES

The Board has established two committees: the Audit and Nominating Committees.

The Audit Committee annually considers the engagement and compensation of the Trust's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee consists of all of the Independent Trustees.

The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees. The Nominating Committee consists of all Independent Trustees. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust's Secretary.

BOARD COMPENSATION

Trustees not affiliated with American Independence Financial Services, LLC or the Distributor will receive from the Trust, an annual fee of $4,000 and a fee of $1,000 for each in-person Board meeting attended, $500 for each in-person Committee meeting attended, $500 for each telephonic Board or Committee meeting attended, and reimbursement for expenses incurred as a Trustee. The Chairman of the Board will receive an additional fee of $1,000 for each Board meeting attended.

CODES OF ETHICS

The Trust and the Advisor have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code to invest in securities, including securities that may be purchased or held by the NestEgg Dow Jones Funds, for their own accounts. These Codes of Ethics are filed as exhibits to the Trust's registration statement on Form N-1A and are on public file with, and are available from, the SEC's Public Reference Room in Washington, D.C.

PROXY VOTING POLICY AND PROCEDURES

The Trust has contractually delegated, subject to Board oversight, the responsibility for voting proxies relating to portfolio securities held by an American Independence Fund to the Advisor. The Trust has delegated proxy voting to the Advisor with the direction that proxies should be voted in a manner consistent with the best interests of a Fund and its shareholders. The Advisor has adopted its own proxy voting policies and procedures for this purpose. These policies and procedures include specific provisions to resolve conflicts of interest that may arise between the interests of a Fund and the Advisor or and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Starting on August 31, 2004, information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Trust's website at http://www.____________.com and (ii) on the SEC's website at http://www.sec.gov.

ADVISORY SERVICES

American Independence Financial Services, LLC serves as investment adviser to the Funds pursuant to a Management Agreement dated July 12, 2005, between the Trust and American Independence Financial Services, LLC pursuant to obligations under the Advisory Agreement.

American Independence Financial Services, LLC also provides certain administrative services necessary for the Funds' operations including; (i) coordination of the services performed by the Funds' transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

The following table shows the advisory fees that American Independence Financial Services, in its capacity as investment advisor, is entitled to receive from the NestEgg Dow Jones Funds, calculated daily and paid monthly at the following annual rates, as a percentage of each respective Fund's average daily net assets.

Fund                               Advisory Fee
----                               ------------
NestEgg Dow Jones U.S. 2010 Fund       0.60%
NestEgg Dow Jones U.S. 2015 Fund       0.60%
NestEgg Dow Jones U.S. 2020 Fund       0.60%
NestEgg Dow Jones U.S. 2030 Fund       0.60%
NestEgg Dow Jones U.S. 2040 Fund       0.60%

Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Agreement, and the Trust has agreed to indemnify the Advisor against any claims or other liabilities arising out of any such error of judgment or mistake or loss. The Adviser shall remain liable, however, for any loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

Unless sooner terminated, the Advisory Agreement will continue in effect through July 12, 2007 with respect to the NestEgg Dow Jones Funds. The Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement's continuance also is approved by a majority of the Trustees who are not parties to such Agreement, or "interested persons" (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Trust or the Advisor on 30 days' written notice, and will terminate immediately in the event of its assignment. Upon termination of the Advisory Agreement, the Trust would be required, at the request of the Advisor, to change its name to a name not including "NestEgg".

INITIAL BOARD APPROVAL OF THE ADVISORY AGREEMENTS FOR THE NESTEGG DOW JONES
FUNDS

American Independence Financial Services, LLC's compensation under the Advisory Agreement may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Advisory Agreement, American Independence Financial Services, LLC may reduce its compensation to the extent that the funds' expenses exceed such lower expense limitation as American Independence Financial Services, LLC may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on American Independence Financial Services, LLC's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in the prospectus.

In addition, through the end of the fund's fiscal year ending in 2006, American Independence Financial Services, LLC has agreed to waive fees and reimburse expenses of the fund to the extent necessary to ensure that the funds pays total fund operating expenses at a certain rate.

In considering the Advisory Agreement, the Trustees considered numerous factors they believe to be relevant, including a comparison of the fees and expenses of other similarly managed funds, the advisor's research and decision-making processes, the methods adopted to assure compliance with the funds' investment objectives, policies and restrictions; the level of research required to select the securities appropriate for investment by the funds; the education, experience and number of advisory personnel; the level of skill and effort required to manage the fund; the value of services provided by the advisor; the economies and diseconomies of scale reflected in the management fee; the advisor's potential profitability; the financial condition and stability of the advisor; the advisor's trade allocation methods; the standards and performance in seeking best execution; allocation for brokerage and research and use of soft dollars.

                         DISTRIBUTION AND SERVICES PLANS

The Trust has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Class A Shares and Class C Shares of the NestEgg Dow Jones Funds (the "Plans"). Under the Plans, the Trust
(i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions ("Service Organizations") for services, as defined by NASD.

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and SAIs (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Plan.

The Trust intends to enter into servicing agreements under the Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by NASD.

Under the Plan, payments by the Trust for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of Class A Shares of a Fund and 0.75% for Class C Shares, and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily net asset value of a Fund's outstanding Class A Shares that are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" the Trust. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plan provides that it may not be amended to increase materially the costs that Service Shares may bear for distribution pursuant to the Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and holders of Class A and Class C Shares. The Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Shares of the Fund involved. Any agreement entered into pursuant to the Plan with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Service Shares of such Fund, by the Distributor or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the Plan is in effect, the nomination of Independent Trustees must be committed to the discretion of the Independent Trustees.

SUB-TRANSFER AGENCY PLAN

The Funds have adopted a Sub-Transfer Agency Plan pursuant to which it may pay a fee of up to an annual rate of 0.25% of Fund average daily net assets to service organizations who provide sub-transfer agency services to their customers who own shares of the Funds.

Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

INTRUST Bank, N.A. acts as custodian of the Trust's assets. BISYS Fund Services acts as transfer agent for the Funds. The Trust compensates BISYS for providing personnel and facilities to perform transfer agency related services for the Trust

EXPENSES

Except as noted below, American Independence Financial Services, LLC bears all expenses in connection with the performance of its advisory and administrative services. The Trust bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its Trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders' reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Trust also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

FEE WAIVERS

The Advisor has agreed in writing to limit the expenses of the NestEgg Dow Jones Funds to the amount indicated in the Prospectus until July 31, 2006. These limits do not include any taxes, brokerage commissions, interest on borrowings or extraordinary expenses.

                        INDEPENDENT AUDITORS AND COUNSEL

Grant Thornton, LLP, 175 West Jackson Blvd., Chicago, Illinois 60604, has been selected as the Independent Registered Public Accounting Firm for the Trust. Grant Thornton LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

Thacher, Proffitt and Wood LLP, Two Financial Center, New York, New York, serves as counsel to the Trust.

                          ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program the "Program"), which includes the Customer Identification Program, as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of an anti-money laundering compliance officer, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                          SHARES OF BENEFICIAL INTEREST

The American Independence Funds Trust was organized as a Delaware business trust on October 7, 2004, and currently consists of ten, five of which are offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid and non-assessable.

The NestEgg Dow Jones Funds offers three classes of shares, Class A, Class C and Institutional Class shares. Purchases be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-866-410-2006, or contact your sales representative, broker-dealer or bank to obtain more information about the Funds' shares.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund. Under the Fund's Trust Instrument, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. Each Fund's Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund or portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a trustee is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund.

                          CONVERSION INTO A FEEDER FUND

The Board may convert the Fund in the future into a feeder fund in a master-feeder fund structure without approval of the Funds' shareholders (the "Shareholders"). It is uncertain whether the Funds will convert into a feeder fund in the future and doing so may require certain regulatory approvals. As a feeder fund, each Fund would seek to achieve its investment objective by investing all of its assets in the securities of a singer master fund with substantially the same investment objective, strategies and restrictions as the Fund. If the Funds were to convert into feeder funds, the Funds' interest in the securities owned by the master fund would be indirect, unlike other investment companies that typically acquire and manage their own portfolio securities directly.

                             PERFORMANCE INFORMATION

The NestEgg Dow Jones U.S. 2010 Fund, NestEgg Dow Jones U.S. 2015 U.S. Fund, NestEgg Dow Jones U.S. 2020 U.S. Fund, NestEgg Dow Jones U.S. 2030 U.S. Fund and NestEgg Dow Jones U.S. 2040 Fund may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The following paragraphs describe how yield and return are calculated by the NestEgg Dow Jones Funds.

RETURN CALCULATIONS. Returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

In addition to average annual returns, a Fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax and an after-tax basis. Returns may or may not include the effect of a fund's short-term trading fee or the effect of a fund's small balance maintenance fee. Excluding a fund's short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

From time to time, in advertisements or in reports to shareholders, a Fund's yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. The total return and yield of the NestEgg Dow Jones Funds may be compared to the comparable Dow Jones U.S. Target Date Indexes. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper, Inc.

From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging);
(2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) that may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Trust may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

            METHODOLOGY OVERVIEW OF THE DOW JONES TARGET DATE INDEXES

BASIC COMPOSITION

Each Dow Jones Target Date Index is made up of three composite major asset classes (CMACs)--equity, fixed income and cash--the proportions of which are adjusted over time as the index maturity date approaches. The equity and fixed income CMACs cover a variety of sub asset classes and are formed by equally weighting the indexes listed in the table below. The cash CMAC is defined as the Lehman 1-3 month T-bill index.

CMAC COMPOSITION

U.S.

EQUITY

-    Dow Jones Large-Cap Growth Index

-    Dow Jones Large-Cap Value Index

-    Dow Jones Mid-Cap Growth Index

-    Dow Jones Mid-Cap Value Index

-    Dow Jones Small-Cap Growth Index

-    Dow Jones Small-Cap Value Index

FIXED INCOME

-    Lehman Government Bond Index

-    Lehman Corporate Bond Index

-    Lehman Mortgage Bond Index

CASH

-    Lehman 1-3 month T-bill index

CMAC WEIGHTINGS

Each Target Date index always contains at least 4% stocks, 4% bonds and 4% cash. The Target Today index always reflects 20% of the risk of the stock CMAC (calculated as 36-month semivariance).

All other Target Date indexes reflect 90% of the risk of the stock CMAC until the 35th year prior to index maturity. Then, beginning in January of the 35th year prior to the index maturity, each Target Date Index begins to reduce risk monthly until it reaches 20% of the stock CMAC risk on December 31 of the index maturity year. The three CMACs within each index are rebalanced to maximize the allocation to the asset with the greatest expected return at the specified level of risk, based on the following steps:

- Each Target Date index's monthly risk level and corresponding CMAC allocation are determined based on the current risk level of the stock CMAC and according to the number of months remaining until December 31st of the maturity year.

- Rather than following a straight-line reduction of risk, Target Date indexes risk levels decline following a cosine curve--thus reducing risk at a lower rate at the beginning of 35 years and a higher rate in the middle years, returning to a lower rate toward the end of the 35 years as the index approaches maturity.

     For all months <= 420 the formula for setting the risk levels in percent form for the Target Date indexes is:

     min risk +(((Cos(P(s))+1)/2)*R(r))  = Each month's risk level where:
     P(s) = (P(r)*(pi/P))
     P = Total Periods = 35*12 = 420
     P(r) = P-P(cr)
     P(cr) = Periods currently Remaining
     R(r) = Risk range = Max Risk - Min Risk
     Max Risk = 90
     Min Risk = 20

CALCULATION

The return of each Target Date index for a given month is the aggregate return of the underlying indexes for the month. The apportioned asset allocations assigned at the beginning of the month for each level of risk are multiplied by the monthly return of the corresponding asset class indexes to create the Target Date index return for a given month

As described, the Dow Jones Target Date Indexes reflect gradual reductions in risk over time. At inception each index represents 90% of the risk of the equity CMAC; this risk level gradually declines until the index represents just 20% of equity CMAC risk. The table below summarizes the performance of indexes whose risk has been held constant at 90% and 20% of equity CMAC risk. It illustrates that a portfolio index taking a predetermined percentage of equity risk does not realize that same percentage of equity return. Thus while the Dow Jones Target Date Index methodology limits index risk to a percentage of equity CMAC risk, index return is not similarly limited.. Historic risks/returns and relationships are not necessarily indicative of future risks/returns and relationships.

                                DOW JONES INDEXES
                              1/1/1983 - 3/31/2005

                                    RETURN %   RISK %*   % OF EQ. CMAC RISK   % OF EQ. CMAC RETURN
                                    --------   -------   ------------------   --------------------
Dow Jones U.S. Equity CMAC            13.02     12.55            100                   100
U.S. Index Targeting  90% of U.S.
   Equity CMAC Risk                   12.58     11.24           89.6                  96.7
U.S. Index Targeting 20% of U.S.
   Equity CMAC Risk                    8.29      2.46           19.6                  63.7

*    Annualized Below Mean Semi-Deviation

METHODOLOGIES OF UNDERLYING INDEXES

The methodologies of the underlying sub asset class indexes are determined by their respective index providers. The equity indexes are maintained by Dow Jones Indexes; their methodologies are available at www.djindexes.com. The fixed-income and cash (T-Bill) indexes are maintained by Lehman Brothers.

                                  MISCELLANEOUS

As used in this SAI, a "majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

If you have any questions concerning the Trust or any of the Funds, please call 1-866-410-2005.

                        APPENDIX A -- FUTURES AND OPTIONS

As previously stated, the Funds may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. government securities or a single stock ("security future")), securities indices ("stock index future"), foreign currencies, and other financial instruments and indices. These Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by one of these Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the Commodity Futures Trading Commission ("CFTC") or, with respect to certain contracts, on foreign exchanges. Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, the National Futures Association ("NFA"), the SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's or SEC's regulations and other federal securities laws and regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

I INTEREST RATE FUTURES CONTRACTS.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. For futures traded on certain trading facilities, the determination would be in accordance with the rules of the exchange or other trading facility on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is affected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is affected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. The Fund would deal only in standardized contracts on recognized exchanges and trading facilities.

Examples of Futures Contract Sale. The Fund might engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93. In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

Examples of Futures Contract Purchase. A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II SECURITY FUTURES CONTRACTS AND STOCK INDEX FUTURES CONTRACTS.

Security Futures Contracts. The Fund may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Fund can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Fund can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Fund may take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Fund's portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts. A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the S&P 100 or indexes based on an industry or market segment, such as oil and gas stocks. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the S&P 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

The following are examples of transactions in stock index futures (net of commissions and premiums, if any):

ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE

Hedge Objective: Protect Against Increasing Price

Portfolio                             Futures
---------                             -------
                                      -Day Hedge is Placed-

Anticipate Buying $62,500             Buying 1 Index Futures at 125
Equity Portfolio                      Value of Futures =
                                      $62,500/Contract

                                      -Day Hedge is Lifted-

Buy Equity Portfolio with             Sell 1 Index Futures at 130
Actual Cost = $65,000                 Value of Futures =
Increase in Purchase Price = $2,500   $65,000/Contract
                                      Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: SELL THE FUTURE

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

Portfolio               Futures
---------               -------
                        -Day Hedge is Placed-

Anticipate Selling      Sell 16 Index Futures at 125 Value of
$1,000,000              Futures = $1,000,000
Equity Portfolio

                        -Day Hedge is Lifted-

Equity Portfolio -Own   Buy 16 Index Futures at 120 Value of
Stock with Value =      Futures = $960,000
$960,000                Gain on Futures = $40,000
Loss in Fund Value
= $40,000

If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

ANTICIPATORY PURCHASE HEDGE: BUY THE FUTURE

Hedge Objective: Protect Against Increasing Price

Portfolio                             Futures
---------                             -------
                                      -Day Hedge is Placed-

Anticipate Buying $62,500 Equity      Buying 1 Index Futures at 125
Portfolio                             Value of Futures =

                                      $62,500/Contract

                                      -Day Hedge is Lifted-

Buy Equity Portfolio with             Sell 1 Index Futures at 120
Actual Cost = $60,000                 Value of Futures =
Increase in Purchase Price = $2,500   $60,000/Contract
                                      Loss on Futures = $2,500

HEDGING A STOCK PORTFOLIO: SELL THE FUTURE

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

Portfolio                       Futures
---------                       -------
                                -Day Hedge is Placed-

Anticipate Selling $1,000,000   Sell 16 Index Futures at 125
Equity Portfolio                Value of Futures = $1,000,000

                                -Day Hedge is Lifted-

Equity Portfolio-Own            Sell 16 Index Futures at 130
Stock with Value = $1,040,000   Value of Futures = $1,040,000
Gain in Fund Value = $40,000    Loss of Futures = $40,000

III FUTURES CONTRACTS ON FOREIGN CURRENCIES.

To the extent the Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Fund may take a "short" position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Fund's portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.


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

IV MARGIN PAYMENTS.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V RISKS OF TRANSACTIONS IN FUTURES CONTRACTS.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a


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

greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In instances involving the purchase of futures contracts by the Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only if there is a secondary market for such futures. Although the Fund intends to purchase or sell futures only where there appears to be active secondary markets, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would


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

continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges and other trading facilities which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange, trading facility or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI OPTIONS ON FUTURES CONTRACTS.

The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option


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

purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VII OTHER TRANSACTIONS.

The Fund is authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund's hedging and other investment strategies if, in the judgment of the Adviser, transactions therein are necessary or advisable.

VIII ACCOUNTING TREATMENT.

Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

A-10


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               APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES

                        AMERICAN INDEPENDENCE FUNDS TRUST

                       PROXY VOTING POLICY AND PROCEDURES


The Board of Trustees of American Independence Funds Trust (the "Trust") hereby adopts the following policy and procedures with respect to voting proxies relating to portfolio securities (the "Securities") held by certain of the Trust's investment portfolios ("Funds"):

I. POLICY

A. It is the policy of the Board of Trustees of the Trust (the "Board") to delegate the responsibility for voting proxies relating to Securities held by the Funds to American Independence Financial Services, LLC (the "Adviser") as a part of the Adviser's general management of the Funds, subject to the Board's continuing oversight. The voting of proxies is an integral part of the investment management services provided by the Adviser pursuant to the advisory contract. As the Adviser and BISYS, the Funds' principal underwriter, are not affiliates, the delegation of authority to the Adviser to vote proxies relating to portfolio securities eliminates the potential for conflicts of interest between BISYS and the Funds' shareholders from the proxy voting process.

B. The Adviser may, but is not required to, further delegate the responsibility for voting proxies relating to Securities held by the Funds to a sub-adviser (each a "Sub-Adviser") retained to provide investment advisory services to certain Funds. If such responsibility is delegated to a Sub-Adviser, then the Sub-Adviser shall assume the fiduciary duty and reporting responsibilities of the Adviser under these policy guidelines.

II. FIDUCIARY DUTY

The right to vote a proxy with respect to Securities held by the Funds is an asset of the Company. The Adviser or Sub-Adviser, to which authority to vote on behalf of the Funds is delegated, acts as a fiduciary of the Funds and must vote proxies in a manner consistent with the best interest of the Funds and its shareholders.

III. PROCEDURES

The following are the procedures adopted by the Board for the administration of this policy:

A. Review of Adviser's Proxy Voting Procedures. The Adviser with authority to vote proxies on behalf of the Funds shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any of these documents.


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

B. Voting Record Reporting. No less frequently than annually, the Adviser shall report to the Board a record of each proxy voted with respect to Securities of the Funds during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved. As it is used in this document, the term "conflict of interest" refers to a situation in which the Adviser or affiliated persons of the Adviser have a financial interest in a matter presented by a proxy other than its duties as investment adviser to the Funds which compromises the Adviser's independence of judgment and action with respect to the voting of the proxy.

IV. REVOCATION

The delegation by the Board of the authority to vote proxies relating to Securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V. ANNUAL FILING

The Company shall file an annual report of each proxy voted with respect to Securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VI. DISCLOSURES

A. The Company shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to Securities; and

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.

B. The Company shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Company to determine how to vote proxies relating to Securities of the Funds is available without charge, upon request, by calling the Company's toll-free telephone number; or through a specified Internet address; and on the SEC website.

2. A statement disclosing that information regarding how the Company voted proxies relating to Securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Company's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.


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

VII. REVIEW OF POLICY

At least annually, the Board shall review this Policy to determine its sufficiency and shall make and approve any changes that it deems necessary from time to time.


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

Adopted: July 12, 2005

                  AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC

                       PROXY VOTING POLICY AND PROCEDURES

                                 GENERAL POLICY

          It is the policy of American Independence Financial Services, LLC ("AIFS") to consider and vote each proxy proposal in the best interests of clients and account beneficiaries with respect to securities held in the accounts of clients for whom AIFS provides discretionary investment management services and have authority to vote their proxies.

          AIFS may vote proxies as part of its authority to manage, acquire and dispose of account assets. AIFS will not vote proxies if the advisory agreement does not provide for AIFS to vote proxies or the "named fiduciary" for an account has explicitly reserved the authority for itself.

          When voting proxies for client accounts, AIFS's primary objective is to make voting decisions solely in the best interests of clients and account beneficiaries. In fulfilling its obligations to clients, AIFS will act in a manner deemed to be prudent and diligent and which is intended to enhance the economic value of the underlying securities held in client accounts. If appropriate to do so, AIFS may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide AIFS with a statement of proxy voting policy. In these situations, AIFS will generally seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of AIFS.

PROCEDURES FOR VOTING PROXIES

          These procedures are adopted pursuant to the policy cited above and are hereby delegated to the Proxy Committee. The Proxy Committee may consist of executive, investment, compliance, legal and operations personnel. The Proxy Committee will review these procedures on a yearly basis and make such changes as it believes are necessary to maintain compliance with applicable federal securities regulations.

EVALUATION AND VOTING

          The Proxy Committee shall designate one or more employees of AIFS (each a "designated employee") to review each proxy received by AIFS for which AIFS has the responsibility to vote and to ensure that all proxies are voted according to AIFS's guidelines.

     1.   The issues presented in the proxy materials;

     2.  The interests of AIFS, if any, in those issues;

     3.   How the proxy will be voted; and


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

          The record will include any external conversations and copies of all other materials that were material to the evaluation and recommendation made by the designated employee. Where an apparent conflict of interest exists, or where the designated employee requires additional guidance, the nature and circumstances of the proxy will be brought to the attention of the Proxy Committee, which will determine how the proxy will be voted.

          In cases where a client has asked AIFS for advice with respect to a proxy, the designated employee will submit a memorandum containing the recommendation to the Proxy Committee, which will:

     1.   Endorse the memorandum for delivery to the client;

     2.   Return the memorandum for further consideration; or

     3. In the case of a potential conflict of interest or basic disagreement about the voting of the 3 proxy, submit the memorandum to the Investment Policy Committee for direction with respect to the advice AIFS should provide to the client with respect to the proxy.

CONFLICTS OF INTEREST

          AIFS will maintain a list of those companies which issue publicly traded securities and with which affiliates of AIFS has such a relationship that proxies presented with respect to those companies may, or may be perceived to give rise to a conflict of interest between AIFS and its clients.

          The term "conflict of interest" refers to a situation in which affiliates of AIFS has a financial interest in a matter presented by a proxy other than the obligation AIFS incurs as investment adviser and any other client which may compromise AIFSo's freedom of judgment and action with respect to the voting of the proxy. Examples of such a situation include:

     1.   Companies affiliated with Trustees;

     2.   Companies affiliated with officers of AIFS; and

     3. Companies that maintain significant business relationships with AIFS or is actively seeking a significant business relationship.

          Proxies that are received from companies on the list will be directed by the designated employee to the Proxy Committee for its review and consideration. The Proxy Committee will determine, based on a review of the issues raised by the solicitation, the nature of the potential conflict and, most importantly, AIFS's commitment to vote proxies in the best interests of client accounts, how the proxy will be voted.


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

          In rare instances, the Proxy Committee may decline to vote the proxy when the cost of addressing the potential conflict of interest is greater than the benefit to the Funds or any other clients of voting the proxy.

          All votes submitted by IFS on behalf of its clients are not biased in any way by other clients of AIFS. For example, the fact that XYZ Corporation is a client of AIFS does not impact the proxy voting of XYZ stock that may be held in the portfolios of other clients. All proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power (unless otherwise directed by a client with respect to that client's stock).

REPORTING AND DISCLOSURE

          Once each year, AIFS shall include in its presentation materials to the Boards of Trustees of the investment companies which it serves as investment adviser, a record of each proxy voted with respect to portfolio securities of the investment companies during the year. With respect to those proxies that AIFS has identified as involving a conflict of interest, AIFS shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy.

          AIFS shall disclose within its Form ADV how other clients can obtain information on how their securities were voted. AIFS shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

RECORDKEEPING

AIFS shall retain records relating to the voting of proxies, including:

     1. A copy of this proxy voting policy and procedures relating to the voting of proxies.

     2. A copy of each proxy statement received by AIFS regarding portfolio securities in AIFS client accounts.

     3.   A record of each vote cast by AIFS on behalf of a client.

     4. A copy of each written client request for information on how AIFS voted proxies on behalf of the client account, and a copy of any written response by AIFS to the client account.

     5. A copy of any document prepared by AIFS that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

          AIFS shall rely on proxy statements filed on the SEC's EDGAR system instead of maintaining its own copies.


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          These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of AIFS.

SCHEDULE A

          The following is a concise summary of AIFS's proxy voting policy guidelines.

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent

     -    Fees for non-audit services are excessive, or

     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF TRUSTEES

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all Trustees annually.

Independent Chairman (Separate Chairman/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director,


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

board and committee independence, governance guidelines, company performance, and annual review by outside Trustees of CEO pay.

Majority of Independent Trustees/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of Trustees be independent unless the board composition already meets the threshold for definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent Trustees if they currently do not meet that standard.

3.   SHAREHOLDER RIGHTS

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election,


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management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

Voting for Director Nominees in Contested Elections

Votes in a contested election of Trustees must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE.

5.   POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.   CAPITAL STRUCTURE

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis..


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

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub voting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders

     - It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, AIFS will value every award type. AIFS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once AIFS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     -    Historic trading patterns

     -    Rationale for the repricing

     -    Value-for-value exchange

     -    Option vesting


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     -    Term of the option

     -    Exercise price

     -    Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:


     -    Purchase price is at least 85 percent of fair market value

     -    Offering period is 27 months or less, and

     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

Shareholder Proposals on Compensation

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.


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
                        AMERICAN INDEPENDENCE FUNDS TRUST
                          350 FIFTH AVENUE, 59TH FLOOR
                               NEW YORK, NY 10118
                 GENERAL AND ACCOUNT INFORMATION: (866) 410-2005

          AMERICAN INDEPENDENCE FINANCIAL SERVICES - INVESTMENT ADVISER
                            ("AIFS" OR THE "ADVISER")

                               BISYS FUND SERVICES
                                   DISTRIBUTOR
                         ("BISYS" OR THE "DISTRIBUTOR")

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (the "SAI") describes five funds (collectively, the "Funds"), all of which are managed by American Independence Financial Services, LLC. The Funds are:

     -    Short-Term Bond Fund

     -    Intermediate Bond Fund

     -    Stock Fund

     -    International Equity Fund

     -    Kansas Tax-Exempt Bond Fund

     Each Fund constitutes a separate investment portfolio with distinct investment objectives and policies. Shares of the Funds are sold to the public by BISYS as an investment vehicle for individuals, institutions, corporations and fiduciaries.

     This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by a prospectus for the Funds dated _____________, 2005 (the "Prospectus"). This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Financial Statements included in the Funds' October 31, 2005 Annual Report to Shareholders are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained without charge by writing the Funds at the address above or calling 1-866-401-2005.

     Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, AIFS or any of its affiliates, and are not insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Funds involves risk, including the possible loss of principal.

________________, 2005

THE INVESTMENT POLICIES AND PRACTICES OF THE FUNDS                             3
INVESTMENT RESTRICTIONS                                                       20
RISKS OF INVESTING IN THE FUNDS                                               24
MANAGEMENT                                                                    31
   Trustees and Officers                                                      31
   Trustees and Officers of American Beacon Master Trust                      34
   Investment Adviser                                                         38
   Subadvisers                                                                39
   Distribution of Fund Shares                                                52
   Distribution Plan                                                          52
   Administration and Fund Accounting Services                                53
   Codes of Ethics                                                            54
   Service Organizations                                                      54
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                55
EXPENSES                                                                      57
DETERMINATION OF NET ASSET VALUE                                              57
PORTFOLIO TRANSACTIONS                                                        59
   Portfolio Turnover                                                         61
   Disclosure of Portfolio Holdings Information                               61
TAXATION                                                                      62
   Taxation of the Portfolio                                                  67
OTHER INFORMATION                                                             70
   Capitalization                                                             70
   Voting Rights                                                              72
   Custodian, Transfer Agent and Dividend Disbursing Agent                    72
   Independent Registered Public Accounting Firm                              73
   Financial Statements                                                       73

APPENDIX A                                                                    74
APPENDIX B                                                                    76

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUSES, OR IN THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY AMERICAN INDEPENDENCE FUNDS. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY AMERICAN INDEPENDENCE FUNDS IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.

                           THE INVESTMENT POLICIES AND
                             PRACTICES OF THE FUNDS

     Each Fund is a separate investment fund or portfolio, commonly known as a mutual fund. The Funds are separate portfolios of American Independence Funds Trust, a Delaware business trust, organized under the laws of Delaware on _______________ 2004 as an open-end, management investment company. The Trust's Board of Trustees oversees the overall management of the Funds and elects the officers of the Trust.

     Each Fund follows its own investment objectives and policies, including certain investment restrictions. Several of those restrictions and each of the Funds' investment objectives are fundamental policies, which means that they may not be changed without a majority vote of shareholders of the affected Fund. Except for the objectives and those restrictions specifically identified as fundamental, all other investment policies and practices described in this SAI are not fundamental and may change solely by approval of the Board of Trustees. References below to "All Funds" include the Portfolio, except where noted otherwise. The 80% minimum investment limitations of the Kansas Tax-Exempt Bond Fund with respect to investments in securities exempt from federal income and Kansas personal income taxes are both fundamental. The 80% minimum investment limitations of the other funds are non-fundamental, which means they may be changed by the Board of Trustees subject to 60 days advance notice to shareholders.

     The following is a description of investment practices of the Funds and the securities in which they may invest:

     U.S. TREASURY OBLIGATIONS (All Funds). The Funds may invest in U.S. Treasury obligations, which are backed by the full faith and credit of the United States Government as to the timely payment of principal and interest. U.S. Treasury obligations consist of bills, notes, and bonds and separately traded interest and principal component parts of such obligations known as STRIPS which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from one year to 10 years, and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

     U.S. GOVERNMENT SECURITIES (All Funds) U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

     The Funds may invest in obligations of agencies of the United States Government. Such agencies include, among others, Farmers Home Administration, Federal Farm Credit System, Federal Housing Administration, Government National Mortgage Association, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. The Funds may purchase securities issued or guaranteed by the Government National Mortgage Association which represent participations in Veterans Administration and Federal Housing Administration backed mortgage pools. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, Federal National Mortgage Association and the United States Postal Service. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., Government National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

     COMMERCIAL PAPER (All Funds). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by both domestic and foreign bank holding companies, corporations and financial institutions and United States Government agencies and instrumentalities. All commercial paper purchased by the Funds is, at the time of investment, rated in one of the top two (top three with respect to UltraShort Bond Fund) short-term rating categories of at least one Nationally Recognized Statistical Rating Organization ("NRSRO"), or, if not rated is, in the opinion of the Adviser, of an investment quality comparable to rated commercial paper in which the Funds may invest, or, with respect to the Money Market Fund, (i) rated "P-1" by Moody's and "A-1" or better by S&P or in a comparable rating category by any two NRSROs that have rated the commercial paper or (ii) rated in a comparable category by only one such organization if it is the only organization that has rated the commercial paper.

     CORPORATE DEBT SECURITIES (All Funds except Kansas Tax-Exempt Bond Fund--See "Variable Rate Demand Obligations"). The Funds may purchase corporate debt securities, subject to the rating and quality requirements specified with respect to each Fund. The Funds may invest in both rated commercial paper and rated corporate debt obligations of foreign issuers that meet the same quality criteria applicable to investments by the Funds in commercial paper and corporate debt obligations of domestic issuers. These investments, therefore, are not expected to involve significant additional risks as compared to the risks of investing in comparable domestic securities. Generally, all foreign investments carry with them both opportunities and risks not applicable to investments in securities of domestic issuers, such as risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital, changes in foreign governmental attitudes toward private investment (possibly leading to nationalization, increased taxation or confiscation of foreign assets) and added difficulties inherent in obtaining and enforcing a judgment against a foreign issuer of securities should it default.

     MORTGAGE-RELATED SECURITIES (All Funds). The Funds are permitted to invest in mortgage-related securities subject to the rating and quality requirements specified with respect to each such Fund. In the case of the Kansas Tax-Exempt Bond Fund, to the extent the Fund is permitted to invest in U.S. Government securities, the Fund may invest in mortgage-related securities only. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. In recognition of this prepayment risk to investors, the Public Securities Association (the "PSA") has standardized the method of measuring the rate of mortgage loan principal prepayments. The PSA formula, the Constant Prepayment Rate or other similar models that are standard in the industry will be used by the Funds in calculating maturity for purposes of investment in mortgage-related securities. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Funds in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government in the case of securities guaranteed by GNMA or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported in various forms of insurance or guarantees issued by governmental entities.

     Collateralized Mortgage Obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The inverse relation between interest rates and value of fixed income securities will be more pronounced with respect to investments by the Fund in mortgage-related securities, the value of which may be more sensitive to interest rate changes.

     Mortgage-related securities, for purposes of this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government

National Mortgage Association and government-related organizations such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If the Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested.

     There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities created by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Government to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. The FNMA is a government-sponsored organization owned entirely by private stock-holders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as ("Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC currently guarantees timely payment of interest and either timely payment of principal or eventual payment of principal, depending upon the date of issue. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-Backed Securities (Short-Term Bond Fund and Intermediate Bond Fund). These Funds are permitted to invest in asset-backed securities, subject to the rating and quality requirements specified with respect to each such Fund. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, a Fund may invest in these and other types of asset-backed securities which may be developed in the future.

     Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

     MUNICIPAL COMMERCIAL PAPER (Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund). Municipal commercial paper is a debt obligation with a stated maturity of one year or less which is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. Investments in municipal commercial paper are limited to commercial paper which is rated at the date of purchase: (i) "P-1" by Moody's and "A-1" or "A-1+" by S&P, "P-2" or better by Moody's and "A-2" or better by S&P or (ii) in a comparable rating category by any two of the NRSROs that have rated commercial paper or (iii) in a comparable rating category by only one such organization if it is the only organization that has rated the commercial paper or (iv) if not rated, is, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees. Issuers of municipal commercial paper rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." The "A-1" rating for commercial paper under the S&P classification indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper receiving a "P-2" rating has a strong capacity for repayment of short-term promissory obligations. Commercial paper rated "A-2" has the capacity for timely payment although the relative degree of safety is not as overwhelming as for issues designated "A-1." See the Appendix for a more complete description of securities ratings.

     MUNICIPAL LEASES (Kansas Tax-Exempt Bond Fund) Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities. Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board of Trustees, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation.

     MUNICIPAL NOTES (Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund). Municipal notes are generally sold as interim financing in anticipation of the collection of taxes, a bond sale or receipt of other revenue. Municipal notes generally have maturities at the time of issuance of one year or less. Investments in municipal notes are limited to notes which are rated at the date of purchase: (i) MIG 1 or MIG 2 by Moody's and in a comparable rating category by at least one other nationally recognized statistical rating organization that has rated the notes, or (ii) in a comparable rating category by only one such organization, including Moody's, if it is the only organization that has rated the notes, or (iii) if not rated, are, in the opinion of the Adviser, of comparable investment quality and within the credit quality policies and guidelines established by the Board of Trustees.

     Notes rated "MIG 1" are judged to be of the "best quality" and carry the smallest amount of investment risk. Notes rated "MIG 2" are judged to be of "high quality, with margins of protection ample although not as large as in the preceding group."

     MUNICIPAL BONDS (Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund). Municipal bonds generally have a maturity at the time of issuance of more than one year. Municipal bonds may be issued to raise money for various public purposes--such as constructing public facilities and making loans to public institutions. There are generally two types of municipal bonds: general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are backed by the revenues of a project or facility--tolls from a toll road, for example. Certain types of municipal bonds are issued to obtain funding for privately operated facilities. Industrial development revenue bonds (which are private activity bonds) are a specific type of revenue bond backed by the credit and security of a private user, and therefore investments in these bonds have more potential risk. Investments in municipal bonds are limited to bonds which are rated at the time of purchase "A" or better by a NRSRO. See the Appendix for a more complete description of securities ratings.

     COMMON STOCKS (Stock Fund and International Equity Fund). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

     PREFERRED STOCKS (Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund and International Equity Fund). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

     AMERICAN DEPOSITARY RECEIPTS (Short-Term Bond Fund, Intermediate Bond Fund and Stock Fund). American Depositary Receipts are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

     These Funds may each invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the Non-U.S. Company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

     In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the Non-U.S. Company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

     Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency.

     INVESTMENT IN FOREIGN SECURITIES (Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund and International Equity Fund). These Funds may each invest in securities of foreign governmental and private issuers that, except for the International Multi-Manager Stock Fund, are generally denominated in and pay interest in U.S. dollars. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, interest may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in securities of issuers located in those countries.

     FOREIGN EXCHANGE CONTRACTS (International Equity Fund). Changes in foreign currency exchange rates will affect the U.S. dollar values of securities denominated in currencies other than the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies fluctuates in response to forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. When investing in foreign securities, the Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. The Portfolio incurs foreign exchange expenses in converting assets from one currency to another.

     The Portfolio may enter into foreign currency forward contracts or currency futures for the purchase or sale of foreign currency to "lock in" the U.S. dollar price of the securities denominated in a foreign currency or the U.S. dollar value of interest and dividends to be paid on such securities, or to hedge against the possibility that the currency of a foreign country in which the Portfolio has investments may suffer a decline against the U.S. dollar. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time for the contract. This method of attempting to hedge the value of the Portfolio's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Although the strategy of engaging in foreign currency transactions could reduce the risk of loss due to a decline in the value of the hedged currency, it could also limit the potential gain from an increase in the value of the currency. The Portfolio does not intend to maintain a net exposure to such contracts where the fulfillment of the Portfolio's obligations under such contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's portfolio securities or other assets denominated in the currency. The Portfolio will not enter into these contracts for speculative purposes and will not enter into non-hedging currency contracts. These contracts involve a risk of loss if the Portfolio's Investment Sub-Advisers ("Portfolio Sub-Advisers") fail to predict currency values correctly.

     FOREIGN CURRENCY OPTIONS AND RELATED RISKS (International Equity Fund).The portfolio may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Portfolio holds in its portfolio or which it intends to purchase. Options on foreign currencies are affected by the factors discussed in "Foreign Exchange Contracts" above which influence foreign exchange sales and investments generally.

     The value of foreign currency options is dependent upon the value of the foreign currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the inter-bank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Portfolio may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     To the extent that the U.S. options markets are closed while the market for the underlying currencies remains open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

     CONVERTIBLE AND EXCHANGEABLE SECURITIES (Short-Term Bond Fund, Intermediate Bond Fund, Stock Fund, Equity Fund and International Equity Fund). These Funds are permitted to invest in convertible and exchangeable securities, subject to the rating and quality requirements specified with respect to each such Fund. Convertible securities generally offer fixed interest or dividend yields and may be converted either at a stated price or stated rate for common or preferred stock. Exchangeable securities may be exchanged on specified terms for common or preferred stock. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible or exchangeable securities tends to vary with fluctuations in the market value of the underlying common or preferred stock. Debt securities that are convertible into or exchangeable for preferred or common stock are liabilities of the issuer but are generally subordinated to senior debt of the issuer.

     DOMESTIC AND FOREIGN BANK OBLIGATIONS (All Funds). These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act. The Kansas Tax-Exempt Bond Fund's bank obligations are limited to certificates of deposit and bankers' acceptances.

     INVESTMENTS IN UNITED STATES BANK OBLIGATIONS (INCLUDING FOREIGN BRANCHES) (All Funds). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds. There is no limitation on the amount of the Funds' assets which may be invested in obligations of foreign banks meeting the conditions set forth herein.

     Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

     Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 10% of the value of the net assets of the Kansas Tax Exempt and 15% of the value of the net assets of the other Funds.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

     INVESTMENTS IN EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS INVOLVE ADDITIONAL RISKS (All Funds). Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     STRIPS (All Funds Except International Equity Fund). Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. In accordance with Rule 2A-7, the Money Market Fund's investments in STRIPS are limited to those with maturity components not exceeding thirteen months. The Funds will not actively trade in STRIPS.

     ZERO COUPON SECURITIES (All Funds Except International Equity Fund). A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

     OTHER MUTUAL FUNDS (All Funds). Each Fund may invest in shares of other open-end, management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment, provided that any such purchases will be limited to short-term investments in shares of unaffiliated investment companies. The Kansas Tax-Exempt Bond Fund has adopted a non-fundamental policy to limit its investment in investment companies to shares of money market funds. The purchase of securities of other mutual funds results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

     OPTIONS ON SECURITIES (Stock Fund, Short-Term Bond Fund and Intermediate Bond Fund). The Funds may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

     The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

     The principal reason for writing put and call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium received for a call option, the Funds forego the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retain the risk of loss should the price of the security decline. In return for the premium received for a put option, the Funds assume the risk that the price of the underlying security will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss. The Funds may purchase put options in an effort to protect the value of a security it owns against a possible decline in market value.

     Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series. OTC options are not generally terminable at the option of the writer and may be closed out only by negotiation with the holder. There is also no assurance that a liquid secondary market on an exchange will exist. In addition, because OTC options are issued in privately negotiated transactions exempt from registration under the Securities Act of 1933, there is no assurance that the Funds will succeed in negotiating a closing out of a particular OTC option at any particular time. If a Fund, as covered call option writer, is unable to effect a closing purchase transaction in the secondary market or otherwise, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

     The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

     DOLLAR ROLL TRANSACTIONS (Short-Term Bond Fund, Intermediate Bond Fund and International Equity Fund). These Funds may enter into dollar roll transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. The Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Fund will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage. The Fund will limit its obligations on dollar roll transactions to 35 percent of the Fund's net assets.

     SWAP AGREEMENTS (Short-Term Bond Fund and Intermediate Bond Fund) To manage its exposure to different types of investments, the Fund may enter into interest rate, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

     Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Adviser monitors the creditworthiness of counterparties to these transactions and intends to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

     FUTURES, RELATED OPTIONS AND OPTIONS ON STOCK INDICES (Stock Fund and International Equity Fund). The Fund or Portfolio may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of certain futures transactions, options on futures traded on a board of trade and options on stock indices traded on national securities exchanges. The Fund or Portfolio may hedge a portion of its portfolio by purchasing such instruments during a market advance or when the Adviser or Portfolio sub-Advisers anticipate an advance. In attempting to hedge a portfolio, the Fund or Portfolio may enter into contracts for the future delivery of securities and futures contracts based on a specific security, class of securities or an index, purchase or sell options on any such futures contracts, and engage in related closing transactions. The Fund or Portfolio will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase.

     A stock index assigns relative weighing to the common stocks in the index, and the index generally fluctuates with changes in the market values of these stocks. A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund or Portfolio will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indices upon which such futures contracts are based, and the number of futures contracts which would be outstanding, do not exceed one-third of the value of the Fund's or Portfolio's net assets.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     In the case of options on stock index futures, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to assume the option writer's position in a stock index futures contract. If the option is exercised by the holder before the last trading day during the option period, the option writer delivers the futures position, as well as any balance in the writer's futures margin account. If it is exercised on the last trading day, the option writer delivers to the option holder cash in an amount equal to the difference between the option exercise price and the closing level of the relevant index on the date the option expires. In the case of options on stock indexes, the holder of the option pays a premium and receives the right, upon exercise of the option at a specified price during the option period, to receive cash equal to the dollar amount of the difference between the closing price of the relevant index and the option exercise price times a specified multiple, called the "multiplier."

     During a market decline or when the Adviser or Portfolio Adviser anticipates a decline, the Fund or Portfolio may hedge a portion of its portfolio by selling futures contracts or purchasing puts on such contracts or on a stock index in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when the Adviser or Portfolio Adviser anticipates an advance, each Fund or Portfolio may hedge a portion of its portfolio by purchasing futures, options on these futures or options on stock indices. This affords a hedge against a Fund or Portfolio not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. Each Fund or Portfolio will sell options on futures and on stock indices only to close out existing positions.

     INTEREST RATE FUTURES CONTRACTS (All Funds, Except International Equity Fund and Kansas Tax-Exempt Bond Fund). These Funds may, to a limited extent, enter into interest rate futures contracts--i.e., contracts for the future delivery of securities or index-based futures contracts--that are, in the opinion of the Adviser, sufficiently correlated with the Fund's portfolio. These investments will be made primarily in an attempt to manage the fixed income funds' exposure to interest rate risk (i.e. manage duration) and other bona fide hedging purposes. For example, futures may be used on lieu of buying comparable duration U.S. Treasury securities to achieve a duration target within the funds. The Funds will engage in such transactions primarily for bona fide hedging purposes. Future will not be used to leverage the portfolios and are incorporated appropriately in all measures of risk within portfolios.

     OPTIONS ON INTEREST RATE FUTURES CONTRACTS (All Funds, Except International Equity Fund and Kansas Tax-Exempt Bond Fund). These Funds may purchase put and call options on interest rate futures contracts, which give a Fund the right to sell or purchase the underlying futures contract for a specified price upon exercise of the option at any time during the option period. Each Fund may also write (sell) put and call options on such futures contracts. For options on interest rate futures that a Fund writes, such Fund will receive a premium in return for granting to the buyer the right to sell to the Fund or to buy from the Fund the underlying futures contract for a specified price at any time during the option period. As with futures contracts, each Fund will purchase or sell options on interest rate futures contracts primarily for bona fide hedging purposes.

     RISK OF OPTIONS AND FUTURES CONTRACTS (All Funds). One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

     The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Adviser possesses the skills necessary for the successful utilization of such transactions.

     The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets to cover the futures and options.

     "WHEN-ISSUED" AND "FORWARD COMMITMENT" TRANACTIONS (All Funds). The Funds may purchase securities on a when-issued and delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser or Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

     REPURCHASE AGREEMENTS (All Funds). The Funds may enter into repurchase agreements with any bank and broker-dealer which, in the opinion of the Trustees, presents a minimal risk of bankruptcy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed upon yield. The agreements will be fully collateralized and the value of the collateral, including accrued interest, marked-to-market daily. The agreements may be considered to be loans made by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income from the loaned securities and a decrease in the value of any collateral, problems in exercising its rights to the underlying securities and costs and time delays in connection with the disposition of securities. The Money Market Fund and Kansas Tax-Exempt Bond Fund may not each invest more than 10% and the other Non-Money Market Funds may not invest more than 15% of its respective net assets in repurchase agreements maturing in more than seven business days or in securities for which market quotations are not readily available. For more information about repurchase agreements, see "Investment Policies".

     REVERSE REPURCHASE AGREEMENTS (All Funds). The Funds may also enter into reverse repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

     VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND OBLIGATIONS (All Funds). The Funds may, from time to time, buy variable rate demand obligations issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity five to twenty years with respect to the Funds, but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities may or may not be backed by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest.

     The Funds May Also Buy Variable Rate Master Demand Obligations. The terms of these obligations permit the investment of fluctuating amounts by the Funds at varying rates of interest pursuant to direct arrangements between a Fund, as lender, and the borrower. They permit weekly, and in some instances, daily, changes in the amounts borrowed. The Funds have the right to increase the amount under the obligation at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the obligation without penalty. The obligations may or may not be backed by bank letters of credit. Because the obligations are direct lending arrangements between the lender and the borrower, it is not generally contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus, immediately repayable by the borrower) at principal amount, plus accrued interest, upon demand. The Funds have no limitations on the type of issuer from whom the obligations will be purchased. The Funds will invest in variable rate master demand obligations only when such obligations are determined by the Adviser or Portfolio sub-Advisers, as applicable or, pursuant to guidelines established by the Board of Trustees or the Master Trust Board, as applicable, to be of comparable quality to rated issuers or instruments eligible for investment by the Funds.

     LOANS OF PORTFOLIO SECURITIES (All Funds). The Funds may lend their portfolio securities in an amount up to 33-1/3% of each Fund's total assets to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or approved bank letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33-1/3% of the total assets of a particular Fund.

     The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

     Securities loans will be made in accordance with the following conditions:
(1) the Funds or the Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) the Funds or the Portfolio must be able to terminate the loan after notice, at any time; (4) the Funds or the Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) the Funds or the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the Board of Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board of Trustees or Master Trust Board, as applicable, to vote proxies.

     GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS (Short-Term Bond
Fund). The Fund may invest in guaranteed investment contracts and funding agreements ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. The Fund will purchase a GIC only when the Adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment.

     In determining the average weighted portfolio maturity of the Fund, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate. The interest rate on a GIC may be tied to a specified market index and is guaranteed not to be less than a certain minimum rate.

     ILLIQUID SECURITIES (All Funds). Each Fund, except for the International Equity Fund, has adopted a fundamental policy with respect to investments in illiquid securities. The International Equity Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act, which exempts from registration "transactions by an issuer not involving any public offering." Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) of the Securities Act (other than certain commercial paper issued pursuant to Section 4(2) as discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

     Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

     The Commission has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to re-sales of certain securities to qualified institutional buyers. It is the intent of the Funds' to invest, pursuant to procedures established by the Board of Trustees as applicable, and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

     Pursuant to guidelines set forth by and under the supervision of the Board of Trustees, the Adviser or the Portfolio sub-Advisers, will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors:
(1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser or the Portfolio sub-Advisers, as applicable; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Investment Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant. The Adviser will also monitor the purchase of Rule 144A securities to assure that the total of all Rule 144A securities held by a Fund does not exceed 10% of the Fund's average daily net assets. Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid for purposes of Investment Restriction No. 1. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.

     FOREIGN CURRENCY TRANSACTIONS (International Equity Fund; Intermediate Bond Fund and Stock Fund). Investments by the Portfolio in securities of foreign companies will usually involve the currencies of foreign countries. In addition, the Portfolio may temporarily hold funds in bank deposits in foreign currencies pending the completion of certain investment programs. Accordingly, the value of the assets of the Portfolio, as measured in U.S. dollars, may be affected by changes in foreign currency exchange rates and exchange control regulations. In addition, the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio may conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward basis at the spot rate prevailing in the foreign currency exchange market or by entering into foreign currency forward contracts ("forward contracts") to purchase or sell foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price at the time of the contract. Forward contracts in the principal foreign currencies are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers and involve the risk that the other party to the contract may fail to deliver currency when due, which could result in losses to the Portfolio. A forward contract generally has no requirement, and no commissions are charged at any stage for trades. Foreign exchange dealers realize a profit based on the difference between the price at which they buy and sell various currencies.

     The Portfolio may enter into forward contracts under two circumstances. First, with respect to specific transactions, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

     Second, the Portfolio may enter into forward contracts in connection with existing portfolio positions. For example, when a Portfolio sub-Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, the Portfolio may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's investment securities denominated in such foreign currency.

     The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk of inaccurate predictions of currency price movements, which may cause the Portfolio to incur losses on these contracts and transaction costs. The Portfolio Advisers do not intend to enter into forward contracts on a regular or continuous basis.

     There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the inter-bank market. The inter-bank market is foreign currencies in a global around-the-clock market.

     When required by applicable regulatory guidelines, the Portfolio will set aside cash, U.S. Government Securities or other liquid, high-grade debt securities in a segregated account with its custodian in the prescribed amount.

                             INVESTMENT RESTRICTIONS

     The following restrictions apply to each Fund. Unless otherwise indicated, only Investment Restriction Nos. 2, 3, 4, 7, 8, 12 and 16 are fundamental policies of the Funds, which can be changed only when permitted by law and approved by a majority of the Funds' outstanding voting securities. The non-fundamental investment restrictions can be changed by approval of a majority of the Board of Trustees. A "majority of the outstanding voting securities" means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented in person or by proxy or (ii) more than 50% of the outstanding shares.

     Each Fund, except as indicated, may not:

     (1) Invest more than 15% (10% with respect to the Kansas Tax-Exempt Bond
Fund) of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange);

     (2) Borrow money or pledge, mortgage or hypothecate its assets, except that a Fund may enter into reverse repurchase agreements or borrow from banks up to 33-1/3% (10% for Kansas Tax-Exempt Bond Fund) of the current value of its net assets for temporary or emergency purposes or to meet redemptions. Each Fund (except Kansas Tax-Exempt Bond Fund) has adopted a non-fundamental policy to limit such borrowing to 10% of its net assets and those borrowings may be secured by the pledge of not more than 15% of the current value of its total net assets (but investments may not be purchased by the Fund while any such borrowings exist). With respect to the Kansas Tax-Exempt Bond Fund, all borrowings in excess of 5% will be repaid before additional investments are made. The Short-Term Bond Fund has adopted a non-fundamental policy to limit its borrowings for other than temporary or defensive purpose or to meet redemptions to an amount not to exceed an amount equal to 5% of its net assets;

     (3) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

     (4) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or the SAI;

     (5) Invest in companies for the purpose of exercising control or management. This restriction is a fundamental policy of the KansasTax-Exempt Bond Fund;

     (6) Invest more than 10% of its net assets in shares of other investment companies, except that the Kansas Tax-Exempt Bond Fund may only purchase money market fund securities and that each Fund may invest all of its assets in another investment company with substantially the same investment objectives, policies and investment restrictions as the Fund;

     (7) Invest in real property (including limited partnership interests but excluding real estate investment trusts and master limited partnerships, debt obligations secured by real estate or interests therein, and securities issued by other companies that invest in real estate or interest therein), commodities, commodity contracts, or oil, gas and other mineral resource, exploration, development, lease or arbitrage transactions. The Kansas Tax-Exempt Bond Fund's policy with respect to oil, gas and other mineral resource, exploration, development or leases is a non-fundamental policy;

     (8) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

     (9) Sell securities short, except to the extent that a Fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short. The Kansas Tax-Exempt Bond Fund may not sell securities short;

     (10) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (11) Purchase or retain the securities of any issuer, if those individual officers and Trustees of the Trust, the Adviser, or the Distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

     (12) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

     (13) Invest more than 5% of its net assets in warrants which are unattached to securities, included within that amount, no more than 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. The Kansas Tax-Exempt Bond Fund may not purchase warrants, straddles, or spreads;

     (14) Write, purchase or sell puts, calls or combinations thereof, except that the Funds may purchase or sell puts and calls as otherwise described in the Prospectus or SAI; however, no Fund will invest more than 5% of its total assets in these classes of securities for purposes other than bona fide hedging;

     (15) Invest more than 5% of the current value of its total assets in the securities of companies which, including predecessors, have a record of less than three years' continuous operation (except (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (ii) municipal securities which are rated by at least two NRSRO's or determined by the Adviser to be of comparable quality) provided each Fund may invest all or a portion of its assets in another open end management investment company with substantially the same investment objective, policies and investment restrictions as the Fund; or

     (16) With respect to 75% of its assets, purchase a security if as a result,
(1) more than 5% of its total assets would be invested in any one issuer other than the U.S. Government or its agencies or instrumentalities, or (2) the Fund would own more than 10% of the outstanding voting securities of such issues. The Kansas Tax-Exempt Bond Fund will not purchase more than 10% of the voting securities of any one issuer.

     As a matter of fundamental policy, notwithstanding any limitation otherwise noted, each Fund is authorized to seek to achieve its investment objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund.

     If a percentage restriction on investment policies or the investment or use of assets set forth in the Prospectus are adhered to at the time a transaction is effected, except with respect to borrowinglater changes in percentage resulting from changing assets values will not be considered a violation.

     It is the intention of the Funds, unless otherwise indicated, that with respect to the Funds' policies that are the result of the application of law the Funds will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

                         RISKS OF INVESTING IN THE FUNDS

CERTAIN RISK CONSIDERATIONS

     The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a bond Fund's shares will generally fluctuate inversely with the movements in interest rates and a stock Fund's shares will generally fluctuate as a result of numerous factors, including but not limited to investors' expectations about the economy and corporate earnings and interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by that Fund. Additionally, a Fund's investment in smaller companies may involve greater risks than investments in large companies due to such factors as limited product lines, markets and financial or managerial resources, and less frequently traded securities that may be subject to more abrupt price movements than securities of larger companies.

     There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, as noted earlier, each diversified Fund is managed within certain limitations that restrict the amount of a Fund's investment in any single issuer.

     RISKS OF TECHNIQUES INVOLVING LEVERAGE. Use of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involve the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only as secondary (i.e., non-principal) investment strategies, when the Adviser or Portfolio sub-Advisers, as applicable, believe that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

     Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

     The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

RISK OF INVESTING IN KANSAS MUNICIPAL OBLIGATIONS

     Because the Kansas Tax-Exempt Bond Fund will concentrate its investment in Kansas Municipal Obligations, it may be affected by political, economic or regulatory factors that may impair the ability of Kansas issuers to pay interest on or to repay the principal of their debt obligations. Kansas Municipal Obligations may be subject to greater price volatility than municipal obligations in general as a result of the effect of supply and demand for these securities which, in turn, could cause greater volatility in the value of the shares of the Fund.

     The following information is a brief summary of particular Kansas state factors effecting the Kansas Tax-Exempt Bond Fund and does not purport to be a complete description of such factors. The financial condition of the state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the Fund, or result in the default of existing obligations, including obligations which may be held by the Fund. Further, the state faces numerous forms of litigation seeking significant damages which, if awarded, may adversely affect the financial situation of the state or issuers located in such state. It should be noted that the creditworthiness of obligations issued by local issues may be unrelated to the creditworthiness of a state, and there is no obligation on the part of the state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state. The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources. It has not been independently verified by the Fund. The Fund makes no representation or warranty regarding the completeness or accuracy of such information. The market value of shares of the Fund may fluctuate due to factors such as change in interest rates, matters affecting a particular state, or for other reasons.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under the federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in an investor's alternative minimum taxable income, and corporate investors must treat all tax-exempt interest as an item of tax preference. The American Independence Funds cannot predict what legislation, if any, may be proposed or enacted in the future regarding the federal tax status of interest on such obligations or what legislation may be proposed in the Kansas Legislature relating to the status of the Kansas income tax on interest on Kansas obligations. Such proposals, whether pending or enacted, might materially and adversely affect the availability of municipal or Kansas obligations for investment by the Fund and the liquidity and value of its portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

     The discussion below of Kansas' economic conditions and budget recommendations are based on Kansas' estimates and projections of revenue and expenditures and must not be construed as statements of fact. These estimates and projections are based upon various assumptions and there can be no assurances that these estimates will be achieved.

     ECONOMIC CONDITIONS. The national economy rebounded significantly in 2004; however, the Kansas economy's recovery was more modest even though the state experienced overall employment growth. In 2005, the Kansas economy is expected to continue overall modest growth Gross State Product is forecasted to increase by 4.8 percent in 2005. Personal income in Kansas is forecasted to increase by
4.9 percent in 2005 compared to 4.8 percent in 2004. Labor market statistics indicate that the unemployment rate in Kansas is expected to rise slightly from
5.5 to 5.8 percent in 2005, An increase in the the rate is not unusual. The latest statistics indicate that Kansas unemployment is expected to remain uncharacteristically above the national average.

     In spite of sluggish growth in manufacturing employment, the Kansas economy maintained positive overall job growth in 2004. June 2004 saw the end of nearly five years of consecutive year-over-year job losses in the state's manufacturing sector. Nearly 35,000 manufacturing jobs were lost in Kansas over the past five years. In October 2004 manufacturing employment showed an increase of 1.3 percent when compared to a year ago. In 2004 the Kansas economy made a turn for the better. That recovery is expected to continue with modest growth through 2005.

     Kansas' manufacturing industry accounts for more than 15.0 percent of the state's total employment. A significant occurrence within that industry in 2004 was when general Motors announced that the company's Fairfax plan near Kansas City, Kansas will build Saturn's new mid-sized vehicle. A third assembly line will be constructed and is expected to add as many as 300 jobs once the facility reaches full production. The expansion was facilitated by over $6.0 million in tax abatements from the Unified Government of Wyandotte County and Kansas City, Kansas. In addition, the State of Kansas is providing $4.0 million in new worker training grants.

     In 2004 employment growth was experienced in manufacturing employment (1.3 percent), finance (1.0 percent), construction (3.3 percent), professional and business services (1.8 percent), education and health services (1.1 percent), and government employment (4.3 percent).

     Service sector employment growth in 2004 was sustained by the ongoing demand for educational and health professionals. Despite that strong demand, employment declines were experienced during 2004 in information (0.9 percent), professional and technical services (-1.1 percent), and leisure and hospitality (-0.7 percent), natural resources and mining (1.5 percent).

     In 2003 employment growth in Kansas met or exceeded the Plains average in only two of the eleven major industry categories. However, through October 2004 employment growth in Kansas met or exceeded the regional average in seven out of ten major industry categories.

     Although Kansas is expected to experience job growth in the coming years, the level of growth will continue to be lower than experienced during the robust growth in the late 1990's. Overall growth in the manufacturing sector will depend on the fortunes of the state's aircraft manufacturers.

     Last year, the Governor signed a law providing for the issuance of $500.0 million in bond financing for Boeing to use to begin to design and build major components of the 7E7. In November 2003 Boeing confirmed that its Wichita plant will build that aircraft's flight deck and forward section. Estimates put full-production 7E7 employment at between 1,000 and 1,200 in Wichita. Wichita is still in contention for other 7E7 work.

     Boeing acknowledged in April 2004 that it was looking for a buyer for its Wichita commercial aircraft operations as well as manufacturing and support facilities in Tulsa and McAlester, Oklahoma. The plant's military work would not be part of any sale. Boeing Wichita currently employs 7,000 in its commercial airplane division.

     BUDGETARY PROCESS. The Governor is statutorily mandated to present spending recommendations to the Legislature. "The Governor's Budget Report" reflects expenditures for both the current and upcoming fiscal years and identifies the sources of financing for those expenditures. The Legislature uses "The Governor's Budget Report" as a guide as it appropriates the money necessary for state agencies to operate. Only the Legislature can authorize expenditures by the State of Kansas. The Governor recommends spending levels, while the Legislature chooses whether to accept or modify those recommendations. The Governor may veto legislative appropriations, although the Legislature may override any veto by two-thirds majority vote.

     The state "fiscal year" runs from July 1 to the following June 30 and is numbered for the calendar year in which it ends. The "current fiscal year" is the one which ends the coming June. The "actual fiscal year" is the year which concluded the previous June. The "budget year" refers to the next fiscal year, which begins the July following the Legislature's adjournment.

     By law, "The Governor's Budget Report" must reflect actual year spending, the Governor's revised spending recommendations for the current fiscal year, state agency spending requests for the budget year, and the Governor's spending recommendations for the budget year. The budget recommendations cannot include the expenditure of anticipated income attributable to proposed legislation.

     In 1990, the Kansas legislature approved House Bill 2867 which established ending balances as a mechanism to hold state expenditure growth to the level of revenue growth. House Bill 2867 requires that in each fiscal year certain funds be transferred from the State General fund to the newly created cash operating reserve fund. The reserve fund is designed to be available in the event that revenues in the General Fund are insufficient to meet budgeted expenditures. House Bill 2867 also provides that state General Fund balances in addition to the cash operating reserve fund must be one percent of expenditures in fiscal year 1993, two percent of expenditures in fiscal year 1994 and 2.5 percent in 1995 and each fiscal year thereafter.

     During the 2003 Legislative Session the statutes were amended for only fiscal year 2004 to suspend the State General Fund ending balance requirement for that year. For 2005, the Governor submitted two budgets. One conforms to the statutory requirement for a 7.5 percent ending balance. The other budget, the one reflecting the Governor's priorities does not target a specific reserve percentage. Rather, the goal is to ensure that available funds cover the level of expenditures recommended.

     BUDGET RECOMMENDATIONS OVERVIEW. The Governor's revised budget recommendations for fiscal year 2005 and new recommendations for fiscal year 2006 outline a finance plan for Kansas that prioritizes education. The recommendations provide enhancements for economic development, higher education, and social services. All of these recommendations are funded from existing resources.

     The 2004 Legislature originally approved a fiscal year 2005 budget of $4,658.3 million. At the end of fiscal year 2004 $31.3 million of expenditure authority carried forward, making an approved fiscal year budget of $4,689.6 millions. The Governor then recommended a revised fiscal year 2005 budget $9.3 million lower than approved. Recommended expenditures are increased by $30.8 million to cover higher estimates of caseload costs. However, the budget also incorporates savings for school finance costs that are now estimated to be $429.7 million lower than originally approved and savings for Home and Community-Based Services for the Frail Elderly that are expected to cost $6.8 million less than originally approved. The expected balance at the end of fiscal year 2005 is $279.7 million.

     The November 2004 estimate for fiscal year 2006 totals 4,805.7 millions. From that total, the Governor recommends subtraction & 77.9 million for transfers that were not included as part of the revenue estimate. The Governor also proposed additions to the revenue estimate to finance the cost of the 27th paycheck and to acknowledge extra revenue expected to result from recent increased audit activity. The beginning balance plus the revenue estimate, plus the Governor's adjustments equals $5,046.7 million available for the 2006 budgets.

     DEBT POLICIES & PRACTICES. Kansas incurs debt, primarily through the issuance of revenue bonds, only to finance capital improvements, equipment, and certain grant programs, never for operating expenses. The constitution does allow for the issuance of general obligation bonds subject to certain restrictions. However, the state has not exercised this authority for many years.

     The State of Kansas uses debt instruments to finance a portion of its capital expenditures. The Kansas Development Finance Authority ("KDFA") issues revenue bonds for most capital projects of state agencies, with the exception of the Kansas Department of Transportation, which issues debt to finance highway and other transportation projects. The Pooled Money Investment Board has issued loans for capital improvements in the past, but the debt for some of these is still outstanding. In addition, the Department of Administration administers a master lease purchase, third party financing program that can be used to acquire most types of capital equipment.

     KDFA, an independent instrumentality of the state, was created in 1987 and charged by the Legislature with providing access to the capital markets to state agencies and other organizations. KDFA accomplishes this purpose in part by issuing debt to fund capital improvements and certain public purpose programs. KDFA has issued debt for local governmental projects, acquisition and renovation of state office space, construction and renovation of state university facilities, prison construction and expansion, energy conservation improvements, and the IMPACT business development program that is administered by the Kansas Department of Commerce and Housing.

     Provisions in the Kansas Constitution allow for the issuance of general obligation bonds subject to certain restrictions. No bonds have been issued under these provisions for decades. No other provisions in the constitution or state law limit the amount of debt that can be issued for Kansas agencies.

     Although the amount of debt for financing capital improvement projects has increased in the past several years, it still constitutes a small part of the overall state budget. For this reason, the state has not needed financial control mechanisms, such as debt ceilings.

     Although the state has no general obligation debt, and thus no general obligation debt rating, many recent bond issues have been rated. The underlying ratings for KDFA's most recently issued revenue bonds were Aa1 and AA+ by Moodys and Standard & Poor's, respectively. The ratings for the most recently issued, fixed rate bonds issued by the KDOT were Aa2, AA+, and AA by Moodys, Standard & Poor's, and Fitch, respectively.

     Standard and Poor's recently affirmed an issuer credit rating of AA+, first assigned to the state in 1997. Standard & Poor's credit rating reflects its analysis of the state's creditworthiness. These ratings reflect the state's credit quality in the absence of general obligation debt. Other credit factors include a very low debt burden, lower unemployment than the national average, a broadening and diversified economy, and conservative fiscal management combined with sound financial operations.

     Obligations of issuers of Kansas municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bank Reform Act of 1978. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress or the Kansas legislatures or by referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation, litigation involving the taxation of municipal obligations or the rights of municipal obligation holders, or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its Kansas municipal obligations may be materially affected.

     OTHER FINANCIAL POLICIES. The State of Kansas observes the following financial policies to manage fiscal affairs responsibly.

     Operating Policies. The state, through performance budgeting principles, allocates available public resources in keeping with the goals and objectives of state agencies as embodied in their strategic plans. The state emphasizes preservation of existing capital facilities over the construction of new ones. A major portion of the Educational Building Fund for universities, Correctional Institutions Building Fund for prisons, and State Institutions Building Fund for hospitals is dedicated to rehabilitation and repair.

     Revenue Policies. The state maximized the use of fees, federal funds, and other special revenues to preserve the fiscal integrity of the State General fund and ensure budgetary flexibility. The state uses consensus revenue estimates developed by executive and legislative professional staff as well as university economist consultants as the basis for budgetary decision making. The state collects taxes, penalties and interest, and other revenues. Internally, state collection units make multiple efforts to collect amounts due the state by using various administrative procedures and liens against property. Persistent delinquencies are pursued by a private collection agency and, when necessary, through legal proceedings.

     Cash Management Policies. On a daily basis, the state monitors receipts into, and expenditures out of, the state treasury. Ensuring the state has adequate resources at the time obligations occur is the primary goal. Managing the timing of expenditures is the first tool used to meet this goal, with certificates of indebtedness utilized as a secondary tool. The state invests idle funds to match the anticipated cash-flow needs by using government securities and collateralized bank deposits to provide safety, liquidity, and yield in that order.

     Accounting, Auditing & Reporting Policies. The state prepares financial statements on a modified cash basis, and an independent certified public accounting firm conducts a financial and compliance audit of those statements. As a part of that statewide audit, compliance and control audits of individual agencies are performed at least once every three years. For budgetary purposes, the state avoids double counting expenditures by treating non-expense items and a number of "off budget" as non-reportable.

                                   MANAGEMENT

TRUSTEES AND OFFICERS

     The Board of Trustees governs the Trust. The Trustees are responsible for generally overseeing the conduct of the Trust's business. The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Funds. In addition, the Trustees review contractual arrangements with companies that provide services to the Trust and review the Funds' performance. The Officers of the Trust are responsible for the Funds' operations. The Trust is composed of ten portfolios.

     The Funds' Trustees and Officers are listed below, together with their principal occupations for the past five years. The address of each, unless otherwise indicated, is 350 Fifth Avenue, 59th Floor, New York, NY 10018.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

The business and affairs of the Trust are managed under the general supervision of the Board in accordance with the laws of the State of Delaware and the Trust's Trust Instrument and Bylaws. Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Interested Trustees." Trustees who are not deemed to be "interested persons" of the Trust are referred to as "Independent Trustees."

Each Trustee's and officer's address is c/o American Independence Funds Trust, 350 Fifth Avenue, 59th Floor, New York, New York 10118. Each Trustee holds offices until (i) the annual meeting next after his election and until his successor shall have been duly elected and qualified; (ii) he shall have resigned; or (iii) he is removed by the Trust's shareholders in accordance with the Trust's Bylaws. Each officer holds office for one year and until his successor shall have been elected and qualified. Each Trustee oversees 5 portfolios of the Trust, which is the sole open-end investment company in the American Independence Fund's complex. The following table also discloses whether a Trustee serves as a director of any company that is required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF
                                                                                        FUNDS IN
                       POSITION(S)   TERM OF OFFICE                                      COMPLEX          OTHER
                        HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN      DIRECTORSHIPS
NAME ADDRESS AND AGE     COMPANY       TIME SERVED        DURING PAST FIVE YEARS       BY TRUSTEE    HELD BY TRUSTEE
--------------------   -----------   --------------   ------------------------------   ----------   ----------------
Terry L. Carter        Trustee       Indefinite       President of QuikTrip                10       None

Age: 56                                               Corporation

Joseph Hankin*         Trustee       Indefinite**     President, Westchester               10       None
Age: 65                                               Community College since 1971

Jeffrey Haas*          Trustee       Indefinite**     Professor of Law, New York Law       10       None
Age: 43                                               School 1996-Present

Thomas F. Kice         Trustee       Indefinite       President of Kice Industries,        10       None
Age: 55                                               Inc.

George Mileusnic       Trustee       Indefinite       Chief Financial Officer of           10       None
Age: 50                                               Caribou Coffee, Inc.
                                                      (2001-present). Chief
                                                      Financial Officer of Dean and
                                                      DeLuca (2000-2001). Executive
                                                      Vice President of The Coleman
                                                      Company (9/89-9/98).

Peter Ochs             Trustee       Indefinite       Manager of Ochs & Associates,        10       None
Age: 51                                               Inc.

Richard Wedemeyer*     Trustee       Indefinite**     Retired. Formerly Vice               10       ING Mutual Funds
Age: 69                                               President Finance and                         (2001-Present)
                                                      Administration The Channel
                                                      Corporation (June 1996-April
                                                      2002)

INTERESTED TRUSTEES

                                                                                        NUMBER OF
                                                                                        FUNDS IN
                       POSITION(S)   TERM OF OFFICE                                      COMPLEX         OTHER
                        HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN     DIRECTORSHIPS
NAME ADDRESS AND AGE     COMPANY       TIME SERVED        DURING PAST FIVE YEARS       BY TRUSTEE   HELD BY TRUSTEE
--------------------   -----------   --------------   ------------------------------   ----------   ---------------
Ronald L. Baldwin      Trustee       Indefinite       From _____ to 2005, Director         10       None
Age: 49                                               INTRUST Financial Services,
                                                      Inc. Director of INTRUST
                                                      Brokerage, Inc., and Chief
                                                      Operating Officer and
                                                      President of INTRUST Bank,
                                                      N.A..

John J. Pileggi        Trustee       Indefinite       Managing Partner of American         10       None
Age: 46                                               Independence Financial
                                                      Services, LLC since 2004.
                                                      Formerly President and Chief
                                                      Executive Officer, Mercantile
                                                      Capital Advisors Inc.
                                                      (2002-2004). Formerly,
                                                      President and Chief Executive
                                                      Officer, PLUSFunds.com
                                                      (2000-2002). Formerly,

                                                      President and CEO of ING
                                                      Mutual Fund Management Co. LLC
                                                      (1998-2000).

TRUSTEE EMERITUS

                                                                                        NUMBER OF
                                                                                        FUNDS IN
                       POSITION(S)   TERM OF OFFICE                                      COMPLEX         OTHER
                        HELD WITH     AND LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN     DIRECTORSHIPS
NAME ADDRESS AND AGE     COMPANY       TIME SERVED        DURING PAST FIVE YEARS       BY TRUSTEE   HELD BY TRUSTEE
--------------------   -----------   --------------   ------------------------------   ----------   ---------------
Guy Vander Jagt        Trustee       Indefinite       Partner, Baker & Hostetler,          10       None
Age: 73                Emeritus                       LLP 1993-Present

Phillip J. Owings      Trustee       Indefinite       Consultant. Formerly President       10       None
Age: 59                Emeritus                       and Division Manager of
                                                      Sungard Wealth Management
                                                      Services, LLC (2001-2003);
                                                      formerly Executive Vice
                                                      President of INTRUST Bank
                                                      (1996-2001).

OFFICERS

                      LENGTH OF TIME
NAME, AGE AND            SERVED AS                   PRINCIPAL OCCUPATION(S)
POSITION(S) HELD       FUND OFFICER                    DURING PAST 5 YEARS
----------------     ----------------   ------------------------------------------------
Eric Rubin*          7/2005-Present**   President, American Independence Financial
Age: 38                                 Services, LLC (02/05-Present). Formerly Vice
President                               President, ING Financial Partners from
                                        (06/04-01/05). Formerly Senior Vice President,
                                        Mercantile Capital Advisers (04/03-04/04).
                                        Formerly Senior Vice President DST International
                                        (01/02-4//03). Formerly President EMR Financial
                                        Services (06/00-02/01). Formerly Senior Vice
                                        President, ING Funds (06/98-12/99)

Jared Goldstrom*     7/2005-Present**   Vice President and Portfolio Manager, American
Age: 29                                 Independence Financial Services, LLC
Vice President and                      (05/05-Present). Formerly Head Trader of a
Portfolio Manager                       private investment fund based in New York
                                        (7/04-5/05). Formerly, Head Managing Trader at
                                        E*Trade Professional, the trading division of
                                        E*Trade Securities (7/00-7/04).

John J. Pileggi*     7/2005-Present**   Managing Partner, American Independence
Age: 46                                 Financial Services, LLC (2004-Present).
Treasurer                               Formerly, President and Chief Executive Officer,
                                        Mercantile Capital Advisors Inc. (2002-2004).
                                        Formerly, President and Chief Executive Officer,
                                        PLUSFunds.com (2000-2002). Formerly President
                                        and CEO of ING Mutual Fund Management Co., LLC
                                        (1998-2000). Formerly Managing Director of
                                        Furman Selz LLC (1994-1998).

Theresa Donovan*     7/2005-Present**   Senior Director of Compliance and Administration
Age: 55                                 American Independence Financial Services, LLC
Secretary                               (05/05-Present). Formerly Senior Corporate
                                        Paralegal, Paul, Weiss, Rifkind, Wharton &
                                        Garrison, LLP (04/98-05/05).

* Each Trustee and Officer may be contacted by writing to the Trustee or Officer, c/o American Independence Financial Services, LLC, 350 Fifth Avenue, 59th Floor, New York, NY 10118.

**   Each Trustee and Officer has served from the inception of the Funds.

     The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust.

SHARE OWNERSHIP IN THE FUND COMPLEX (as of effective date of this Prospectus)

                                                    AGGREGATE DOLLAR RANGE
                          DOLLAR RANGE OF EQUITY   OF EQUITY SECURITIES IN
NAME OF TRUSTEE          SECURITIES IN THE TRUST    ALL OF THE FUND FAMILY
---------------          -----------------------   -----------------------
DISINTERESTED TRUSTEES

Joseph N. Hankin         None                      None
Jeffrey Haas             None                      None
Richard Wedemeyer        None                      None
Terry L. Carter          None                      None
Thomas F. Kice           None                      None
Peter Ochs               None                      None
George Mileusnic         None                      None

KANSAS TAX-EXEMPT BOND FUND

Robert Campbell is the portfolio manager for the Kansas Tax-Exempt Bond Fund. His compensation consists primarily of a fixed base salary and a discretionary cash bonus. Mr. Campbell's bonus compensation will be reviewed annually and will be determined by a number of factors including, the relative investment performance of the portfolios versus the benchmarks upon which the Funds are based, before taxes, for a one year period of time; the consistency of the portfolio manager's performance, the total value of the assets managed by the portfolio manager, the profitability of the investment advisor and the portfolio manager's contribution to profitability and the trends in industry compensation and levels.

Mr. Campbell also receives employee benefits, including, but not limited to, health care and other insurance benefits as well as participation in the AIFS 401(k) program.

The structure of the portfolio manager's compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

BENEFICIAL OWNERSHIP BY PORTFOLIO MANAGER (as of the effective date of this Prospectus)

NAME OF PORTFOLIO MANAGER   BENEFICIAL OWNERSHIP
-------------------------   --------------------
Robert Campbell             None

CONFLICTS OF INTEREST

The portfolio manager makes investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the manager believes are applicable to that portfolio. Consequently, the portfolio manager may purchase or (sell) securities for one portfolio and not another portfolio. American Independence Financial Services, LLC has adopted policies and procedures which it believes are reasonably designed to address any potential conflicts. At present, Mr. Campbell does not manage any other accounts.

SUBADVISERS

     Each of the Sub-advisers has entered into a Sub-Advisory Contract dated _____________, 2005, with the Adviser. The Sub-Advisory Contracts will continue in effect for a period beyond two years from the date of their execution only as long as such continuance is approved annually (i) by the holders of a majority of the outstanding voting securities of the Funds or by the Board of Trustees and (ii) by a majority of the Trustees who are not parties to such Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Contracts may be terminated without penalty by vote of the Trustees or the shareholders of the Funds, or by the Adviser, or the Sub-Adviser, on 60 days' written notice by either party to the Contract and will terminate automatically if assigned.

SHORT-TERM BOND FUND AND INTERMEDIATE BOND FUND

For the sub-advisory services it provides to the Short-Term Bond Fund and Intermediate Bond Fund Commerce Asset Management receives from the Adviser and not the Funds, monthly fees based upon daily net assets at the annual rate of 0.15%.

Commerce Asset Management ("CAM") founded in 1973 a wholly owned subsidiary of Commerce Bank, N.A. serves as the sub-adviser to the Short-Term Bond Fund and the Intermediate Bond Fund. CAM is a publicly traded bank holding company. Its headquarters are in Cherry Hill, New Jersey. As of December 31, 2004, CAM had approximately $1.6 billion in assets under management. Under the Advisors Act of 1940 CAM qualifies as a bank and is exempt from registration with the SEC. Commerce Asset Management investment powers under its national bank charter and is supervised for compliance with laws and regulations related to those powers by the Office of Comptroller of the Currency.

Mr. Fernando Garip, Senior Vice President and Chief Investment Officer, Ms. Hillary T. Matchett, Vice President and Ms. Diane Allard, Vice President share the responsibility of the portfolio management of the Short-Term Bond Fund and Intermediate Bond Fund.

Mr. Garip joined Commerce Bank Asset Management in 200. Prior to joining Commerce, Mr. Garip was a Senior Vice President and Regional Investment Manager at FleetBoston Financial, formerly Summit Bank. Mr. Garip received his bachelor's degree from Villanova University and completed postgraduate studies at Harvard University's Kennedy School of Government and the New York Institute of Finance. He is a member of the New York Society of Securities Analysts and serves a broad range of civic organizations throughout the region. Ms. Matchett joined Commerce Bank Asset Management in October 2003. Prior to joining Commerce Bank, Ms. Matchett was a portfolio manager for JPMorgan Asset Management in New York and San Francisco where she was responsible for managing over $3 Billion in personal large cap and small cap discretionary accounts. She also worked on the portfolio management team of the various JPMorgan Asset Management small cap mutual funds. In addition to managing assets and new business relationships, she worked extensively with JPMorgan's proprietary tax-aware trading system seeking to optimize performance with minimal tax liability. Ms. Matchett received her Bachelor's degree from Duke University and completed the JP Morgan MBA training program. Ms. Allard joined Commerce Bank Asset Management as a portfolio manager in July 2001. Prior to joining Commerce, Ms. Allard managed the trading desk at Summit Bank's Investment Department. She led a team of three traders and was responsible for managing the entire trading process. She also participated in municipal bond trading and underwriting at United Jersey Bank. Ms. Allard is a graduate of Rutgers University.

                                NUMBER OF OTHER ACCOUNTS MANAGED            NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                                   AND ASSETS BY ACCOUNT TYPE                  ADVISORY FEE IS PERFORMANCE-BASED
                       --------------------------------------------------  ----------------------------------------
                          REGISTERED     OTHER POOLED                      REGISTERED  OTHER POOLED
 NAME OF SUB-ADVISER      INVESTMENT      INVESTMENT                       INVESTMENT   INVESTMENT
AND PORTFOLIO MANAGER      COMPANIES       VEHICLES      OTHER ACCOUNTS     COMPANIES    VEHICLES    OTHER ACCOUNTS
---------------------  ----------------  ------------  ------------------  ----------  ------------  --------------
Fernando Garip                N/A             N/A      122 ($386 million)      N/A          N/A            N/A
Hillary Matchett              N/A             N/A       12 ($19 million)       N/A          N/A            N/A
Diane Allard           2 ($856 million)       N/A       32 ($145 million)      N/A          N/A            N/A

Compensation of the portfolio managers of Commerce Asset Management consists primarily of a fixed base salary and a discretionary cash bonus. The bonus compensation will be reviewed annually and will be determined by a number of factors including, contribution, alpha generation and new revenues. Options are also issued at management level.

The portfolio managers also receives employee benefits, including, but not limited to, health care and other insurance.

The structure of the portfolio manager's compensation may be modified from time to time to reflect, among other things, changes in responsibilities or the competitive environment.

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). CAM manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

STOCK FUND AND INTERNATIONAL EQUITY FUND

     For the subadvisory services it provides to the Stock Fund and International Equity Fund, Barrow, Hanley, Mewhinney & Strouss, Inc. receives, from the Adviser and not the Funds, monthly fees based upon average daily net assets at the annual rate of up to 0.34% and 0.56% respectively.

STOCK FUND AND INTERNATIONAL EQUITY FUND

Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley") will provide portfolio investment management services for the Stock Fund and the International Equity Fund. Barrow Hanley, 3232 McKinney Avenue, 15th Floor, Dallas, TX 75204 is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. Barrow Hanley is engaged in the business of providing investment advice to institutional and individual client accounts and had assets of approximately $42 billion as of December 31, 2004. Barrow Hanley has managed the Stock Fund since December 1999. The portfolio managers and analysts work as a team for the purposes of generating and researching investment ideas within the large, mid, and small cap segments of the market. Individual security holdings and their weightings in the portfolios are the result of input from both analysts and portfolio managers. However, the ultimate decision for inclusion and weighting in the portfolio rests with the portfolio managers. While all equity portfolio managers act as generalists, each portfolio manager also has a specific sector responsibility along with an analyst member of our team. This serves as an internal mentoring process, in addition to assuring adequate coverage across all sectors and market capitalization ranges.

The portfolio managers on the Stock Fund are Mark Giambrone, Jim Barrow, Timothy Culler, Robert Chambers, and Ray Nixon. Mark Giambrone and Robert Chambers are the portfolio managers for the International Equity Fund.

The following information is for the persons who are primarily responsible for day-to-day management of the Funds:

                                                                  BUSINESS EXPERIENCE
NAME                            TITLE         LENGTH OF SERVICE       PAST 5 YEARS
----                            -----         -----------------   -------------------
James P. Barrow           Portfolio Manager        26 yrs.              BHMS
Rich A. Englander, CFA    Portfolio Manager        20 yrs.              BHMS
J. Ray Nixon              Portfolio Manager        11 yrs.              BHMS
Robert J. Chambers, CFA   Portfolio Manager        11 yrs.              BHMS
Timothy J. Culler, CFA    Portfolio Manager         6 yrs.              BHMS
Mark Giambrone, CPA       Portfolio Manager         7 yrs.              BHMS(1)

(1)  Prior to 2002 Mark Giambrone was an Equity Analyst with BHMS.

Account Management Disclosures

                              NUMBER OF OTHER ACCOUNTS MANAGED       NUMBER OF ACCOUNTS AND ASSETS FOR WHICH
                               AND ASSETS BY ACCOUNT TYPE(1)          ADVISORY FEE IS PERFORMANCE-BASED(1)
                         -----------------------------------------  ----------------------------------------
                          REGISTERED  OTHER POOLED                  REGISTERED  OTHER POOLED
                          INVESTMENT   INVESTMENT                   INVESTMENT   INVESTMENT
NAME OF SUB-ADVISER       COMPANIES     VEHICLES    OTHER ACCOUNTS   COMPANIES    VEHICLES    OTHER ACCOUNTS
AND PORTFOLIO MANAGER      ($MILS)       ($MILS)        ($MILS)       ($MILS)      ($MILS)        ($MILS)
---------------------    -----------  ------------  --------------  ----------  ------------  --------------
BARROW, HANLEY, MEWHINNEY & STRAUSS, INC.:

James P. Barrow          11(28,846.0)      N/A       23($2,635.3)   3(28,042.7)      N/A            N/A
Rich A. Englander, CFA       1(456.1)      N/A        24(2,909.2)       N/A          N/A            N/A
J. Ray Nixon                 1(406.2)   5(104.7)      26(3,018.4)       N/A          N/A            N/A
Robert J. Chambers, CFA      8(585.7)   2(653.9)      67(2,114.3)       N/A          N/A            N/A
Timothy J. Culler, CFA       2(312.5)    1(44.7)      40(4,981.2)       N/A          N/A         3(411.5)
Mark Giambrone, CPA        7(3,400.3)      N/A           9(773.9)    1(3,105.6)      N/A            N/A

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Fund). BHMS manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

COMPENSATION STRUCTURE FOR PORTFOLIO MANAGER

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on quantitative and qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. Contributions to the overall investment process may include not recommending securities in an analyst's sector if there are no compelling opportunities in the industries covered by that analyst.

In addition, many employees, including all portfolio managers and analysts, have equity ownership in the firm through "phantom stock" in BHMS, as well as participation in a long-term incentive plan with Old Mutual Asset Management
(US). Also, all partners of the firm receive, on a quarterly basis, a share of the firm's profits, which are, to a great extent, related to the performance of the entire investment team.

The dollar range of Fund securities beneficially owned by the manager using the following ranges: none; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000;
$100,001 - $500,000; $500,001 - $1,000,000; over $1,000,000.

Name of Portfolio Manager   Range of Ownership
-------------------------   ------------------
James P. Barrow                    None
Rich A. Englander, CFA             None

J. Ray Nixon                       None
Robert J. Chambers, CFA            None
Timothy J. Culler, CFA             None
Mark Giambrone, CPA                None

STANDING BOARD COMMITTEES

The Board has established two committees: the Audit and Nominating Committees.

The Audit Committee annually considers the engagement and compensation of the Trust's independent auditors, oversees the audit process and reviews with the auditors the scope and results of the audit of the Trust's financial statements. The Audit Committee consists of all of the Independent Trustees.

The Nominating Committee is responsible for the selection and nomination of candidates for appointment or election to serve as Trustees. The Nominating Committee consists of all Independent Trustees. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Committee in care of the Trust's Secretary.

BOARD COMPENSATION

Trustees who are not officers, directors or employees of American Independence Financial Services, LLC or the Distributor will receive from the Trust, an annual fee of $4,000 and a fee of $1,000 for each in-person Board meeting attended, $500 for each in-person Committee meeting attended, $500 for each telephonic Board or Committee meeting attended, and reimbursement for expenses incurred as a Trustee. The Chairman of the Board will receive an additional fee of $1,000 for each Board meeting attended.

CODES OF ETHICS

The Trust and the Advisor have adopted a Code of Ethics under Rule 17j-1 under the 1940 Act that permits investment personnel subject to the particular Code to invest in securities, including securities that may be purchased or held by the American Independence Funds, for their own accounts. These Codes of Ethics are filed as exhibits to the Trust's registration statement on Form N-1A and are on public file with, and are available from, the SEC's Public Reference Room in Washington, D.C.

PROXY VOTING POLICY AND PROCEDURES

The Trust has contractually delegated, subject to Board oversight, the responsibility for voting proxies relating to portfolio securities held by an American Independence Fund to the Advisor. The Trust has delegated proxy voting to the Advisor with the direction that proxies should be voted in a manner consistent with the best interests of a Fund and its shareholders. The Advisor has adopted its own proxy voting policies and procedures for this purpose. These policies and procedures include specific provisions to resolve conflicts of interest that may arise between the interests of a Fund and the Advisor or and its affiliates. Copies of the proxy voting policies and procedures are attached to this SAI as Appendix B.

Starting on August 31, 2004, information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Trust's website at http://www._________.com and (ii) on the SEC's website at http://www.sec.gov.

ADVISORY SERVICES

American Independence Financial Services, LLC serves as investment adviser to the Funds pursuant to a Management Agreement dated July 12, 2005, between the Trust and American Independence Financial Services, LLC pursuant to obligations under the Advisory Agreement. American Independence Financial Services, LLC also provides certain administrative services necessary for the Funds' operations including; (i) coordination of the services performed by the Funds' transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' Officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

The following table shows the advisory fees that AIFS, in its capacity as investment advisor, is entitled to receive from the American Independence Funds, calculated daily and paid monthly at the following annual rates, as a percentage of each respective Fund's average daily net assets.

Fund                          Advisory Fee
----                          ------------
Stock Fund                        1.00%
International Equity Fund         0.81%
Short-Term Bond Fund              0.40%
Intermediate Bond Fund            0.40%
Kansas Tax-Exempt Bond Fund       0.30%

Under the Advisory Agreement, the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of such Agreement, and the Trust has agreed to indemnify the Advisor against any claims or other liabilities arising out of any such error of judgment or mistake or loss. The Adviser shall remain liable, however, for any loss resulting from willful misfeasance, bad faith, or negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

Unless sooner terminated, the Advisory Agreement will continue in effect through ______. 200_ with respect to the American Independence Funds. The Advisory Agreement will continue from year to year after its anticipated termination date if such continuance is approved at least annually by the Board or by the affirmative vote of a majority of the outstanding shares of the affected Fund or Funds, provided that in either event such Agreement's continuance also is approved by a majority of the Trustees who are not parties to such Agreement, or "interested persons" (as defined in the 1940 Act) of any such party, by votes cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated by the Trust or the Advisor on 30 days' written notice, and will terminate immediately in the event of its assignment.

INITIAL BOARD APPROVAL OF THE ADVISORY AGREEMENTS FOR THE AMERICAN INDEPENDENCE FUNDS

American Independence Financial Services, LLC's compensation under the Advisory Agreement may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Advisory Agreement, American Independence Financial Services, LLC may reduce its compensation to the extent that the funds' expenses exceed such lower expense limitation as American Independence Financial Services, LLC may, by notice to the fund, declare to be effective. For the purpose of determining any such limitation on American Independence Financial Services, LLC's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. The terms of any expense limitation from time to time in effect are described in the prospectus.

In addition, through the end of the fund's fiscal year ending in 2006, American Independence Financial Services, LLC has agreed to waive fees and reimburse expenses of the fund to the extent necessary to ensure that the funds pays total fund operating expenses at a certain rate.

In considering the Advisory Agreement, the Trustees considered numerous factors they believe to be relevant, including a comparison of the fees and expenses of other similarly managed funds, the advisor's research and decision-making processes, the methods adopted to assure compliance with the funds' investment objectives, policies and restrictions; the level of research required to select the securities appropriate for investment by the funds; the education, experience and number of advisory personnel; the level of skill and effort required to manage the fund; the value of services provided by the advisor; the economies and diseconomies of scale reflected in the management fee; the advisor's potential profitability; the financial condition and stability of the advisor; the advisor's trade allocation methods; the standards and performance in seeking best execution; allocation for brokerage and research and use of soft dollars.

DISTRIBUTION AND SERVICES PLANS

The Trust has adopted separate Distribution and Services Plans pursuant to Rule 12b-1 under the 1940 Act (the "Rule") with respect to Class A Shares and Class C Shares of the American Independence Funds (the "Plans"). Under the Plans, the Trust (i) may pay the Distributor or another person for distribution services provided and expenses assumed and (ii) may pay, through the Distributor, broker-dealers or other financial institutions ("Service Organizations") for services, as defined by NASD.

Payments to the Distributor will compensate it for distribution assistance and expenses assumed and activities primarily intended to result in the sale of shares, including compensating dealers and other sales personnel, direct advertising and marketing expenses and expenses incurred in connection with preparing, mailing and distributing or publishing advertisements and sales literature, for printing and mailing Prospectuses and SAIs (except those used for regulatory purposes or for distribution to existing shareholders), and costs associated with implementing and operating the Plan.

The Trust intends to enter into servicing agreements under the Plan that will require the Service Organizations receiving such compensation from the Distributor to perform certain services, as defined by NASD.

Under the Plan, payments by the Trust for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of Class A Shares of a Fund and 0.75% for Class C Shares, and payments for services, as defined by NASD, may not exceed 0.25% (annualized) of the average daily net asset value of a Fund's outstanding Class A Shares that are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship.

Payments for distribution expenses under the Plan are subject to the Rule. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of shares issued by" the Trust. The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the Plan provides that a report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. The Plan provides that it may not be amended to increase materially the costs that Service Shares may bear for distribution pursuant to the Plan without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plan or in any related agreements (the "12b-1 Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

The Board has concluded that there is a reasonable likelihood that the Plan will benefit the Funds and holders of Service Shares. The Plan is subject to annual re-approval by a majority of the 12b-1 Trustees and is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the Shares of the Fund involved. Any agreement entered into pursuant to the Plan with a Service Organization will be terminable with respect to any Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the Service Shares of such Fund, by the Distributor or by the Service Organization. Any such agreement will also terminate automatically in the event of its assignment.

As long as the Plan is in effect, the nomination of Independent Trustees must be committed to the discretion of the Independent Trustees.

SUB-TRANSFER AGENCY PLAN

The Funds have adopted a Sub-Transfer Agency Plan pursuant to which it may pay a fee of up to an annual rate of 0.25% of Fund average daily net assets to service organizations who provide sub-transfer agency services to their customers who own shares of the Funds.

Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

INTRUST Bank, N.A. acts as custodian of the Trust's assets. BISYS Fund Services acts as transfer agent for the Funds. The Trust compensates BISYS for providing personnel and facilities to perform transfer agency related services for the Trust

EXPENSES

Except as noted below, American Independence Financial Services, LLC bears all expenses in connection with the performance of its advisory and administrative services. The Trust bears its owns expenses incurred in its operations, including: organizational costs; taxes; interest; fees (including fees paid to its Trustees and officers); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory fees; administration fees and expenses; charges of the custodians, transfer agent and fund accountant; certain insurance premiums; outside auditing and legal expenses; fees of independent pricing services; costs of shareholders' reports and shareholder meetings; fees of industry organizations such as the Investment Company Institute; and any extraordinary expenses. The Trust also pays for brokerage fees and commissions, if any, in connection with the purchase of its portfolio securities.

FEE WAIVERS

The Advisor has agreed in writing to limit the expenses of the American Independence Funds to the amount indicated in the Prospectus until __________. These limits do not include any taxes, brokerage commissions, interest on borrowings or extraordinary expenses.

INDEPENDENT AUDITORS AND COUNSEL

Grant Thornton, LLP, 175 West Jackson Blvd., Chicago, Illinois 60604, has been selected as the Independent Registered Public Accounting Firm for the Trust. Grant Thornton LLP provides audit services, tax return preparation and assistance and consultation in connection with certain SEC filings.

Thacher, Proffitt and Wood LLP, Two Financial Center, New York, New York, serves as counsel to the Trust.

ANTI-MONEY LAUNDERING PROGRAM

     The Trust has established an Anti-Money Laundering Compliance Program the "Program"), which includes the Customer Identification Program, as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of an anti-money laundering compliance officer, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

     Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                          SHARES OF BENEFICIAL INTEREST

     The American Independence Funds Trust was organized as a Delaware business trust on October 7, 2004, and currently consists of five series, which is offered in this SAI. The Board of Trustees may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. When issued, shares of the Fund are fully paid and non-assessable.

     The American Independence Funds offer three classes of shares, Class A, Class C and Institutional Class. Purchases may be made through an authorized broker or financial institution, including the Fund, by mail or by wire. Call 1-866-410-2005, or contact your sales representative, broker-dealer or bank to obtain more information about the Funds' shares.

+

     Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder's investment in such series. However, the Trust Instrument disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder's investment in the Fund. Under the Fund's Trust Instrument, the Boards of Trustees are authorized to create new portfolios or classes without the approval of the shareholders of the applicable Fund. Each share will have a pro rata interest in the assets of the Fund portfolios to which the shares of that series relates, and will have no interest in the assets of any other Fund portfolio. In the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund, except that, in the case of a series with more than one class of shares, such distributions will be adjusted to appropriately reflect any charges and expenses borne by each individual class. Each Fund's Board of Trustees is also authorized to create new classes without shareholder approval. When certain matters affect one class but not another, the shareholders would vote as a class regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by Fund or portfolio unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of the Fund involved. Additionally, approval of the Advisory Contract is a matter to be determined separately by each Fund. As used in the Prospectus and in this SAI, the term "majority", when referring to approvals to be obtained from shareholders of a Fund or class means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund or class. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

     The Trust may dispense with annual meetings of shareholders in any year in which it is not required to elect trustees under the 1940 Act. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a trustee is requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

     Each share of a Fund represents an equal proportional interest in that Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

     Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

     A Shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined under applicable securities laws) of the Fund.

CONVERSION INTO A FEEDER FUND

     The Board may convert the Fund in the future into a feeder fund in a master-feeder fund structure without approval of the Funds' shareholders (the "Shareholders"). It is uncertain whether the Funds will convert into a feeder fund in the future and doing so may require certain regulatory approvals. As a feeder fund, each Fund would seek to achieve its investment objective by investing all of its assets in the securities of a singer master fund with substantially the same investment objective, strategies and restrictions as the Fund. If the Funds were to convert into feeder funds, the Funds' interest in the securities owned by the master fund would be indirect, unlike other investment companies that typically acquire and manage their own portfolio securities directly.

PERFORMANCE INFORMATION

     The Stock Fund, International Equity Fund, Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Bond Fund may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. The following paragraphs describe how yield and return are calculated by the American Independence Funds.

Return Calculations. Returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in a Fund's NAV over a stated period. A cumulative return reflects actual performance over a stated period of time. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a fund.

     In addition to average annual returns, a Fund may quote unaveraged or cumulative returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to return. Returns may be quoted on a before-tax and an after-tax basis. Returns may or may not include the effect of a fund's short-term trading fee or the effect of a fund's small balance maintenance fee. Excluding a fund's short-term trading fee or small balance maintenance fee from a return calculation produces a higher return figure. Returns, yields, if applicable, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

     From time to time, in advertisements or in reports to shareholders, a Fund's yield or total return may be quoted and compared to that of other mutual funds with similar investment objectives and to stock or other relevant indices. In addition, total return and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, may be used in comparing the performance of a Fund. The total return and yield of a Fund may also be compared to data prepared by Lipper, Inc.

     From time to time, the Trust may include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
(1) discussions of general economic or financial principles (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust;
(5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including but not limited to insured bank products, annuities, qualified retirement plans and individual stocks and bonds) that may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of Fund rankings or ratings by recognized rating organizations. The Trust may also include calculations, such as hypothetical compounding examples, that describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds.

MISCELLANEOUS

     As used in this SAI, a "majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement or change in an investment objective (if fundamental) or a fundamental investment policy, the lesser of (a) 67% of the shares of the particular Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund.

If you have any questions concerning the Trust or any of the Funds, please call 1-866-410-2005.

APPENDIX A -- FUTURES AND OPTIONS

As previously stated, the Funds may enter into futures contracts and options in an effort to have fuller exposure to price movements in securities markets pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions and for other hedging and investment purposes. Such transactions are described in this Appendix. Futures contracts are contracts that provide for the sale or purchase of a specified financial instrument or currency at a future time at a specified price. An option on a futures contract gives the purchaser the right (and the writer of the option the obligation) to assume a position in a futures contract at a specified exercise price within a specified period of time. A futures contract may be based on interest rates, various securities (such as U.S. government securities or a single stock ("security future")), securities indices ("stock index future"), foreign currencies, and other financial instruments and indices. These Funds may engage in futures transactions on both U.S. and foreign exchanges.

Futures contracts entered into by one of these Funds (other than single stock futures and narrow based security index futures) are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, exempt boards of trade or electronic trading facilities that are licensed and/or regulated to varying degrees by the Commodity Futures Trading Commission ("CFTC") or, with respect to certain contracts, on foreign exchanges. Single stock futures and narrow based security index futures are traded either over the counter or on trading facilities such as contract markets, derivatives transaction execution facilities, and electronic trading facilities that are licensed and/or regulated to varying degrees by both the CFTC and the SEC or, with respect to certain funds, on foreign exchanges. A clearing corporation associated with the exchange or trading facility on which futures are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Neither the CFTC, the National Futures Association ("NFA"), the SEC nor any domestic exchange regulates activities of any foreign exchange or boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign exchange or board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, persons who trade foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's or SEC's regulations and other federal securities laws and regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange. In particular, a Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on United States futures exchanges.

I Interest Rate Futures Contracts.

Use of Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund might use interest rate futures as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Description of Interest Rate Futures Contracts. An interest rate futures contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. For futures traded on certain trading facilities, the determination would be in accordance with the rules of the exchange or other trading facility on which the futures contract sale or purchase was made.

Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is affected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is affected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury bills; and ninety-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments. The Fund would deal only in standardized contracts on recognized exchanges and trading facilities.

Examples of Futures Contract Sale. The Fund might engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security in the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The Adviser wishes to fix the current market value of this portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the Adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The Fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93. In that case, the five-point loss in the market value of the portfolio security would be offset by the five-point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

The Adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an off-setting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

Examples of Futures Contract Purchase. A Fund might engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter-term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

For example, assume that the market price of a long-term bond that a Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The Adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the Adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5-point increase in the price that the Fund pays for the long-term bond would be offset by the 5-point gain realized by closing out the futures contract purchase.

The Adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II Security Futures Contracts and Stock Index Futures Contracts.

Security Futures Contracts. The Fund may purchase and sell futures contracts for individual securities in order to seek to increase total return or to hedge against changes in securities prices. When securities prices are falling, the Fund can seek, by selling security futures contracts, to offset a decline in the value of its current portfolio securities. When securities prices are rising, the Fund can attempt, by purchasing security futures contracts, to secure better prices than might later be available in the market when it effects anticipated purchases. For example, the Fund may take a "short" position in the futures market by selling futures contracts to seek to hedge against an anticipated decline in market prices that would adversely affect the dollar value of the Fund's portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

Stock Index Futures Contracts. A stock or bond index assigns relative values to the stocks or bonds included in the index and the index fluctuates with changes in the market values of the stocks or bonds included. Some stock index futures contracts are based on broad market indexes, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, there are also futures contracts on narrower market indexes, such as the S&P 100 or indexes based on an industry or market segment, such as oil and gas stocks. A stock or bond index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value (which assigns relative values to the common stocks or bonds included in the index) at the close of the last trading day of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying stocks in the index is made. Some stock index futures contracts are based on broad market indices, such as the S&P 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indices, such as the S&P 100 or indices based on an industry or market segment, such as oil and gas stocks. Futures contracts are traded on organized exchanges regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

The Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of its portfolio will decline prior to the time of sale.

The following are examples of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE: Buy the Future

Hedge Objective: Protect Against Increasing Price

Portfolio                    Futures
---------                    -------
                             -Day Hedge is Placed-

Anticipate Buying $62,500    Buying 1 Index Futures at
Equity Portfolio             125 Value of Futures =

                             $62,500/Contract

                             -Day Hedge is Lifted-

Buy Equity Portfolio with    Sell 1 Index Futures at 130
Actual Cost = $65,000        Value of Futures =
Increase in Purchase Price   $65,000/Contract
= $2,500                     Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

Portfolio                       Futures
---------                       -------
                                -Day Hedge is Placed-

Anticipate Selling $1,000,000   Sell 16 Index Futures at 125 Value of
Equity Portfolio                Futures = $1,000,000

                                -Day Hedge is Lifted-

Equity Portfolio - Own          Buy 16 Index Futures at 120 Value of
Stock with Value = $960,000     Futures = $960,000
Loss in Fund Value = $40,000    Gain on Futures = $40,000

If, however, the market moved in the opposite direction, that is, market value decreased and the Fund had entered into an anticipatory purchase hedge, or market value increased and the Fund had hedged its stock portfolio, the results of the Fund's transactions in stock index futures would be as set forth below.

ANTICIPATORY PURCHASE HEDGE: Buy the Future

Hedge Objective: Protect Against Increasing Price

Portfolio                             Futures
---------                             -------
                                      -Day Hedge is Placed-

Anticipate Buying $62,500             Buying 1 Index Futures at
Equity Portfolio                      125 Value of Futures = $62,500/Contract

                                      -Day Hedge is Lifted-

Buy Equity Portfolio with             Sell 1 Index Futures at 120
Actual Cost = $60,000                 Value of Futures = $60,000/Contract
Increase in Purchase Price = $2,500   Loss on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future

Hedge Objective: Protect Against Declining Value of the Fund

Factors:

Value of Stock Fund = $1,000,000
Value of Futures Contract = 125 x $500 = $62,500
Fund Beta Relative to the Index = 1.0

Portfolio                       Futures
---------                       -------
                                -Day Hedge is Placed-

Anticipate Selling $1,000,000   Sell 16 Index Futures at 125
Equity Portfolio                Value of Futures = $1,000,000

                                -Day Hedge is Lifted-

Equity Portfolio-Own            Sell 16 Index Futures at 130
Stock with Value = $1,040,000   Value of Futures = $1,040,000
Gain in Fund Value = $40,000    Loss of Futures = $40,000

III Futures Contracts on Foreign Currencies.

To the extent the Fund invests in foreign securities, it may purchase and sell futures contracts on foreign currencies in order to seek to increase total return or to hedge against changes in currency exchange rates. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency, for an amount fixed in U.S. dollars. Foreign currency futures may be used by the Fund to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions. For example, the Fund may take a "short" position to seek to hedge against an anticipated decline in currency exchange rates that would adversely affect the dollar value of the Fund's portfolio securities. On other occasions, the Fund may take a "long" position by purchasing such futures contracts, for example, when it anticipates the purchase of a particular security when it has the necessary cash, but expects the currency exchange rates then available in the applicable market to be less favorable than rates that are currently available.

IV Margin Payments.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Fund's custodian an amount of cash or liquid portfolio securities, the value of which may vary but is generally equal to 10% or less of the value of the contract. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

V Risks of Transactions in Futures Contracts.

There are several risks in connection with the use of futures by the Fund. One risk arises because of the imperfect correlation between movements in the price of the future and movements in the price of the securities which are the subject of a hedge. The price of the future may move more than or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or gain on the future which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the future, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the securities being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurred, the Fund would lose money on the future and also experience a decline in value in its portfolio securities.

Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In instances involving the purchase of futures contracts by the Fund, an amount of cash or liquid portfolio securities, equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby reduce the leverage effect resulting from the use of such futures.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and any securities being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions that could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

Positions in futures may be closed out only if there is a secondary market for such futures. Although the Fund intends to purchase or sell futures only where there appears to be active secondary markets, there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will normally not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges and other trading facilities which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange, trading facility or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by the Fund is also subject to the Adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

VI Options on Futures Contracts.

The Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

VII Other Transactions.

The Fund is authorized to enter into transactions in any other futures or options contracts which are currently traded or which may subsequently become available for trading. Such instruments may be employed in connection with the Fund's hedging and other investment strategies if, in the judgment of the Adviser, transactions therein are necessary or advisable.

VIII Accounting Treatment.

Accounting for futures contracts and options will be in accordance with generally accepted accounting principles.

AMERICAN INDEPENDENCE FUNDS TRUST

PART C. OTHER INFORMATION

Item 23. Exhibits:

(a)   (1) Trust Instrument*
      (2) Amendment to Trust Instrument**

(b)   By-Laws.*

(d)   Investment Advisory Contracts.

      (1) Investment Advisory agreement between Registrant and Arrivato Advisors, LLC*
      (2) Form of Investment Advisory Agreement between Registrant and American Independence Financial Services, LLC***
      (3) Form of Sub-Advisory Agreement between American Independence Financial Services,LLC and Barrow, Hanley, Mewhinney & Strauss, Inc.****
      (4) Form of Sub-Advisory Agreement between American Independence Financial Services, LLC and Commerce Asset Management.***

(e)   Underwriting Contracts

      (1) Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership.*

      (2)   Amendment to the Distribution Agreement dated ______ 2006***

(f)   None.

(g)   Custodian Agreement between Registrant and INTRUST Bank, NA.*

(h)   Other Material Contracts.

      (1) Form of Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.*
      (2) Amendment to Master Services Agreement between Registrant and BISYS Fund Services Ohio, Inc.***

      (3)   Sub-Transfer Agency Agreement*

      (4)   Form of Agreement and Plan of Reorganization.***

(i)   Legal Opinion.

      (1)   Opinion and Consent of Thacher, Proffitt & Wood.***

(j)   Consent of Independent Public Accountants***

(k)   Omitted Financial Statements.

      None.

(m)   (1) Rule 12b-1 Plan.*

      (2) Amended Rule 12b-1 Plan***

(n)   (1) Rule 18f-3 Plan.*

      (2)  Revised Rule 18f-3 Plan dated _______________.***

(o)   N/A

(p)   Codes of Ethics

      (1)   Code of Ethics of Arrivato Funds Trust*
      (2)   Code of Ethics of Arrivato Advisors, LLC**
      (3)   Code of Ethics of BISYS (Distributor)**
      (4)   Code of Ethics of Barrow Hanley***
      (5)   Code of Ethics of Commerce Asset Management***

(q)   Power of Attorney**

*     Previously filed with Pre-Effective Amendment No. 2 filed on July 28,
      2005.
**    Previously filed with Pre-Effective Amendment No. 3 filed on August 29,
      2005.
***   To be filed by amendment.

Item 25. Indemnification

No change from the information set forth in Item 25 of the most recently filed N-1A of Arrivato Funds Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-124214 and 811-21757) as filed with the Securities and Exchange Commission on April 21, 2005 (Accession No. 0000950123-05-004803.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 22nd day of December, 2005.

                               THE ARRIVATO FUNDS TRUST

                                       By: /s/ Eric Rubin
                                       --------------------
                                       Eric Rubin
                                       President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has Been signed below by the following persons in the capacities and on the date indicated.

   Signature                   Title                      Date
----------------


/s/ Eric Rubin
--------------
Eric Rubin                     President            December 22, 2005


/s/ Richard A. Wedemeyer*
-------------------------
Richard A. Wedemeyer           Chairman of the Board
                               and Trustee          December 22, 2005


/s/ Jeffrey Haas*
-----------------
Jeffrey Haas                   Trustee              December 22, 2005


/s/ Joseph Hankin*
------------------
Joseph Hankin                  Trustee              December 22, 2005

/s/ Guy Vander Jagt*
--------------------
Guy Vander Jagt                Trustee              December 22, 2005


*By: /s/ Eric Rubin
-------------------
   Eric Rubin, Attorney-in-Fact pursuant to
   Power of Attorney Previously Filed